TABLE OF CONTENTS

AIM Variable Insurance Funds, Inc.
  AIM V.I. Aggressive Growth Fund...........................................   3
  AIM V.I. Balanced Fund....................................................  14
  AIM V.I. Blue Chip Fund...................................................  30
  AIM V.I. Capital Appreciation Fund........................................  39
  AIM V.I. Capital Development Fund.........................................  49
  AIM V.I. Dent Demographic Trends Fund.....................................  60
  AIM V.I. Diversified Income Fund..........................................  70
  AIM V.I. Global Utilities Fund............................................  83
  AIM V.I. Government Securities Fund.......................................  93
  AIM V.I. Growth Fund...................................................... 102
  AIM V.I. Growth and Income Fund........................................... 111
  AIM V.I. High Yield Fund.................................................. 121
  AIM V.I. International Equity Fund........................................ 133
  AIM V.I. Money Market Fund................................................ 143
  AIM V.I. New Technology Fund.............................................. 150
  AIM V.I. Value Fund....................................................... 159

SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM V.I. AGGRESSIVE GROWTH FUND

FUND CONTENDS WITH STOCK-MARKET DECLINE

MOST MAJOR STOCK-MARKET INDEXES SUFFERED           THE FUND'S PERFORMANCE IMPROVED     panies just because they were relatively
LOSSES DURING THE REPORTING PERIOD. HOW              SIGNIFICANTLY DURING THE LAST     cheap, regardless of these firms' earnings.
DID AIM V.I. AGGRESSIVE GROWTH FUND FARE?            THREE MONTHS OF THE REPORTING         However, beginning in April, growth
For much of the reporting period,                PERIOD AS INVESTORS SHIFTED THEIR     stocks outperformed value stocks, as the
investors favored value stocks over growth                 FOCUS TO GROWTH STOCKS.     Fed's rate-cutting policy had the potential
stocks--a trend that hurt the fund's                                                   to boost corporate profits. Small-cap stocks
performance. The fund's total return was     annual rate of only 1.3%, slightly        were the market leaders, posting positive
-13.89% for the six months ended June 30,    better than growth in the fourth quarter  returns for the reporting period. Mid-cap
2001. Over the same period, the Lipper       of 2000, but still raising the specter    stocks fared better than large-cap stocks,
Mid-Cap Growth Fund Index returned -12.46%.  that the economy could slip into a        but both recorded negative returns for the
    The fund's performance improved sig-     recession. In six moves during the        six months ended June 30.
nificantly during the last three months      reporting period, the Fed lowered the
of the reporting period as investors shifted federal funds rate from 6.5% to 3.75%.    HOW DID YOU MANAGE THE FUND?
their focus to growth stocks. Total return   Markets responded tepidly to the last of  At the close of the reporting period,
for the three months ended June 30 was       these rate cuts in late June, and they    the fund had significant exposure to the
12.91%. That was comparable to the 13.67%    remained volatile as investors' concerns  information technology, consumer
return for the Lipper Mid-Cap Growth Fund    about the economy and corporate earnings  discretionary and health care sectors.
Index for the same three months.             growth lingered.                          The rate of corporate spending for
                                                                                       information technology services is expected
WHAT WERE SOME SIGNIFICANT TRENDS                For most of the period, value stocks  to increase in 2001, although at a slower
IN THE STOCK MARKET?                         outperformed growth stocks as investors   pace than for the previous two years.
Concern over declining corporate earnings    sought attractively priced issues. There    Consumer discretionary companies, which
growth and a slowing economy caused          was a tendency to buy the stocks of com-  include many retailers, could benefit major stock market indexes to fall during
much of the reporting period. Throughout     PORTFOLIO COMPOSITION
the period, a long string of high-profile
companies issued warnings that their         As of 6/30/01, based on total net assets
earnings would not meet expectations.
Slowing economic growth and rising energy    TOP 10 EQUITY HOLDINGS                    TOP 10 INDUSTRIES
and labor costs undermined corporate         --------------------------------------------------------------------------------------
profits. Global competition also reduced      1. Abercrombie & Fitch Co.          2.3%   1. Application Software                6.5%
the ability of companies to raise prices     --------------------------------------------------------------------------------------
for their products and services. The          2. Henry (Jack) & Associates, Inc.  2.2    2. Semiconductors                      6.3
sell-off affected nearly all market          --------------------------------------------------------------------------------------
sectors, with technology stocks               3. Tetra Tech, Inc.                 1.9    3. Apparel Retail                      6.0
especially hard hit.                         --------------------------------------------------------------------------------------
    Early in 2001, the Federal Reserve        4. American Eagle Outfitters, Inc.  1.8    4. Health Care Distributors & Services 5.6
Board (the Fed) began cutting interest       --------------------------------------------------------------------------------------
rates to stimulate economic growth. In        5. Concord EFS, Inc.                1.7    5. Diversified Financial Services      4.7
the first quarter of 2001, the nation's      --------------------------------------------------------------------------------------
gross domestic product (GDP) grew at an       6. Fiserv, Inc.                     1.7    6. Telecommunications Equipment        4.5
                                             --------------------------------------------------------------------------------------
                                              7. SunGard Data Systems Inc.        1.6    7. Diversified Commercial Services     4.0
                                             --------------------------------------------------------------------------------------
                                              8. CDW Computer Centers, Inc.       1.5    8. Health Care Facilities              3.6
                                             --------------------------------------------------------------------------------------
                                              9. Express Scripts, Inc.            1.4    9. Restaurants                         3.5
                                             --------------------------------------------------------------------------------------
                                             10. Robert Half International, Inc.  1.4   10. Oil & Gas Equipment & Services     3.4
                                             --------------------------------------------------------------------------------------

                                             The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.

                        AIM V.I. AGGRESSIVE GROWTH FUND                     3

SEMIANNUAL REPORT / MANAGERS' OVERVIEW

           MOREOVER, MID- AND SMALL-CAP          grocery stores, retail outlets and      AVERAGE ANNUAL TOTAL RETURNS
              STOCKS IN PARTICULAR HAVE          other businesses.
                 HISTORICALLY BENEFITED       .  Fiserv provides data processing and     As of 6/30/01
               FROM INTEREST RATE CUTS.          business support services for more      ----------------------------
                                                 than 10,000 financial institutions,     Inception (5/1/98)     7.74%
from an expected improvement in the              including banks, credit unions and      ----------------------------
economy. Demand for health care services         insurance companies.                    1 year               -26.59
and products, on the other hand, tends        .  SunGard Data Systems provides           ----------------------------
to remain constant regardless of                 investment-support systems that
economic trends.                                 process over-the-counter stock          Past performance cannot guarantee
   At the close of the reporting period,         transactions.                           comparable future results. DUE TO
the fund had 147 holdings, with mid- and      .  CDW Computer Centers sell a wide        RECENT SIGNIFICANT MARKET VOLATILITY,
small-cap stocks making up nearly all of         variety of computer products, mainly    RESULTS OF AN INVESTMENT MADE TODAY
the portfolio.                                   through catalogues and the Internet.    MAY DIFFER SUBSTANTIALLY FROM THE
                                              .  Express Scripts is one of the           HISTORICAL PERFORMANCES SHOWN. CALL
WHAT WERE SOME OF THE LEADING STOCKS             nation's leading pharmacy benefits      YOUR FINANCIAL ADVISOR FOR MORE
IN THE PORTFOLIO?                                management companies with more than     CURRENT PERFORMANCE.
 .  Abercrombie & Fitch sells upscale             40 million clients.
   men's, women's and children's casual       .  Robert Half International provides      The difficult market conditions of
   clothing and accessories at nearly            temporary and permanent staffing for    the past year or so have resulted in
   350 stores in the United  States.             accounting and financial services.      some of the most attractive stock
 .  Jack Henry & Associates provides                                                      valuations in several years. However,
   integrated hardware and software           WHAT WERE MARKET CONDITIONS LIKE AT THE    we will only buy the stocks of
   systems that automate transaction          CLOSE OF THE REPORTING PERIOD?             companies that meet our earnings
   and data processing activities for         The stock market remained volatile and     guidelines. We believe this market
   smaller banks. Its product line also       economic signals were mixed. The Fed had   represented an excellent opportunity
   includes automated teller machine          trimmed 275 basis points (2.75%) from      to buy the stocks of solid companies
   networking tools, digital check            the federal funds rate. Historically,      at reduced prices.
   imaging software and Internet              falling interest rates have been a
   banking products.                          powerful catalyst for reinvigorating the   AIM V.I. Aggressive Growth Fund seeks
 .  Tetra Tech is an environmental             economy. Moreover, mid- and small-cap      to achieve long-term growth of capital.
   management, consulting and                 stocks in particular have historically     The fund seeks to meet its objective
   technical services firm that               benefited from interest-rate cuts.         by investing primarily in securities of
   focuses on resource management,               Late in the reporting period, data      small and medium-sized companies.
   telecommunications and infrastructure.     showed rises in consumer confidence, in       The performance figures in this
 .  American Eagle Outfitters sells            new home sales and durable goods orders    report, which represent AIM V.I.
   casual clothing and accessories            and a decline in new unemployment          Aggressive Growth Fund, are not
   designed for young adults.                 benefit claims. Although these trends      intended to reflect actual annuity
 .  Concord EFS provides equipment for         suggested that Fed action might be         values, and they do not reflect charges
   credit and debit card transactions at      beginning to pull the economy out of its   at the separate-account level and these
                                              doldrums, economic growth was still weak.  changes would reduce the total return.
                                              Despite volatile fuel prices, inflation    The fund's performance figures are
                                              in general remained subdued.               historical, and they reflect fund
                                                                                         expenses, the reinvestment of
                                                                                         distributions and changes in net asset
                                                                                         value. The fund's investment return and
                                                                                         principal value will fluctuate so fund
                                                                                         shares, when redeemed, may be worth
                                                                                         more or less than their original cost.
                                                                                            Investing in small and mid-sized
                                                                                         companies may involve greater risk and
                                                                                         potential reward than investing in more
                                                                                         established companies. Also, small
                                                                                         companies may have business risk,
                                                                                         significant stock-price fluctuations
                                                                                         and illiquidity.
                                                                                            The unmanaged Lipper Mid-Cap Growth
                                                                                         Fund Index represents an average of the
                                                                                         performance of the 30 largest mid-
                                                                                         capitalization growth funds tracked by
                                                                                         Lipper, Inc., an independent mutual fund
                                                                                         performance monitor.
                                                                                            An investment cannot be made in an
                                                                                         index. Unless otherwise indicated, index
                                                                                         results include reinvested dividends, and
                                                                                         they do not reflect sales charges or fund
                                                                                         expenses.

4                        AIM V.I. AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                             MARKET
                                                SHARES       VALUE
COMMON STOCKS - 94.70%

ADVERTISING - 0.24%

Catalina Marketing Corp.(a)                        9,400 $      286,794
=======================================================================

AIR FREIGHT & COURIERS - 0.39%

Expeditors International of Washington, Inc.       9,400        470,000
=======================================================================

APPAREL & ACCESSORIES - 1.87%

Jones Apparel Group, Inc.(a)                      29,700      1,283,040
-----------------------------------------------------------------------
Quicksilver, Inc.(a)                              39,150        978,750
=======================================================================
                                                              2,261,790
=======================================================================

APPAREL RETAIL - 6.01%

Abercrombie & Fitch Co. - Class A(a)              62,700      2,790,150
-----------------------------------------------------------------------
American Eagle Outfitters, Inc.(a)                62,650      2,207,786
-----------------------------------------------------------------------
Genesco, Inc.(a)                                  31,300      1,051,680
-----------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)             9,100        204,113
-----------------------------------------------------------------------
Talbots, Inc. (The)                                3,900        170,625
-----------------------------------------------------------------------
Too Inc.(a)                                       31,300        857,620
=======================================================================
                                                              7,281,974
=======================================================================

APPLICATION SOFTWARE - 6.51%

Activision, Inc.(a)                               11,000        431,750
-----------------------------------------------------------------------
Aspen Technology, Inc.(a)                         28,100        680,020
-----------------------------------------------------------------------
Citrix Systems, Inc.(a)                           31,300      1,092,370
-----------------------------------------------------------------------
Compuware Corp.(a)                                31,300        437,887
-----------------------------------------------------------------------
Eclipsys Corp.(a)                                 15,700        441,170
-----------------------------------------------------------------------
Electronic Arts Inc.(a)                           10,000        579,000
-----------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                   87,400      2,709,400
-----------------------------------------------------------------------
National Instruments Corp.(a)                     23,450        760,952
-----------------------------------------------------------------------
Secure Computing Corp.(a)                         28,200        443,022
-----------------------------------------------------------------------
Ulticom, Inc.(a)                                   9,400        317,720
=======================================================================
                                                              7,893,291
=======================================================================

AUTO PARTS & EQUIPMENT - 0.47%

Gentex Corp.(a)                                   20,300        565,761
=======================================================================

BANKS - 2.38%

Greater Bay Bancorp                               12,500        312,250
-----------------------------------------------------------------------
Investors Financial Services Corp.                15,600      1,045,200
-----------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)              26,500        800,565
-----------------------------------------------------------------------
TCF Financial Corp.                               15,600        722,436
=======================================================================
                                                              2,880,451
=======================================================================

BIOTECHNOLOGY - 0.22%

Techne Corp.(a)                                    8,300        269,750
=======================================================================

BROADCASTING & CABLE TV - 1.00%

Hispanic Broadcasting Corp.(a)                    23,700        679,953
-----------------------------------------------------------------------
Univision Communications Inc. - Class A(a)        12,500        534,750
=======================================================================
                                                              1,214,703
=======================================================================

                                                                MARKET
                                                   SHARES       VALUE
BUILDING PRODUCTS - 1.09%

Insituform Technologies, Inc. - Class A(a)           31,300 $    1,142,450
--------------------------------------------------------------------------
Simpson Manufacturing Co., Inc.(a)                    2,900        175,450
==========================================================================
                                                                 1,317,900
==========================================================================

CASINOS & GAMING - 0.57%

International Game Technology(a)                     11,000        690,250
==========================================================================

COMPUTER & ELECTRONICS RETAIL - 1.54%

CDW Computer Centers, Inc.(a)                        47,000      1,866,370
==========================================================================

CONSTRUCTION & ENGINEERING - 1.03%

Dycom Industries, Inc.(a)                            18,800        431,084
--------------------------------------------------------------------------
Jacobs Engineering Group Inc.(a)                     12,500        815,375
==========================================================================
                                                                 1,246,459
==========================================================================

CONSUMER FINANCE - 1.01%

AmeriCredit Corp.(a)                                 23,500      1,220,825
==========================================================================

DATA PROCESSING SERVICES - 3.33%

Concord EFS, Inc.(a)                                 39,150      2,036,191
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                      31,300      2,002,574
==========================================================================
                                                                 4,038,765
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES - 3.96%

Apollo Group, Inc. - Class A(a)                      31,350      1,330,808
--------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)               23,500        987,000
--------------------------------------------------------------------------
DeVry, Inc.(a)                                       31,300      1,130,556
--------------------------------------------------------------------------
DiamondCluster International, Inc. - Class A(a)      50,900        647,957
--------------------------------------------------------------------------
Iron Mountain Inc.(a)                                15,600        699,504
==========================================================================
                                                                 4,795,825
==========================================================================

DIVERSIFIED FINANCIAL SERVICES - 4.71%

Affiliated Managers Group, Inc.(a)                   15,700        965,550
--------------------------------------------------------------------------
Eaton Vance Corp.                                    23,500        817,800
--------------------------------------------------------------------------
Federated Investors, Inc. - Class B                  15,600        502,320
--------------------------------------------------------------------------
LaBranche & Co. Inc.(a)                               8,500        246,500
--------------------------------------------------------------------------
Legg Mason, Inc.                                     12,500        622,000
--------------------------------------------------------------------------
SEI Investments Co.                                  32,900      1,559,460
--------------------------------------------------------------------------
Waddell & Reed Financial, Inc. - Class A             31,300        993,775
==========================================================================
                                                                 5,707,405
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT - 0.44%

Power-One, Inc.(a)                                   14,100        234,624
--------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                      12,900        296,700
==========================================================================
                                                                   531,324
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.71%

Jabil Circuit, Inc.(a)                               18,500        570,910
--------------------------------------------------------------------------
PerkinElmer, Inc.                                    12,500        344,125
--------------------------------------------------------------------------
Plexus Corp.(a)                                      15,600        514,800
--------------------------------------------------------------------------
Tektronix, Inc.                                      23,500        638,025
==========================================================================
                                                                 2,067,860
==========================================================================

                        AIM V.I. AGGRESSIVE GROWTH FUND                   5

                                                                MARKET
                                                   SHARES       VALUE
EMPLOYMENT SERVICES - 1.76%

Hall, Kinion & Associates, Inc.(a)                   39,100 $      315,146
--------------------------------------------------------------------------
On Assignment, Inc.(a)                                7,500        135,000
--------------------------------------------------------------------------
Robert Half International Inc.(a)                    67,500      1,680,075
==========================================================================
                                                                 2,130,221
==========================================================================

ENVIRONMENTAL SERVICES - 1.93%

Tetra Tech, Inc.(a)                                  86,100      2,341,920
==========================================================================

FOOTWEAR - 0.76%

Vans, Inc.(a)                                        39,100        918,850
==========================================================================

GAS UTILITIES - 0.84%

Kinder Morgan, Inc.                                  20,300      1,020,075
==========================================================================

GENERAL MERCHANDISE STORES - 1.72%

99 Cents Only Stores(a)                               5,400        161,730
--------------------------------------------------------------------------
BJ's Wholesale Club, Inc.(a)                          6,300        335,538
--------------------------------------------------------------------------
Dollar General Corp.                                 47,000        916,500
--------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                          12,500        348,000
--------------------------------------------------------------------------
Family Dollar Stores, Inc.                           12,500        320,375
==========================================================================
                                                                 2,082,143
==========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES - 5.63%

Apria Healthcare Group Inc.(a)                       43,900      1,266,515
--------------------------------------------------------------------------
Express Scripts, Inc.(a)                             30,800      1,694,924
--------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)               9,400        722,860
--------------------------------------------------------------------------
Lincare Holdings Inc.(a)                             36,200      1,118,218
--------------------------------------------------------------------------
McKesson HBOC, Inc.                                  15,600        579,072
--------------------------------------------------------------------------
Patterson Dental Co.(a)                              10,200        306,000
--------------------------------------------------------------------------
Professional Detailing, Inc.(a)                       4,700        432,400
--------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                             9,400        703,590
==========================================================================
                                                                 6,823,579
==========================================================================

HEALTH CARE EQUIPMENT - 1.44%

Biosite Diagnostics Inc.(a)                          12,500        560,000
--------------------------------------------------------------------------
Cytyc Corp.(a)                                       23,100        532,455
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                       9,200        657,800
==========================================================================
                                                                 1,750,255
==========================================================================

HEALTH CARE FACILITIES - 3.59%

Health Management Associates, Inc. - Class A(a)      30,700        645,928
==========================================================================

HEALTHSOUTH Corp.(a)                                 23,500        375,295

--------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                         21,900        969,732
--------------------------------------------------------------------------
Province Healthcare Co.(a)                           23,450        827,551
--------------------------------------------------------------------------
RehabCare Group, Inc.(a)                             18,800        906,160
--------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                             21,100        621,817
==========================================================================
                                                                 4,346,483
==========================================================================

INTERNET SOFTWARE & SERVICES - 0.97%

SonicWALL, Inc.(a)                                   46,900      1,182,349
==========================================================================

                                                           MARKET
                                              SHARES       VALUE
IT CONSULTING & SERVICES - 3.11%

Inforte Corp.(a)                                15,500 $      189,565
---------------------------------------------------------------------
Investment Technology Group, Inc.(a)            23,500      1,181,815
---------------------------------------------------------------------
Keane, Inc.(a)                                  23,500        517,000
---------------------------------------------------------------------
SunGard Data Systems Inc.(a)                    62,600      1,878,626
=====================================================================
                                                            3,767,006
=====================================================================

LEISURE FACILITIES - 0.10%

International Speedway Corp. - Class A           2,900        121,800
=====================================================================

MANAGED HEALTH CARE - 1.24%

First Health Group Corp.(a)                     62,600      1,509,912
=====================================================================

MOVIES & ENTERTAINMENT - 0.71%

Macrovision Corp.(a)                            12,500        856,250
=====================================================================

NETWORKING EQUIPMENT - 0.98%

Black Box Corp.(a)                               9,400        633,184
---------------------------------------------------------------------
Extreme Networks, Inc.(a)                       18,800        554,600
=====================================================================
                                                            1,187,784
=====================================================================

OIL & GAS DRILLING - 3.36%

Cooper Cameron Corp.(a)                         23,500      1,311,300
---------------------------------------------------------------------
Marine Drilling Cos., Inc.(a)                   39,100        747,201
---------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                   62,600      1,118,662
---------------------------------------------------------------------
Pride International, Inc.(a)                    46,900        891,100
=====================================================================
                                                            4,068,263
=====================================================================

OIL & GAS EQUIPMENT & SERVICES - 3.42%

Core Laboratories N.V. (Netherlands)(a)         28,200        528,750
---------------------------------------------------------------------
Cal Dive International, Inc.(a)                 31,300        769,980
---------------------------------------------------------------------
Hanover Compressor Co.(a)                       36,800      1,217,712
---------------------------------------------------------------------
National-Oilwell, Inc.(a)                       39,100      1,047,880
---------------------------------------------------------------------
Varco International, Inc.(a)                    31,300        582,493
=====================================================================
                                                            4,146,815
=====================================================================

OIL & GAS EXPLORATION & PRODUCTION - 0.58%

Newfield Exploration Co.(a)                     15,600        500,136
---------------------------------------------------------------------
Stone Energy Corp.(a)                            4,700        208,210
=====================================================================
                                                              708,346
=====================================================================

PHARMACEUTICALS - 0.91%

CIMA Labs Inc.(a)                                7,300        573,050
---------------------------------------------------------------------
Medicis Pharmaceutical Corp. - Class A(a)       10,100        535,300
=====================================================================
                                                            1,108,350
=====================================================================

PROPERTY & CASUALTY INSURANCE - 1.39%

ACE Ltd. (Bermuda)                              23,500        918,615
---------------------------------------------------------------------
HCC Insurance Holdings, Inc.                    31,300        766,850
=====================================================================
                                                            1,685,465
=====================================================================

RESTAURANTS - 3.47%

CBRL Group, Inc.                                17,200        292,400
---------------------------------------------------------------------
CEC Entertainment Inc.(a)                       30,550      1,507,643
---------------------------------------------------------------------
Jack in the Box Inc.(a)                         21,900        571,590
---------------------------------------------------------------------

6                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                     MARKET
                                        SHARES       VALUE
RESTAURANTS - (CONTINUED)

Sonic Corp.(a)                            35,200 $    1,116,896
---------------------------------------------------------------
Starbucks Corp.(a)                        31,300        719,900
===============================================================
                                                      4,208,429
===============================================================

SEMICONDUCTOR EQUIPMENT - 1.48%

Axcelis Technologies, Inc.(a)             22,900        338,920
---------------------------------------------------------------
EMCORE Corp.(a)                           11,000        338,250
---------------------------------------------------------------
Lam Research Corp.(a)                     12,500        370,625
---------------------------------------------------------------
LTX Corp.(a)                              14,100        360,396
---------------------------------------------------------------
Varian Semiconductor Equipment
 Associates, Inc.(a)                       9,400        385,400
===============================================================
                                                      1,793,591
===============================================================

SEMICONDUCTORS - 6.33%

Alpha Industries, Inc.(a)                 39,200      1,158,360
---------------------------------------------------------------
Broadcom Corp. - Class A(a)               12,300        525,948
---------------------------------------------------------------
Intersil Corp. - Class A(a)               15,400        560,560
---------------------------------------------------------------
Micrel, Inc.(a)                           15,400        508,200
---------------------------------------------------------------
Microchip Technology Inc.(a)              25,000        835,750
---------------------------------------------------------------
Pixelworks, Inc.(a)                       31,300      1,118,662
---------------------------------------------------------------
QLogic Corp.(a)                           15,600      1,005,420
---------------------------------------------------------------
RF Micro Devices, Inc.(a)                 46,900      1,256,920
---------------------------------------------------------------
Semtech Corp.(a)                           7,800        234,000
---------------------------------------------------------------
Zoran Corp.(a)                            15,600        463,632
===============================================================
                                                      7,667,452
===============================================================

SPECIALTY CHEMICALS - 1.13%

Cambrex Corp.                              6,300        318,654
---------------------------------------------------------------
OM Group, Inc.                            18,800      1,057,500
===============================================================
                                                      1,376,154
===============================================================

SPECIALTY STORES - 2.03%

Venator Group, Inc.(a)                    93,900      1,436,670
---------------------------------------------------------------
Williams-Sonoma, Inc.(a)                  26,500      1,028,730
===============================================================
                                                      2,465,400
===============================================================

STEEL - 1.03%

Shaw Group Inc. (The)(a)                  31,300      1,255,130
===============================================================

TELECOMMUNICATIONS EQUIPMENT - 4.53%

Anaren Microwave, Inc.(a)                 35,600        712,000
---------------------------------------------------------------
CommScope, Inc.(a)                        39,200        921,200
---------------------------------------------------------------
Comverse Technology, Inc.(a)               2,300        132,526
---------------------------------------------------------------
Digital Lightwave, Inc.(a)                15,400        569,184
---------------------------------------------------------------
Polycom, Inc.(a)                          16,500        380,985
---------------------------------------------------------------
Powerwave Technologies, Inc.(a)           29,200        423,400
---------------------------------------------------------------
Proxim, Inc.(a)                           15,600        230,880
---------------------------------------------------------------

                                                         MARKET
                                             SHARES      VALUE
TELECOMMUNICATIONS EQUIPMENT - (CONTINUED)

SBA Communications Corp.(a)                     9,400 $    232,650
------------------------------------------------------------------
Scientific-Atlanta, Inc.                       23,500      954,100
------------------------------------------------------------------
UTStarcom, Inc.(a)                             37,600      936,240
==================================================================
                                                         5,493,165
==================================================================

TRADING COMPANIES & DISTRIBUTORS - 0.48%

Fastenal Co.                                    9,400      582,612
==================================================================

WIRELESS TELECOMMUNICATION SERVICES - 1.30%

AirGate PCS, Inc.(a)                           15,600      811,200
------------------------------------------------------------------
American Tower Corp.(a)                        23,500      485,745
------------------------------------------------------------------
Rural Cellular Corp. - Class A(a)               6,300      285,390
==================================================================
                                                         1,582,335
==================================================================
Total Common Stocks
 (Cost $105,112,750)                                   114,787,631
==================================================================

MONEY MARKET FUNDS - 4.95%

STIC Liquid Assets Portfolio(b)             3,001,289    3,001,289
==================================================================
STIC Prime Portfolio(b)                     3,001,289    3,001,289
==================================================================
Total Money Market Funds (Cost $6,002,578)               6,002,578
==================================================================
TOTAL INVESTMENTS - 99.65%
 (COST $111,115,328)                                   120,790,209
==================================================================
OTHER ASSETS LESS LIABILITIES - 0.35%                      419,047
==================================================================
NET ASSETS - 100.00%                                  $121,209,256
==================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND                     7

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $111,115,328)  $120,790,209
==============================================================
Receivables for:
 Investments sold                                      373,959
--------------------------------------------------------------
 Fund shares sold                                      840,705
--------------------------------------------------------------
 Dividends and interest                                 34,129
--------------------------------------------------------------
Investment for deferred compensation plan               17,281
--------------------------------------------------------------
Other assets                                            17,289
==============================================================
  Total assets                                     122,073,572
==============================================================

LIABILITIES:

Payables for:
 Investments purchased                                 623,376
--------------------------------------------------------------
 Fund shares reacquired                                 88,729
--------------------------------------------------------------
 Deferred compensation plan                             17,281
--------------------------------------------------------------
Accrued administrative services fees                   134,930
==============================================================
  Total liabilities                                    864,316
==============================================================
Net assets applicable to shares outstanding       $121,209,256
______________________________________________________________
==============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Outstanding                                          9,629,581
==============================================================
Net asset value                                   $      12.59
______________________________________________________________
==============================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends                                                          $   51,458
------------------------------------------------------------------------------
Dividends from affiliated money market funds                          161,615
------------------------------------------------------------------------------
Interest                                                                   42
==============================================================================
  Total investment income                                             213,115
==============================================================================

EXPENSES:

Advisory fees                                                         425,216
------------------------------------------------------------------------------
Administrative services fees                                          150,035
------------------------------------------------------------------------------
Custodian fees                                                          5,681
------------------------------------------------------------------------------
Trustees' fees                                                          5,172
------------------------------------------------------------------------------
Other                                                                   3,031
==============================================================================
  Total expenses                                                      589,135
==============================================================================
Less: Expenses paid indirectly                                           (445)
------------------------------------------------------------------------------
  Net expenses                                                        588,690
==============================================================================
Net investment income (loss)                                         (375,575)
==============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:

Net realized gain (loss) from investment securities               (22,508,226)
==============================================================================

Change in net unrealized appreciation of investment securities      7,630,143
------------------------------------------------------------------------------
Net gain (loss) from investment securities                        (14,878,083)
==============================================================================
Net increase (decrease) in net assets resulting from operations  $(15,253,658)
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

8                       AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                    JUNE 30,     DECEMBER 31,
                                                      2001           2000
                                                  -------------  ------------
OPERATIONS:

 Net investment income (loss)                     $    (375,575) $   (299,748)
------------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities                                        (22,508,226)   (6,658,190)
------------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities and
  foreign currencies                                  7,630,143    (3,147,103)
==============================================================================
  Net increase (decrease) in net assets resulting
   from operations                                  (15,253,658)  (10,105,041)
==============================================================================
 Share transactions - net                            33,282,048    95,960,063
==============================================================================
  Net increase in net assets                         18,028,390    85,855,022
==============================================================================

NET ASSETS:

 Beginning of year                                  103,180,866    17,325,844
==============================================================================
 End of year                                      $ 121,209,256  $103,180,866
______________________________________________________________________________
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                    $ 141,500,589  $108,218,541
------------------------------------------------------------------------------
 Undistributed net investment income (loss)            (390,573)      (14,998)
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                             (29,575,641)   (7,067,415)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities     9,674,881     2,044,738
==============================================================================
                                                  $ 121,209,256  $103,180,866
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND                      9

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective July 16, 2001, the Fund will offer two classes of shares, Series I and Series II. The Fund's investment objective is to achieve long-term growth of capital.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
    The Fund has a capital loss carryforward of $2,178,994 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, through the year 2008.

10                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $150,035 of which AIM retained $24,795 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $1,318 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in custodian fees of $445 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $445.

NOTE 4 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $87,214,973 and $53,878,540, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities    $9,470,180
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (295,125)
=========================================================================
Net unrealized appreciation of investment securities          $9,175,055
_________________________________________________________________________
=========================================================================
Cost of investments for tax purposes is $111,615,154.

                        AIM V.I. AGGRESSIVE GROWTH FUND                 11

NOTE 7 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:


                   JUNE 30,               DECEMBER 31,
                     2001                     2000
            -----------------------  -----------------------
              SHARES      AMOUNT      SHARES       AMOUNT
            ----------  -----------  ---------  ------------
Sold         6,527,941  $81,308,396  6,160,739  $101,301,215
-------------------------------------------------------------
Reacquired  (3,954,484) (48,026,348)  (320,145)   (5,341,152)
=============================================================
             2,573,457  $33,282,048  5,840,594  $ 95,960,063
_____________________________________________________________
=============================================================

NOTE 8 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   MAY 1, 1998
                                                                      (DATE
                           SIX                                      OPERATIONS
                          MONTHS                                    COMMENCED)
                          ENDED        YEAR ENDED DECEMBER 31,          TO
                         JUNE 30,      --------------------------  DECEMBER 31,
                           2001          2000(a)        1999(a)        1998
                         --------      ------------   -----------  ------------
Net asset value,
 beginning of period     $  14.62      $      14.25   $      9.85     $10.00
--------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income
  (loss)                    (0.04)            (0.10)        (0.04)      0.04
--------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both
  realized and
  unrealized)               (1.99)             0.47          4.44      (0.14)
================================================================================
  Total from investment
   operations               (2.03)             0.37          4.40      (0.10)
================================================================================
Less distributions from
 net investment income         --                --            --      (0.05)
================================================================================
Net asset value, end of
 period                  $  12.59      $      14.62   $     14.25     $ 9.85
________________________________________________________________________________
================================================================================
Total return(b)            (13.89)%            2.60%        44.67%     (0.94)%
________________________________________________________________________________
================================================================================

Ratios/supplemental data:

Net assets, end of
 period (000s omitted)   $121,209      $    103,181   $    17,326     $4,399
________________________________________________________________________________
================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers            1.11%(c)          1.16%         1.19%      1.16%(d)
================================================================================
 Without fee waivers         1.11%(c)          1.26%         2.42%      4.62%(d)
================================================================================
Ratio of net investment
 income (loss) to
 average net assets         (0.71)%(c)        (0.59)%       (0.41)      0.96%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate        52%               65%           89%        30%
________________________________________________________________________________
================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $107,309,690.
(d) Annualized.

12                      AIM V.I. AGGRESSIVE GROWTH FUND


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                TRANSFER AGENT AND CUSTODIAN
Owen Daly II                                        Treasurer
Formerly Director                                                                     State Street Bank and Trust Company
Cortland Trust, Inc.                                Robert G. Alley                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    COUNSEL TO THE FUNDS
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        Foley & Lardner
Magellan Insurance Company                          Melville B. Cox                   3000 K N.W., Suite 500
                                                    Vice President                    Washington, D.C. 20007
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Kramer, Levin, Naftalis & Frankel LLP
and Chief Operating Officer                         Edgar M. Larsen                   919 Third Avenue
Mercantile-Safe Deposit & Trust Co.;                Vice President                    New York, NY 10022
and President, Mercantile Bankshares
                                                    Mary J. Benson                    DISTRIBUTOR
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               A I M Distributors, Inc.
Twenty First Century Group, Inc.;                                                     11 Greenway Plaza
Formerly Member of the U.S.                         Sheri Steward Morris              Suite 100
House of Representatives                            Assistant Vice President and      Houston, TX 77046
                                                    Assistant Treasurer
Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership


SEMIANNUAL REPORT / MANAGER'S OVERVIEW                             MANY ANALYSTS BEGAN           layoff announcements and reduced
                                                           CALLING THIS LAGGING GROWTH           corporate earnings.
AIM V.I. BALANCED FUND                                      A "BUSINESS-LED SLOWDOWN."              By the end of April, rising
                                                                                                 unemployment began causing concern
FUND CONTENDS WITH FALTERING MARKET            After a strong first quarter, high-yield          that consumers might rein in
                                               instruments lost ground, but investment-grade     spending and trigger a recession.
HOW DID THE FUND PERFORM IN THE DIFFICULT      debt markets continued to rally aggressively      High energy prices hampered growth
MARKET DURING THE REPORTING PERIOD?            during April.                                     throughout the period but began to
As the economic slowdown deepened,                 After the Fed's April 18 rate cut,            decline toward the end, partly in
corporate earnings contracted and even         yield curves steepened and the valuations         response to decreased demand.
lower profits were forecast, pulling down      of Treasury instruments moved lower, as the          The Fed continued cutting
most markets. For the six-month reporting      market began to anticipate an improvement         interest rates, making an unpre-
period ended June 30, 2001, the total return   in economic activity.                             cedented six cuts in six months.
for AIM V.I. Balanced Fund was -6.90%.                                                           The target federal funds rate
                                               WHAT HAD THE ECONOMY BEEN DOING?                  ended the period at 3.75%, down
WHAT TRENDS HAVE BEEN SHAPING THE MARKETS?     The U.S. gross domestic product grew at an        from 6.50% at the beginning--a drop
In January, the Federal Reserve Board          anemic 1.3% annualized rate during the first      of 275 basis points. It is not
(the Fed) responded to prior months'           quarter. Many analysts began calling this         considered surprising that the
slowing economic growth by cutting the         lagging growth a "business-led slowdown."         economic impact to date has been
federal funds rate twice. This economic        Most economic contractions result from            minimal, because rate cuts have
stimulus prompted a short-lived stock          reductions in consumer spending, which makes      historically taken six to 12 months
market rally, but investors drew back in       up two-thirds of U.S. GDP. This time,             to produce significant effects.
February and March due to disappointing        consumers kept spending, but many businesses,
corporate earnings. After another rally        after making  large capital investments in
in April, stocks sagged again in May and       technology during  the preceding boom,
June.                                          discovered they had outpaced demand. The
   For U.S. bond markets, the first quarter    resulting overcapacity caused declines in
of 2001 provided good absolute returns.        sales, production and staffing, which led to

PORTFOLIO COMPOSITION

As of 6/30/01, based on total net assets

                                    TOP 10 FIXED-INCOME HOLDINGS
                                   ----------------------------------------------------------
                                                                                       % NET
TOP 10 COMMON STOCK HOLDINGS                                           COUPON MATURITY ASSETS  TOP 10 INDUSTRIES
---------------------------------- ---------------------------------------------------------- --------------------------------------
 1. Citigroup Inc.            1.6%  1.  MGM Mirage, Inc.               8.50%  09/10    0.5%    1. Diversified Financial
                                                                                                  Services                     10.4%
---------------------------------- ---------------------------------------------------------- --------------------------------------
 2. Genzyme Corp.             1.3   2.  Deutsche Bank Luxembourg       6.83   12/07    0.5     2. Electric Utilities            6.4
---------------------------------- ---------------------------------------------------------- --------------------------------------
 3. Omnicom Group, Inc.       1.0   3.  Citicorp Lease - Class A2      8.04   12/19    0.5     3. Integrated Telecommunication
                                                                                                  Services                      5.0
---------------------------------- ---------------------------------------------------------- --------------------------------------
 4. AOL Time Warner Inc.      0.9   4.  Continental Cablevision, Inc.  9.50   08/13    0.5     4. Broadcasting & Cable TV       4.9
---------------------------------- ---------------------------------------------------------- --------------------------------------
 5. American International          5.  VERITAS Software Corp.         1.86   08/06    0.4     5. Banks                         4.8
    Group, Inc.               0.9
---------------------------------- ---------------------------------------------------------- --------------------------------------
 6. Viacom, Inc.              0.8   6.  Niagara Mohawk                                         6. Pharmaceuticals               3.9
                                        Power Corp.--Series H          8.50   07/10    0.4
---------------------------------- ---------------------------------------------------------- --------------------------------------
 7. Merrill Lynch &                 7.  AIG SunAmerica                                         7. Oil & Gas
    Co., Inc.                 0.8       Global Financing VI            6.30   05/11    0.4        Exploration & Production      3.2
---------------------------------- ---------------------------------------------------------- --------------------------------------
 8. General Electric          0.8   8.  Sonat, Inc.                    7.63   07/11    0.3     8. Integrated Oil & Gas          2.7
---------------------------------- ---------------------------------------------------------- --------------------------------------
 9. Exxon Mobil Corp.         0.8   9.  NBD Bank N.A. Michigan         8.25   11/24    0.3     9. Multi-Utilities               2.6
---------------------------------- ---------------------------------------------------------- --------------------------------------
10. Safeway, Inc.             0.8  10.  AIG SunAmerica                                        10. Muti-Line Insurance           2.0
                                        Global Financing II            7.60   06/05    0.3
---------------------------------  ---------------------------------------------------------- --------------------------------------
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

14                           AIM V.I. BALANCED FUND

           THE FUND INCREASED ITS EQUITY       by the events in California.                  AVERAGE ANNUAL TOTAL RETURNS
                  HOLDINGS IN INDUSTRIES       Investments in energy were primarily in
                  THAT HAVE SHOWN RECENT       natural-gas-related companies.                As of 6/30/01
                      EARNINGS STRENGTH.          The fund reduced its position in the       --------------------------
                                               telephone industry as well as                 Inception (5/01/98)  6.01%
HOW DID YOU MANAGE THE FUND IN RESPONSE        semiconductors and computer software and      --------------------------
TO THESE CONDITIONS?                           services, where fundamentals had              1 year              -12.42
The period was a challenging one for the       deteriorated. However, integrated             --------------------------
fund. Its growth-oriented strategy for         telecommunication services remained
equity investments is currently out of         significant, as did broadcasting and          Past performance cannot guarantee
favor, and value investing predominates.       pharmaceuticals.                              comparable future results. DUE TO
The April rally in growth stocks helped           In its fixed-income holdings, the fund     RECENT SIGNIFICANT MARKET VOLATILITY,
the fund, while the contraction in tech-       maintained an average quality rating of AA    RESULTS OF AN INVESTMENT MADE TODAY
stock valuations detracted from results.       and a 10-year average maturity to enhance     MAY DIFFER SUBSTANTIALLY FROM THE
Another hindrance was a valuation              price stability amid fluctuating interest     HISTORICAL PERFORMANCES SHOWN. CALL
decline in stocks with higher P/E ratios as    rates. Its government bonds should continue   YOUR FINANCIAL ADVISOR FOR MORE
investors moved toward lower-P/E stocks. The   to generate a steady income stream regardless CURRENT PERFORMANCE.
fund remained broadly diversified across       of economic unevenness, while its investment-
capitalization sizes and market sectors to     grade corporate debt provides the potential   from April, an especially cheering
buffer volatility.                             for capital appreciation as the economy       signal to homebuilders, lenders and
   The fund made only moderate adjustments to  improves.                                     home-furnishings retailers. The
its holdings during the period. It increased                                                 Conference Board's Consumer
its equity holdings in industries that had     HOW DID CONDITIONS STAND AT THE END OF        Confidence Index, closely watched as
shown recent earnings strength, such as        THE PERIOD?                                   an indicator of future buying
diversified financial services and electric    Markets remained volatile and economic        behavior, rose in June.
utilities. The fundamentals remained quite     indicators remained mixed, but most              Inflation had risen an
solid among utilities, and earnings held up    consumer indicators were encouraging.         unexceptional 3.6% during the
well except in June, when spot prices for      Despite some widely publicized layoffs,       12 months ended May 31, and
electricity declined with seasonal             unemployment remained low by historical       economists were projecting slower
temperatures, and the market was upset         standards--4.5% in June. Sales of new one-    rates of increase during the
                                               family homes in May were up 1%                following 12 months. As mentioned
                                                                                             earlier, the Fed had reduced the
                                                                                             federal funds rate to 3.75%.
                                                                                             Historically, declining interest
PORTFOLIO COMPOSITION                                                                        rates have been a powerful
                                                                                             catalyst for reinvigorating the
As of 6/30/01, based on total investments                                                    economy.
                                                                                                As a result of the stock-market
                                              Cash & Other 10.40%                            correction, fund managers were seeing
                                                                                             some of the most attractive stock
                                              Pie                                            valuations in years, and the fund
                                             chart                                           was well positioned to take advantage
Government Securities 11.15%                  here                                           of these opportunities.
                                                                 Stock 49.44%
                                                                                             AIM V.I. Balanced Fund seeks to achieve
        Corporate Bonds 29.01%                                                               as high a total return as possible,
                                                                                             consistent with preservation of
The fund's holdings are subject to change, and there is no assurance that the                capital. The fund seeks to meet its
fund will continue to hold any  particular security.                                         objective by investing in a broadly
                                                                                             diversified portfolio consisting of
                                                                                             of stocks and bonds.
                                                                                                The performance figures in this
                                                                                             report, which represent AIM V.I.
                                                                                             Balanced Fund, are not intended to
                                                                                             reflect actual annuity values, and
                                                                                             they do not reflect charges at the
                                                                                             separate-account level, and these
                                                                                             charges would reduce the total
                                                                                             return.
                                                                                                The fund's performance figures are
                                                                                             historical, and they reflect fund
                                                                                             expenses, the reinvestment of
                                                                                             distributions and changes in net
                                                                                             asset value.
                                                                                                The fund's investment return and
                                                                                             principal value will fluctuate, so
                                                                                             fund shares (when redeemed) may be
                                                                                             worth more or less than their origina
                                                                                             cost.

                             AIM V.I. BALANCED FUND                           15

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
BONDS & NOTES - 29.01%

AIRLINES - 0.31%

Delta Air Lines, Inc.,
 Unsec. Notes, 7.90%, 12/15/09                           $  200,000 $   191,042
-------------------------------------------------------------------------------
 Deb., 10.38%, 12/15/22                                     100,000     107,704
===============================================================================
                                                                        298,746
===============================================================================

AUTOMOBILE MANUFACTURERS - 0.14%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
 9.30%, 03/01/30                                            120,000     138,418
===============================================================================

BANKS - 3.52%

Bank of America Corp., Sub. Notes, 9.38%, 09/15/09          150,000     172,789
-------------------------------------------------------------------------------
Bank United - Series A, Medium Term Notes,
 8.00%, 03/15/09                                            175,000     184,289
-------------------------------------------------------------------------------
BankBoston N.A., Unsec. Sub. Notes,
 7.00%, 09/15/07                                            250,000     262,287
-------------------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05                185,000     186,532
-------------------------------------------------------------------------------
Crestar Financial Corp., Sub. Notes, 8.75%, 11/15/04         60,000      65,671
-------------------------------------------------------------------------------
Deutsche Bank Luxembourg (Luxembourg), Yankee Bonds,
 6.83%, 12/28/07 (Acquired 07/11/00;
 Cost $458,225)(a)                                          500,000     486,280
-------------------------------------------------------------------------------
First Union Corp., Putable Unsec. Sub. Deb.,
 6.55%, 10/15/35                                            185,000     188,058
-------------------------------------------------------------------------------
 7.50%, 04/15/35                                            200,000     208,984
-------------------------------------------------------------------------------
Firstar Bank N.A., Unsec. Sub. Notes,
 7.13%, 12/01/09                                            200,000     205,358
-------------------------------------------------------------------------------
Midland Bank PLC (United Kingdom), Unsec. Putable Sub.
 Yankee Notes, 7.65%, 05/01/25                               20,000      20,998
-------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Putable Unsec. Sub. Deb.,
 8.25%, 11/01/24                                            300,000     327,456
-------------------------------------------------------------------------------
Regions Financial Corp., Putable Sub. Notes,
 7.75%, 09/15/24                                            200,000     208,564
-------------------------------------------------------------------------------
Southtrust Bank, N.A., Sub. Notes, 6.13%, 01/09/28          200,000     190,162
-------------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub. Notes, 7.13%,
 02/15/04                                                    75,000      76,219
-------------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes,
 7.38%, 06/15/17                                            125,000     131,988
-------------------------------------------------------------------------------
U.S. Bancorp, Unsec. Putable Sub. Deb.,
 7.50%, 06/01/26                                            250,000     261,935
-------------------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Sub. Notes,
 6.50%, 03/15/08                                            150,000     143,811
-------------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub. Notes, 8.25%,
 04/01/10                                                   100,000     108,363
===============================================================================
                                                                      3,429,744
===============================================================================

BROADCASTING & CABLE TV - 3.21%

AT&T Corp. - Liberty Media Corp., Sr. Unsec.
 Notes, 7.88%, 07/15/09                                     175,000     170,628
-------------------------------------------------------------------------------
 Deb., 8.25%, 02/01/30                                      160,000     145,125
-------------------------------------------------------------------------------

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
BROADCASTING & CABLE TV - (CONTINUED)

 British Sky Broadcasting Group PLC (United Kingdom),
  Sr. Gtd. Unsec Unsub. Euro Bonds,
  7.75%, 07/09/09(b)(c)                             GBP      30,000 $    38,339
-------------------------------------------------------------------------------
 Unsec. Gtd. Yankee Notes, 8.20%, 07/15/09               $   90,000      89,921
-------------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Deb.,
 9.50%, 08/01/13                                            400,000     453,488
-------------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07 (Acquired
 02/16/00-03/23/00; Cost $199,505)(a)                       200,000     210,998
-------------------------------------------------------------------------------
CSC Holdings Inc., Sr. Unsec.
 Notes, 7.25%, 07/15/08                                      90,000      85,714
-------------------------------------------------------------------------------
 Notes, 7.63%, 04/01/11(b)                                  100,000      95,702
-------------------------------------------------------------------------------
 Notes, 7.88%, 12/15/07                                     275,000     274,244
-------------------------------------------------------------------------------
 Deb., 7.88%, 02/15/18                                      200,000     183,946
-------------------------------------------------------------------------------
 Series B, Notes, 8.13%, 07/15/09                           150,000     149,218
-------------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub. Notes,
 8.25%, 02/15/08                                            150,000     156,828
-------------------------------------------------------------------------------
TCA Cable TV, Inc., Sr. Unsec. Deb., 6.53%, 02/01/28        150,000     146,650
-------------------------------------------------------------------------------
Tele-Communications, Inc., Sr. Deb., 9.80%, 02/01/12        250,000     298,990
-------------------------------------------------------------------------------
Time Warner Inc.,
 Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24                      100,000      99,053
-------------------------------------------------------------------------------
 Unsec. Deb., 8.05%, 01/15/16                               150,000     158,997
-------------------------------------------------------------------------------
 Notes, 8.18%, 08/15/07                                     100,000     108,109
-------------------------------------------------------------------------------
 Unsec. Deb., 9.13%, 01/15/13                               125,000     144,405
-------------------------------------------------------------------------------
 Unsec. Deb., 9.15%, 02/01/23                               100,000     115,581
===============================================================================
                                                                      3,125,936
===============================================================================

CASINOS & GAMING - 0.54%

MGM Mirage Inc., Sr. Unsec. Gtd. Notes,
 8.50%, 09/15/10                                            500,000     520,470
===============================================================================

COMPUTER HARDWARE - 0.10%

Candescent Technologies Corp., Sr. Conv. Unsec. Gtd.
 Sub. Deb., 8.00%, 05/01/03 (Acquired 11/06/98-
 04/19/01; Cost $353,650)(a)(d)(e)                          548,000      98,640
===============================================================================

CONSUMER FINANCE - 1.52%

Capital One Financial Corp., Unsec. Notes,
 7.25%, 05/01/06                                            165,000     161,921
-------------------------------------------------------------------------------
CitiFinancial Credit Co., Unsec. Putable Notes,
 7.88%, 02/01/25                                            200,000     215,008
-------------------------------------------------------------------------------
Ford Motor Credit Co.,
 Unsec. Notes, 6.88%, 02/01/06                              100,000     101,406
-------------------------------------------------------------------------------
 Unsec. Notes, 7.38%, 10/28/09                              235,000     238,809
-------------------------------------------------------------------------------
 Notes, 7.88%, 06/15/10                                     250,000     262,780
-------------------------------------------------------------------------------
General Motors Acceptance Corp., Putable Notes, 9.00%,
 10/15/02(f)                                                100,000     104,651
-------------------------------------------------------------------------------

16                             AIM V.I. BALANCED FUND

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
CONSUMER FINANCE - (CONTINUED)

Household Finance Corp.,
 Sr. Unsec. Notes, 6.88%, 03/01/07                      $  100,000 $   102,235
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 7.20%, 07/15/06                         125,000     130,411
------------------------------------------------------------------------------
 Unsec. Notes, 8.00%, 07/15/10                             150,000     160,491
==============================================================================
                                                                     1,477,712
==============================================================================

DISTRIBUTORS - 0.05%

Ferrellgas Partners L.P., - Series B, Sr. Sec. Gtd.
 Notes, 9.38%, 06/15/06                                     50,000      50,500
==============================================================================

DIVERSIFIED FINANCIAL SERVICES - 3.52%

AIG SunAmerica Global Financing VI, Sr. Sec. Notes,
 6.30%, 05/10/11 (Acquired 05/02/01-05/24/01; Cost
 $348,619)(a)                                              350,000     345,233
------------------------------------------------------------------------------
Associates Corp. of North America, Sr. Deb.,
 6.95%, 11/01/18                                           300,000     298,923
------------------------------------------------------------------------------
Bear Stearns Cos., Inc., Notes, 7.80%, 08/15/07            150,000     157,995
------------------------------------------------------------------------------
CIT Group, Inc. (The),
 Sr. Medium Term Notes, 5.91%, 11/23/05                    200,000     197,922
------------------------------------------------------------------------------
 Notes, 6.50%, 02/07/06                                     90,000      91,226
------------------------------------------------------------------------------
Citigroup Inc.,
 Sr. Unsec. Notes, 6.50%, 01/18/11                         100,000      99,555
------------------------------------------------------------------------------
 Unsec. Sub. Notes, 7.25%, 10/01/10                        150,000     155,875
------------------------------------------------------------------------------
Dow Capital B.V. (Netherlands), Gtd. Yankee Deb.,
 9.20%, 06/01/10                                           150,000     173,371
------------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29 (Acquired
 04/10/01-05/09/01; Cost $182,758)(a)                      175,000     181,909
------------------------------------------------------------------------------
General Electric Capital Corp.
 Series A, Medium Term Notes, 5.38%, 04/23/04              220,000     221,080
------------------------------------------------------------------------------
 Series A, Medium Term Notes, 6.13%, 02/22/11              125,000     123,181
------------------------------------------------------------------------------
 Series A, Medium Term Notes, 6.88%, 11/15/10              245,000     254,685
------------------------------------------------------------------------------
 Gtd. Sub. Notes, 8.13%, 05/15/12                          140,000     158,214
------------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Bonds,
 7.88%, 08/15/10                                           100,000     105,509
------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., Unsec. Unsub. Bonds,
 6.75%, 04/15/11                                           250,000     248,332
------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance Corp.,
 Sr. Notes, 6.00%, 05/15/06                                150,000     150,531
------------------------------------------------------------------------------
Pinnacle Partners, Sr. Notes, 8.83%, 08/15/04
 (Acquired 08/02/00; Cost $300,000)(a)                     300,000     308,883
------------------------------------------------------------------------------
Qwest Capital Funding Inc., Unsec. Gtd. Notes,
 7.90%, 08/15/10                                           150,000     154,770
==============================================================================
                                                                     3,427,194
==============================================================================

                                                       PRINCIPAL    MARKET
                                                         AMOUNT      VALUE
ELECTRIC UTILITIES - 3.91%

AES Corp. (The), Sr. Unsec. Sub. Notes,
 10.25%, 07/15/06                                      $  100,000 $   101,000
-----------------------------------------------------------------------------
Calpine Corp., Sr. Unsec. Notes, 8.50%, 02/15/11           70,000      67,678
-----------------------------------------------------------------------------
CE Generation LLC, Sr. Sec. Sub. Notes,
 7.42%, 12/15/18                                          191,650     168,717
-----------------------------------------------------------------------------
CILCORP, Inc., Sr. Unsec. Bonds, 9.38%, 10/15/29          150,000     165,478
-----------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
 First Mortgage Bonds, 6.86%, 10/01/08                    100,000      98,337
-----------------------------------------------------------------------------
 Series D, Sr. Sec. Notes, 7.88%, 11/01/17                200,000     202,850
-----------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Notes, 8.13%, 05/15/02       200,000     201,418
-----------------------------------------------------------------------------
CMS Panhandle Holding Co., Sr. Notes,
 6.13%, 03/15/04                                          200,000     197,964
-----------------------------------------------------------------------------
Commonwealth Edison Co., First Mortgage
 Series 94, Notes, 7.50%, 07/01/13                        200,000     206,868
-----------------------------------------------------------------------------
 Series 92, Bonds, 7.63%, 04/15/13                        100,000     103,965
-----------------------------------------------------------------------------
El Paso Electric Co., Sec. First Mortgage Bonds,
 Series D, 8.90%, 02/01/06                                280,000     300,650
-----------------------------------------------------------------------------
 Series E, 9.40%, 05/01/11                                200,000     216,244
-----------------------------------------------------------------------------
Empire District Electric Co. (The), Sr. Notes,
 7.70%, 11/15/04                                          150,000     156,082
-----------------------------------------------------------------------------
Mirant Corp., Sr. Notes, 7.90%, 07/15/09 (Acquired
 07/21/99; Cost $274,898)(a)                              275,000     270,878
-----------------------------------------------------------------------------
Niagara Mohawk Holdings Inc., First Mortgage Notes,
 7.75%, 05/15/06                                          100,000     104,866
-----------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr. Unsec. Disc.
 Notes, 8.50%, 07/01/10(g)                                400,000     346,272
-----------------------------------------------------------------------------
NRG Energy, Inc., Sr. Unsec. Notes, 7.75%, 04/01/11       250,000     253,972
-----------------------------------------------------------------------------
PSEG Power LLC, Sr. Notes, 8.63%, 04/15/31 (Acquired
 05/25/01-06/08/01; Cost $289,923)(a)                     275,000     293,304
-----------------------------------------------------------------------------
Public Service Company of New Mexico-Series A, Sr.
 Unsec. Notes, 7.10%, 08/01/05                            130,000     127,343
-----------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
 6.25%, 01/15/09                                          250,000     226,872
=============================================================================
                                                                    3,810,758
=============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT - 0.09%

Israel Electric Corp. Ltd. (Israel), Yankee Deb.,
 7.75%, 12/15/27 (Acquired 06/09/00;
 Cost $87,798)(a)                                         100,000      87,139
=============================================================================

ENVIRONMENTAL SERVICES - 0.44%

Browning-Ferris Industries, Inc., Unsec. Deb.,
 7.40%, 09/15/35                                          200,000     164,000
-----------------------------------------------------------------------------
Waste Management, Inc.,
 Putable Unsec. Notes, 7.10%, 08/01/26                    250,000     255,287
-----------------------------------------------------------------------------
 Sr. Unsec. Notes, 7.13%, 12/15/17                         10,000       9,241
=============================================================================
                                                                      428,528
=============================================================================

                             AIM V.I. BALANCED FUND                        17

                                                          PRINCIPAL    MARKET
                                                            AMOUNT      VALUE
GAS UTILITIES - 0.99%

National Fuel Gas Co. - Series D, Medium Term Notes,
 6.30%, 05/27/08                                          $  100,000 $    95,526
--------------------------------------------------------------------------------
Northern Border Partners, L.P., Sr. Unsec. Gtd. Unsub.
 Notes,
 7.10%, 03/15/11 (Acquired 03/14/01;
 Cost $99,868)(a)                                            100,000      98,180
--------------------------------------------------------------------------------
 Series A, 8.88%, 06/15/10                                   150,000     164,643
--------------------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee Deb., 8.50%,
 12/15/12                                                    150,000     163,305
--------------------------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%, 08/15/06                   100,000     104,539
--------------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%, 07/15/11                330,000     332,508
================================================================================
                                                                         958,701
================================================================================

INDUSTRIAL CONGLOMERATES - 0.01%

Mannesmann Finance B.V. (Netherlands), Unsec. Unsub.
 Gtd. Euro Bonds, 4.75%, 05/27/09(c)                 EUR      10,000       7,762
================================================================================

INTEGRATED OIL & GAS - 0.66%

El Paso CGP Co., Sr. Putable Unsec. Deb.,
 6.70%, 02/15/27                                             250,000     246,688
--------------------------------------------------------------------------------
Petro-Canada (Canada), Yankee Deb.,
 9.25%, 10/15/21                                             200,000     237,496
--------------------------------------------------------------------------------
Phillips Petroleum Co., Unsec. Notes,
 8.50%, 05/25/05                                             150,000     162,746
================================================================================
                                                                         646,930
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES - 1.30%

AT&T Canada Inc. (Canada), Sr. Yankee
 Unsec. Sub. Notes, 7.63%, 03/15/05                          200,000     197,806
--------------------------------------------------------------------------------
 Unsec. Notes, 7.65%, 09/15/06                               100,000      98,442
--------------------------------------------------------------------------------
 Disc. Notes, 9.95%, 06/15/08(g)                             200,000     166,500
--------------------------------------------------------------------------------
MCI Communications Corp., Sr. Unsec.
 Notes, 6.95%, 08/15/06                                      200,000     199,006
--------------------------------------------------------------------------------
 Putable Deb., 7.13%, 06/15/27                               200,000     202,422
--------------------------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%, 10/15/19                  200,000     207,194
--------------------------------------------------------------------------------
Tecnost International Finance N.V. (Netherlands)-Series
 E, Gtd. Medium Term Euro Notes,
 6.13%, 07/30/09(c)                                  EUR      30,000      24,416
--------------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
 8.00%, 06/01/11                                              75,000      76,505
--------------------------------------------------------------------------------
WorldCom, Inc., Notes, 7.50%, 05/15/11                       100,000      97,365
================================================================================
                                                                       1,269,656
================================================================================

LIFE & HEALTH INSURANCE - 0.73%

American General Finance Corp., Sr. Putable Notes,
 8.45%, 10/15/09                                             280,000     312,542
--------------------------------------------------------------------------------
John Hancock Global Funding Ltd. (United States of
 America) - Series 99-H, Sr. Sec. Sub. Medium Term
 Notes, 6.75%, 02/15/06(c)                           AUD     200,000     102,117
--------------------------------------------------------------------------------
Prudential Funding, LLC, Medium Term Notes, 6.60%,
 05/15/08 (Acquired 05/09/01; Cost $49,942)(a)                50,000      49,991
--------------------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Bonds, 6.63%,
 12/15/07 (Acquired 03/15/00; Cost $91,980)(a)               100,000      97,226
--------------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23                      145,000     145,212
================================================================================
                                                                         707,088
================================================================================

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
MULTI-LINE INSURANCE - 0.47%

AIG SunAmerica Global Financing II, Sr. Sec. Notes,
 7.60%, 06/15/05 (Acquired 06/08/00-04/16/01; Cost
 $303,458)(a)                                            $  300,000 $   319,977
-------------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, Sr. Notes, 5.85%,
 02/01/06 (Acquired 01/24/01;
 Cost $139,279)(a)                                          140,000     139,766
===============================================================================
                                                                        459,743
===============================================================================

MULTI-UTILITIES - 0.95%

Dynegy-Roseton Danskamme LLC, Gtd. Pass Through Ctfs.,
 7.27%, 11/08/10 (Acquired 06/01/01;
 Cost $100,185)(a)                                          100,000      99,175
-------------------------------------------------------------------------------
 7.67%, 11/08/16 (Acquired 06/01/01;
 Cost $250,843)(a)                                          250,000     247,178
-------------------------------------------------------------------------------
Enron Corp., Sec. Notes, 8.00%, 08/15/05 (Acquired
 12/14/98-04/19/01; Cost $416,460)(a)                       150,000     154,650
-------------------------------------------------------------------------------
UtiliCorp United Inc., Sr. Unsec. Putable Notes, 6.70%,
 10/15/06                                                   150,000     150,536
-------------------------------------------------------------------------------
Williams Cos. (The), PATS Notes, 6.75%, 01/15/06
 (Acquired 01/11/01; Cost $74,719)(a)                        75,000      74,709
-------------------------------------------------------------------------------
Williams Gas Pipeline Center Inc., Sr. Notes, 7.38%,
 11/15/06 (Acquired 02/15/01; Cost $103,280)(a)             100,000     103,799
-------------------------------------------------------------------------------
Williams Holdings of Delaware, Sr. Unsec. Deb., 6.25%,
 02/01/06                                                   100,000      98,500
===============================================================================
                                                                        928,547
===============================================================================

OIL & GAS DRILLING - 0.16%

Global Marine Inc., Sr. Unsec. Notes,
 7.13%, 09/01/07                                            150,000     152,775
===============================================================================

OIL & GAS EQUIPMENT & SERVICES - 0.71%

Kinder Morgan Energy Partners, L.P., Sr. Unsec. Notes,
 6.30%, 02/01/09                                            200,000     192,330
-------------------------------------------------------------------------------
Kinder Morgan, Inc., Unsec. Deb.,
 7.35%, 08/01/26                                            200,000     205,560
-------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Norway), Sr. Unsec.
 Yankee Notes, 7.13%, 03/30/28                               60,000      49,355
-------------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%, 02/15/11           250,000     245,583
===============================================================================
                                                                        692,828
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION - 1.11%

Anadarko Petroleum Corp., Unsec. Putable Deb., 7.73%,
 09/15/96                                                   150,000     159,114
-------------------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec. Sub. Yankee
 Notes, 6.75%, 03/15/11                                     150,000     147,222
-------------------------------------------------------------------------------
Burlington Resources Inc., Sr. Unsec. Gtd. Notes,
 6.68%, 02/15/11                                            150,000     149,523
-------------------------------------------------------------------------------
Canadian Occidental Petroleum (Canada), Unsec. Unsub.
 Yankee Notes, 7.40%, 05/01/28                              170,000     162,765
-------------------------------------------------------------------------------
Gulf Canada Resources Ltd. (Canada), Unsec. Yankee
 Notes 7.13%, 01/15/11                                      150,000     154,797
-------------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec. Notes, 6.88%,
 12/01/07                                                   170,000     168,909
-------------------------------------------------------------------------------
Noble Affiliates Inc., Sr. Unsec. Deb., 7.25%, 08/01/97     100,000      88,964
-------------------------------------------------------------------------------
Norcen Energy Resources Ltd. (Canada), Unsec. Yankee
 Deb., 7.38%, 05/15/06                                       50,000      52,665
===============================================================================
                                                                      1,083,959
===============================================================================

18                           AIM V.I. BALANCED FUND

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
OIL & GAS REFINING & MARKETING - 0.39%

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Yankee
 Bonds, 9.38%, 12/02/08                                 $  100,000 $   107,345
------------------------------------------------------------------------------
 Series P, Unsec. Putable Unsub. Yankee Notes, 9.50%,
  09/15/27                                                 250,000     268,315
==============================================================================
                                                                       375,660
==============================================================================

PACKAGED FOODS - 0.26%

ConAgra, Inc., Sr. Unsec. Putable Notes,
 7.13%, 10/01/26                                           250,000     256,098
==============================================================================

PROPERTY & CASUALTY INSURANCE - 0.78%

Allstate Financial Global Funding, Notes, 6.50%,
 06/14/11 (Acquired 06/07/01; Cost $274,579)(a)            275,000     271,950
------------------------------------------------------------------------------
Florida Windstorm Underwriting Association, Sr. Sec.
 Notes, 7.13%, 02/25/19 (Acquired 04/25/01-05/03/01;
 Cost $300,362)(a)                                         300,000     296,532
------------------------------------------------------------------------------
Terra Nova Insurance (United Kingdom) Holding, Sr.
 Unsec. Gtd. Yankee Notes,
 7.00%, 05/15/08                                           150,000     127,853
------------------------------------------------------------------------------
 7.20%, 08/15/07                                            70,000      61,872
==============================================================================
                                                                       758,207
==============================================================================

PUBLISHING & PRINTING - 0.64%

News America Holdings, Inc.,
 Unsec. Deb., 7.75%, 01/20/24                              200,000     189,342
------------------------------------------------------------------------------
 Putable Notes, 8.45%, 08/01/34                            200,000     204,932
------------------------------------------------------------------------------
 Sr. Gtd. Deb., 9.25%, 02/01/13                            200,000     224,996
==============================================================================
                                                                       619,270
==============================================================================

RAILROADS - 0.45%

Consolidated Rail Corp., Deb., 9.75%, 06/15/20             200,000     235,816
------------------------------------------------------------------------------
Norfolk Southern Corp., Notes, 7.05%, 05/01/37             200,000     206,006
==============================================================================
                                                                       441,822
==============================================================================

REAL ESTATE INVESTMENT TRUSTS - 0.64%

ERP Operating L.P., Unsec. Notes, 7.13%, 10/15/17           70,000      64,800
------------------------------------------------------------------------------
Healthcare Realty Trust, Inc., Sr. Unsec. Notes,
 8.13%, 05/01/11                                           300,000     297,021
------------------------------------------------------------------------------
Spieker Properties LP, Unsec. Deb., 7.50%, 10/01/27        175,000     162,260
------------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
 7.35%, 12/01/17                                           100,000      94,020
==============================================================================
                                                                       618,101
==============================================================================

REINSURANCE - 0.24%

GE Global Insurance Holdings Corp., Unsec. Notes,
 7.75%, 06/15/30                                           215,000     234,612
==============================================================================

SOVEREIGN DEBT - 0.60%

British Columbia (Province of) (Canada), Unsec. Unsub.
 Yankee Notes, 5.38%, 10/29/08                              50,000      48,377
------------------------------------------------------------------------------
Hydro-Quebec-Series B (Canada), Gtd. Medium Term
 Yankee Notes, 8.62%, 12/15/11                             200,000     230,786
------------------------------------------------------------------------------
Ontario (Province of) (Canada), Sr. Unsec. Unsub.
 Notes, 5.50%, 10/01/08                                    200,000     193,646
------------------------------------------------------------------------------
Quebec (Province of) (Canada), Yankee Deb., 7.50%,
 07/15/23                                                  100,000     105,779
==============================================================================
                                                                       578,588
==============================================================================

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
SYSTEMS SOFTWARE - 0.41%

VERITAS Software Corp., Conv. Unsec. Disc. Notes,
 1.86%, 08/13/06(g)                                     $  208,000 $   401,690
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES - 0.16%

Vodafone Group PLC (United Kingdom), Jr. Unsec. Notes,
 7.75%, 02/15/10                                           150,000     157,740
==============================================================================
Total Bonds & Notes (Cost $28,203,396)                              28,243,562
==============================================================================

                                                          SHARES
STOCKS & OTHER EQUITY INTERESTS - 49.44%

ADVERTISING - 1.50%

Lamar Advertising Co.(h)                                    11,200     492,800
------------------------------------------------------------------------------
Omnicom Group Inc.                                          11,300     971,800
==============================================================================
                                                                     1,464,600
==============================================================================

APPLICATION SOFTWARE - 0.94%

Amdocs Ltd. (United Kingdom)(h)                             12,000     646,200
------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                              8,600     266,600
==============================================================================
                                                                       912,800
==============================================================================

BANKS - 1.27%

Bank of New York Co., Inc. (The)                            13,500     648,000
------------------------------------------------------------------------------
PNC Financial Services Group                                 9,000     592,110
==============================================================================
                                                                     1,240,110
==============================================================================

BIOTECHNOLOGY - 1.34%

Genzyme Corp.(h)                                            21,400   1,305,400
==============================================================================

BROADCASTING & CABLE TV - 1.66%

Clear Channel Communications, Inc.                           7,500     470,250
------------------------------------------------------------------------------
General Motors Corp. - Class H(h)                           10,200     206,550
------------------------------------------------------------------------------
Hispanic Broadcasting Corp.(h)                               8,400     240,996
------------------------------------------------------------------------------
Univision Communications Inc. - Class A(h)                  16,300     697,314
==============================================================================
                                                                     1,615,110
==============================================================================

COMPUTER HARDWARE - 0.25%

Dell Computer Corp.(h)                                       9,500     246,525
==============================================================================

COMPUTER STORAGE & PERIPHERALS - 0.50%

EMC Corp.(h)                                                16,600     482,230
==============================================================================

CONSTRUCTION & ENGINEERING - 0.35%

Quanta Services, Inc.(h)                                    15,500     341,620
==============================================================================

DATA PROCESSING SERVICES - 0.81%

Concord EFS, Inc.(h)                                         8,000     416,080
------------------------------------------------------------------------------
DST Systems, Inc.(h)                                         7,000     368,900
==============================================================================
                                                                       784,980
==============================================================================

DERIVATIVES - 0.44%

Kerr-McGee Corp. - $1.83 Pfd. DECS                           8,700     423,690
==============================================================================

DIVERSIFIED FINANCIAL SERVICES - 6.41%

American Express Co.                                        11,000     426,800
------------------------------------------------------------------------------
Citigroup Inc.                                              29,600   1,564,064
------------------------------------------------------------------------------
Fannie Mae                                                   4,800     408,720
------------------------------------------------------------------------------
Freddie Mac                                                  6,200     434,000
------------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND                         19

                                                           MARKET
                                                SHARES      VALUE
DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)

Goldman Sachs Group, Inc. (The)                    6,700 $   574,860
--------------------------------------------------------------------
J.P. Morgan Chase & Co.                           14,700     655,620
--------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         13,100     776,175
--------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                   6,900     443,187
--------------------------------------------------------------------
State Street Corp.                                 5,600     277,144
--------------------------------------------------------------------
Stilwell Financial, Inc.                           9,600     322,176
--------------------------------------------------------------------
Waddell & Reed Financial, Inc. - Class A          11,200     355,600
====================================================================
                                                           6,238,346
====================================================================

ELECTRIC UTILITIES - 2.23%

AES Corp. (The)                                   12,300     529,515
--------------------------------------------------------------------
AES Trust III-$3.38 Conv. Pfd.                     1,400      96,600
--------------------------------------------------------------------
Calpine Corp.                                     13,300     502,740
--------------------------------------------------------------------
Duke Energy Corp.                                 11,900     464,219
--------------------------------------------------------------------
Mirant Corp.(h)                                    8,580     295,152
--------------------------------------------------------------------
Reliant Resources, Inc.(h)                        11,600     286,520
====================================================================
                                                           2,174,746
====================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.22%

Sanmina Corp.(h)                                   9,300     217,713
====================================================================

FOOD RETAIL - 0.78%

Safeway Inc.(h)                                   15,800     758,400
====================================================================

GAS UTILITIES - 0.38%

El Paso Corp.                                      7,100     373,034
====================================================================

GENERAL MERCHANDISE STORES - 0.53%

Target Corp.                                      15,000     519,000
====================================================================

HEALTH CARE DISTRIBUTORS & SERVICES - 0.42%

Cardinal Health, Inc.                              5,850     403,650
====================================================================

HEALTH CARE EQUIPMENT - 0.68%

Baxter International Inc.                         13,600     666,400
====================================================================

HEALTH CARE FACILITIES - 1.19%

HCA Inc.                                          13,700     619,103
--------------------------------------------------------------------
Tenet Healthcare Corp.(h)                         10,500     541,695
====================================================================
                                                           1,160,798
====================================================================

HOME IMPROVEMENT RETAIL - 0.32%

Home Depot, Inc. (The)                             6,600     307,230
====================================================================

INDUSTRIAL CONGLOMERATES - 1.51%

General Electric Co.                              15,800     770,250
--------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 12,800     697,600
====================================================================
                                                           1,467,850
====================================================================

INSURANCE BROKERS - 0.76%

Marsh & McLennan Cos., Inc.                        7,300     737,300
====================================================================

INTEGRATED OIL & GAS - 2.07%

Chevron Corp.                                      6,300     570,150
--------------------------------------------------------------------
Exxon Mobil Corp.                                  8,700     759,945
--------------------------------------------------------------------
TotalFinaElf S.A. (France)                         4,900     686,946
====================================================================
                                                           2,017,041
====================================================================

                                                                 MARKET
                                                      SHARES      VALUE
INTEGRATED TELECOMMUNICATION SERVICES - 3.68%

BellSouth Corp.                                         15,600 $   628,212
--------------------------------------------------------------------------
Broadwing Inc.                                          11,614     283,962
--------------------------------------------------------------------------
Korea Telecom Corp. - ADR (South Korea)                  3,184      69,984
--------------------------------------------------------------------------
McLeodUSA Inc. - Class A(h)                             26,400     121,176
--------------------------------------------------------------------------
Qwest Communications International Inc.                 14,900     474,863
--------------------------------------------------------------------------
SBC Communications Inc.                                 16,600     664,996
--------------------------------------------------------------------------
Telecom Italia S.p.A. (Italy)                           52,200     249,540
--------------------------------------------------------------------------
Telefonica S.A. (Spain)(h)                              27,935     344,747
--------------------------------------------------------------------------
Time Warner Telecom Inc. - Class A(h)                    7,300     244,696
--------------------------------------------------------------------------
Verizon Communications Inc.                              9,400     502,900
==========================================================================
                                                                 3,585,076
==========================================================================

INTERNET SOFTWARE & SERVICES - 1.02%

Check Point Software Technologies Ltd. (Israel)(h)      11,050     558,799
--------------------------------------------------------------------------
Internet Security Systems, Inc.(h)                       5,600     271,936
--------------------------------------------------------------------------
VeriSign, Inc.(h)                                        2,700     162,027
==========================================================================
                                                                   992,762
==========================================================================

IT CONSULTING & SERVICES - 0.48%

SunGard Data Systems Inc.(h)                            15,600     468,156
==========================================================================

LIFE & HEALTH INSURANCE - 0.52%

AFLAC, Inc.                                             16,200     510,138
==========================================================================

MOVIES & ENTERTAINMENT - 1.75%

AOL Time Warner Inc.                                    16,700     885,100
--------------------------------------------------------------------------
Viacom Inc. - Class B(h)                                15,745     814,804
==========================================================================
                                                                 1,699,904
==========================================================================

MULTI-LINE INSURANCE - 1.49%

American International Group, Inc.                       9,900     851,400
--------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)            8,800     601,920
==========================================================================
                                                                 1,453,320
==========================================================================

MULTI-UTILITIES - 1.60%

Dynegy Inc. - Class A                                   13,400     623,100
--------------------------------------------------------------------------
Enron Corp.                                              7,700     377,300
--------------------------------------------------------------------------
Williams Cos., Inc. (The)                               16,900     556,855
==========================================================================
                                                                 1,557,255
==========================================================================

NETWORKING EQUIPMENT - 0.95%

Brocade Communications Systems, Inc.                     7,900     347,521
--------------------------------------------------------------------------
Cisco Systems, Inc.                                     21,500     391,300
--------------------------------------------------------------------------
Juniper Networks, Inc.(h)                                5,900     183,490
==========================================================================
                                                                   922,311
==========================================================================

OIL & GAS EQUIPMENT & SERVICES - 0.52%

BJ Services Co.                                         17,900     508,002
==========================================================================

20                           AIM V.I. BALANCED FUND

                                                          MARKET
                                               SHARES      VALUE
OIL & GAS EXPLORATION & PRODUCTION - 2.09%

Anadarko Petroleum Corp.                         10,400 $   561,912
-------------------------------------------------------------------
Apache Corp.                                     11,200     568,400
-------------------------------------------------------------------
Devon Energy Corp.                                2,500     131,250
-------------------------------------------------------------------
EOG Resources, Inc.                               7,300     259,515
-------------------------------------------------------------------
Kerr-McGee Corp.                                  7,700     510,279
===================================================================
                                                          2,031,356
===================================================================

PACKAGED FOODS - 0.36%

Kraft Foods, Inc.-Class A(h)                     11,300     350,300
===================================================================

PHARMACEUTICALS - 3.89%

Abbott Laboratories                              12,600     604,926
-------------------------------------------------------------------
Allergan, Inc.                                    7,300     624,150
-------------------------------------------------------------------
American Home Products Corp.                      6,500     379,860
-------------------------------------------------------------------
Johnson & Johnson                                 9,600     480,000
-------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(h)           4,000     212,000
-------------------------------------------------------------------
Merck & Co., Inc.                                 6,100     389,851
-------------------------------------------------------------------
Pfizer Inc.                                      13,900     556,695
-------------------------------------------------------------------
Pharmacia Corp.                                  11,700     537,615
===================================================================
                                                          3,785,097
===================================================================

PROPERTY & CASUALTY INSURANCE - 0.49%

MGIC Investment Corp.                             6,500     472,160
===================================================================

SEMICONDUCTOR EQUIPMENT - 0.29%

Applied Materials, Inc.                           5,800     284,780
===================================================================

SEMICONDUCTORS - 1.05%

Analog Devices, Inc.                             10,700     462,775
-------------------------------------------------------------------
Intel Corp.                                      11,700     342,225
-------------------------------------------------------------------
Microchip Technology Inc.(h)                      6,575     219,802
===================================================================
                                                          1,024,802
===================================================================

SPECIALTY STORES - 0.52%

Bed Bath & Beyond Inc.                           16,200     505,440
===================================================================

SYSTEMS SOFTWARE - 0.52%

Oracle Corp.(h)                                  15,200     288,800
-------------------------------------------------------------------
VERITAS Software Corp.(h)                         3,300     219,549
===================================================================
                                                            508,349
===================================================================

TELECOMMUNICATIONS EQUIPMENT - 0.89%

Comverse Technology, Inc.(h)                      4,300     247,766
-------------------------------------------------------------------
JDS Uniphase Corp.(h)                            12,660     158,250
-------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                          17,100     376,884
-------------------------------------------------------------------
Nortel Networks Corp. (Canada)                    9,600      87,264
===================================================================
                                                            870,164
===================================================================

WIRELESS TELECOMMUNICATION SERVICES - 0.77%

NTT DoCoMo, Inc. (Japan)                             17     295,783
-------------------------------------------------------------------
Vodafone Group PLC (United Kingdom)             118,330     262,465
-------------------------------------------------------------------
Western Wireless Corp. - Class A(h)               4,500     193,500
===================================================================
                                                            751,748
===================================================================
  Total Stocks & Other Equity Interests
   (Cost $50,067,952)                                    48,139,693
===================================================================

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
ASSET-BACKED SECURITIES - 1.07%

AIRLINES - 0.27%

United Air Lines, Inc.-Series 95A2, Pass Through Ctfs.,
 7.19%, 04/01/11                                         $  255,000 $   259,901
===============================================================================

COMPUTER HARDWARE - 0.11%

American Airlines, Inc., Pass Through Ctfs., 6.82%,
 05/23/11 (Acquired 06/28/01; Cost $111,800)(a)             110,000     109,406
===============================================================================

DIVERSIFIED FINANCIAL SERVICES - 0.47%

Citicorp Lease-Class A2, Series 1999-1, Pass Through
 Ctfs., 8.04%, 12/15/19 (Acquired 06/01/00-01/25/01;
 Cost $454,103)(a)                                          450,000     460,237
===============================================================================

ELECTRIC UTILITIES - 0.22%

Beaver Valley II Funding Corp., SLOBS,
 9.00%, 06/01/17                                            200,000     211,278
===============================================================================
Total Asset-Backed Securities (Cost $1,025,231)                       1,040,822
===============================================================================

U.S. GOVERNMENT AGENCY SECURITIES - 2.40%

FEDERAL HOME LOAN MORTGAGE CORP.
 (FHLMC) - 0.20%

Jr. Unsec. Sub. Notes, 5.88%, 03/21/11                      200,000     191,854
===============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (FNMA) - 2.02%

Pass Through Ctfs.,
 6.50%, 04/01/14 to 11/01/28                              1,123,522   1,123,374
-------------------------------------------------------------------------------
 8.00%, 12/01/23                                            265,874     275,012
-------------------------------------------------------------------------------
 7.00%, 10/01/29                                            274,108     275,390
-------------------------------------------------------------------------------
Unsec. Sub. Notes, 5.50%, 05/02/06                          300,000     296,724
===============================================================================
                                                                      1,970,500
===============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.18%

Pass Through Ctfs.,
 6.50%, 03/15/29                                            175,056     173,360
===============================================================================
Total U.S. Government Agency Securities
 (Cost $2,350,126)                                                    2,335,714
===============================================================================

U.S. TREASURY SECURITIES - 8.75%

U.S. TREASURY NOTES - 8.14%

 5.88%, 11/15/04                                          1,000,000   1,034,640
-------------------------------------------------------------------------------
 6.75%, 05/15/05(i)                                       1,400,000   1,491,434
-------------------------------------------------------------------------------
 6.50%, 08/15/05 to 10/15/06(i)                           2,000,000   2,123,510
-------------------------------------------------------------------------------
 6.88%, 05/15/06(i)                                       1,000,000   1,078,550
-------------------------------------------------------------------------------
 6.13%, 08/15/07(i)                                       1,850,000   1,939,743
-------------------------------------------------------------------------------
 5.75%, 08/15/10(i)                                         250,000     255,925
===============================================================================
                                                                      7,923,802
===============================================================================

U.S. TREASURY BONDS - 0.61%

 6.13%, 11/15/27 to 08/15/29(i)                             580,000     600,628
===============================================================================
Total U.S. Treasury Securities (Cost $8,287,483)                      8,524,430
===============================================================================

                             AIM V.I. BALANCED FUND                          21

                                                         MARKET
                                              SHARES      VALUE
MONEY MARKET FUNDS - 8.59%

STIC Liquid Assets Portfolio(j)              4,181,787 $ 4,181,787
==================================================================
STIC Prime Portfolio(j)                      4,181,787   4,181,787
==================================================================
Total Money Market Funds (Cost $8,363,574)               8,363,574
==================================================================
TOTAL INVESTMENTS - 99.26%
 (COST $98,297,762)                                     96,647,795
==================================================================
OTHER ASSETS LESS LIABILITIES - 0.74%                      718,224
==================================================================
NET ASSETS - 100.00%                                   $97,366,019
==================================================================

Investment Abbreviations:

ADR   -American Depositary Receipt
AUD   -Australian Dollar
Conv. -Convertible
Ctfs. -Certificates
Deb.  -Debentures
DECS  -Dividend Enhanced Convertible Stock
Disc. -Discounted
EUR   -Euro
GBP   -British Pound Sterling
Gtd.  -Guaranteed
Jr.   -Junior
PATS  -Putable Asset Term Security
Pfd.  -Preferred
RAPS  -Redeemable and Putable Security
Sec.  -Secured
SLOBS -Secured Lease Obligation Bonds
Sr.   -Senior
Sub.  -Subordinated
Unsec.-Unsecured
Unsub.-Unsubordinated

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/01 was $4,806,040, which represented 4.94% of the Fund's net assets.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Foreign denominated security. Par value is denominated in currency indicated.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Security fair valued in accordance with the procedures established by the Board of Trustees.
(f) Step bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h) Non-income producing security.
(i) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(j) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

22                           AIM V.I. BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $98,297,762)  $96,647,795
============================================================
Foreign currencies, at value (cost $12,812)           12,594
------------------------------------------------------------
Receivables for:
 Investments sold                                    333,920
------------------------------------------------------------
 Variation margin                                     55,525
------------------------------------------------------------
 Fund shares sold                                     39,965
------------------------------------------------------------
 Dividends and interest                              724,379
------------------------------------------------------------
 Foreign currency contracts outstanding                  814
------------------------------------------------------------
Investment for deferred compensation plan             17,384
============================================================
  Total assets                                    97,832,376
============================================================

LIABILITIES:

Payables for:
 Investments purchased                               211,047
------------------------------------------------------------
 Fund shares reacquired                               47,665
------------------------------------------------------------
 Deferred compensation plan                           17,384
------------------------------------------------------------
Accrued administrative services fees                 156,898
------------------------------------------------------------
Accrued operating expenses                            33,363
============================================================
  Total liabilities                                  466,357
============================================================
Net assets applicable to shares outstanding      $97,366,019
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Outstanding                                        8,383,794
============================================================
Net asset value                                  $     11.61
____________________________________________________________
============================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                                         $ 1,263,296
-----------------------------------------------------------------------------
Dividends (net of foreign withholding tax of $3,249)                 180,657
-----------------------------------------------------------------------------
Dividends from affiliated money market funds                         224,802
=============================================================================
  Total investment income                                          1,668,755
=============================================================================

EXPENSES:

Advisory fees                                                        337,534
-----------------------------------------------------------------------------
Administrative services fees                                         118,129
-----------------------------------------------------------------------------
Custodian fees                                                        19,995
-----------------------------------------------------------------------------
Trustees' fees                                                         5,148
-----------------------------------------------------------------------------
Other                                                                 19,286
=============================================================================
  Total expenses                                                     500,092
=============================================================================
Net investment income                                              1,168,663
=============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS, FUTURES
 CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                            (1,674,899)
-----------------------------------------------------------------------------
 Foreign currencies                                                   (2,170)
-----------------------------------------------------------------------------
 Foreign currency contracts                                            3,892
-----------------------------------------------------------------------------
 Futures contracts                                                  (842,264)
-----------------------------------------------------------------------------
 Option contracts written                                             42,832
=============================================================================
                                                                  (2,472,609)
=============================================================================

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) OF:

 Investment securities                                            (5,182,617)
-----------------------------------------------------------------------------
 Foreign currencies                                                      647
-----------------------------------------------------------------------------
 Foreign currency contracts                                            4,161
-----------------------------------------------------------------------------
 Futures contracts                                                    58,918
=============================================================================
                                                                  (5,118,891)
=============================================================================
Net gain (loss) from investment securities, foreign currencies, foreign currency contracts, futures contracts and option
 contracts                                                        (7,591,500)
=============================================================================
Net increase (decrease) in net assets resulting from operations  $(6,422,837)
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

                             AIM V.I. BALANCED FUND                        23

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                     JUNE 30,    DECEMBER 31,
                                                       2001          2000
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  1,168,663  $ 1,945,473
-----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities, foreign currencies, foreign currency
  contracts, futures contracts and option
  contracts                                          (2,472,609)  (3,150,697)
-----------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities, foreign
  currencies, foreign currency contracts and
  futures contracts                                  (5,118,891)  (3,018,396)
=============================================================================
  Net increase (decrease) in net assets resulting
   from operations                                   (6,422,837)  (4,223,620)
=============================================================================
 Distributions to shareholders from net investment
  income                                                     --     (132,329)
-----------------------------------------------------------------------------
 Distributions to shareholders from net realized
  gains                                                      --      (22,166)
-----------------------------------------------------------------------------
 Share transactions - net                            18,095,576   41,764,325
=============================================================================
  Net increase in net assets                         11,672,739   37,386,210
=============================================================================

NET ASSETS:

 Beginning of period                                 85,693,280   48,307,070
=============================================================================
 End of period                                     $ 97,366,019  $85,693,280
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                     $101,857,881  $83,762,305
-----------------------------------------------------------------------------
 Undistributed net investment income                  2,915,399    1,791,617
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  foreign currency contracts, futures contracts
  and option contracts                               (5,592,659)  (3,120,050)
-----------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of
  investment securities, foreign currencies,
  foreign currency contracts and futures contracts   (1,814,602)   3,259,408
=============================================================================
                                                   $ 97,366,019  $85,693,280
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

24                           AIM V.I. BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Balanced Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective July 16, 2001, the Fund will offer two classes of shares, Series I and Series II. The Fund's investment objective is to achieve as high a total return to investors as possible, consistent with preservation of capital.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
    The Fund has a capital loss carryforward of $2,283,751 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, through the year 2008.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that

                            AIM V.I. BALANCED FUND                         25
 security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Outstanding foreign currency contracts at June 30, 2001 were as follows:

                                  CONTRACT TO
                              -------------------------
SETTLEMENT                                                                UNREALIZED
   DATE        CURRENCY       DELIVER       RECEIVE         VALUE        APPRECIATION
----------     --------       -------       --------       -------       ------------
09/10/01         AUD          150,000       $ 76,800       $76,336           $464
-------------------------------------------------------------------------------------
10/05/01         AUD           40,000         20,692        20,342            350
=====================================================================================
                                            $ 97,492       $96,678           $814
=====================================================================================

G. Futures Contracts - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
H. Covered Call Options - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
I. Put Options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2 - CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $44,881 reduction in the cost of securities and a corresponding $44,881 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001.
 The effect of this change in 2001 was to decrease net investment income by $57,241, increase net unrealized gains and losses by $54,339, increase net realized gains and losses by $2,902, decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.13%.

NOTE 3 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $118,129 of which AIM retained $24,795 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $1,305 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

26                          AIM V.I. BALANCED FUND

NOTE 6 - CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2001 are summarized as follows:

                        CALL OPTION
                         CONTRACTS
                     ------------------
                     NUMBER OF PREMIUMS
                     CONTRACTS RECEIVED
                     --------- --------
Beginning of period      --    $    --
---------------------------------------
Written                 156     45,646
---------------------------------------
Closed                  (42)   (14,153)
---------------------------------------
Expired                (114)   (31,493)
=======================================
End of period            --    $    --
_______________________________________
=======================================

NOTE 7 - FUTURES CONTRACTS

On June 30, 2001, $1,753,500 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2001 were as follows:

                   NO. OF      MONTH/       MARKET     APPRECIATION
CONTRACT          CONTRACTS  COMMITMENT      VALUE    (DEPRECIATION)
----------------  --------- ------------- ----------- --------------
Nasdaq 100 Index       6    Sept.-01/Long $ 1,107,900   $  97,342
--------------------------------------------------------------------
S&P 500 Index         23    Sept.-01/Long   7,082,275    (262,361)
====================================================================
                                          $ 8,190,175   $(165,019)
____________________________________________________________________
====================================================================

NOTE 8 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $43,197,691 and $25,189,002, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities    $ 4,708,261
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (6,406,091)
==========================================================================
Net unrealized appreciation (depreciation) of investment
 securities                                                   $(1,697,830)
__________________________________________________________________________
==========================================================================
Cost of investments for tax purposes is $98,345,625.

NOTE 9 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                               JUNE 30, 2001         DECEMBER 31, 2000
                           ----------------------  ----------------------
                            SHARES      AMOUNT      SHARES      AMOUNT
                           ---------  -----------  ---------  -----------
Sold                       1,726,654  $20,713,774  3,449,849  $45,353,531
--------------------------------------------------------------------------
Issued as reinvestment of
 dividends                        --           --     12,061      154,495
--------------------------------------------------------------------------
Reacquired                  (222,488)  (2,618,198)  (285,543)  (3,743,701)
==========================================================================
                           1,504,166  $18,095,576  3,176,367  $41,764,325
__________________________________________________________________________
==========================================================================

                            AIM V.I. BALANCED FUND                      27

NOTE 10 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  MAY 1, 1998
                            SIX MONTHS         YEAR ENDED       (DATE OPERATIONS
                              ENDED           DECEMBER 31,       COMMENCED) TO
                             JUNE 30,        -----------------    DECEMBER 31,
                             2001(a)         2000(a)   1999(a)        1998
                            ----------       -------   -------  ----------------
Net asset value, beginning
 of period                   $ 12.46         $ 13.04   $ 11.14      $ 10.00
--------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income          0.15(b)         0.37      0.31         0.12
--------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both realized
  and unrealized)              (1.00)          (0.93)     1.83         1.18
================================================================================
  Total from investment
   operations                  (0.85)          (0.56)     2.14         1.30
================================================================================
Less distributions:
 Dividends from net
  investment income               --           (0.02)    (0.17)       (0.14)
================================================================================
 Distributions from net
  realized gains                  --              --     (0.07)       (0.02)
================================================================================
  Total distributions             --           (0.02)    (0.24)       (0.16)
================================================================================
Net asset value, end of
 period                      $ 11.61         $ 12.46   $ 13.04      $ 11.14
________________________________________________________________________________
================================================================================
Total return(c)                (6.82)%         (4.28)%   19.31%       13.02%
________________________________________________________________________________
================================================================================

Ratios/supplemental data:

Net assets, end of period
 (000s omitted)              $97,366         $85,693   $48,307      $10,343
________________________________________________________________________________
================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers               1.11%(d)        1.10%     1.21%        1.18%(e)
================================================================================
 Without fee waivers            1.11%(d)        1.10%     1.31%        2.83%(e)
________________________________________________________________________________
================================================================================
Ratio of net investment
 income to average net
 assets                         2.49%(b)(d)     2.80%     2.66%        3.71%(e)
________________________________________________________________________________
================================================================================
Portfolio turnover rate           31%             49%       57%           9%
________________________________________________________________________________
================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.16 and the ratio of net investment income to average net assets would have been 2.63%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $90,858,386.
(e) Annualized.

28                          AIM V.I. BALANCED FUND


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                TRANSFER AGENT AND CUSTODIAN
Owen Daly II                                        Treasurer
Formerly Director                                                                     State Street Bank and Trust Company
Cortland Trust, Inc.                                Robert G. Alley                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    COUNSEL TO THE FUNDS
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        Foley & Lardner
Magellan Insurance Company                          Melville B. Cox                   3000 K N.W., Suite 500
                                                    Vice President                    Washington, D.C. 20007
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Kramer, Levin, Naftalis & Frankel LLP
and Chief Operating Officer                         Edgar M. Larsen                   919 Third Avenue
Mercantile-Safe Deposit & Trust Co.;                Vice President                    New York, NY 10022
and President, Mercantile Bankshares
                                                    Mary J. Benson                    DISTRIBUTOR
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               A I M Distributors, Inc.
Twenty First Century Group, Inc.;                                                     11 Greenway Plaza
Formerly Member of the U.S.                         Sheri Steward Morris              Suite 100
House of Representatives                            Assistant Vice President and      Houston, TX 77046
                                                    Assistant Treasurer
Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM V.I. BLUE CHIP FUND

ECONOMIC SLOWDOWN HURTS MARKET,
FUND PERFORMANCE

HOW DID AIM V.I. BLUE CHIP FUND PERFORM      were hurt by the downturn, equities--           THE FED'S SIX INTEREST RATE CUTS
OVER THE LAST SIX MONTHS?                    especially large-cap growth stocks, in         DURING THE FIRST HALF OF 2001, AS
A slowing economy and declining corporate    which the fund primarily invests--were           WELL AS ENACTMENT OF TAX-REFORM
earnings growth caused investor              hardest hit.                                LEGISLATION PROVIDING MOST TAXPAYERS
nervousness to rise, major stock market         The Federal Reserve Board (the Fed),      WITH REBATES, CAUSED THE MARKETS TO
indexes to fall and fund performance to      after spending much of 1999 and 2000                         RALLY ONLY BRIEFLY.
remain in negative territory during the      battling the perceived threat of
six-month reporting period ended June 30,    inflation, suddenly found itself            the Fed may have succeeded more than
2001. For that period, AIM V.I. Blue Chip    battling the very real threat of            it intended. Economic growth fell
Fund returned -15.14%.                       economic recession. In its most             from an annual rate of 5.7% in the
                                             aggressive anti-recessionary move since     second quarter of 2000 to an annual
WHAT WERE THE MAJOR TRENDS IN THE            1994, the Fed lowered short-term            rate of just 0.7% in the second
FINANCIAL MARKETS?                           interest rates six times during the         quarter of 2001. Those interest rate
During the first half of 2001,               first half of 2001. In a dramatic effort    hikes made it more expensive for
investors--particularly new investors--      to revive a rapidly weakening economy,      companies to borrow and expand; also,
were taught an important lesson: stock       the Fed cut the key fed funds rate          they strengthened the U.S. dollar,
markets sometimes decline. During much       (the rate banks charge one another for      depressing earnings for many U.S.-
of last year and during the first half       over-night loans) from 6.50% to 3.75%--     based companies doing business overseas.
of 2001, the booming stock market of the     a reduction of 275 basis points or 2.75     Higher borrowing costs and adverse
1990s was humbled. Investors avoided         percentage points.                          currency translations hurt corporate
large-cap growth stocks generally and                                                    earnings. While rate-sensitive telecom
technology stocks in particular. Some        WHY DID THE ECONOMY WEAKEN SO MUCH--AND     companies and manufacturers were
investors abandoned the stock market         WHY HAVEN'T LOWER INTEREST RATES            particularly hurt, leading companies in
altogether, seeking safety in money          PROVIDED A RAPID RECOVERY?                  a variety of industries braced investors
market funds or bonds. While many            Beginning in June 1999, the Fed embarked    for earnings disappointments as the
investment classes                           on a series of interest rate increases      reporting period drew to a close.
                                             to slow white-hot economic growth.             But the economy rarely "turns on a
                                             Unfortunately,                              dime." The Fed's six interest rate cuts
                                                                                         during the first half of 2001, as well
PORTFOLIO COMPOSITION                                                                    as enactment of tax-reform legislation
                                                                                         providing most taxpayers with rebates,
As of 6/30/01, based on total net assets                                                 caused the markets to rally only
                                                                                         briefly. Historically, Fed rate cuts
TOP 10 EQUITY HOLDINGS                       TOP 10 INDUSTRIES                           require six to nine months, or even
-------------------------------------------  -----------------------------------------   longer, to stimulate the economy. Even
 1. General Electric Co.               5.1%   1. Diversified Financial Services  14.0%   these positive developments were
-------------------------------------------  -----------------------------------------   overshadowed by a steady drumbeat of
 2. Citigroup Inc.                     3.8    2. Pharmaceuticals                 10.9    corporate earnings warnings, a slew of
-------------------------------------------  -----------------------------------------   layoff announcements and sharp
 3. Pfizer Inc.                        3.3    3. Industrial Conglomerates         8.0    disagreement among economists and
-------------------------------------------  -----------------------------------------   so-called "market watchers" about
 4. Exxon Mobil Corp.                  3.3    4. Systems Software                 5.4    when conditions might improve. Indeed,
-------------------------------------------  -----------------------------------------   while temporary rallies occurred during
 5. Tyco International Ltd. (Bermuda)  3.0    5. Integrated Oil & Gas             3.8    the reporting period, investors
-------------------------------------------  -----------------------------------------   generally lacked conviction and
 6. AOL Time Warner Inc.               2.7    6. Movies & Entertainment           3.7    markets generally lacked direction.
-------------------------------------------  -----------------------------------------
 7. American International Group, Inc. 2.7    7. General Merchandise Stores       3.5
-------------------------------------------  -----------------------------------------
 8. Microsoft Corp.                    2.3    8. Multi-Line Insurance             2.7
-------------------------------------------  -----------------------------------------
 9. Home Depot, Inc. (The)             2.1    9. Semiconductors                   2.5
-------------------------------------------  -----------------------------------------
10. Fannie Mae                         2.0   10. Data Processing Services         2.3
--------------------------------------------------------------------------------------

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.

30                          AIM V.I. BLUE CHIP FUND


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

GROWTH OF TOTAL NET ASSETS                   Electric and Pfizer--illustrate the        AVERAGE ANNUAL TOTAL RETURNS
(in millions)                                kind of companies in which the fund
                                             invests.                                   As of 6/30/01
                        $47.60                  General Electric is #1 or #2 in a       -----------------------------
                                             range of industries. The diversified       Inception (12/29/99)  -15.29%
        $29.79                               company produces aircraft engines,         -----------------------------
           bar charts here                   locomotives and other transportation       1 year                -25.51
                                             equipment, household appliances,           -----------------------------
       12/31/00        6/30/01               lighting, electric distribution and
                                             control equipment, generators and          Past performance cannot guarantee
GIVEN THESE DIFFICULT MARKET TRENDS,         turbines, nuclear reactors, medical-       comparable future results. DUE TO RECENT
HOW DID YOU MANAGE THE FUND?                 imaging equipment, and plastics. Its       SIGNIFICANT MARKET VOLATILITY, RESULTS
We made few changes to the fund's            financial arm, GE Capital Services,        OF AN INVESTMENT MADE TODAY MAY DIFFER
holdings during the reporting period,        accounts for half of sales and is one      SUBSTANTIALLY FROM THE HISTORICAL
and we made only minor adjustments to        of the largest U.S. financial services     PERFORMANCES SHOWN. CALL YOUR FINANCIAL
sector weightings. We continued to           companies. Other operations include        ADVISOR FOR MORE CURRENT PERFORMANCE.
practice the fund's investment               the NBC television network.
discipline: investing in blue-chip               Pfizer's blockbuster pharmaceutical    especially as the present market
companies (companies that are well-          products include impotence treatment       downturn has proved to be more
established in their respective              Viagra, cardiovascular drug Norvasc and    persistent than many had expected.
industries) across all sectors that we       cholesterol-lowering Lipitor; its          But there are reasons for optimism.
believe have the potential for above-        consumer brands include Visine, Ben-Gay,   Inflation remains low, and the
average earnings growth. The number of       Listerine, Certs, Dentyne, Efferdent       Federal Reserve Board's rate cuts
holdings increased only slightly during      and Zantac. An aging baby boom             have signaled that it is ready to move
the period, from 74 to 75 stocks.            population promises an expanding market    aggressively to keep markets and the
   The fund benefited from broad             for pharmaceuticals that battle            economy afloat. Historically, this has
diversification and careful stock            cholesterol, impotence, cardiovascular     been a catalyst to reinvigorate the
selection. We maintained a market-           disease and other conditions that          economy.
weighted position in technology, but         affect us as we age.                          However, it usually takes six to 12
benefited because several of our tech                                                   months for such rate cuts to trickle
stocks performed better than the sector      WHAT WERE MARKET CONDITIONS LIKE AT THE    down through the economy to where they
as a whole. We benefited from careful        CLOSE OF THE REPORTING PERIOD?             make a difference to the average
selections within the industrials,           Markets remained volatile and economic     consumer. Even though there may be
(General Electric and Tyco), materials       indicators remained mixed at the close     more uncertainty in the weeks and months
(Alcoa) and energy (Halliburton and          of the reporting period. Specifically:     ahead, we believe that the markets'
Schlumberger) sectors.                       . Unemployment rose to 4.5% in June,       downturn will, like previous difficult
   In keeping with our long term               the highest level since March 1998.      declines, present significant buying
investment perspective, we remained            During the second quarter of 2001,       opportunities for the long-term investor.
committed to selected high quality             271,000 Americans lost their jobs.
health care stocks--even though they         . Nonetheless, consumer confidence         AIM V.I. Blue Chip Fund seeks to achieve
hurt fund performance during the               remained firm. In June, the two most     long-term growth of capital with a
reporting period. We believe that              widely followed barometers--the          secondary objective of current income.
firms like Pfizer and Pharmacia have           Conference Board's index of consumer     The fund seeks to meet these objectives
strong fundamentals, industry-leading          confidence and the University of         by investing in blue chip companies with
positions and long-term earnings               Michigan's index of consumer             the potential for above-average
growth potential.                              sentiment--hit their highest levels      earnings growth.
                                               of 2001.                                    The performance figures shown here,
ARE THERE A COUPLE OF STOCKS YOU             . While capital spending by corporations   which represent AIM V.I. Blue Chip Fund,
PARTICULARLY LIKE?                             remained weak, consumer spending         are not intended to reflect actual
Two of our largest holdings--General           remained strong. Sales of autos and      annuity values, and they do not reflect
                                               new and existing homes were brisk,       charges at the separate-account level,
                                               buoyed by consumer optimism and lower    and these charges would reduce the total
                                               interest rates.                          return. AIM V.I. Blue Chip Fund's
                                                 It's hard to predict with any          performance figures are historical,
                                             certainty how markets will behave in the   and they reflect fund expenses, the
                                             future,                                    reinvestment of distributions and
                                                                                        changes in net asset value. The fund's
                                                                                        investment return and principal value
                                                                                        will fluctuate, so fund shares, when
                                                                                        redeemed, may be worth more or less than
                                                                                        their original cost. Had the advisor not
                                                                                        waived fees in the past, total returns
                                                                                        would have been lower.


                            AIM V.I. BLUE CHIP FUND                       31

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                         MARKET
                                              SHARES      VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS - 90.62%

ADVERTISING - 0.53%

Interpublic Group of Companies, Inc. (The)       8,600 $   252,410
==================================================================

AEROSPACE & DEFENSE - 1.01%

United Technologies Corp.                        6,600     483,516
==================================================================

ALUMINUM - 0.58%

Alcoa Inc.                                       7,000     275,800
==================================================================

BANKS - 1.13%

Fifth Third Bancorp                              9,000     540,450
==================================================================

BIOTECHNOLOGY - 1.58%

Amgen Inc.(a)                                   12,400     752,432
==================================================================

BROADCASTING & CABLE TV - 0.64%

AT&T Corp. - Liberty Media Corp. - Class A      17,600     307,824
==================================================================

COMPUTER HARDWARE - 1.60%

International Business Machines Corp.            3,700     418,100
------------------------------------------------------------------
Sun Microsystems, Inc.(a)                       22,000     345,840
==================================================================
                                                           763,940
==================================================================

COMPUTER STORAGE & PERIPHERALS - 1.22%

EMC Corp.(a)                                    20,000     581,000
==================================================================

DATA PROCESSING SERVICES - 2.34%

First Data Corp.                                10,200     655,350
------------------------------------------------------------------
Fiserv, Inc.(a)                                  7,200     460,656
==================================================================
                                                         1,116,006
==================================================================

DIVERSIFIED FINANCIAL SERVICES - 14.01%

American Express Co.                            14,800     574,240
------------------------------------------------------------------
Citigroup Inc.                                  34,600   1,828,264
------------------------------------------------------------------
Fannie Mae                                      11,400     970,710
------------------------------------------------------------------
Freddie Mac                                     11,200     784,000
------------------------------------------------------------------
J.P. Morgan Chase & Co.                         21,700     967,820
------------------------------------------------------------------
Merrill Lynch & Co., Inc.                       11,600     687,300
------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                13,700     879,951
==================================================================
                                                         6,692,285
==================================================================

ELECTRIC UTILITIES - 1.32%

Calpine Corp.(a)                                 6,800     257,040
------------------------------------------------------------------
Duke Energy Corp.                                9,600     374,496
==================================================================
                                                           631,536
==================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.05%

Sanmina Corp.(a)                                21,500     503,315
==================================================================

FOOD DISTRIBUTORS - 0.91%

Sysco Corp.                                     16,000     434,400
==================================================================

                                                                 MARKET
                                                      SHARES      VALUE
FOOD RETAIL - 1.27%

Safeway Inc.(a)                                         12,600 $   604,800
==========================================================================

GAS UTILITIES - 0.79%

El Paso Corp.                                            7,200     378,288
==========================================================================

GENERAL MERCHANDISE STORES - 3.53%

Costco Wholesale Corp.(a)                                6,000     246,480
--------------------------------------------------------------------------
Target Corp.                                            16,000     553,600
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   18,100     883,280
==========================================================================
                                                                 1,683,360
==========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES - 0.69%

Cardinal Health, Inc.                                    4,800     331,200
==========================================================================

HEALTH CARE EQUIPMENT - 1.31%

Medtronic, Inc.                                         13,600     625,736
==========================================================================

HEALTH CARE FACILITIES - 0.76%

HCA Inc.                                                 8,000     361,520
==========================================================================

HOME IMPROVEMENT RETAIL - 2.06%

Home Depot, Inc. (The)                                  21,100     982,205
==========================================================================

HOUSEHOLD PRODUCTS - 0.86%

Colgate-Palmolive Co.                                    7,000     412,930
==========================================================================

INDUSTRIAL CONGLOMERATES - 8.03%

General Electric Co.                                    49,600   2,418,000
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                       26,000   1,417,000
==========================================================================
                                                                 3,835,000
==========================================================================

INDUSTRIAL GASES - 0.57%

Air Products & Chemicals, Inc.                           6,000     274,500
==========================================================================

INTEGRATED OIL & GAS - 3.80%

Exxon Mobil Corp.                                       18,100   1,581,035
--------------------------------------------------------------------------
Royal Dutch Petroleum Co. - ADR - New York Shares
 (Netherlands)                                           4,000     233,080
==========================================================================
                                                                 1,814,115
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES - 1.81%

BellSouth Corp.                                          5,600     225,512
--------------------------------------------------------------------------
SBC Communications Inc.                                 16,000     640,960
==========================================================================
                                                                   866,472
==========================================================================

INTERNET SOFTWARE & SERVICES - 0.47%

Check Point Software Technologies Ltd. (Israel)(a)       4,400     222,508
==========================================================================

MANAGED HEALTH CARE - 0.96%

UnitedHealth Group Inc.                                  7,400     456,950
==========================================================================

MOVIES & ENTERTAINMENT - 3.74%

AOL Time Warner Inc.(a)                                 24,400   1,293,200
--------------------------------------------------------------------------
Viacom Inc. - Class B(a)                                 9,500     491,625
==========================================================================
                                                                 1,784,825
==========================================================================

32                          AIM V.I. BLUE CHIP FUND

                                                     MARKET
                                          SHARES      VALUE
MULTI-LINE INSURANCE - 2.70%

American International Group, Inc.          15,000 $ 1,290,000
==============================================================

MULTI-UTILITIES - 1.43%

Dynegy Inc. - Class A                        6,000     279,000
--------------------------------------------------------------
Enron Corp.                                  8,200     401,800
==============================================================
                                                       680,800
==============================================================

NETWORKING EQUIPMENT - 1.87%

Cisco Systems, Inc.(a)                      49,100     893,620
==============================================================

OIL & GAS DRILLING - 0.75%

ENSCO International Inc.                     7,600     177,840
--------------------------------------------------------------
Transocean Sedco Forex Inc.                  4,400     181,500
==============================================================
                                                       359,340
==============================================================

OIL & GAS EQUIPMENT & SERVICES - 1.01%

Halliburton Co.                              7,400     263,440
--------------------------------------------------------------
Schlumberger Ltd.                            4,200     221,130
==============================================================
                                                       484,570
==============================================================

PHARMACEUTICALS - 10.87%

Allergan, Inc.                               9,400     803,700
--------------------------------------------------------------
American Home Products Corp.                10,000     584,400
--------------------------------------------------------------
Bristol-Myers Squibb Co.                     4,000     209,200
--------------------------------------------------------------
Johnson & Johnson                            7,200     360,000
--------------------------------------------------------------
Merck & Co., Inc.                            6,800     434,588
--------------------------------------------------------------
Pfizer Inc.                                 39,600   1,585,980
--------------------------------------------------------------
Pharmacia Corp.                             15,400     707,630
--------------------------------------------------------------
Schering-Plough Corp.                       14,000     507,360
==============================================================
                                                     5,192,858
==============================================================

RAILROADS - 0.41%

Canadian National Railway Co. (Canada)       4,800     194,400
==============================================================

SEMICONDUCTOR EQUIPMENT - 1.74%

Applied Materials, Inc.(a)                  10,000     491,000
--------------------------------------------------------------
KLA-Tencor Corp.(a)                          5,800     339,126
==============================================================
                                                       830,126
==============================================================

SEMICONDUCTORS - 2.45%

Analog Devices, Inc.(a)                      6,000     259,500
--------------------------------------------------------------
Intel Corp.                                 12,000     351,000
--------------------------------------------------------------
Texas Instruments Inc.                       6,600     207,900
--------------------------------------------------------------
Xilinx, Inc.(a)                              8,500     350,540
==============================================================
                                                     1,168,940
==============================================================

SOFT DRINKS - 0.41%

Coca-Cola Co. (The)                          4,400     198,000
==============================================================

SYSTEMS SOFTWARE - 5.39%

Microsoft Corp.(a)                          14,700   1,073,100
--------------------------------------------------------------
Oracle Corp.(a)                             30,300     575,700
--------------------------------------------------------------
VERITAS Software Corp.(a)                   13,900     924,767
==============================================================
                                                     2,573,567
==============================================================

                                                              MARKET
                                                   SHARES      VALUE
TELECOMMUNICATIONS EQUIPMENT - 2.19%

Comverse Technology, Inc.(a)                          7,200 $   414,864
------------------------------------------------------------------------
Nokia Oyj - ADR (Finland)                            17,300     381,292
------------------------------------------------------------------------
Nortel Networks Corp. (Canada)                       27,400     249,066
========================================================================
                                                              1,045,222
========================================================================

WIRELESS TELECOMMUNICATION SERVICES - 0.83%

Vodafone AirTouch PLC - ADR (United Kingdom)         17,700     395,595
========================================================================
  Total Common Stocks and Other Equity Interests
   (Cost $49,250,495)                                        43,276,361
========================================================================

                                                 PRINCIPAL
                                                   AMOUNT
U.S. TREASURY SECURITIES - 1.04%

U.S. Treasury Bills - 1.04%
3.44%, 09/20/01 (Cost $496,175)(b)(c)            $  500,000     496,210
========================================================================

                                                   SHARES
MONEY MARKET FUNDS - 9.14%

STIC Liquid Assets Portfolio(d)                   2,183,877   2,183,877
========================================================================
STIC Prime Portfolio(d)                           2,183,877   2,183,877
========================================================================
  Total Money Market Funds (Cost $4,367,754)                  4,367,754
========================================================================
TOTAL INVESTMENTS - 100.80%
 (COST $54,114,424)                                          48,140,325
========================================================================
OTHER ASSETS LESS LIABILITIES - (0.80%)                        (383,108)
========================================================================
NET ASSETS - 100.00%                                        $47,757,217
========================================================================

Investment Abbreviations:
ADR - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) A portion of the principal balance was pledged as collateral to cover margin requirements for open future contracts. See Note 7.
(c) U.S. Treasury bills are traded on a discount basis. The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                            AIM V.I. BLUE CHIP FUND                        33

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $54,114,424)  $48,140,325
============================================================
Receivables for:
 Variation margin                                      6,345
------------------------------------------------------------
 Fund shares sold                                    166,025
------------------------------------------------------------
 Dividends                                            25,040
------------------------------------------------------------
Investment for deferred compensation plan              7,699
============================================================
  Total assets                                    48,345,434
============================================================

LIABILITIES:

Payables for:
 Investments purchased                               504,303
------------------------------------------------------------
 Fund shares reacquired                               10,177
------------------------------------------------------------
 Deferred compensation plan                            7,699
------------------------------------------------------------
Accrued administrative services fees                  38,013
------------------------------------------------------------
Accrued operating expenses                            28,025
============================================================
  Total liabilities                                  588,217
============================================================
Net assets applicable to shares outstanding      $47,757,217
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Outstanding                                        6,127,694
============================================================
Net asset value                                  $      7.79
____________________________________________________________
============================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $883)                $   126,835
------------------------------------------------------------------------------
Dividends from affiliated money market funds                           79,180
------------------------------------------------------------------------------
Interest                                                                4,308
==============================================================================
  Total investment income                                             210,323
==============================================================================

EXPENSES:

Advisory fees                                                         140,157
------------------------------------------------------------------------------
Administrative services fees                                           65,556
------------------------------------------------------------------------------
Custodian fees                                                         18,139
------------------------------------------------------------------------------
Trustees' fees                                                          5,037
------------------------------------------------------------------------------
Other                                                                  21,933
==============================================================================
  Total expenses                                                      250,822
==============================================================================
Less: Expenses paid indirectly                                            (35)
------------------------------------------------------------------------------
  Net expenses                                                        250,787
==============================================================================
Net investment income (loss)                                          (40,464)
==============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
 AND FUTURES CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                             (1,795,375)
------------------------------------------------------------------------------
 Futures contracts                                                   (739,665)
==============================================================================
                                                                   (2,535,040)
==============================================================================

Change in net unrealized appreciation (depreciation) of:
 Investment securities                                             (4,115,556)
------------------------------------------------------------------------------
 Futures contracts                                                    799,217
==============================================================================
                                                                   (3,316,339)
==============================================================================
Net gain (loss) from investment securities and futures contracts   (5,851,379)
==============================================================================
Net increase (decrease) in net assets resulting from operations   $(5,891,843)
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

34                          AIM V.I. BLUE CHIP FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                      JUNE 30,    DECEMBER 31,
                                                        2001          2000
                                                     -----------  ------------
OPERATIONS:

 Net investment income (loss)                        $   (40,464) $     7,449
------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities
  and futures contracts                               (2,535,040)    (931,863)
------------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities and
  futures contracts                                   (3,316,339)  (1,903,560)
==============================================================================
  Net increase (decrease) in net assets resulting
   from operations                                    (5,891,843)  (2,827,974)
==============================================================================
 Distributions to shareholders from net investment
  income                                                      --       (5,295)
------------------------------------------------------------------------------
 Share transactions - net                             23,862,362   31,620,363
==============================================================================
  Net increase in net assets                          17,970,519   28,787,094
==============================================================================

NET ASSETS:

 Beginning of period                                  29,786,698      999,604
==============================================================================
 End of period                                       $47,757,217  $29,786,698
______________________________________________________________________________
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                       $56,482,713  $32,620,351
------------------------------------------------------------------------------
 Undistributed net investment income (loss)              (38,120)       2,344
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and futures contracts         (3,466,903)    (931,863)
------------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of
  investment securities and futures contracts         (5,220,473)  (1,904,134)
==============================================================================
                                                     $47,757,217  $29,786,698
______________________________________________________________________________
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Blue Chip Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. The Fund's investment objective is to achieve long-term growth of capital, with a secondary objective of current income.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                            AIM V.I. BLUE CHIP FUND                          35

    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
    The Fund has a capital loss carryforward of $427,121 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, through the year 2008.
E. Futures Contracts - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred.
   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $65,556 of which AIM retained $24,795 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $1,286 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in custodian fees of $35 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $35.

NOTE 4 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $24,300,748 and $1,716,182, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities    $ 1,332,726
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (7,384,526)
==========================================================================
Net unrealized appreciation (depreciation) of investment
 securities                                                   $(6,051,800)
__________________________________________________________________________
==========================================================================

Cost of investments for tax purposes is $54,192,125.

NOTE 7 - FUTURES CONTRACTS

On June 30, 2001, $113,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2001 were as follows:

                  NO. OF                                  MARKET          UNREALIZED
  CONTRACT       CONTRACTS       MONTH/COMMITMENT         VALUE          APPRECIATION
------------     ---------       ----------------       ----------       ------------
S&P 500 Mini         27            Sep-01/Long          $1,662,795         $753,626
=====================================================================================

36                          AIM V.I. BLUE CHIP FUND

NOTE 8 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                               JUNE 30, 2001         DECEMBER 31, 2000
                           ----------------------  ----------------------
                            SHARES      AMOUNT      SHARES      AMOUNT
                           ---------  -----------  ---------  -----------
Sold                       3,412,062  $28,176,236  3,269,461  $32,869,874
--------------------------------------------------------------------------
Issued as reinvestment of
 dividends                        --           --        556        5,295
--------------------------------------------------------------------------
Reacquired                  (528,607)  (4,313,874)  (125,779)  (1,254,806)
==========================================================================
                           2,883,455  $23,862,362  3,144,238  $31,620,363
__________________________________________________________________________
==========================================================================

NOTE 9 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                         SIX MONTHS                    DECEMBER 29, 1999
                         ENDED JUNE      YEAR ENDED     (DATE OPERATIONS
                            30,         DECEMBER 31,     COMMENCED) TO
                          2001(a)         2000(a)      DECEMBER 31, 1999
                         ----------     ------------ --------------------------
Net asset value,
 beginning of period      $  9.18         $ 10.00            $10.00
-------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income
  (loss)                    (0.01)           0.02                --
-------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both
  realized and
  unrealized)               (1.38)          (0.84)               --
===============================================================================
  Total from investment
   operations               (1.39)          (0.82)               --
===============================================================================
 Less distribution paid
  from net investment
  income                       --            0.00                --
===============================================================================
Net asset value, end of
 period                   $  7.79         $  9.18            $10.00
_______________________________________________________________________________
===============================================================================
Total return(b)            (15.14)%         (8.18)%              --
_______________________________________________________________________________
===============================================================================

Ratios/supplemental
 data:

Net assets, end of
 period (000s omitted)    $47,757         $29,787            $1,000
_______________________________________________________________________________
===============================================================================
Ratio of expenses to
 average net assets:
 With fee waivers            1.34%(c)        1.31%             1.30%(d)
===============================================================================
 Without fee waivers         1.34%(c)        2.13%            12.49%(d)
_______________________________________________________________________________
===============================================================================
Ratio of net investment
 income (loss) to
 average net assets         (0.22)%(c)       0.07%             3.07%(d)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate         5%             15%               --
_______________________________________________________________________________
===============================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $37,863,086.
(d) Annualized.

                            AIM V.I. BLUE CHIP FUND                         37


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                TRANSFER AGENT AND CUSTODIAN
Owen Daly II                                        Treasurer
Formerly Director                                                                     State Street Bank and Trust Company
Cortland Trust, Inc.                                Robert G. Alley                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    COUNSEL TO THE FUNDS
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        Foley & Lardner
Magellan Insurance Company                          Melville B. Cox                   3000 K N.W., Suite 500
                                                    Vice President                    Washington, D.C. 20007
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Kramer, Levin, Naftalis & Frankel LLP
and Chief Operating Officer                         Edgar M. Larsen                   919 Third Avenue
Mercantile-Safe Deposit & Trust Co.;                Vice President                    New York, NY 10022
and President, Mercantile Bankshares
                                                    Mary J. Benson                    DISTRIBUTOR
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               A I M Distributors, Inc.
Twenty First Century Group, Inc.;                                                     11 Greenway Plaza
Formerly Member of the U.S.                         Sheri Steward Morris              Suite 100
House of Representatives                            Assistant Vice President and      Houston, TX 77046
                                                    Assistant Treasurer
Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM V.I. CAPITAL APPRECIATION FUND

FUND CONTENDS WITH VOLATILE MARKET

MOST MAJOR STOCK-MARKET INDEXES SUFFERED    rate of only 1.3%, slightly better than        THE FUND'S PERFORMANCE IMPROVED
LOSSES DURING THE REPORTING PERIOD. HOW     growth in the fourth quarter of 2000,      SIGNIFICANTLY DURING THE LAST THREE
DID AIM V.I. CAPITAL APPRECIATION FUND      but still raising the specter that the       MONTHS OF THE REPORTING PERIOD AS
FARE?                                       economy could slip into a recession. In       INVESTORS SHIFTED THEIR FOCUS TO
The fund's performance was hurt by the      six moves during the reporting period,                          GROWTH STOCKS.
sharp market sell-off that hit growth       the Fed lowered the federal funds rate
stocks particularly hard early in the       from 6.5% to 3.75%. Markets responded      HOW WAS THE FUND STRUCTURED?
reporting period. The fund's total          tepidly to the last of these rate cuts     Our focus was on the stocks of
return was -15.73% for the six months       in late June, and they remained volatile   companies that we believe have solid
ended June 30, 2001. Over the same          as investors' concerns about the economy   long-term growth prospects and that
period, the Lipper Multi-Cap Growth         and corporate earnings growth lingered.    have the potential to emerge as
Fund Index returned -14.76% while the           For most of the period, value stocks   industry leaders. At the close of
S&P 500 returned -6.69%.                    outperformed growth stocks as investors    the reporting period, the fund had
    The fund's performance improved         sought attractively priced issues.         significant exposure to the stocks
significantly during the last three         However, beginning in April, growth        of information technology, consumer
months of the reporting period as           stocks outperformed value stocks, as the   discretionary and financial companies.
investors shifted their focus to growth     Fed's rate-cutting policy had the          The rate of corporate spending for
stocks. Total return for the three          potential to boost corporate profits.      information-technology services is
months ended June 30 was 6.87%. By          Small-cap stocks were the market           expected to increase in 2001, although
comparison, the S&P 500 returned 5.85%      leaders, posting positive returns for      at a slower pace than for the previous
while the Lipper Multi-Cap Growth Fund      the reporting period. Mid-cap stocks       two years.
Index returned 9.62% for the same           fared better than large-cap stocks.
period.
                                            PORTFOLIO COMPOSITION
WHAT WERE SOME SIGNIFICANT TRENDS
IN THE STOCK MARKET?                        As of 6/30/01, based on total net assets
Concern over declining corporate
earnings growth and a slowing economy       TOP 10 INDUSTRIES                          TOP 10 HOLDINGS
caused major stock market indexes to        -----------------------------------------  --------------------------------------------
fall during much of the reporting            1. Diversified Financial Services  14.3%   1. Microsoft Corp.                     3.8%
period. Throughout the period, a            -----------------------------------------  --------------------------------------------
long string of high-profile companies        2. Systems Software                 5.4    2. J.P. Morgan Chase & Co.             2.7
issued warnings that their earnings         -----------------------------------------  --------------------------------------------
would not meet expectations. Slowing         3. Semiconductors                   5.1    3. Fiserv, Inc.                        2.6
economic growth and rising energy and       -----------------------------------------  --------------------------------------------
labor costs undermined corporate             4. Pharmaceuticals                  4.4    4. American International Group, Inc.  2.1
profits. Global competition also reduced    -----------------------------------------  --------------------------------------------
the ability of companies to raise prices     5. Oil & Gas Drilling               3.7    5. Goldman Sachs Group, Inc. (The)     2.0
for their products and services. The        -----------------------------------------  --------------------------------------------
sell-off affected nearly all market          6. Data Processing Services         3.4    6. Omnicom Group Inc.                  1.8
sectors, with technology stocks             -----------------------------------------  --------------------------------------------
especially hard hit.                         7. Consumer Finance                 3.4    7. Morgan Stanley Dean Witter & Co.    1.7
    Early in 2001, the Federal Reserve      -----------------------------------------  --------------------------------------------
Board (the Fed) began cutting interest       8. Broadcasting & Cable TV          3.3    8. Bed Bath & Beyond Inc.              1.7
rates to stimulate economic growth. In      -----------------------------------------  --------------------------------------------
the first quarter of 2001, the nation's      9. Advertising                      3.1    9. Celestica Inc. (Canada)             1.7
gross domestic product (GDP) grew at an     -----------------------------------------  --------------------------------------------
annual                                      10. Movies & Entertainment           3.0   10. Merrill Lynch & Co., Inc.           1.7

                                            The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

                       AIM V.I. CAPITAL APPRECIATION FUND                    39


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

    Consumer-discretionary companies,         responsible for developing several      AVERAGE ANNUAL TOTAL RETURNS
which include many retailers, could           well known slogans and catch phrases.
benefit from an expected improvement        . Morgan Stanley Dean Witter is one of    As of 6/30/01
in the economy. We believe larger             the world's leading investment banks,
diversified financial services firms          offering a wide variety of services     Inception (5/5/93)  13.82%
are in a favorable position to benefit        to most classes of investors.           --------------------------
from this year's string of interest         . Bed Bath & Beyond is a leading retail   5 years              9.09
rate cuts. We have trimmed the fund's         outlet for domestic items, such as bed  --------------------------
energy holdings because of growing            linens, kitchen accessories and home    1 year             -30.63
concerns about inventory levels.              furnishings.                            --------------------------
    At the close of the reporting           . Celestica is a maker of printed circuit
period,  the fund had 108 holdings with       assemblies and other subsystems; major  Past performance cannot guarantee
most of its exposure to large- and            hardware firms such as IBM and Sun      comparable future results. DUE TO
giant-cap stocks.                             Microsystems often outsource certain    RECENT SIGNIFICANT MARKET VOLATILITY,
                                              manufacturing operations to Celestica.  RESULTS OF AN INVESTMENT MADE TODAY
WHAT WERE SOME OF THE LEADING STOCKS        . Merrill Lynch is a leading provider of  MAY DIFFER SUBSTANTIALLY FROM THE
IN THE PORTFOLIO?                             investment banking services for         HISTORICAL PERFORMANCES SHOWN. CALL
At the close of the reporting period,         individual and institutional clients.   YOUR FINANCIAL ADVISOR FOR MORE
the portfolio's top holdings included                                                 CURRENT PERFORMANCE.
many well known companies:                  WHAT WERE MARKET CONDITIONS LIKE AT THE
 . Microsoft, the world's leading            CLOSE OF THE REPORTING PERIOD?            AIM V.I. Capital Appreciation Fund
  software company, produces a variety      Although the stock market remained        seeks growth of capital. The fund
  of software and services. Despite its     volatile and economic signals were        seeks to meet its objective by investing
  recent anti-trust case, the company       mixed, there were reasons for optimism.   principally in common stocks of
  has expanded into travel services,        The Fed had trimmed 275 basis points      companies the portfolio managers believe
  interactive television and video game     (2.75%) from the federal funds rate.      are likely to benefit from new or
  consoles.                                 Historically, falling interest rates      innovative products, services or
 . J.P. Morgan Chase offers commercial,      have been a powerful catalyst for         processes as well as those that have
  consumer and investment banking           reinvigorating the economy. Late in the   experienced above-average long-term
  services to clients around the world.     reporting period, data showed a rise in   growth in earnings and have excellent
  It was created from the merger of         consumer confidence, in new home sales    growth prospects.
  investment-banking firm J.P. Morgan       and in durable goods orders accompanied       The performance figures in this
  and commercial bank Chase Manhattan.      by a decline in new unemployment benefit  report, which represent AIM V.I. Capital
 . Fiserv provides data processing and       claims. Together, these data suggested    Appreciation Fund, are not intended to
  business support services for more        that Fed action might be beginning to     reflect actual annuity values, and they
  than 10,000 financial institutions,       pull the economy out of its doldrums.     do not reflect charges at the separate-
  including banks, credit unions and        Despite volatile fuel prices, inflation   account level and these changes would
  insurance companies.                      in general remained subdued.              reduce the total return. The fund's
 . American International Group (AIG),           Moreover, the difficult market        performance figures are historical, and
  one of the world's largest insurance      conditions of the past year or so have    they reflect fund expenses, the
  companies, recently announced plans to    resulted in some of the most attractive   reinvestment of distributions and
  acquire American General, a move that     stock valuations in several years. We     changes in net asset value. The fund's
  will expand AIG's domestic positions      believe this market represented an        investment return and principal value
  in life insurance, retirement savings     excellent opportunity to buy the stocks   will fluctuate so fund shares, when
  products and consumer finance.            of solid companies with attractive        redeemed, may be worth more or less
 . Goldman Sachs is a leader in investment   earnings-growth prospects at reduced      than their original cost.
  banking with more than 40 offices         prices.                                       Investing in small and mid-sized
  worldwide.                                                                          companies may involve greater risk and
 . Omnicom Group is the world's second                                                 potential reward than investing in more
  largest advertising conglomerate and is                                             established companies. Also, small
                                                                                      companies may have business risk,
                                                                                      significant stock-price fluctuations
                                                                                      and illiquidity.
                                                                                          The unmanaged Lipper Multi-Cap
                                                                                      Growth Fund Index represents an average
                                                                                      of the performance of the 30 largest
                                                                                      multi-cap growth funds tracked by
                                                                                      Lipper, Inc., an  independent mutual
                                                                                      fund performance monitor.
                                                                                          The unmanaged Standard & Poor's
                                                                                      Composite Index of 500 Stocks (the S&P
                                                                                      500) is an index of common stocks
                                                                                      frequently used as a general measure of
                                                                                      U.S. stock market performance.
                                                                                          An investment cannot be made in an
                                                                                      index. Unless  otherwise indicated,
                                                                                      index results include reinvested
                                                                                      dividends, and they do not reflect sales
                                                                                      charges or fund expenses.

40                     AIM V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                           MARKET
                                              SHARES       VALUE
COMMON STOCKS AND OTHER EQUITY INTERESTS - 94.73%

ADVERTISING - 3.10%

Lamar Advertising Co.(a)                       394,100 $   17,340,400
---------------------------------------------------------------------
Omnicom Group Inc.                             265,500     22,833,000
=====================================================================
                                                           40,173,400
=====================================================================

AEROSPACE & DEFENSE - 2.82%

Boeing Co. (The)                               218,900     12,170,840
---------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)            80,000      6,104,000
---------------------------------------------------------------------
Lockheed Martin Corp.                          175,100      6,487,455
---------------------------------------------------------------------
Northrop Grumman Corp.                          65,700      5,262,570
---------------------------------------------------------------------
United Technologies Corp.                       87,600      6,417,576
=====================================================================
                                                           36,442,441
=====================================================================

APPAREL RETAIL - 2.66%

Gap, Inc. (The)                                490,400     14,221,600
---------------------------------------------------------------------
Talbots, Inc. (The)                            133,400      5,836,250
---------------------------------------------------------------------
TJX Cos., Inc. (The)                           450,800     14,366,996
=====================================================================
                                                           34,424,846
=====================================================================

APPLICATION SOFTWARE - 2.86%

Cadence Design Systems, Inc.(a)                134,200      2,500,146
---------------------------------------------------------------------
Citrix Systems, Inc.(a)                        262,700      9,168,230
---------------------------------------------------------------------
Electronic Arts Inc.(a)                        132,000      7,642,800
---------------------------------------------------------------------
Intuit Inc.(a)                                 442,000     17,675,580
=====================================================================
                                                           36,986,756
=====================================================================

BROADCASTING & CABLE TV - 3.27%

Comcast Corp. - Class A(a)                     357,000     15,493,800
---------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                 507,900     14,571,651
---------------------------------------------------------------------
Univision Communications Inc. - Class A(a)     284,900     12,188,022
=====================================================================
                                                           42,253,473
=====================================================================

CASINOS & GAMING - 0.61%

MGM Mirage Inc.(a)                             262,700      7,870,492
=====================================================================

COMPUTER & ELECTRONICS RETAIL - 0.55%

CDW Computer Centers, Inc.(a)                  177,700      7,056,467
=====================================================================

COMPUTER HARDWARE - 2.26%

Apple Computer, Inc.(a)                        218,900      5,089,425
---------------------------------------------------------------------
Dell Computer Corp.(a)                         350,300      9,090,285
---------------------------------------------------------------------
International Business Machines Corp.          133,200     15,051,600
=====================================================================
                                                           29,231,310
=====================================================================

CONSUMER FINANCE - 3.43%

Capital One Financial Corp.                    209,800     12,588,000
---------------------------------------------------------------------
Countrywide Credit Industries, Inc.            262,700     12,052,676
---------------------------------------------------------------------
MBNA Corp.                                     283,200      9,331,440
---------------------------------------------------------------------
Providian Financial Corp.                      176,000     10,419,200
=====================================================================
                                                           44,391,316
=====================================================================

                                                            MARKET
                                               SHARES       VALUE
DATA PROCESSING SERVICES - 3.44%

DST Systems, Inc.(a)                             54,700 $    2,882,690
----------------------------------------------------------------------
Fiserv, Inc.(a)                                 525,475     33,619,890
----------------------------------------------------------------------
Paychex, Inc.                                   199,518      7,980,720
======================================================================
                                                            44,483,300
======================================================================

DEPARTMENT STORES - 1.48%

Kohl's Corp.(a)                                 305,500     19,164,015
======================================================================

DERIVATIVES - 0.95%

Nasdaq-100 Index Tracking Stock(a)              266,500     12,243,010
======================================================================

DIVERSIFIED FINANCIAL SERVICES - 14.33%

American Express Co.                            411,600     15,970,080
----------------------------------------------------------------------
Citigroup Inc.                                  354,700     18,742,348
----------------------------------------------------------------------
Fannie Mae                                       65,700      5,594,355
----------------------------------------------------------------------
Freddie Mac                                     184,400     12,908,000
----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                 297,700     25,542,660
----------------------------------------------------------------------
J.P. Morgan Chase & Co.                         795,800     35,492,680
----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                       360,800     21,377,400
----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                350,300     22,499,769
----------------------------------------------------------------------
Schwab (Charles) Corp. (The)                    569,200      8,708,760
----------------------------------------------------------------------
State Street Corp.                              197,000      9,749,530
----------------------------------------------------------------------
Stilwell Financial, Inc.                        262,700      8,816,212
======================================================================
                                                           185,401,794
======================================================================

DRUG RETAIL - 0.28%

Walgreen Co.                                    107,900      3,684,785
======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.63%

Celestica Inc. (Canada)(a)                      424,100     21,841,150
----------------------------------------------------------------------
Sanmina Corp.(a)                                175,100      4,099,091
----------------------------------------------------------------------
Tektronix, Inc.(a)                              230,000      6,244,500
----------------------------------------------------------------------
Waters Corp.(a)                                  65,700      1,813,977
======================================================================
                                                            33,998,718
======================================================================

FOOD RETAIL - 0.83%

Safeway Inc.(a)                                 225,000     10,800,000
======================================================================

FOOTWEAR - 0.58%

NIKE, Inc. - Class B                            178,300      7,486,817
======================================================================

GENERAL MERCHANDISE STORES - 0.44%

Family Dollar Stores, Inc.                      224,300      5,748,809
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES - 0.33%

Cardinal Health, Inc.                            62,400      4,305,600
======================================================================

HEALTH CARE EQUIPMENT - 1.91%

Biomet, Inc.                                    262,250     12,603,735
----------------------------------------------------------------------
Medtronic, Inc.                                 262,700     12,086,827
======================================================================
                                                            24,690,562
======================================================================

                       AIM V.I. CAPITAL APPRECIATION FUND           41

                                                                   MARKET
                                                      SHARES       VALUE
HEALTH CARE FACILITIES - 2.31%

HCA Inc.                                               176,600 $    7,980,554
-----------------------------------------------------------------------------
Health Management Associates, Inc. - Class A(a)        713,200     15,005,728
-----------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                              133,000      6,861,470
=============================================================================
                                                                   29,847,752
=============================================================================

HOME IMPROVEMENT RETAIL - 2.11%

Home Depot, Inc. (The)                                 176,900      8,234,695
-----------------------------------------------------------------------------
Lowe's Cos., Inc.                                      262,700     19,058,885
=============================================================================
                                                                   27,293,580
=============================================================================

INDUSTRIAL MACHINERY - 0.76%

Danaher Corp.                                          175,100      9,805,600
=============================================================================

INTERNET SOFTWARE & SERVICES - 1.41%

Check Point Software Technologies Ltd. (Israel)(a)     174,450      8,821,936
-----------------------------------------------------------------------------
VeriSign, Inc.(a)                                      156,600      9,397,566
=============================================================================
                                                                   18,219,502
=============================================================================

IT CONSULTING & SERVICES - 2.54%

Electronic Data Systems Corp.                          268,400     16,775,000
-----------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                           361,200     10,839,612
-----------------------------------------------------------------------------
Unisys Corp.(a)                                        352,900      5,191,159
=============================================================================
                                                                   32,805,771
=============================================================================

LIFE & HEALTH INSURANCE - 0.94%

AFLAC, Inc.                                            385,000     12,123,650
=============================================================================

MANAGED HEALTH CARE - 1.38%

UnitedHealth Group Inc.                                 87,600      5,409,300
-----------------------------------------------------------------------------
Wellpoint Health Networks Inc.(a)                      131,400     12,383,136
=============================================================================
                                                                   17,792,436
=============================================================================

MOTORCYCLE MANUFACTURERS - 1.27%

Harley-Davidson, Inc.                                  350,000     16,478,000
=============================================================================

MOVIES & ENTERTAINMENT - 3.02%

AOL Time Warner Inc.(a)                                355,200     18,825,600
-----------------------------------------------------------------------------
Viacom Inc. - Class B(a)                               245,100     12,683,925
-----------------------------------------------------------------------------
Walt Disney Co. (The)                                  262,700      7,589,403
=============================================================================
                                                                   39,098,928
=============================================================================

MULTI-LINE INSURANCE - 2.08%

American International Group, Inc.                     312,700     26,892,200
=============================================================================

MULTI-UTILITIES - 1.26%

Dynegy Inc. - Class A                                  166,000      7,719,000
-----------------------------------------------------------------------------
Enron Corp.                                            175,100      8,579,900
=============================================================================
                                                                   16,298,900
=============================================================================

NETWORKING EQUIPMENT - 1.44%

Cisco Systems, Inc.(a)                                 892,200     16,238,040
-----------------------------------------------------------------------------
McDATA Corp. - Class A(a)                              137,010      2,404,526
=============================================================================
                                                                   18,642,566
=============================================================================

                                                          MARKET
                                             SHARES       VALUE
OIL & GAS DRILLING - 3.74%

Cooper Cameron Corp.(a)                        95,165 $    5,310,207
--------------------------------------------------------------------
ENSCO International Inc.                      311,000      7,277,400
--------------------------------------------------------------------
Nabors Industries, Inc.(a)                    264,400      9,835,680
--------------------------------------------------------------------
Noble Drilling Corp.(a)                       260,000      8,515,000
--------------------------------------------------------------------
Rowan Cos., Inc.(a)                           317,200      7,010,120
--------------------------------------------------------------------
Santa Fe International Corp.                  194,100      5,628,900
--------------------------------------------------------------------
Transocean Sedco Forex Inc.                   117,150      4,832,438
====================================================================
                                                          48,409,745
====================================================================

OIL & GAS EQUIPMENT & SERVICES - 1.52%

BJ Services Co.(a)                            175,200      4,972,176
--------------------------------------------------------------------
Smith International, Inc.(a)                   97,700      5,852,230
--------------------------------------------------------------------
Weatherford International, Inc.(a)            183,900      8,827,200
====================================================================
                                                          19,651,606
====================================================================

PHARMACEUTICALS - 4.41%

Elan Corp. PLC - ADR (Ireland)(a)             223,200     13,615,200
--------------------------------------------------------------------
Forest Laboratories, Inc.(a)                  180,000     12,780,000
--------------------------------------------------------------------
Medicis Pharmaceutical Corp. - Class A(a)     181,000      9,593,000
--------------------------------------------------------------------
Pfizer Inc.                                   525,400     21,042,270
====================================================================
                                                          57,030,470
====================================================================

RESTAURANTS - 0.52%

Brinker International, Inc.(a)                262,700      6,790,795
====================================================================

SEMICONDUCTORS - 5.10%

Advanced Micro Devices, Inc.(a)               175,100      5,056,888
--------------------------------------------------------------------
Analog Devices, Inc.(a)                       407,900     17,641,675
--------------------------------------------------------------------
Intel Corp.                                   218,900      6,402,825
--------------------------------------------------------------------
Linear Technology Corp.                       133,000      5,881,260
--------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)            134,300      5,937,403
--------------------------------------------------------------------
Microchip Technology Inc.(a)                  371,950     12,434,289
--------------------------------------------------------------------
Micron Technology, Inc.(a)                    306,500     12,597,150
====================================================================
                                                          65,951,490
====================================================================

SPECIALTY STORES - 2.49%

Bed Bath & Beyond Inc.(a)                     701,500     21,886,800
--------------------------------------------------------------------
Tiffany & Co.                                 109,500      3,966,090
--------------------------------------------------------------------
Toys "R" Us, Inc.(a)                          258,500      6,397,875
====================================================================
                                                          32,250,765
====================================================================

SYSTEMS SOFTWARE - 5.44%

BMC Software, Inc.(a)                         437,900      9,870,266
--------------------------------------------------------------------
Microsoft Corp.(a)                            668,300     48,785,900
--------------------------------------------------------------------
VERITAS Software Corp.(a)                     176,000     11,709,280
====================================================================
                                                          70,365,446
====================================================================

42                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                MARKET
                                                   SHARES       VALUE
TELECOMMUNICATIONS EQUIPMENT - 2.23%

ADC Telecommunications, Inc.(a)                     350,300 $    2,311,980
---------------------------------------------------------------------------
Comverse Technology, Inc.(a)                         66,400      3,825,968
---------------------------------------------------------------------------
Nokia Oyi - ADR (Finland)                           707,200     15,586,688
---------------------------------------------------------------------------
Scientific-Atlanta, Inc.                            177,100      7,190,260
===========================================================================
                                                                28,914,896
===========================================================================
  Total Common Stocks and Other Equity Interests
   (Cost $1,132,183,463)                                     1,225,502,009
===========================================================================

MONEY MARKET FUNDS - 5.42%

STIC Liquid Assets Portfolio(b)                  35,088,125     35,088,125
===========================================================================
STIC Prime Portfolio(b)                          35,088,125     35,088,125
===========================================================================
  Total Money Market Funds
   (Cost $70,176,250)                                           70,176,250
===========================================================================
TOTAL INVESTMENTS - 100.15%
 (COST $1,202,359,713)                                       1,295,678,259
===========================================================================
OTHER ASSETS LESS LIABILITIES - (0.15%)                         (1,955,909)
===========================================================================
NET ASSETS - 100.00%                                        $1,293,722,350
===========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.


See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND                   43

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $1,202,359,713)  $1,295,678,259
==================================================================
Receivables for:
 Fund shares sold                                          524,636
------------------------------------------------------------------
 Dividends and interest                                    403,000
------------------------------------------------------------------
Investment for deferred compensation plan                   48,059
==================================================================
  Total assets                                       1,296,653,954
==================================================================

LIABILITIES:

Payables for:
 Fund shares reacquired                                    887,085
------------------------------------------------------------------
 Deferred compensation plan                                 48,059
------------------------------------------------------------------
Accrued administrative services fees                     1,907,906
------------------------------------------------------------------
Accrued operating expenses                                  88,554
==================================================================
  Total liabilities                                      2,931,604
==================================================================
Net assets applicable to shares outstanding         $1,293,722,350
__________________________________________________________________
==================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:
Outstanding                                             49,774,877
==================================================================
Net asset value                                     $        25.99
__________________________________________________________________
==================================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends                                                       $   2,316,714
------------------------------------------------------------------------------
Dividends from affiliated money market funds                        2,266,248
------------------------------------------------------------------------------
Interest                                                               10,882
==============================================================================
  Total investment income                                           4,593,844
==============================================================================

EXPENSES:

Advisory fees                                                       4,099,335
------------------------------------------------------------------------------
Administrative services fees                                        1,331,101
------------------------------------------------------------------------------
Custodian fees                                                         78,629
------------------------------------------------------------------------------
Trustees' fees                                                          5,474
------------------------------------------------------------------------------
Other                                                                 153,545
==============================================================================
  Total expenses                                                    5,668,084
==============================================================================
Less: Expenses paid indirectly                                         (2,284)
------------------------------------------------------------------------------
  Net expenses                                                      5,665,800
==============================================================================
Net investment income (loss)                                       (1,071,956)
==============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                           (120,345,930)
------------------------------------------------------------------------------
 Option contracts written                                             582,457
==============================================================================
                                                                (119,763,473)
==============================================================================
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                           (120,864,729)
------------------------------------------------------------------------------
 Foreign currencies                                                       (38)
==============================================================================
                                                                (120,864,767)
==============================================================================
Net gain (loss) from investment securities, foreign currencies
 and option contracts                                            (240,628,240)
==============================================================================
Net increase (decrease) in net assets resulting from
 operations                                                     $(241,700,196)
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

44                     AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                JUNE 30,       DECEMBER 31,
                                                  2001             2000
                                             ---------------  --------------
OPERATIONS:

 Net investment income (loss)                $    (1,071,956) $   (2,573,770)
-----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities and option contracts               (119,763,473)     58,471,948
-----------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities,
  foreign currencies and option contracts       (120,864,767)   (276,571,433)
=============================================================================
  Net increase (decrease) in net assets
   resulting from operations                    (241,700,196)   (220,673,255)
=============================================================================
 Distributions to shareholders from net
  realized gains                                          --     (41,744,897)
-----------------------------------------------------------------------------
 Share transactions - net                          1,213,845     665,409,393
=============================================================================
  Net increase (decrease) in net assets         (240,486,351)    402,991,241
=============================================================================

NET ASSETS:

 Beginning of period                           1,534,208,701   1,131,217,460
=============================================================================
 End of period                               $ 1,293,722,350  $1,534,208,701
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest               $ 1,264,109,859  $1,262,896,014
-----------------------------------------------------------------------------
 Undistributed net investment income (loss)       (1,136,044)        (64,088)
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and option contracts     (62,569,903)     57,193,570
-----------------------------------------------------------------------------
 Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                       93,318,438     214,183,205
=============================================================================
                                             $ 1,293,722,350  $1,534,208,701
_____________________________________________________________________________
=============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Appreciation Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective July 16, 2001, the Fund will offer two classes of shares, Series I and Series II. The Fund's investment objective is growth of capital.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are

                       AIM V.I. CAPITAL APPRECIATION FUND                   45
   determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Covered Call Options - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
F. Put Options - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $1,331,101 of which AIM retained $62,337 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $2,022 services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in custodian fees of $2,284 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2,284.

NOTE 4 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $495,738,685 and $406,392,582, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities    $ 195,243,081
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (103,672,921)
============================================================================
Net unrealized appreciation of investment securities          $  91,570,160
____________________________________________________________________________
============================================================================

Cost of investments for tax purposes is $1,204,108,099.

NOTE 7 - CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2001 are summarized as follows:

                       CALL OPTION
                        CONTRACTS
                   -------------------
                   NUMBER OF PREMIUMS
                   CONTRACTS RECEIVED
                   --------- ---------
Beginning of year       --   $      --
---------------------------------------
Written              1,306     582,457
---------------------------------------
Expired             (1,306)   (582,457)
=======================================
End of year             --   $      --
_______________________________________
=======================================

46                    AIM V.I. CAPITAL APPRECIATION FUND

NOTE 8 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                JUNE 30, 2001           DECEMBER 31, 2000
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                        5,987,895  $166,243,603  20,934,800  $781,849,779
------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                         --            --   1,298,442    41,744,897
------------------------------------------------------------------------------
Reacquired                 (5,960,898) (165,029,758) (4,279,024) (158,185,283)
==============================================================================
                               26,997  $  1,213,845  17,954,218  $665,409,393
______________________________________________________________________________
==============================================================================

NOTE 9 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                         SIX MONTHS
                           ENDED                     YEAR ENDED DECEMBER 31,
                          JUNE 30,       ------------------------------------------------------
                            2001            2000         1999        1998      1997      1996
                         ----------      ----------   ----------   --------  --------  --------
Net asset value,
 beginning of period     $    30.84      $    35.58   $    25.20   $  21.75  $  19.43  $  16.55
------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income
  (loss)                      (0.02)          (0.05)       (0.02)      0.02      0.03      0.02
------------------------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both
  realized and
  unrealized)                 (4.83)          (3.79)       11.17       4.12      2.58      2.89
================================================================================================
  Total from investment
   operations                 (4.85)          (3.84)       11.15       4.14      2.61      2.91
================================================================================================
Less distributions:
 Dividends from net
  investment income              --              --        (0.02)     (0.04)    (0.02)    (0.03)
------------------------------------------------------------------------------------------------
 Distributions from net
  realized gains                 --           (0.90)       (0.75)     (0.65)    (0.27)       --
================================================================================================
  Total distributions            --           (0.90)       (0.77)     (0.69)    (0.29)    (0.03)
================================================================================================
Net asset value, end of
 period                  $    25.99      $    30.84   $    35.58   $  25.20  $  21.75  $  19.43
________________________________________________________________________________________________
================================================================================================
Total return(a)              (15.73)%        (10.91)%      44.61%     19.30%    13.51%    17.58%
________________________________________________________________________________________________
================================================================================================

Ratios/supplemental data:

Net assets, end of
 period (000s omitted)   $1,293,722      $1,534,209   $1,131,217   $647,248  $522,642  $370,063
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to
 average net assets            0.84%(b)        0.82%        0.73%      0.67%     0.68%     0.73%
________________________________________________________________________________________________
================================================================================================
Ratio of net investment
 income (loss) to
 average net assets           (0.16)%(b)      (0.17)%      (0.06)%     0.11%     0.18%     0.18%
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate          32%             98%          65%        83%       65%       59%
________________________________________________________________________________________________
================================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(b) Ratios are annualized and based on average daily net assets of $1,354,336,643.

                      AIM V.I. CAPITAL APPRECIATION FUND                   47


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                TRANSFER AGENT AND CUSTODIAN
Owen Daly II                                        Treasurer
Formerly Director                                                                     State Street Bank and Trust Company
Cortland Trust, Inc.                                Robert G. Alley                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    COUNSEL TO THE FUNDS
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        Foley & Lardner
Magellan Insurance Company                          Melville B. Cox                   3000 K N.W., Suite 500
                                                    Vice President                    Washington, D.C. 20007
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Kramer, Levin, Naftalis & Frankel LLP
and Chief Operating Officer                         Edgar M. Larsen                   919 Third Avenue
Mercantile-Safe Deposit & Trust Co.;                Vice President                    New York, NY 10022
and President, Mercantile Bankshares
                                                    Mary J. Benson                    DISTRIBUTOR
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               A I M Distributors, Inc.
Twenty First Century Group, Inc.;                                                     11 Greenway Plaza
Formerly Member of the U.S.                         Sheri Steward Morris              Suite 100
House of Representatives                            Assistant Vice President and      Houston, TX 77046
                                                    Assistant Treasurer
Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM V.I. CAPITAL DEVELOPMENT FUND

FUND WEATHERS DIFFICULT MARKET ENVIRONMENT

MARKETS WERE EXTREMELY VOLATILE DURING THE     WE BELIEVE THAT OVER THE LONG TERM THE      of companies to raise prices for their
REPORTING PERIOD. HOW DID AIM V.I. CAPITAL       MARKET WILL REWARD THOSE STOCKS THAT      products and services. The sell-off
DEVELOPMENT FUND PERFORM?                         DELIVER CONSISTENT EARNINGS GROWTH.      affected nearly all market sectors,
The fund's emphasis on reasonably priced                                                   with technology stocks especially
growth stocks helped cushion it during a       WHAT WERE SOME SIGNIFICANT TRENDS           hard hit.
difficult market environment. The fund's       IN THE STOCK MARKET?                           Early in 2001, the Federal Reserve
total return was -1.16% for the six            Concern over declining corporate            Board (the Fed) began cutting interest
months ended June 30, 2001. Over the           earnings growth and a slowing economy       rates to stimulate economic growth. In
same period, the Lipper Mid-Cap Growth         caused major stock market indexes to        the first quarter of 2001, the nation's
Fund Index returned -12.46%.                   fall during much of the reporting           gross domestic product (GDP) grew at an
   The fund's performance improved             period. Throughout the period, a long       annual rate of only 1.3%, slightly
dramatically during the last three months      string of high-profile companies issued     better than growth in the fourth
of the reporting period as investors           warnings that their earnings would not      quarter of 2000, but still raising the
shifted their focus from value stocks to       meet expectations. Slowing economic         specter that the economy could slip
growth stocks. Total return for the three      growth and rising energy and labor costs    into a recession.  In six moves during
months ended June 30 was 13.13%. That was       undermined corporate profits. Global       the reporting period, the Fed lowered
comparable to the 13.67% return for the        competition also reduced the ability        the federal funds rate from 6.5% to
Lipper Mid-Cap Growth Fund Index for the                                                   3.75%. Markets responded tepidly to the
three-month period.                                                                        last of these rate cuts in late June,
                                                                                           and they remained volatile as
PORTFOLIO COMPOSITION                                                                      investors' concerns about the economy
                                                                                           and corporate earnings growth lingered.
As of 6/30/01, based on total net assets                                                      For most of the period, value stocks
                                                                                           outperformed growth stocks as investors
TOP 10 EQUITY HOLDINGS                        TOP 10 INDUSTRIES                            sought attractively priced issues.
--------------------------------------------- -------------------------------------------- However, beginning in April, growth
 1. American Capital Strategies, Ltd.    1.5%  1. Diversified Financial Services      8.4% stocks outperformed value stocks, as
--------------------------------------------- -------------------------------------------- the Fed's rate-cutting policy had the
 2. Intuit Inc.                          1.3   2. Application Software                5.0  potential to boost corporate profits.
--------------------------------------------- -------------------------------------------- Small-cap stocks were the market
 3. Broadwing Inc.                       1.2   3. Broadcasting & Cable TV             4.5  leaders, posting positive returns for
--------------------------------------------- -------------------------------------------- the reporting period. Mid-cap stocks
 4. Microchip Technology Inc.            1.2   4. Electronic Equipment & Instruments  4.5  fared better than large-cap stocks,
--------------------------------------------- -------------------------------------------- but both recorded negative returns
 5. Lincare Holdings Inc.                1.2   5. Pharmaceuticals                     3.8  for the six months ended June 30.
--------------------------------------------- --------------------------------------------
 6. Laboratory Corp. of America Holdings 1.1   6. Banks                               3.7  HOW WAS THE FUND'S PORTFOLIO STRUCTURED?
--------------------------------------------- -------------------------------------------- At the close of the reporting period,
 7. AmeriCredit Corp.                    1.1   7. Health Care Distributors & Services 3.6  the fund had significant exposure to the
--------------------------------------------- -------------------------------------------- information-technology, consumer-
 8. Biovail Corp. (Canada)               1.1   8. Semiconductors                      3.5  discretionary and financial sectors.
--------------------------------------------- -------------------------------------------- The fund's consumer-discretionary
 9. Apple Computer, Inc.                 1.1   9. Diversified Commercial Services     3.5  holdings performed particularly well.
--------------------------------------------- -------------------------------------------- This sector, which includes many
10. Compass Bancshares, Inc.             1.1  10. Specialty Stores                    3.2  retailers, benefited from consumer
                                                                                           steady despite a slowing economy.
The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.

                       AIM V.I. CAPITAL DEVELOPMENT FUND                     49


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

HOWEVER, BEGINNING IN APRIL, GROWTH STOCKS     . Laboratory Corporation of America      AVERAGE ANNUAL TOTAL RETURNS
   OUTPERFORMED VALUE STOCKS, AS THE FED'S       Holdings is one of the world's
  RATE-CUTTING POLICY HAD THE POTENTIAL TO       leading providers of clinical          As of 6/30/01
                  BOOST CORPORATE PROFITS.       laboratory services.                   --------------------------
                                               . AmeriCredit makes loans through        Inception (5/01/98)  8.37%
   The fund benefited from its investment        automobile dealerships to purchasers   --------------------------
in electronics retailer Best Buy, whose          of late-model and new automobiles.     1 year              -3.31
stock appreciated dramatically during the      . Biovail makes time-released drug       --------------------------
reporting period. Within the consumer-           delivery systems for use in
discretionary sector, the fund also              conjunction with medications for       Past performance cannot guarantee
focused on radio broadcasting and cable          hypertension, asthma and other         comparable future results. DUE TO
television companies. Customers tend to          conditions.                            RECENT SIGNIFICANT MARKET
retain their cable television services         . Apple Computer is a leading            VOLATILITY, RESULTS OF AN INVESTMENT
even when there is an economic slowdown.         manufacturer of desktop and laptop     MADE TODAY MAY DIFFER SUBSTANTIALLY
   Information technology stocks could           computers.                             FROM THE HISTORICAL PERFORMANCES
benefit from corporate spending for            . Compass Bancshares offers retail       SHOWN. CALL YOUR FINANCIAL ADVISOR
information technology services, which           banking services at more than 300      FOR MORE CURRENT PERFORMANCE.
is expected to increase in 2001,                 branch offices in the southern
although at a slower pace than for the           United States.                         AIM V.I. Capital Development Fund
previous two years. Financial-company                                                   seeks long-term growth of capital.
stocks could get a boost from falling          WHAT WERE MARKET CONDITIONS LIKE AT      The fund seeks to meet its
interest rates.                                THE CLOSE OF THE REPORTING PERIOD?       objective by investing in securities,
   At the close of the reporting               The stock market remained volatile and   including common stocks, convertible
period, the fund had 124 holdings,             economic signals were mixed. The Fed had securities and bonds, of small and
with mid- and small-cap stocks making          trimmed 275 basis points (2.75%) from    medium-sized companies. The
up the majority of the portfolio.              the federal funds rate. Historically,    performance figures in this report,
                                               falling interest rates have been a       which represent AIM V.I. Capital
WHAT WERE SOME OF THE FUND'S TOP               catalyst for reinvigorating the economy. Development Fund, are not intended to
HOLDINGS AS OF JUNE 30?                        Moreover, mid- and small-cap stocks in   reflect actual annuity values, and
 . American Capital Strategies invests          particular have historically benefited   they do not reflect charges at the
  in and provides financial advice to          from interest rate cuts.                 separate-account level, and these
  medium-sized companies                          Late in the reporting period, data    charges would reduce the total return.
 . Intuit offers financial services             showed rises in consumer confidence, new The fund's performance figures are
  through its software and over the            home sales and durable goods orders and  historical, and they reflect fund
  Internet.                                    a decline in new unemployment benefit    expenses, the reinvestment of
 . Broadwing is a leading provider of           claims. Although these trends suggested  distributions and changes in net asset
  telecommunications services.                 that Fed action might be beginning to    value. The fund's investment return
 . Microchip Technology makes embedded          pull the economy out of its doldrums,    and principal value will fluctuate so
  control devices for the automotive,          economic growth was still weak. Despite  fund shares, when redeemed, may be worth
  communications and office-automation         volatile fuel prices, inflation in       more or less than their original cost.
  markets.                                     general remained subdued.                   Investing in micro, small and
 . Lincare Holdings is one of the                  The difficult market conditions of    mid-sized companies may involve risks
  leading U.S. suppliers of oxygen and         the past year or so have resulted in     not associated with investing in more
  other respiratory therapy services           some of the most attractive stock        established companies. Also, micro and
  for in-home patients.                        valuations in several years. We believe  small companies may have business risk,
                                               this market represents an excellent      significant stock-price fluctuations
                                               opportunity to buy the stocks of solid   and illiquidity.
                                               companies at reduced prices.                The fund participates in the Initial
                                                                                        Public Offering (IPO) market, and a
                                                                                        significant portion of its returns is
                                                                                        attributable to its investment in IPOs,
                                                                                        which had a magnified impact when the
                                                                                        fund's asset base was relatively small.
                                                                                        There is no guarantee that, with a
                                                                                        larger asset base, the fund will continue
                                                                                        to experience substantially similar
                                                                                        performance by investing in IPOs.
                                                                                           The unmanaged Lipper Mid-Cap Growth
                                                                                        Fund Index represents an average of the
                                                                                        performance of the 30 largest mid-
                                                                                        capitalization growth funds tracked by
                                                                                        Lipper, Inc., an independent mutual
                                                                                        fund performance monitor.
                                                                                           An investment cannot be made in an
                                                                                        index. Unless otherwise indicated,
                                                                                        index results include reinvested
                                                                                        dividends, and they do not reflect
                                                                                        sales charges or fund expenses.

50                     AIM V.I. CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                           MARKET
                                              SHARES       VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS - 94.77%

ADVERTISING - 1.06%

Lamar Advertising Co.(a)                        22,650 $      996,600
=====================================================================

AEROSPACE & DEFENSE - 1.63%

Aeroflex Inc.(a)                                26,100        274,050
---------------------------------------------------------------------
Goodrich Corp.                                  11,700        444,366
---------------------------------------------------------------------
Raytheon Co.                                    30,700        815,085
=====================================================================
                                                            1,533,501
=====================================================================

AIRLINES - 0.79%

Continental Airlines, Inc. - Class B(a)         15,200        748,600
=====================================================================

APPAREL RETAIL - 1.54%

Abercrombie & Fitch Co. - Class A(a)            21,900        974,550
---------------------------------------------------------------------
Too Inc.(a)                                     17,500        479,500
=====================================================================
                                                            1,454,050
=====================================================================

APPLICATION SOFTWARE - 4.94%

Cadence Design Systems, Inc.(a)                 41,400        771,282
---------------------------------------------------------------------
Intuit Inc.(a)                                  29,500      1,179,705
---------------------------------------------------------------------
Peregrine Systems, Inc.(a)                      35,300      1,023,700
---------------------------------------------------------------------
Rational Software Corp.(a)                      26,200        734,910
---------------------------------------------------------------------
Secure Computing Corp.(a)                       30,900        485,439
---------------------------------------------------------------------
Verity, Inc.(a)                                 23,300        464,835
=====================================================================
                                                            4,659,871
=====================================================================

AUTO PARTS & EQUIPMENT - 0.75%

Lear Corp.(a)                                   20,200        704,980
=====================================================================

BANKS - 3.68%

Compass Bancshares, Inc.                        39,600      1,049,400
---------------------------------------------------------------------
Golden State Bancorp Inc.                       33,500      1,031,800
---------------------------------------------------------------------
Hibernia Corp. - Class A                        32,000        569,600
---------------------------------------------------------------------
Zions Bancorp.                                  13,900        820,100
=====================================================================
                                                            3,470,900
=====================================================================

BROADCASTING & CABLE TV - 4.49%

Adelphia Communications Corp. - Class A(a)      23,200        951,200
---------------------------------------------------------------------
Charter Communications, Inc. - Class A(a)       16,800        392,280
---------------------------------------------------------------------
Cox Radio, Inc. - Class A(a)                    21,700        604,345
---------------------------------------------------------------------
Entercom Communications Corp.(a)                 7,000        375,270
---------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                  31,500        903,735
---------------------------------------------------------------------
Mediacom Communications Corp.(a)                57,000      1,006,620
=====================================================================
                                                            4,233,450
=====================================================================

BUILDING PRODUCTS - 0.96%

American Standard Cos. Inc.(a)                  15,100        907,510
=====================================================================

                                                                MARKET
                                                   SHARES       VALUE
CASINOS & GAMING - 0.95%

Harrah's Entertainment, Inc.(a)                      25,300 $      893,090
==========================================================================

CATALOG RETAIL - 1.01%

Insight Enterprises, Inc.(a)                         38,912        953,344
==========================================================================

COMPUTER & ELECTRONICS RETAIL - 1.09%

Best Buy Co., Inc.(a)                                16,200      1,029,024
==========================================================================

COMPUTER HARDWARE - 1.12%

Apple Computer, Inc.(a)                              45,400      1,055,550
==========================================================================

COMPUTER STORAGE & PERIPHERALS - 0.79%

Electronics for Imaging, Inc.(a)                     25,300        746,350
==========================================================================

CONSUMER FINANCE - 2.68%

AmeriCredit Corp.(a)                                 20,400      1,059,780
--------------------------------------------------------------------------
Capital One Financial Corp.                           8,100        486,000
--------------------------------------------------------------------------
Metris Companies Inc.                                29,200        984,332
==========================================================================
                                                                 2,530,112
==========================================================================

DATA PROCESSING SERVICES - 1.78%

BISYS Group, Inc. (The)(a)                           10,200        601,800
--------------------------------------------------------------------------
Ceridian Corp.(a)                                    27,800        532,926
--------------------------------------------------------------------------
Concord EFS, Inc.(a)                                 10,500        546,105
==========================================================================
                                                                 1,680,831
==========================================================================

DIVERSIFIED CHEMICALS - 1.06%

Monsanto Co.                                         27,000        999,000
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES - 3.49%

DiamondCluster International, Inc. - Class A(a)      30,800        392,084
--------------------------------------------------------------------------
Edison Schools Inc.(a)                               41,500        947,860
--------------------------------------------------------------------------
Equifax Inc.                                         25,300        928,004
--------------------------------------------------------------------------
Iron Mountain Inc.(a)                                17,750        795,910
--------------------------------------------------------------------------
Pre-Paid Legal Services, Inc.(a)                     10,400        228,800
==========================================================================
                                                                 3,292,658
==========================================================================

DIVERSIFIED FINANCIAL SERVICES - 8.37%

Affiliated Managers Group, Inc.(a)                   15,800        971,700
--------------------------------------------------------------------------
Alliance Data Systems Corp.(a)                       61,500        922,500
--------------------------------------------------------------------------
Allied Capital Corp.                                 21,100        488,465
--------------------------------------------------------------------------
Ambac Financial Group, Inc.                          16,150        939,930
--------------------------------------------------------------------------
American Capital Strategies, Ltd.                    50,300      1,411,418
--------------------------------------------------------------------------
Edwards (A.G.), Inc.                                 11,400        513,000
--------------------------------------------------------------------------
LaBranche & Co. Inc.(a)                              10,300        298,700
--------------------------------------------------------------------------
Phoenix Cos., Inc. (The)(a)                          26,000        483,600
--------------------------------------------------------------------------
SEI Investments Co.                                  17,400        824,760
--------------------------------------------------------------------------
USA Education Inc.                                   14,200      1,036,600
==========================================================================
                                                                 7,890,673
==========================================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND                51

                                                                MARKET
                                                   SHARES       VALUE
DRUG RETAIL - 0.75%

Duane Reade, Inc.(a)                                 21,900 $      711,750
==========================================================================

ELECTRIC UTILITIES - 2.71%

CMS Energy Corp.                                     33,500        932,975
--------------------------------------------------------------------------
Constellation Energy Group, Inc.                     21,500        915,900
--------------------------------------------------------------------------
NRG Energy, Inc.(a)                                  32,000        706,560
==========================================================================
                                                                 2,555,435
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT - 0.78%

Sensormatic Electronics Corp.(a)                     43,500        739,500
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.46%

Celestica Inc. (Canada)(a)                           14,200        731,300
--------------------------------------------------------------------------
Garmin Ltd.(a)                                       35,600        813,460
--------------------------------------------------------------------------
Mettler - Toledo International Inc.(a)               17,500        756,875
--------------------------------------------------------------------------
Tektronix, Inc.(a)                                   38,400      1,042,560
--------------------------------------------------------------------------
Varian Inc.(a)                                       26,700        862,410
==========================================================================
                                                                 4,206,605
==========================================================================

FOOTWEAR - 0.49%

NIKE, Inc. - Class B                                 11,100        466,089
==========================================================================

GAS UTILITIES - 0.46%

Kinder Morgan, Inc.                                   8,600        432,150
==========================================================================

GENERAL MERCHANDISE STORES - 2.66%

BJ's Wholesale Club, Inc.(a)                         11,000        585,860
--------------------------------------------------------------------------
Dollar General Corp.                                 50,800        990,600
--------------------------------------------------------------------------
Ross Stores, Inc.                                    39,000        934,050
==========================================================================
                                                                 2,510,510
==========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES - 3.56%

Apria Healthcare Group Inc.(a)                       22,500        649,125
--------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)              13,800      1,061,220
--------------------------------------------------------------------------
Lincare Holdings Inc.(a)                             35,200      1,087,328
--------------------------------------------------------------------------
Professional Detailing, Inc.(a)                       6,100        561,200
==========================================================================
                                                                 3,358,873
==========================================================================

HEALTH CARE FACILITIES - 1.57%

Health Management Associates, Inc. - Class A(a)      36,000        757,440
--------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                         16,400        726,192
==========================================================================
                                                                 1,483,632
==========================================================================

HOTELS - 0.90%

Starwood Hotels & Resorts Worldwide, Inc.            22,700        846,256
==========================================================================

INDUSTRIAL MACHINERY - 0.83%

Ingersoll - Rand Co.                                 19,000        782,800
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES - 1.17%

Broadwing Inc.(a)                                    45,168      1,104,357
--------------------------------------------------------------------------
RateXchange Corp. - Wts., expiring 03/21/03
 (Acquired 3/15/00; Cost $3,252)(b)                   1,033              0
==========================================================================
                                                                 1,104,357
==========================================================================

                                                                MARKET
                                                   SHARES       VALUE
INTERNET SOFTWARE & SERVICES - 0.40%

IntraNet Solutions, Inc.(a)                          10,000 $      380,500
==========================================================================

IT CONSULTING & SERVICES - 2.19%

Affiliated Computer Services, Inc. - Class A(a)      10,000        719,100
--------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                         15,200        456,152
--------------------------------------------------------------------------
Titan Corp. (The)(a)                                 38,700        886,230
==========================================================================
                                                                 2,061,482
==========================================================================

LIFE & HEALTH INSURANCE - 0.62%

Nationwide Financial Services, Inc. - Class A        13,300        580,545
==========================================================================

MANAGED HEALTH CARE - 1.74%

First Health Group Corp.(a)                          34,800        839,376
--------------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)              26,400        802,296
==========================================================================
                                                                 1,641,672
==========================================================================

MULTI-UTILITIES - 1.09%

Aquila, Inc.(a)                                      10,600        261,290
--------------------------------------------------------------------------
UtiliCorp United Inc.                                25,100        766,805
==========================================================================
                                                                 1,028,095
==========================================================================

NETWORKING EQUIPMENT - 0.67%

Stratos Lightwave, Inc.(a)                           48,966        636,558
==========================================================================

OIL & GAS DRILLING - 1.39%

Noble Drilling Corp.(a)                              18,800        615,700
--------------------------------------------------------------------------
Pride International, Inc.(a)                         36,600        695,400
==========================================================================
                                                                 1,311,100
==========================================================================

OIL & GAS EQUIPMENT & SERVICES - 2.12%

BJ Services Co.(a)                                   23,800        675,444
--------------------------------------------------------------------------
Grant Prideco, Inc.(a)                               41,700        729,333
--------------------------------------------------------------------------
Key Energy Services, Inc.(a)                         54,500        590,780
==========================================================================
                                                                 1,995,557
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION - 1.29%

Kerr-McGee Corp.                                      6,600        437,382
--------------------------------------------------------------------------
Mitchell Energy & Development Corp. - Class A        16,900        781,625
==========================================================================
                                                                 1,219,007
==========================================================================

PAPER PRODUCTS - 0.35%

Georgia-Pacific Group                                 9,700        328,345
==========================================================================

PHARMACEUTICALS - 3.82%

Barr Laboratories, Inc.(a)                            6,600        464,706
--------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                            24,300      1,057,050
--------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                            28,300        897,676
--------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                         7,200        387,000
--------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                      12,900        795,156
==========================================================================
                                                                 3,601,588
==========================================================================

PROPERTY & CASUALTY INSURANCE - 1.06%

XL Capital Ltd. - Class A (Bermuda)                  12,200      1,001,620
==========================================================================

52                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                   MARKET
                                                      SHARES       VALUE
PUBLISHING & PRINTING - 0.47%

PRIMEDIA Inc.(a)                                        65,300 $      443,387
=============================================================================

REAL ESTATE INVESTMENT TRUSTS - 1.56%

Apartment Investment & Management Co. - Class A         19,900        959,180
-----------------------------------------------------------------------------
Post Properties, Inc.                                   13,500        510,975
=============================================================================
                                                                    1,470,155
=============================================================================

REINSURANCE - 1.44%

Annuity and Life Reassurance Holdings, Ltd.
 (Bermuda)                                              12,500        446,875
-----------------------------------------------------------------------------
PartnerRe Ltd. (Bermuda)                                16,400        908,560
=============================================================================
                                                                    1,355,435
=============================================================================

RESTAURANTS - 1.60%

CEC Entertainment Inc.(a)                               16,925        835,249
-----------------------------------------------------------------------------
Jack in the Box Inc.(a)                                 25,800        673,380
=============================================================================
                                                                    1,508,629
=============================================================================

SEMICONDUCTOR EQUIPMENT - 1.17%

Novellus Systems, Inc.(a)                               10,100        573,579
-----------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.(a)      12,900        528,900
=============================================================================
                                                                    1,102,479
=============================================================================

SEMICONDUCTORS - 3.52%

Alpha Industries, Inc.(a)                               24,900        735,795
-----------------------------------------------------------------------------
International Rectifier Corp.(a)                        11,500        392,150
-----------------------------------------------------------------------------
Micrel, Inc.(a)                                         15,600        514,800
-----------------------------------------------------------------------------
Microchip Technology Inc.(a)                            33,000      1,103,190
-----------------------------------------------------------------------------
Semtech Corp.(a)                                        19,000        570,000
=============================================================================
                                                                    3,315,935
=============================================================================

SPECIALTY STORES - 3.18%

Copart, Inc.(a)                                         26,800        783,900
-----------------------------------------------------------------------------
Linens 'n Things, Inc.(a)                               23,100        631,092
-----------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                                  19,400      1,020,440
-----------------------------------------------------------------------------
Venator Group, Inc.(a)                                  36,600        559,980
=============================================================================
                                                                    2,995,412
=============================================================================

STEEL - 0.64%

Allegheny Technologies, Inc.                            33,300        602,397
=============================================================================

SYSTEMS SOFTWARE--0.45%

Symantec Corp.(a)                                        9,700        423,793
=============================================================================

TELECOMMUNICATIONS EQUIPMENT - 0.98%

Polycom, Inc.(a)                                        28,000        646,520
-----------------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                         19,400        281,300
=============================================================================
                                                                      927,820
=============================================================================

                                                                   MARKET
                                                      SHARES       VALUE
WIRELESS TELECOMMUNICATION SERVICES - 0.50%

Nextel Partners, Inc. - Class A(a)                      30,400 $      471,808
==============================================================================
Total Common Stocks & Other Equity Interests (Cost
 $78,107,615)                                                      89,381,370
==============================================================================

MONEY MARKET FUNDS - 5.30%

STIC Liquid Assets Portfolio(c)                      2,501,623      2,501,623
==============================================================================
STIC Prime Portfolio(c)                              2,501,623      2,501,623
==============================================================================
Total Money Market Funds (Cost $5,003,246)                          5,003,246
==============================================================================
TOTAL INVESTMENTS - 100.07%
 (COST $83,110,861)                                                94,384,616
==============================================================================
OTHER ASSETS LESS LIABILITIES - (0.07%)                               (68,794)
==============================================================================
NET ASSETS - 100.00%                                           $   94,315,822
==============================================================================

Investment Abbreviations:
Wts. - Warrants

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND                  53

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $83,110,861)  $94,384,616
============================================================
Receivables for:
 Investments sold                                    585,555
------------------------------------------------------------
 Fund shares sold                                    148,929
------------------------------------------------------------
 Dividends                                            60,405
------------------------------------------------------------
Investment for deferred compensation plan             17,229
============================================================
  Total assets                                    95,196,734
============================================================

LIABILITIES:

Payables for:
 Investments purchased                               742,576
------------------------------------------------------------
 Fund shares reacquired                                5,792
------------------------------------------------------------
 Deferred compensation plan                           17,229
------------------------------------------------------------
Accrued administrative services fees                  76,939
------------------------------------------------------------
Accrued operating expenses                            38,376
============================================================
  Total liabilities                                  880,912
============================================================
Net assets applicable to shares outstanding      $94,315,822
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Outstanding                                        7,344,547
============================================================
Net asset value                                  $     12.84
____________________________________________________________
============================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends                                                        $   243,169
-----------------------------------------------------------------------------
Dividends from affiliated money market funds                         167,571
-----------------------------------------------------------------------------
Interest                                                                  42
=============================================================================
  Total investment income                                            410,782
=============================================================================

EXPENSES:

Advisory fees                                                        306,830
-----------------------------------------------------------------------------
Administrative services fees                                         120,287
-----------------------------------------------------------------------------
Custodian fees                                                        30,485
-----------------------------------------------------------------------------
Trustees' fees                                                         5,125
-----------------------------------------------------------------------------
Other                                                                 23,189
=============================================================================
  Total expenses                                                     485,916
=============================================================================
Net investment income (loss)                                         (75,134)
=============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
 AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
 Investment securities                                            (3,848,915)
-----------------------------------------------------------------------------
 Foreign currencies                                                   (1,730)
=============================================================================
                                                                  (3,850,645)
=============================================================================
Change in net unrealized appreciation of investment securities     3,628,045
=============================================================================
Net gain (loss) from investment securities and foreign
 currencies                                                         (222,600)
=============================================================================
Net increase (decrease) in net assets resulting from operations  $  (297,734)
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

54                     AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                    JUNE 30,    DECEMBER 31,
                                                      2001          2000
                                                  ------------  ------------
OPERATIONS:

 Net investment income (loss)                     $    (75,134) $    (26,461)
-----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities, foreign currencies and option
  contracts                                         (3,850,645)   (5,388,012)
-----------------------------------------------------------------------------
 Change in net unrealized appreciation of
  investment securities                              3,628,045     5,336,054
=============================================================================
  Net increase (decrease) in net assets resulting
   from operations                                    (297,734)      (78,419)
=============================================================================
 Share transactions - net                           19,739,498    63,917,546
=============================================================================
  Net increase in net assets                        19,441,764    63,839,127
=============================================================================

NET ASSETS:

 Beginning of year                                  74,874,058    11,034,931
=============================================================================
 End of year                                      $ 94,315,822  $ 74,874,058
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                    $ 92,616,678  $ 72,877,180
-----------------------------------------------------------------------------
 Undistributed net investment income (loss)            (90,059)      (14,925)
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  option contracts                                  (9,484,552)   (5,633,907)
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities   11,273,755     7,645,710
=============================================================================
                                                  $ 94,315,822  $ 74,874,058
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND                    55

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Development Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective July 16, 2001, the Fund will offer two classes of shares, Series I and Series II. The Fund's investment objective is long-term growth of capital.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
    The Fund has a capital loss carryforward of $2,948,335 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, through the year 2008.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

56                     AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $120,287 of which AIM retained $24,795 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $1,305 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $63,224,591 and $44,144,072, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities    $13,982,803
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (3,232,153)
==========================================================================
Net unrealized appreciation of investment securities          $10,750,650
__________________________________________________________________________
==========================================================================

Cost of investments for tax purposes is $83,633,966.

NOTE 6 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                JUNE 30, 2001         DECEMBER 31, 2000
            ----------------------  ----------------------
             SHARES      AMOUNT      SHARES      AMOUNT
            ---------  -----------  ---------  -----------
Sold        1,892,672  $23,543,933  5,063,336  $67,018,133
-----------------------------------------------------------
Reacquired   (310,466)  (3,804,435)  (229,233)  (3,100,587)
===========================================================
            1,582,206  $19,739,498  4,834,103  $63,917,546
___________________________________________________________
===========================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND                57

NOTE 7 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                     MAY 1,1998
                                                                       (DATE
                                                                     OPERATIONS
                                                                     COMMENCED)
                         SIX MONTHS     YEAR ENDED DECEMBER 31,          TO
                         ENDED JUNE     -------------------------   DECEMBER 31,
                          30, 2001        2000(a)       1999(a)       1998(a)
                         ----------     -----------   -----------   ------------
Net asset value,
 beginning of period      $ 12.99       $     11.89   $      9.21      $10.00
=================================================================================
Income from investment
 operations:
 Net investment income
  (loss)                    (0.01)            (0.01)        (0.03)       0.03
---------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both
  realized and
  unrealized)               (0.14)             1.11          2.71       (0.78)
=================================================================================
  Total from investment
   operations               (0.15)             1.10          2.68       (0.75)
=================================================================================
Less distributions from
 net investment income         --                --            --       (0.04)
=================================================================================
Net asset value, end of
 period                   $ 12.84       $     12.99   $     11.89      $ 9.21
_________________________________________________________________________________
=================================================================================
Total return(b)             (1.16)%            9.25%        29.10%      (7.51)%
_________________________________________________________________________________
=================================================================================

Ratios/supplemental data:
Net assets, end of
 period (000s omitted)    $94,316       $    74,874   $    11,035      $3,172
_________________________________________________________________________________
=================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers            1.18%(c)          1.19%         1.23%       1.21%(d)
=================================================================================
 Without fee waivers         1.18%(c)          1.38%         3.42%       5.80%(d)
_________________________________________________________________________________
=================================================================================
Ratio of net investment
 income (loss) to
 average net assets         (0.18)%(c)        (0.07)%       (0.32)%      0.62%(d)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate        57%              110%          132%         45%
_________________________________________________________________________________
=================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $82,694,637.
(d) Annualized.

58                     AIM V.I. CAPITAL DEVELOPMENT FUND


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                TRANSFER AGENT AND CUSTODIAN
Owen Daly II                                        Treasurer
Formerly Director                                                                     State Street Bank and Trust Company
Cortland Trust, Inc.                                Robert G. Alley                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    COUNSEL TO THE FUNDS
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        Foley & Lardner
Magellan Insurance Company                          Melville B. Cox                   3000 K N.W., Suite 500
                                                    Vice President                    Washington, D.C. 20007
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Kramer, Levin, Naftalis & Frankel LLP
and Chief Operating Officer                         Edgar M. Larsen                   919 Third Avenue
Mercantile-Safe Deposit & Trust Co.;                Vice President                    New York, NY 10022
and President, Mercantile Bankshares
                                                    Mary J. Benson                    DISTRIBUTOR
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               A I M Distributors, Inc.
Twenty First Century Group, Inc.;                                                     11 Greenway Plaza
Formerly Member of the U.S.                         Sheri Steward Morris              Suite 100
House of Representatives                            Assistant Vice President and      Houston, TX 77046
                                                    Assistant Treasurer
Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

DECLINE OF GROWTH STOCKS HITS FUND HARD

HOW DID AIM V.I. DENT DEMOGRAPHIC TRENDS       WHAT TRENDS AFFECTED THE MARKET              for overnight loans) from 6.5% to
FUND PERFORM DURING THE REPORTING PERIOD?      DURING THE PAST SIX MONTHS?                  3.75%--its lowest level in seven years.
Investor concern about declining corporate     During much of last year and the first          The Fed's interest rate cuts, plus
earnings growth and the slower economy led     half of 2001, the booming stock market       enactment of tax reform legislation
most major stock market indexes to fall        of the 1990s was sharply humbled.            providing most taxpayers with rebates,
for nearly all of the reporting period.        Investors avoided large-cap growth           caused markets to rally only briefly
Large-cap growth stocks, which constituted     stocks generally and technology stocks       during the reporting period.
a large portion of the fund's portfolio,       in particular. Some investors abandoned      Historically, Fed rate cuts require
were hit the hardest. As a result, for the     the stock market altogether, seeking         six to nine months (or even longer)
six months ended June 30, 2001, the fund       safety in money market funds or bonds.       to stimulate the economy. Even these
posted a total return of -21.56%.              While many investment classes were hurt      positive developments were over-
   The second quarter of the year did          by the downturn, equities felt the           shadowed by a steady drumbeat of
bring with it some improvement as a            brunt of the decline.                        corporate earnings warnings, a slew
series of interest rate cuts by the               After spending much of 1999 and 2000      of layoff announcements and sharp
Federal Reserve Board (the Fed) helped         battling a perceived inflation threat,       disagreement about when economic
spark an upturn. Led by renewed optimism       the Fed suddenly found itself battling       conditions might improve. As a
in equity markets and growth stocks, the       the very real threat of economic             result, investors generally lacked
fund showed improved performance for the       recession. In its most aggressive            conviction and markets generally
three-month period ended June 30, 2001,        anti-recessionary move since 1994, the       lacked direction.
with a total return of 14.59%.                 Fed lowered short-term interest rates
                                               six times during the first half of 2001,     HOW DID YOU MANAGE THE FUND IN
                                               cutting the key fed funds rate (the rate     THIS ENVIRONMENT?
                                               banks charge one another                     Despite our belief in the long-term
                                                                                            prospects for growth stocks, value
PORTFOLIO COMPOSITION                                                                       stocks outperformed them for most of
                                                                                            the reporting period, continuing a
As of 6/30/01, based on total net assets                                                    trend that began in 2000. Demonstrating
                                                                                            this trend, the Russell 3000 Value
TOP 10 EQUITY HOLDINGS                        TOP 10 INDUSTRIES                             Index had a return of -0.34% for the
--------------------------------------------- --------------------------------------------- six-month reporting period, while the
 1.   AOL Time Warner Inc.               3.7%  1.   Diversified Financial Services    14.8% Russell 3000 Growth Index had a return
--------------------------------------------- --------------------------------------------- of -13.24%. Growth-stock performance
 2.   Citigroup Inc.                     3.1   2.   Pharmaceuticals                    7.9  particularly suffered because many
--------------------------------------------- --------------------------------------------- investors believed that such stocks
 3.   American International Group, Inc. 3.0   3.   Semiconductors                     7.5  (especially technology issues)
--------------------------------------------- --------------------------------------------- were overvalued.
 4.   Celestica Inc. (Canada)            2.9   4.   Systems Software                   6.8     While this had a negative effect on
--------------------------------------------- --------------------------------------------- the fund, we still believe that over
 5.   Nasdaq-100 Index Tracking Stock    2.7   5.   Semiconductor Equipment            6.7  the long term, markets will reward
--------------------------------------------- --------------------------------------------- those stocks with consistent earnings
 6.   VERITAS Software Corp.             2.7   6.   Electronic Equipment & Instruments 4.2  growth. In addition, we continued to
--------------------------------------------- --------------------------------------------- invest the fund in those market
 7.   Microsoft Corp.                    2.6   7.   Health Care Facilities             4.1  sectors that we expect to benefit
--------------------------------------------- --------------------------------------------- from current and future demographic
 8.   Morgan Stanley Dean Witter & Co.   2.4   8.   Movies & Entertainment             3.7  trends that will drive the market
--------------------------------------------- --------------------------------------------- over the long term. Those sectors were
 9.   J.P. Morgan Chase & Co.            2.4   9.   Networking Equipment               3.7
--------------------------------------------- ---------------------------------------------
10.   Pfizer Inc.                        2.2  10.   Application Software               3.2

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

60                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

       MARKETS MAY REMAIN UNCERTAIN FOR        . Celestica (information technology),    AVERAGE ANNUAL TOTAL RETURNS
       SOME TIME AND NO ONE CAN PREDICT          which makes semiconductors for such
                 WHEN THAT WILL CHANGE.          clients as IBM and Sun Microsystems;   As of 6/30/01
                                               . Citigroup (financials), the largest    -----------------------------
information technology, financials and           financial services company in the      Inception (12/29/99)  -25.37%
health care, in addition to some                 United States;                         -----------------------------
consumer-related stocks.                       . Pfizer (health care), one of the top   1 year                -38.14
   We continued to find technology               five drug makers in the world; and     -----------------------------
companies with good long-term growth           . AOL Time Warner (consumer
prospects, but the entire sector struggled       discretionary), the media giant        Past performance cannot guarantee
for much of the reporting period, which          created by the merger of its two       comparable future results. DUE TO
hurt the fund's performance. Financial and       namesakes.                             RECENT SIGNIFICANT MARKET
health care stocks are typically seen as          Another of our top holdings is        VOLATILITY, RESULTS OF AN INVESTMENT
more defensive and earnings-certain when       Nasdaq-100 Index Tracking Stock, which   MADE TODAY MAY DIFFER SUBSTANTIALLY
the market is in a slump, which drove          the fund sometimes uses for both risk-   FROM THE HISTORICAL PERFORMANCE
many investors into these sectors.             and cash-management purposes.            SHOWN. CALL YOUR FINANCIAL ADVISOR
   While financials held up better than                                                 FOR MORE CURRENT PERFORMANCE.
many other sectors during the first quarter,   WHAT WERE CONDITIONS LIKE AS THE
health care stocks faced tougher sledding,     REPORTING PERIOD CLOSED?                 AIM V.I. Dent Demographic Trends Fund
even given the solid overall fundamentals of   Markets may remain uncertain for some    seeks long-term growth of capital. The
the group. The second quarter remained mixed   time and no one can predict when that    fund seeks to meet its objective by
for both sectors. The fund's long-term         will change. There are some reasons      investing in companies that are likely
strategy kept it out of sectors (such as       for optimism.                            to benefit from changing demographic,
energy) that may have enjoyed better           . Additional Fed rate cuts are possible. economic and lifestyle trends.
short-term performance.                          Historically, falling interest rates      The performance figures in this
                                                 have been a catalyst for               report, which represent AIM V.I. Dent
WHAT WERE SOME STOCKS YOU FAVORED?               reinvigorating the economy.            Demographic Trends Fund, are not
The stocks in the fund's portfolio are         . In June, the Conference Board          intended to reflect actual annuity
those we consider high-quality names in          announced that its Index of Leading    values, and they do not reflect charges
the various sectors. Examples include            Indicators rose 0.5% during May, its   at the separate-account level, and
                                                 biggest gain since December 1999.      these charges would reduce the total
OUR INVESTMENT STRATEGY                          This index is closely watched because  return. AIM V.I. Dent Demographic
It's important to remember that the              it indicates where the overall U.S.    Trends Fund's performance figures are
fund's strategy centers around AIM's             economy is headed in the next three    historical, and they reflect fund
proven discipline of investing in                to six months.                         expenses, the reinvestment of
companies in which earnings are growing,       . As a result of the stock market's      distributions and changes in net asset
as well as Harry Dent's long-term view           downturn, stock valuations are more    value. The fund's investment return
of demographic trends. This means that           attractive than they have been in      and principal value will fluctuate, so
while short-term market volatility               several years.                         fund shares (when redeemed) may be worth
caused by economic uncertainty, declining         Even though there may be more         more or less than their original cost.
productivity or other factors may have a       uncertainty in the weeks and months         Harry S. Dent's stock-market
negative short-term effect on the fund,        ahead, we believe that the market's      scenario for the coming decade, which
we remain committed to investing for the       downturn will, like previous difficult   is based on historical data,
long term, which we believe is the best        declines, present significant buying     represents his opinion. Unforeseen
way to provide good returns to shareholders.   opportunities for the long-term          events such as rising inflation,
We do not try to time the market. History      investor, including stocks that are      declining productivity, irregular
has shown that such a strategy does not        part of the demographic trends we        spending and savings patterns, and
work because no one can know for sure          follow. Prudence advises maintaining     other social, political and
when a certain stock or market sector will     a long-term perspective.                 economic uncertainty could affect
go in or out of favor in the short term.                                                corporate earnings and the stock market,
                                                                                        negatively altering Mr. Dent's view.
                                                                                           Investing in micro-, small and mid-
                                                                                        sized companies may involve risks not
                                                                                        associated with more established
                                                                                        companies. Also, micro and small
                                                                                        companies may have business risk,
                                                                                        significant stock-price fluctuations
                                                                                        and illiquidity.
                                                                                           The fund participates in the initial
                                                                                        public offering (IPO) market, and a
                                                                                        significant portion of its returns is
                                                                                        attributable to its investment in IPOs,
                                                                                        which had a magnified impact when the
                                                                                        fund's asset base was relatively small.
                                                                                        There is no guarantee that with a larger
                                                                                        asset base, the fund will continue to
                                                                                        experience substantially similar
                                                                                        performance by investing in IPOs.
                                                                                           The unmanaged Russell 3000 Index
                                                                                        represents the performance of the broad
                                                                                        market. The Growth segment of this index
                                                                                        includes companies with higher
                                                                                        price/book ratios and forecasted
                                                                                        growth values, while the Value segment
                                                                                        includes companies with lower price/
                                                                                        book ratios and forecasted growth
                                                                                        values. An investment cannot be made
                                                                                        in an index. Unless otherwise indicated,
                                                                                        index results include reinvested
                                                                                        dividends, and they do not reflect
                                                                                        sales charges or fund expenses.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                   61

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                      MARKET
                                            SHARES     VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS - 97.02%

APPAREL & ACCESSORIES - 1.01%

Jones Apparel Group, Inc.(a)                 10,000 $   432,000
===============================================================

APPAREL RETAIL - 2.18%

Abercrombie & Fitch Co. - Class A(a)         13,000     578,500
---------------------------------------------------------------
Gap, Inc. (The)                              12,000     348,000
===============================================================
                                                        926,500
===============================================================

APPLICATION SOFTWARE - 3.16%

BEA Systems, Inc.(a)                         10,000     307,100
---------------------------------------------------------------
Citrix Systems, Inc.(a)                       9,000     314,100
---------------------------------------------------------------
i2 Technologies, Inc.(a)                     20,000     396,000
---------------------------------------------------------------
Siebel Systems, Inc.(a)                       7,000     328,300
===============================================================
                                                      1,345,500
===============================================================

BANKS - 1.03%

Dah Sing Financial Group (Hong Kong)         85,000     439,178
===============================================================

BIOTECHNOLOGY - 2.69%

Amgen Inc.(a)                                 3,500     212,380
---------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                 7,500     507,675
---------------------------------------------------------------
Serono S.A. - ADR (Switzerland)              17,000     424,150
===============================================================
                                                      1,144,205
===============================================================

BREWERS - 0.68%

Anheuser-Busch Cos., Inc.                     7,000     288,400
===============================================================

BROADCASTING & CABLE TV - 2.27%

Hispanic Broadcasting Corp.(a)               16,500     473,385
---------------------------------------------------------------
Univision Communications Inc. - Class A(a)   11,500     491,970
===============================================================
                                                        965,355
===============================================================

COMPUTER HARDWARE - 0.98%

Dell Computer Corp.(a)                       16,000     415,200
===============================================================

COMPUTER STORAGE & PERIPHERALS - 1.36%

EMC Corp.(a)                                 20,000     581,000
===============================================================

DEPARTMENT STORES - 0.96%

Kohl's Corp.(a)                               6,500     407,745
===============================================================

DERIVATIVES - 2.70%

Nasdaq-100 Index Tracking Stock(a)           25,000   1,148,500
===============================================================

DIVERSIFIED COMMERCIAL SERVICES - 1.05%

Cendant Corp.(a)                             23,000     448,500
===============================================================

DIVERSIFIED FINANCIAL SERVICES - 14.84%

American Express Co.                          8,500     329,800
---------------------------------------------------------------
Citigroup Inc.                               25,000   1,321,000
---------------------------------------------------------------
Freddie Mac                                   8,000     560,000
---------------------------------------------------------------
Goldman Sachs Group, Inc. (The)              10,000     858,000
---------------------------------------------------------------

                                                           MARKET
                                                 SHARES     VALUE
DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)

J.P. Morgan Chase & Co.                           22,500 $ 1,003,500
--------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         13,500     799,875
--------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  16,000   1,027,680
--------------------------------------------------------------------
Stilwell Financial, Inc.                          12,500     419,500
====================================================================
                                                           6,319,355
====================================================================

DRUG RETAIL - 0.48%

Walgreen Co.                                       6,000     204,900
====================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.23%

Celestica Inc. (Canada)(a)                        24,000   1,236,000
--------------------------------------------------------------------
Sanmina Corp.(a)                                  10,000     234,100
--------------------------------------------------------------------
Sawtek Inc.(a)                                    14,000     329,420
====================================================================
                                                           1,799,520
====================================================================

GENERAL MERCHANDISE STORES - 0.69%

Target Corp.                                       8,500     294,100
====================================================================

HEALTH CARE EQUIPMENT - 1.19%

Baxter International Inc.                          5,200     254,800
--------------------------------------------------------------------
Medtronic, Inc.                                    5,500     253,055
====================================================================
                                                             507,855
====================================================================

HEALTH CARE FACILITIES - 4.10%

Health Management Associates, Inc. - Class A(a)   30,000     631,200
--------------------------------------------------------------------
HEALTHSOUTH Corp.(a)                              33,000     527,010
--------------------------------------------------------------------
Triad Hospitals, Inc.(a)                          20,000     589,400
====================================================================
                                                           1,747,610
====================================================================

HOTELS - 0.86%

Royal Caribbean Cruises Ltd.                      16,500     364,815
====================================================================

INSURANCE BROKERS - 1.07%

Marsh & McLennan Cos., Inc.                        4,500     454,500
====================================================================

INTERNET RETAIL - 1.47%

Amazon.com, Inc.(a)                               25,000     353,750
--------------------------------------------------------------------
eBay Inc.(a)                                       4,000     273,960
====================================================================
                                                             627,710
====================================================================

MANAGED HEALTH CARE - 3.16%

First Health Group Corp.(a)                       25,000     603,000
--------------------------------------------------------------------
UnitedHealth Group Inc.                           12,000     741,000
====================================================================
                                                           1,344,000
====================================================================

MOTORCYCLE MANUFACTURERS - 1.00%

Harley-Davidson, Inc.                              9,000     423,720
====================================================================

MOVIES & ENTERTAINMENT - 3.73%

AOL Time Warner Inc.(a)                           30,000   1,590,000
--------------------------------------------------------------------

62                   AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                                     MARKET
                                                           SHARES     VALUE
MULTI-LINE INSURANCE - 3.03%

American International Group, Inc.                          15,000 $ 1,290,000
==============================================================================

NETWORKING EQUIPMENT - 3.73%

Brocade Communications Systems, Inc.(a)                      8,000     351,920
------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                      48,000     873,600
------------------------------------------------------------------------------
Finisar Corp.(a)                                            19,500     364,260
==============================================================================
                                                                     1,589,780
==============================================================================

PHARMACEUTICALS - 7.92%

Allergan, Inc.                                               6,500     555,750
------------------------------------------------------------------------------
Andrx Group(a)                                               6,500     500,500
------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                                7,000     376,250
------------------------------------------------------------------------------
Pfizer Inc.                                                 23,000     921,150
------------------------------------------------------------------------------
Pharmacia Corp.                                              4,000     183,800
------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC - ADR (United Kingdom)(a)   15,000     832,500
==============================================================================
                                                                     3,369,950
==============================================================================

SEMICONDUCTOR EQUIPMENT - 6.73%

Applied Materials, Inc.(a)                                   9,000     441,900
------------------------------------------------------------------------------
Asyst Technologies, Inc.(a)                                 12,500     168,750
------------------------------------------------------------------------------
Brooks Automation, Inc.(a)                                   8,000     368,800
------------------------------------------------------------------------------
Credence Systems Corp.(a)                                   12,000     290,880
------------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                         10,000     584,700
------------------------------------------------------------------------------
Lam Research Corp.(a)                                       12,000     355,800
------------------------------------------------------------------------------
Novellus Systems, Inc.(a)                                    8,000     454,320
------------------------------------------------------------------------------
Teradyne, Inc.(a)                                            6,000     198,600
==============================================================================
                                                                     2,863,750
==============================================================================

SEMICONDUCTORS - 7.47%

Agere Systems Inc. - Class A(a)                             35,000     262,500
------------------------------------------------------------------------------
Altera Corp.                                                12,000     348,000
------------------------------------------------------------------------------
Analog Devices, Inc.(a)                                      9,500     410,875
------------------------------------------------------------------------------
Applied Micro Circuits Corp.(a)                             12,000     206,400
------------------------------------------------------------------------------
Micron Technology, Inc.                                      6,500     267,150
------------------------------------------------------------------------------
RF Micro Devices, Inc.(a)                                   14,000     375,200
------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR
 (Taiwan)                                                   36,400     552,916
------------------------------------------------------------------------------
Texas Instruments Inc.                                      13,500     425,250
------------------------------------------------------------------------------
Xilinx, Inc.(a)                                              8,000     329,920
==============================================================================
                                                                     3,178,211
==============================================================================

                                                        MARKET
                                              SHARES     VALUE
SOFT DRINKS - 0.57%
PepsiCo, Inc.                                   5,500 $   243,100
==================================================================

SPECIALTY STORES - 1.52%

Bed Bath & Beyond Inc.(a)                      12,000     374,400
------------------------------------------------------------------
Tiffany & Co.                                   7,500     271,650
==================================================================
                                                          646,050
==================================================================

SYSTEMS SOFTWARE - 6.79%

Microsoft Corp.(a)                             15,000   1,095,000
------------------------------------------------------------------
Oracle Corp.(a)                                35,000     665,000
------------------------------------------------------------------
VERITAS Software Corp.(a)                      17,000   1,131,010
==================================================================
                                                        2,891,010
==================================================================

TELECOMMUNICATIONS EQUIPMENT - 1.62%

ANADIGICS, Inc.(a)                             12,500     287,500
------------------------------------------------------------------
Comverse Technology, Inc.(a)                    7,000     403,340
==================================================================
                                                          690,840
==================================================================

WIRELESS TELECOMMUNICATION SERVICES - 0.75%

China Mobile Ltd. - ADR (Hong Kong)(a)         12,000     321,480
==================================================================
Total Common Stocks & Other Equity Interests
 (Cost $41,768,083)                                    41,304,339
==================================================================

MONEY MARKET FUNDS - 3.07%

STIC Liquid Assets Portfolio(b)               653,705     653,705
==================================================================
STIC Prime Portfolio(b)                       653,705     653,705
==================================================================
Total Money Market Funds (Cost $1,307,410)              1,307,410
==================================================================
TOTAL INVESTMENTS - 100.09%
 (COST $43,075,493)                                    42,611,749
==================================================================
OTHER ASSETS LESS LIABILITIES - (0.09%)                   (39,814)
==================================================================
NET ASSETS - 100.00%                                  $42,571,935
==================================================================

Investment Abbreviation:
ADR - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                   63

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $43,075,493)  $42,611,749
============================================================
Receivables for:
 Investments sold                                    508,477
------------------------------------------------------------
 Fund shares sold                                     50,413
------------------------------------------------------------
 Dividends                                             5,790
------------------------------------------------------------
Investment for deferred compensation plan              7,771
============================================================
  Total assets                                    43,184,200
============================================================

LIABILITIES:

Payables for:
 Investments purchased                               525,774
------------------------------------------------------------
 Fund shares reacquired                                1,441
------------------------------------------------------------
 Deferred compensation plan                            7,771
------------------------------------------------------------
Accrued administrative services fees                  48,793
------------------------------------------------------------
Accrued operating expenses                            28,486
============================================================
  Total liabilities                                  612,265
============================================================
Net assets applicable to shares outstanding      $42,571,935
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Outstanding                                        6,605,099
============================================================
Net asset value                                  $      6.45
____________________________________________________________
============================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $134)              $      81,725
------------------------------------------------------------------------------
Dividends from affiliated money market funds                           42,080
------------------------------------------------------------------------------
Interest                                                                   27
==============================================================================
  Total investment income                                             123,832
==============================================================================

EXPENSES:

Advisory fees                                                         165,737
------------------------------------------------------------------------------
Administrative services fees                                           71,737
------------------------------------------------------------------------------
Custodian fees                                                         19,037
------------------------------------------------------------------------------
Trustees' fees                                                          4,967
------------------------------------------------------------------------------
Other                                                                  22,730
==============================================================================
  Total expenses                                                      284,208
==============================================================================
Less:Expenses paid indirectly                                            (131)
------------------------------------------------------------------------------
  Net expenses                                                        284,077
==============================================================================
Net investment income (loss)                                         (160,245)
==============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
 AND OPTION CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                            (12,274,890)
------------------------------------------------------------------------------
 Option contracts written                                              22,626
==============================================================================
                                                                 (12,252,264)
==============================================================================
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                              2,768,561
------------------------------------------------------------------------------
 Option contracts written                                              (6,347)
==============================================================================
                                                                    2,762,214
==============================================================================
Net gain (loss) from investment securities and option
 contracts                                                         (9,490,050)
==============================================================================
Net increase (decrease) in net assets resulting from
 operations                                                     $  (9,650,295)
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

64                   AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                     JUNE 30,    DECEMBER 31,
                                                       2001          2000
                                                   ------------  ------------
OPERATIONS:

 Net investment income (loss)                      $   (160,245) $  (142,711)
-----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities, foreign currencies, futures
  contracts and option contracts                    (12,252,264)  (6,304,292)
-----------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities, futures
  contracts and option contracts                      2,762,214   (3,225,384)
=============================================================================
  Net increase (decrease) in net assets resulting
   from operations                                   (9,650,295)  (9,672,387)
=============================================================================
 Distributions to shareholders from net investment
  income                                                     --         (477)
-----------------------------------------------------------------------------
 Share transactions - net                            10,922,642   49,972,853
=============================================================================
  Net increase in net assets                          1,272,347   40,299,989
=============================================================================

NET ASSETS:

 Beginning of period                                 41,299,588      999,599
=============================================================================
 End of period                                     $ 42,571,935  $41,299,588
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                     $ 61,757,813  $50,835,171
-----------------------------------------------------------------------------
 Undistributed net investment income (loss)            (165,658)      (5,413)
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts and option contracts            (18,556,476)  (6,304,212)
-----------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of
  investment securities, futures contracts and
  option contracts                                     (463,744)  (3,225,958)
=============================================================================
                                                   $ 42,571,935  $41,299,588
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                  65

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Dent Demographic Trends Fund (the "Fund") is a series portfolio of
AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the
"1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective July 16, 2001, the Fund will offer two classes of shares, Series I and Series II. The Fund's investment objective is long-term growth of capital.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
    The Fund has a capital loss carryforward of $3,120,883 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, through the year 2008.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a

66                   AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
 written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). H.S. Dent Advisors, Inc. ("H.S. Dent") is the Fund's subadvisor. Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $2 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $2 billion. Under the terms of a subadvisory agreement between AIM and H.S. Dent, AIM pays H.S. Dent at the annual rate of 0.13% of the first $1 billion of the Fund's average daily net assets, plus 0.10% of the next $1 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets exceeding $2 billion.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $71,737 of which AIM retained $24,795 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $1,287 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in custodian fees of $131 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $131.

NOTE 4 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $33,396,483 and $23,022,349, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities    $ 3,425,561
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (4,280,747)
==========================================================================
Net unrealized appreciation (depreciation) of investment
 securities                                                   $  (855,186)
__________________________________________________________________________
==========================================================================

Cost of investments for tax purposes is 43,466,935.

NOTE 7 - CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2001 are summarized as follows:





                                                   CALL OPTION
                                                    CONTRACTS
                                                ------------------
                                                NUMBER OF        PREMIUMS
                                                CONTRACTS        RECEIVED
                                                ---------        --------
Beginning of period                                 30           $ 13,472
-------------------------------------------------------------------------
Written                                            140             47,321
-------------------------------------------------------------------------
Closed                                             (80)           (33,464)
-------------------------------------------------------------------------
Exercised                                          (90)           (27,329)
=========================================================================
End of period                                       --           $     --
=========================================================================

NOTE 8 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                               JUNE 30, 2001         DECEMBER 31, 2000
                           ----------------------  ----------------------
                            SHARES      AMOUNT      SHARES      AMOUNT
                           ---------  -----------  ---------  -----------
Sold                       2,255,112  $15,741,317  5,158,240  $52,212,162
--------------------------------------------------------------------------
Issued as reinvestment of
 dividends                        --           --         54          477
--------------------------------------------------------------------------
Reacquired                  (682,406)  (4,818,675)  (225,902)  (2,239,786)
==========================================================================
                           1,572,706  $10,922,642  4,932,392  $49,972,853
__________________________________________________________________________
==========================================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND              67

NOTE 9 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  DECEMBER 29,
                                                                      1999
                                                                (DATE OPERATIONS
                                                    YEAR ENDED   COMMENCED) TO
                                 SIX MONTHS ENDED  DECEMBER 31,   DECEMBER 31,
                                 JUNE 30, 2001(a)    2000(a)          1999
                                 ----------------  ------------ ----------------
Net asset value, beginning of
 period                              $  8.21         $ 10.00         $10.00
================================================================================
Income from investment
 operations:
 Net investment loss                   (0.03)          (0.07)            --
--------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both realized and
  unrealized)                          (1.73)          (1.72)            --
================================================================================
  Total from investment
   operations                          (1.76)          (1.79)            --
================================================================================
 Net asset value, end of period      $  6.45         $  8.21         $10.00
________________________________________________________________________________
================================================================================
Total return(b)                       (21.44)%        (17.90)%           --
________________________________________________________________________________
================================================================================

Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                            $42,572         $41,300         $1,000
________________________________________________________________________________
================================================================================
Ratio of expenses to average
 net assets:
With fee waivers                        1.46%(c)        1.40%          1.40%(d)
================================================================================
Without fee waivers                     1.46%(c)        1.63%         12.58%(d)
________________________________________________________________________________
================================================================================
Ratio of net investment income
 (loss) to average net assets          (0.82)%(c)      (0.69)%         2.96%(d)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                   60%             92%            --
________________________________________________________________________________
================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $39,313,405.
(d) Annualized.

68                   AIM V.I. DENT DEMOGRAPHIC TRENDS FUND


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                SUB-ADVISOR
Owen Daly II                                        Treasurer
Formerly Director                                                                     H.S. Dent Advisors, Inc.
Cortland Trust, Inc.                                Robert G. Alley                   6515 Gwin Road
                                                    Vice President                    Oakland, CA 94611
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    TRANSFER AGENT AND CUSTODIAN
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        State Street Bank and Trust Company
Magellan Insurance Company                          Melville B. Cox                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE FUNDS
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Foley & Lardner
and Chief Operating Officer                         Edgar M. Larsen                   3000 K N.W., Suite 500
Mercantile-Safe Deposit & Trust Co.;                Vice President                    Washington, D.C. 20007
and President, Mercantile Bankshares
                                                    Mary J. Benson                    COUNSEL TO THE TRUSTEES
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               Kramer, Levin, Naftalis & Frankel LLP
Twenty First Century Group, Inc.;                                                     919 Third Avenue
Formerly Member of the U.S.                         Sheri Steward Morris              New York, NY 10022
House of Representatives                            Assistant Vice President and
                                                    Assistant Treasurer               DISTRIBUTOR
Carl Frischling
Partner                                                                               A I M Distributors, Inc.
Kramer, Levin, Naftalis & Frankel LLP                                                 11 Greenway Plaza
                                                                                      Suite 100
Prema Mathai-Davis                                                                    Houston, TX 77046
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM V.I. DIVERSIFIED INCOME FUND

FUND POSTS POSITIVE RESULTS DESPITE
LAGGING GLOBAL MARKET

WITH THE MARKET SO DIFFICULT, HOW DID            ADJUSTMENTS IN INDUSTRY ALLOCATION        advantage over Treasury bonds at the
THE AIM V.I. DIVERSIFIED INCOME FUND                      WERE RELATIVELY MODERATE.        close of the period.
PERFORM?
As the worldwide economic slowdown            After altering its economic bias in          WHAT WAS THE CAUSE OF THE WEAKENING
deepened, corporate earnings contracted       December, the Federal Reserve (the Fed)      ECONOMY?
and lower profits were forecast, pulling      wasted no time lowering interest rates.      The U.S. gross domestic product grew
down most markets. AIM V.I. Diversified       The first of six rate reductions             at an anemic 1.3% annual rate during
Income Fund, however, managed to provide      occurred on January 3, 2001--just three      the first quarter. Many analysts began
positive performance. For the six-month       days after the start of the new year.        calling this lagging growth a
reporting period ended June 30, 2001,         Prompting this move was an increasing        "business-led slowdown." Most economic
the fund's total return was 1.37%. This       view that the U.S. might be falling into     contractions result from reductions in
result compares favorably with that of        recession.                                   consumer spending, which makes up two-
the group of broadly comparable funds            Lower interest rates provided a           thirds of U.S. GDP. This time,
measured by the Lipper Global Income          strong stimulus for bonds. In fact, a        consumers kept spending, but many
Fund Index, which returned -0.60% for         credit rally ensued in the early part of     businesses, after making large capital
the period.                                   the year, with high-yield bonds getting      investments in technology during the
   It is also worth noting that in            off to one of their better starts in         preceding boom, discovered they had
general, bonds outperformed stocks            years. Even though high-yield bonds          outpaced demand. The resulting
during this period. The U.S. stock            suffered negative returns in the second      overcapacity caused declines in sales,
market, as represented by the S&P 500,        quarter, particularly as a result of         production and staffing, which led to
experienced a negative return of -6.69%.      declining valuations within the              layoff announcements and reduced
                                              telecommunications sector, credit            corporate earnings.
WHAT IS THE SIGNIFICANCE OF THE FED'S         sectors (agency, mortgage and investment-       By the end of April, rising
INTEREST RATE CUTS?                           grade and non-investment-grade bonds)        unemployment began causing concern
The first six months of 2001 was a            continued to hold an impressive return       that consumers might rein in spending
period of unprecedented interest rate                                                      and trigger a recession. High energy
reductions.                                                                                prices hampered growth throughout the
                                                                                           period but began to decline

PORTFOLIO COMPOSITION
As of 6/30/01

TOP 10 FIXED-INCOME HOLDINGS                                                TOP 10 INDUSTRIES
------------------------------------------------------------------------    -------------------------------------------------------
                                                                  % NET                                                      % NET
                                            COUPON    MATURITY    ASSETS                                                     ASSETS
------------------------------------------------------------------------    -------------------------------------------------------
 1.   Waste Management, Inc.                 7.10%      8/26       1.7%      1.  Broadcasting & Cable TV                      13.2%
------------------------------------------------------------------------    -------------------------------------------------------
 2.   News America Holdings, Inc.            9.25       2/13       1.4       2.  Electric Utilities                           11.1
------------------------------------------------------------------------    -------------------------------------------------------
 3.   CSC Holdings Inc.                      7.88      12/07       1.3       3.  Banks                                         7.6
------------------------------------------------------------------------    -------------------------------------------------------
 4.   CSX Corp.                              7.25       5/27       1.3       4.  Diversified Financial Services                7.5
------------------------------------------------------------------------    -------------------------------------------------------
 5.   Mirant Corp.                           7.90       7/09       1.2       5.  Oil & Gas Exploration & Production            6.0
------------------------------------------------------------------------    -------------------------------------------------------
 6.   Niagara Mohawk Power Corp.             8.50       7/10       1.1       6.  Integrated Telecommunication Services         4.5
------------------------------------------------------------------------    -------------------------------------------------------
 7.   Lenfest Communications, Inc.           8.25       2/08       1.0       7.  Airlines                                      3.5
------------------------------------------------------------------------    -------------------------------------------------------
 8.   First Union Corp.                      7.50       4/35       1.0       8.  Gas Utilities                                 3.4
------------------------------------------------------------------------    -------------------------------------------------------
 9.   TELUS Corp. (Canada)                   8.00       6/11       1.0       9.  Publishing & Printing                         2.9
------------------------------------------------------------------------    -------------------------------------------------------
10.   Sovereign Bancorp, Inc.                8.00       3/03       1.0      10.  Environmental Services                        2.8

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.


70                      AIM V.I. DIVERSIFIED INCOME FUND


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

toward the end, partly in response to            The fund remained widely diversified      AIM V.I. Diversified Income Fund seeks
decreased demand.                             across many industries, and adjustments      a high level of current income. The
   Despite the Fed's six interest rate        in industry allocation were relatively       fund seeks to meet its objective by
cuts, there was very little improvement       moderate. The fund established               investing in domestic and foreign
in the economy during the period. This        significant positions in diversified         corporate debt securities, U.S. and
is not considered surprising, because         financial services and in integrated oil     foreign government securities, and
rate cuts have historically taken six to      and gas, which performed exceptionally       lower-quality debt securities of U.S.
12 months to produce significant              well during the period. It shed holdings     and foreign companies (also known as
effects.                                      in the telephone industry, which             "junk bonds").
                                              suffered declining fortunes. The                The performance figures in this
WHAT WERE CONDITIONS LIKE IN VARIOUS          broadcasting and cable TV category, our      report, which represent AIM V.I.
FIXED-INCOME MARKETS?                         top industry position at the beginning       Diversified Income Fund, are not
Within global debt markets, U.S. bonds        of the period, was increased further to      intended to reflect actual annuity
fared best during the period. The U.S.        capitalize on recent strength.               values, and they do not reflect
dollar remained strong against most                                                        charges at the separate-account level,
major currencies and drew foreign             HOW DID CONDITIONS STAND AT THE END OF       and these charges would reduce the
capital as a safe harbor. According to        THE PERIOD?                                  total return. The fund's performance
figures compiled by Lehman Brothers, a        Year-to-date, fixed-income markets in        figures are historical, and they
well-known global investment bank, the        general continued to outperform many         reflect fund expenses, the
U.S. turned in an aggregate performance       stock sectors. However, it remained          reinvestment of distributions and
of 3.46% for debt securities, as              difficult to predict how markets would       changes in net asset value. The fund's
compared with the global aggregate            behave, especially as the present market     investment return and principal value
result of -2.04%. International issues        downturn had proved to be more               will fluctuate, so fund shares (when
were down across all maturities, with         persistent than many had expected. But       redeemed) may be worth more or less
the shortest and longest maturities           there were reasons for optimism. Despite     than their original cost.
falling more than those with an               some widely-publicized layoffs,                 U.S. Treasury securities such as
intermediate structure (between three         unemployment remained low by historical      bills, notes and bonds offer a high
and seven years). Further, within non-        standards at 4.5% in June. Consumer          degree of safety, and they guarantee
U.S. markets, government bonds trailed        spending on houses and autos remained        the timely payment of principal and
their credit-sector counterparts, a           strong, and the Conference Board's           interest if held to maturity. Fund
trend similar to what has occurred in         Consumer Confidence Index, closely           shares are not insured, and their
the U.S. in the first six months of           watched as an indicator of future buying     value and yield will vary with market
2001.                                         behavior, rose in June. Inflation            conditions.
   The U.S. domestic market, in               remained low, and the Fed's cuts had            International investing presents
contrast, was in positive territory all       signaled that it was ready to move           certain risks not associated with
the way. Credit sectors, particularly         aggressively to keep markets and the         investing solely in the United States.
corporate bonds, did exceptionally well,      economy afloat. Historically, this has       These include risks relating to
up 5.48%. High yield corporate issues         been a catalyst to reinvigorate the          fluctuations in the value of the U.S.
were up 3.93% in the aggregate, while         economy, though six to 12 months may         dollar relative to the values of other
Treasuries rose only 1.95%, a pattern         pass before effects trickle down to the      currencies, the custody arrangements
that reflects the market's growing ease       average consumer. Though uncertainty may     made for the fund's foreign holdings,
with credit market risk. In general,          continue in the months ahead,                differences in accounting, political
shorter to intermediate-term maturities       historically, periods of falling             risks and the lesser degree of public
performed better than longer maturities,      interest rates such as the current one       information required to be provided by
and lower-quality issues outperformed         have been good for most bond sectors.        non-U.S. companies.
higher-quality credit sectors in the                                                          The fund invests in higher-
period.                                       AVERAGE ANNUAL TOTAL RETURNS                 yielding, lower-rated corporate bonds,
                                              As of 6/30/01                                commonly known as junk bonds, which
DID THE FUND MAKE PORTFOLIO CHANGES IN                                                     have a greater risk of price
RESPONSE TO THESE CONDITIONS?                 Inception (5/5/93)            5.08%          fluctuation and loss of principal and
The fund kept the majority of its             -----------------------------------          income than do U.S. government
portfolio invested in corporate bonds,        5 years                       4.13           securities (such as U.S. Treasury
the lion's share of which were                -----------------------------------          bills and bonds, the repayment of
investment grade. This structure served       1 year                        3.10           principal and interest of which is
the fund well, as credit sectors              -----------------------------------          guaranteed by the government if held
(agency, mortgage and corporate bonds)                                                     to maturity).
performed much more strongly than             PAST PERFORMANCE CANNOT GUARANTEE               The unmanaged Lipper Global Income
Treasury issues. Similarly, the domestic      COMPARABLE FUTURE RESULTS. DUE TO            Fund Index represents an average of
market (which accounts for most of the        RECENT SIGNIFICANT MARKET VOLATILITY,        the performance of the 30 largest
fund's holdings) produced much better         RESULTS OF AN INVESTMENT MADE TODAY          global income funds tracked by Lipper,
results than non-U.S. markets during the      MAY DIFFER SUBSTANTIALLY FROM THE            Inc., an independent mutual fund
period.                                       HISTORICAL PERFORMANCE SHOWN. CALL           performance monitor.
                                              YOUR FINANCIAL ADVISOR FOR MORE                 The unmanaged Standard & Poor's
                                              CURRENT PERFORMANCE.                         Composite Index of 500 Stocks (the S&P
                                                                                           500) is an index of common stocks
                                                                                           frequently used as a general measure
                                                                                           of U.S. stock-market performance.
                                                                                             An investment cannot be made in an
                                                                                           index. Unless otherwise indicated,
                                                                                           index results include reinvested
                                                                                           dividends, and they do not reflect
                                                                                           sales charges or fund expenses.


                        AIM V.I. DIVERSIFIED INCOME FUND                      71

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES - 84.16%

AEROSPACE & DEFENSE - 0.38%

Dunlop Standard Aerospace Holdings PLC (United
 Kingdom), Sr. Unsec. Sub. Yankee Notes,
 11.88%, 05/15/09                                       $  290,000 $   308,125
==============================================================================

AIRLINES - 2.98%

Air 2 US - Series C, Equipment Trust Ctfs., 10.13%,
 10/01/20 (Acquired 10/28/99; Cost $550,000)(a)            550,000     575,399
------------------------------------------------------------------------------
American Airlines, Inc. - Series 2001-1, Pass Through
 Ctfs., 6.82%, 05/23/11 (Acquired 06/28/01; Cost
 $304,908)(a)                                              300,000     298,380
------------------------------------------------------------------------------
Delta Air Lines, Inc.,
 Deb., 10.38%, 12/15/22                                    600,000     646,224
------------------------------------------------------------------------------
 Unsec. Notes, 7.90%, 12/15/09                             500,000     477,605
------------------------------------------------------------------------------
United Air Lines, Inc. - Series 95A2, Pass Through
 Ctfs., 7.19%, 04/01/11                                    400,000     407,688
==============================================================================
                                                                     2,405,296
==============================================================================

ALTERNATIVE CARRIERS - 0.83%

Intermedia Communications Inc.,
 Series B, Sr. Disc. Notes, 11.25%, 07/15/07(b)            350,000     309,750
------------------------------------------------------------------------------
 Sr. Sub. Disc. Notes, 12.25%, 03/01/09(b)                 160,000     119,200
------------------------------------------------------------------------------
Tele1 Europe B.V. (Netherlands), Sr. Unsec. Yankee
 Notes, 13.00%, 05/15/09                                   400,000     238,000
==============================================================================
                                                                       666,950
==============================================================================

APPAREL RETAIL - 0.24%

Big 5 Corp. - Series B, Sr. Unsec. Notes,
 10.88%, 11/15/07                                          200,000     197,000
==============================================================================

AUTOMOBILE MANUFACTURERS - 0.26%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
 9.30%, 03/01/30                                           180,000     207,626
==============================================================================

BANKS - 7.36%

Bank of America Corp., Sub. Notes, 9.38%, 09/15/09         500,000     575,965
------------------------------------------------------------------------------
Bank United - Series A, Medium Term Notes,
 8.00%, 03/15/09                                           300,000     315,924
------------------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05               300,000     302,484
------------------------------------------------------------------------------
Crestar Financial Corp., Sub. Notes, 8.75%, 11/15/04        90,000      98,507
------------------------------------------------------------------------------
First Union Corp., Putable Unsec. Sub. Deb.,
 6.55%, 10/15/35                                           100,000     101,653
------------------------------------------------------------------------------
 7.50%, 04/15/35                                           800,000     835,936
------------------------------------------------------------------------------
Firstar Bank N.A., Unsec. Sub. Notes,
 7.13%, 12/01/09                                           600,000     616,074
------------------------------------------------------------------------------
Midland Bank PLC (United Kingdom), Unsec. Putable Sub.
 Yankee Notes, 7.65%, 05/01/25                             245,000     257,230
------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Putable Unsec. Sub. Deb.,
 8.25%, 11/01/24                                           435,000     474,811
------------------------------------------------------------------------------

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
BANKS - (CONTINUED)

Regions Financial Corp., Putable Sub. Notes,
 7.75%, 09/15/24                                        $  500,000 $   521,410
------------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub. Notes,
 7.13%, 02/15/04                                           245,000     248,981
------------------------------------------------------------------------------
Sovereign Bancorp, Inc., Medium Term Sub. Notes,
 8.00%, 03/15/03                                           800,000     802,560
------------------------------------------------------------------------------
Swiss Bank Corp. - NY, Sub. Notes,
 7.38%, 06/15/17                                           180,000     190,062
------------------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Sub. Notes,
 6.50%, 03/15/08                                           190,000     182,161
------------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub. Notes, 8.25%,
 04/01/10                                                  375,000     406,361
==============================================================================
                                                                     5,930,119
==============================================================================

BROADCASTING & CABLE TV - 12.24%

Adelphia Communications Corp., Sr. Unsec. Notes,
 10.88%, 10/01/10                                          350,000     356,125
------------------------------------------------------------------------------
AT&T Corp. - Liberty Media Corp.,
 Sr. Unsec. Deb., 8.25%, 02/01/30                          525,000     476,191
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 7.88%, 07/15/09                         440,000     429,009
------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United Kingdom),
 Sr. Unsec. Gtd. Yankee Notes,
 8.20%, 07/15/09                                           550,000     549,516
------------------------------------------------------------------------------
Callahan Nordrhein Westfalen (Germany), Sr. Unsec.
 Yankee Notes, 14.00%, 07/15/10 (Acquired 06/29/00-
 08/11/00; Cost $278,750)(a)                               280,000     239,400
------------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
 Communications Holdings Capital Corp.,
 Sr. Unsec. Notes, 9.63%, 11/15/09(c)                      200,000     201,000
------------------------------------------------------------------------------
 Sr. Unsec. Sub. Notes, 10.75%, 10/01/09                   350,000     368,375
------------------------------------------------------------------------------
 Sr. Unsec. Sub. Notes, 11.13%, 01/15/11                   150,000     159,000
------------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
 (Acquired 02/16/00; Cost $496,265)(a)                     500,000     527,495
------------------------------------------------------------------------------
CSC Holdings Inc.,
 Sr. Unsec. Deb., 7.63%, 07/15/18                          550,000     493,867
------------------------------------------------------------------------------
 Sr. Unsec. Deb, 7.88%, 02/15/18                           500,000     459,865
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 7.25%, 07/15/08                         330,000     314,285
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 7.63%, 04/01/11(c)                      400,000     382,808
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 7.88%, 12/15/07                       1,050,000   1,047,112
------------------------------------------------------------------------------
 Series B, Sr. Unsec. Notes, 8.13%, 07/15/09               350,000     348,176
------------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Disc. Notes,
 10.25%, 11/01/07(b)                                       600,000     525,000
------------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Unsub. Disc. Notes,
 11.88%, 10/15/07(b)                                       350,000     109,375
------------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub. Notes,
 8.25%, 02/15/08                                           800,000     836,416
------------------------------------------------------------------------------

72                      AIM V.I. DIVERSIFIED INCOME FUND

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
BROADCASTING & CABLE TV - (CONTINUED)

NTL Inc. - Series B, Sr. Disc. Notes,
 11.50%, 02/01/06(b)                                    $  650,000 $   445,250
------------------------------------------------------------------------------
Shaw Communications Inc. (Canada), Sr. Unsec. Unsub.
 Yankee Notes, 7.25%, 04/06/11                             250,000     244,615
------------------------------------------------------------------------------
Time Warner Inc.,
 Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24                     200,000     198,106
------------------------------------------------------------------------------
 Unsec. Deb., 9.13%, 01/15/13                              400,000     462,096
------------------------------------------------------------------------------
 Unsec. Deb., 9.15%, 02/01/23                              600,000     693,486
==============================================================================
                                                                     9,866,568
==============================================================================

CASINOS & GAMING - 1.49%

Ameristar Casinos, Inc., Sr. Sub. Notes,
 10.75%, 02/15/09(c)                                       270,000     283,500
------------------------------------------------------------------------------
Hollywood Casino Corp. - Class A, Sr. Sec. Gtd. Notes,
 11.25%, 05/01/07                                          125,000     134,375
------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Unsec. Gtd. Sub. Notes,
 8.75%, 04/15/09                                            85,000      77,775
------------------------------------------------------------------------------
MGM Mirage Inc., Sr. Unsec. Gtd. Notes,
 8.50%, 09/15/10                                           375,000     390,352
------------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec. Sub. Notes,
 8.88%, 09/15/08                                           300,000     314,250
==============================================================================
                                                                     1,200,252
==============================================================================

CONSUMER FINANCE - 1.70%

Ford Motor Credit Co.,
 Notes, 7.88%, 06/15/10                                    200,000     210,224
------------------------------------------------------------------------------
 Unsec. GLOBALS, 7.38%, 10/28/09                           530,000     538,591
------------------------------------------------------------------------------
Household Finance Corp., Sr. Unsec. Notes,
 6.88%, 03/01/07                                           400,000     408,940
------------------------------------------------------------------------------
 7.20%, 07/15/06                                           200,000     208,658
==============================================================================
                                                                     1,366,413
==============================================================================

DIVERSIFIED COMMERCIAL SERVICES - 0.18%

Tekni-Plex, Inc. - Series B, Sr. Unsec. Gtd. Sub.
 Notes, 12.75%, 06/15/10                                   185,000     148,925
==============================================================================

DIVERSIFIED FINANCIAL SERVICES - 6.70%

AIG SunAmerica Global Financing VI, Sr. Sec. Notes,
 6.30%, 05/10/11 (Acquired 05/24/01;
 Cost $98,986)(a)                                          100,000      98,638
------------------------------------------------------------------------------
Associates Corp. of North America, Sr. Deb.,
 6.95%, 11/01/18                                           555,000     553,008
------------------------------------------------------------------------------
CIT Group, Inc. (The), Notes, 6.50%, 02/07/06              325,000     329,426
------------------------------------------------------------------------------
Citigroup Inc.,
 Sr. Unsec. Notes, 6.50%, 01/18/11                         300,000     298,665
------------------------------------------------------------------------------
 Unsec. Sub. Notes, 7.25%, 10/01/10                        225,000     233,813
------------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29 (Acquired
 04/10/01-05/09/01; Cost $448,433)(a)                      430,000     446,976
------------------------------------------------------------------------------
General Electric Capital Corp. - Series A, Medium Term
 Notes,
 5.38%, 04/23/04                                           240,000     241,178
------------------------------------------------------------------------------
 6.13%, 02/22/11                                           300,000     295,635
------------------------------------------------------------------------------
 6.88%, 11/15/10                                           250,000     259,882
------------------------------------------------------------------------------

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)

Lehman Brothers Holdings Inc. - Series E, Medium Term
 Disc. Notes, 9.44%, 02/10/28(d)                        $1,300,000 $   148,382
------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., Unsec. Unsub. Bonds,
 6.75%, 04/15/11                                           200,000     198,666
------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance Corp.,
 Sr. Notes, 6.00%, 05/15/06                                250,000     250,885
------------------------------------------------------------------------------
Pinnacle Partners, Sr. Notes, 8.83%, 08/15/04
 (Acquired 08/02/00; Cost $500,000)(a)                     500,000     514,805
------------------------------------------------------------------------------
Qwest Capital Funding Inc., Unsec. Gtd. Notes,
 7.90%, 08/15/10                                           450,000     464,310
------------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc., Unsec. Notes,
 7.13%, 10/01/06                                           550,000     573,265
------------------------------------------------------------------------------
Verizon Global Funding Corp. - Series REGS, Conv.
 Bonds, 4.25%, 09/15/05                                    500,000     488,026
==============================================================================
                                                                     5,395,560
==============================================================================

DIVERSIFIED METALS & MINING - 0.52%

Centaur Mining and Exploration Ltd. (Australia), Sr.
 Gtd. Yankee Notes, 11.00%, 12/01/07(e)                    380,000      47,500
------------------------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec. Yankee Deb.,
 7.05%, 11/01/05                                           370,000     369,715
==============================================================================
                                                                       417,215
==============================================================================

ELECTRIC UTILITIES - 9.98%

AES Corp. (The), Sr. Unsec. Notes,
 8.75%, 12/15/02                                           700,000     710,500
------------------------------------------------------------------------------
 9.50%, 06/01/09                                           400,000     410,000
------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, Notes,
 7.80%, 03/15/11(c)                                        150,000     151,452
------------------------------------------------------------------------------
Calpine Corp., Sr. Unsec. Notes, 8.50%, 02/15/11           390,000     377,064
------------------------------------------------------------------------------
CILCORP, Inc., Sr. Unsec. Bonds, 9.38%, 10/15/29           450,000     496,436
------------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
 First Mortgage Bonds, 6.86%, 10/01/08                     270,000     265,510
------------------------------------------------------------------------------
 Series D, Sr. Sec. Notes, 7.88%, 11/01/17                 500,000     507,125
------------------------------------------------------------------------------
CMS Energy Corp.,
 Sr. Unsec. Notes, 8.13%, 05/15/02                         250,000     251,773
------------------------------------------------------------------------------
 Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08                  350,000     350,560
------------------------------------------------------------------------------
Commonwealth Edison Co. - Series 92, First Mortgage
 Bonds, 7.63%, 04/15/13                                    400,000     415,860
------------------------------------------------------------------------------
El Paso Electric Co.,
 Series D, Sec. First Mortgage Bonds,
 8.90%, 02/01/06                                           400,000     429,500
------------------------------------------------------------------------------
 Series E, Sec. First Mortgage Bonds,
 9.40%, 05/01/11                                           150,000     162,183
------------------------------------------------------------------------------
Mirant Corp., Sr. Notes, 7.90%, 07/15/09 (Acquired
 12/03/99; Cost $980,670)(a)                             1,000,000     985,010
------------------------------------------------------------------------------
Niagara Mohawk Holdings Inc.,
 First Mortgage Notes, 7.75%, 05/15/06                     500,000     524,330
------------------------------------------------------------------------------
Niagara Mohawk Power Corp.,
 Series H, Sr. Unsec. Disc. Notes,
 8.50%, 07/01/10(b)                                      1,000,000     865,680
------------------------------------------------------------------------------
NRG Energy, Inc., Sr. Unsec. Notes, 7.75%, 04/01/11        375,000     380,959
------------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND                    73

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
ELECTRIC UTILITIES - (CONTINUED)

PSEG Power LLC, Sr. Notes, 8.63%, 04/15/31 (Acquired
 06/08/01; Cost $215,094)(a)                            $  200,000 $   213,312
------------------------------------------------------------------------------
Public Service Co. of New Mexico - Series A, Sr.
 Unsec. Notes, 7.10%, 08/01/05                             140,000     137,138
------------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
 6.25%, 01/15/09                                           450,000     408,371
==============================================================================
                                                                     8,042,763
==============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT - 0.59%

Israel Electric Corp. Ltd. (Israel), Yankee Deb.,
 7.75%, 12/15/27 (Acquired 06/09/00-01/04/01; Cost
 $473,201)(a)                                              550,000     479,265
==============================================================================

EMPLOYMENT SERVICES - 0.23%

MSX International, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.38%, 01/15/08                                          200,000     185,000
==============================================================================

ENVIRONMENTAL SERVICES - 2.82%

Allied Waste North America Inc. - Series B, Sr. Unsec.
 Gtd. Sub. Notes, 10.00%, 08/01/09                         195,000     201,825
------------------------------------------------------------------------------
Browning-Ferris Industries, Inc.,
 Deb., 9.25%, 05/01/21                                     350,000     337,622
------------------------------------------------------------------------------
 Unsec. Deb., 7.40%, 09/15/35                              300,000     246,000
------------------------------------------------------------------------------
Waste Management, Inc.,
 Putable Unsec. Notes, 7.10%, 08/01/26                   1,300,000   1,327,495
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 7.13%, 12/15/17                         175,000     161,719
==============================================================================
                                                                     2,274,661
==============================================================================

GAS UTILITIES - 3.03%

Northern Border Partners, L.P., Sr. Unsec. Gtd. Unsub.
 Notes, 7.10%, 03/15/11 (Acquired 03/14/01; Cost
 $339,551)(a)                                              340,000     333,812
------------------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee Deb.,
 8.50%, 12/15/12                                           500,000     544,350
------------------------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%, 08/15/06                 400,000     418,156
------------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%, 07/15/11              670,000     675,092
------------------------------------------------------------------------------
TransCanada Pipelines Ltd. (Canada), Yankee Deb.,
 8.63%, 05/15/12                                           430,000     471,241
==============================================================================
                                                                     2,442,651
==============================================================================

HEALTH CARE DISTRIBUTORS & SERVICES - 0.20%

Fresenius Medical Care Capital Trust, Pfd. Gtd. Notes,
 7.88%, 06/15/11(c)                                        165,000     161,700
==============================================================================

HOME FURNISHINGS - 0.01%

Glenoit Corp., Sr. Unsec. Gtd. Sub. Notes,
 11.00%, 04/15/07(e)                                       340,000       8,500
==============================================================================

HOMEBUILDING - 0.35%

K Hovnanian Enterprises, Inc., Sr. Unsec. Gtd. Notes,
 10.50%, 10/01/07                                          270,000     279,450
==============================================================================

                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
INTEGRATED OIL & GAS - 1.78%

El Paso CGP Co., Sr. Putable Unsec. Deb.,
 6.70%, 02/15/27                                        $  450,000 $   444,038
------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Sr. Unsec. Yankee Notes,
 7.13%, 11/15/06                                           300,000     304,677
------------------------------------------------------------------------------
Petro-Canada (Canada), Yankee Deb.,
 9.25%, 10/15/21                                           350,000     415,618
------------------------------------------------------------------------------
Phillips Petroleum Co., Unsec. Notes,
 8.50%, 05/25/05                                           250,000     271,243
==============================================================================
                                                                     1,435,576
==============================================================================

INTEGRATED TELECOMMUNICATION SERVICES - 3.43%

AT&T Canada Inc. (Canada), Sr. Unsec. Yankee Notes,
 7.65%, 09/15/06                                           330,000     324,859
------------------------------------------------------------------------------
MCI Communications Corp.,
 Sr. Unsec. Notes, 6.95%, 08/15/06                         100,000      99,503
------------------------------------------------------------------------------
 Sr. Unsec. Putable Deb., 7.13%, 06/15/27                  500,000     506,055
------------------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%, 08/15/10            275,000     207,625
------------------------------------------------------------------------------
Sprint Corp., Putable Deb., 9.00%, 10/15/19                320,000     331,510
------------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 8.00%, 06/01/11        800,000     816,056
------------------------------------------------------------------------------
Versatel Telecom International N.V. (Netherlands), Sr.
 Yankee Notes, 13.25%, 05/15/08                            250,000      96,250
------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group, Bonds, 8.25%, 05/15/31      385,000     379,468
==============================================================================
                                                                     2,761,326
==============================================================================

INTERNET RETAIL - 0.30%

Amazon.com, Inc., Conv. Unsec. Sub. Notes, 4.75%,
 02/01/09 (Acquired 01/29/99; Cost $501,875)(a)            500,000     240,625
==============================================================================

INTERNET SOFTWARE & SERVICES - 0.27%

Equinix, Inc., Sr. Unsec. Notes, 13.00%, 12/01/07          300,000     159,750
------------------------------------------------------------------------------
Exodus Communications, Inc., Sr. Unsec. Notes, 11.25%,
 07/01/08                                                  180,000      60,300
==============================================================================
                                                                       220,050
==============================================================================

LIFE & HEALTH INSURANCE - 1.21%

American General Finance Corp., Sr. Putable Notes,
 8.45%, 10/15/09                                           450,000     502,299
------------------------------------------------------------------------------
Americo Life, Inc., Sr. Sub. Notes, 9.25%, 06/01/05         75,000      71,625
------------------------------------------------------------------------------
Prudential Funding, LLC, Medium Term Notes, 6.60%,
 05/15/08 (Acquired 05/09/01; Cost $199,768)(a)            200,000     199,962
------------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23                    200,000     200,292
==============================================================================
                                                                       974,178
==============================================================================

MOVIES & ENTERTAINMENT - 0.10%

Tribune Co., Unsec. Sub. PHONES, 2.00%, 05/15/29               700      82,775
==============================================================================

74                      AIM V.I. DIVERSIFIED INCOME FUND

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
MULTI-LINE INSURANCE - 1.07%

AIG SunAmerica Global Financing II, Sr. Sec. Notes,
 7.60%, 06/15/05 (Acquired 06/08/00-04/16/01; Cost
 $537,103)(a)                                            $  525,000 $   559,960
-------------------------------------------------------------------------------
AIG SunAmerica Global Financing IV, Sr. Notes, 5.85%,
 02/01/06 (Acquired 01/24/01;
 Cost $298,455)(a)                                          300,000     299,499
===============================================================================
                                                                        859,459
===============================================================================

MULTI-UTILITIES - 2.18%

Dynegy Inc., Sr. Unsec. Deb., 7.13%, 05/15/18               600,000     563,814
-------------------------------------------------------------------------------
Enron Corp., Sec. Notes, 8.00%, 08/15/05 (Acquired
 06/05/01; Cost $206,606)(a)                                200,000     206,200
-------------------------------------------------------------------------------
Williams Cos. (The), PATS Notes, 6.75%, 01/15/06
 (Acquired 01/11/01; Cost $338,725)(a)                      340,000     338,681
-------------------------------------------------------------------------------
Williams Gas Pipeline Center Inc., Sr. Notes, 7.38%,
 11/15/06 (Acquired 02/15/01; Cost $309,840)(a)             300,000     311,397
-------------------------------------------------------------------------------
Williams Holdings of Delaware, Sr. Unsec. Deb., 6.25%,
 02/01/06                                                   340,000     334,900
===============================================================================
                                                                      1,754,992
===============================================================================

OIL & GAS DRILLING - 1.53%

Global Marine Inc., Sr. Unsec. Notes,
 7.13%, 09/01/07                                            600,000     611,100
-------------------------------------------------------------------------------
R & B Falcon Corp. - Series B, Sr. Unsec. Notes, 6.95%,
 04/15/08                                                   620,000     623,726
===============================================================================
                                                                      1,234,826
===============================================================================

OIL & GAS EQUIPMENT & SERVICES - 2.03%

Petroleum Geo-Services A.S.A. (Norway),
 Sr. Unsec. Yankee Notes, 7.13%, 03/30/28                   800,000     658,072
-------------------------------------------------------------------------------
 Yankee Notes, 7.50%, 03/31/07                              500,000     485,905
-------------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%, 02/15/11           500,000     491,165
===============================================================================
                                                                      1,635,142
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION - 5.99%

Anadarko Petroleum Corp., Unsec. Putable Deb., 7.73%,
 09/15/96                                                   200,000     212,152
-------------------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec. Sub. Yankee
 Notes, 6.75%, 03/15/11                                     250,000     245,370
-------------------------------------------------------------------------------
Burlington Resources Inc., Sr. Unsec. Gtd. Notes,
 6.68%, 02/15/11                                            230,000     229,269
-------------------------------------------------------------------------------
Canadian Occidental Petroleum (Canada), Unsec. Unsub.
 Yankee Notes, 7.40%, 05/01/28                              470,000     449,997
-------------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Notes,
 8.13%, 04/01/11(c)                                         460,000     434,700
-------------------------------------------------------------------------------
Gulf Canada Resources Ltd. (Canada), Unsec. Yankee
 Notes, 7.13%, 01/15/11                                     250,000     257,995
-------------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec. Notes, 6.88%,
 12/01/07                                                   500,000     496,790
-------------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub. Notes,
 7.63%, 03/01/11                                            600,000     608,250
-------------------------------------------------------------------------------
Noble Affiliates Inc., Sr. Unsec. Deb.,
 7.25%, 08/01/97                                            500,000     444,820
-------------------------------------------------------------------------------

                                                      PRINCIPAL    MARKET
                                                        AMOUNT      VALUE
OIL & GAS EXPLORATION & PRODUCTION - (CONTINUED)

Norcen Energy Resources Ltd. (Canada), Unsec. Yankee
 Deb., 7.38%, 05/15/06                                $  600,000 $   631,974
----------------------------------------------------------------------------
Pioneer Natural Resources Co., Sr. Unsec. Notes,
 8.25%, 08/15/07                                         300,000     307,278
----------------------------------------------------------------------------
Talisman Energy Inc. (Canada), Unsec. Unsub. Yankee
 Deb., 7.13%, 06/01/07                                   500,000     508,515
============================================================================
                                                                   4,827,110
============================================================================

OIL & GAS REFINING & MARKETING - 1.17%

Petroleos Mexicanos (Mexico),
 Sr. Unsec. Gtd. Yankee Bonds, 9.38%, 12/02/08           325,000     348,871
----------------------------------------------------------------------------
 Series P, Unsec. Putable Unsub. Yankee
 Notes, 9.50%, 09/15/27                                  550,000     590,293
============================================================================
                                                                     939,164
============================================================================

PAPER PRODUCTS - 0.21%

Tembec Industries Inc. (Canada), Sr. Unsec. Gtd.
 Yankee Notes, 8.50%, 02/01/11(c)                        165,000     169,125
============================================================================

PHARMACEUTICALS - 0.69%

Warner Chilcott, Inc. - Series B, Sr. Unsec. Gtd.
 Notes, 12.63%, 02/15/08                                 500,000     555,000
============================================================================

PROPERTY & CASUALTY INSURANCE - 0.83%

Allstate Financial Global Funding, Notes, 6.50%,
 06/14/11 (Acquired 06/07/01; Cost $399,388)(a)          400,000     395,564
----------------------------------------------------------------------------
Florida Windstorm Underwriting Association - Series
 1999A, Sr. Sec. Notes, 7.13%, 02/25/19 (Acquired
 04/25/01-05/03/01; Cost $273,574)(a)                    275,000     271,821
============================================================================
                                                                     667,385
============================================================================

PUBLISHING & PRINTING - 2.91%

News America Holdings, Inc.,
 Putable Notes, 8.45%, 08/01/34                          700,000     717,262
----------------------------------------------------------------------------
 Sr. Gtd. Deb., 9.25%, 02/01/13                        1,000,000   1,124,980
----------------------------------------------------------------------------
 Sr. Unsec. Gtd. Putable Bonds,
 7.43%, 10/01/26                                         500,000     505,855
============================================================================
                                                                   2,348,097
============================================================================

RAILROADS - 1.90%

Consolidated Rail Corp., Deb., 9.75%, 06/15/20           250,000     294,770
----------------------------------------------------------------------------
CSX Corp., Sr. Unsec. Putable Deb., 7.25%, 05/01/27    1,000,000   1,031,020
----------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec. Gtd.
 Sub. Notes, 12.88%, 08/15/10                            200,000     207,000
============================================================================
                                                                   1,532,790
============================================================================

REAL ESTATE INVESTMENT TRUSTS - 1.47%

ERP Operating L.P., Unsec. Notes, 7.13%, 10/15/17        400,000     370,284
----------------------------------------------------------------------------
Healthcare Realty Trust, Inc., Sr. Unsec. Notes,
 8.13%, 05/01/11                                         300,000     297,021
----------------------------------------------------------------------------
Spieker Properties LP, Unsec. Deb., 7.50%, 10/01/27      150,000     139,080
----------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
 7.35%, 12/01/17                                         400,000     376,080
============================================================================
                                                                   1,182,465
============================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND                  75

                                                   PRINCIPAL    MARKET
                                                     AMOUNT      VALUE
REINSURANCE - 0.61%

GE Global Insurance Holdings Corp., Unsec. Notes,
 7.75%, 06/15/30                                   $  450,000 $   491,049
=============================================================================

SOVEREIGN DEBT - 0.65%

Quebec (Province of) (Canada), Yankee Deb.,
 7.50%, 07/15/23                                      500,000     528,895
=============================================================================

SPECIALTY STORES - 0.26%

United Rentals (North America) Inc., Sr. Unsec.
 Gtd. Notes, 10.75%, 04/15/08(c)                      200,000     210,000
=============================================================================

TELECOMMUNICATIONS EQUIPMENT - 0.34%

SBA Communications Corp., Sr. Unsec. Notes,
 10.25%, 02/01/09                                     300,000     277,500
=============================================================================

TRUCKING - 0.42%

Avis Group Holdings, Inc., Sr. Unsec. Gtd. Sub.
 Notes, 11.00%, 05/01/09                              300,000     335,250
=============================================================================

WIRELESS TELECOMMUNICATION SERVICES - 0.72%

Crown Castle International Corp., Sr. Unsec.
 Notes, 10.75%, 08/01/11                              300,000     291,000
-----------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec. Notes,
 9.50%, 02/01/11                                      300,000     238,500
-----------------------------------------------------------------------------
Nextel International Inc. - Series B, Sr. Unsec.
 Sub. Notes, 12.75%, 08/01/10                         150,000      47,250
=============================================================================
                                                                  576,750
=============================================================================
Total U.S. Dollar Denominated Bonds & Notes
 (Cost $69,618,777)                                            67,823,568
=============================================================================
                                                   PRINCIPAL
                                                   AMOUNT(f)
NON-U.S. DOLLAR DENOMINATED BONDS & NOTES - 7.05%

CANADA - 3.36%

AT&T Canada Inc. (Integrated Telecommunication
 Services), Sr. Unsec. Unsub. Notes,
 7.15%, 09/23/04                              CAD     700,000     459,336
-----------------------------------------------------------------------------
Bell Mobility Cellular Inc. (Wireless
 Telecommunication Services), Unsec. Deb., 6.55%,
 06/02/08                                     CAD     750,000     483,561
-----------------------------------------------------------------------------
Canadian Pacific Ltd. (Railroads), Unsec. Medium
 Term Notes, 5.85%, 03/30/09 (Acquired 03/24/99;
 Cost $330,654)(a)                            CAD     500,000     319,058
-----------------------------------------------------------------------------
Export Development Corp. (Sovereign Debt), Sr.
 Unsec. Unsub. Bonds, 6.50%, 12/21/04         NZD     195,000      78,333
-----------------------------------------------------------------------------
Microcell Telecommunications Inc. (Wireless
 Telecommunication Services) - Series B, Sr.
 Unsec. Disc. Notes,
 11.13%, 10/15/07(b)                          CAD   1,000,000     363,894
-----------------------------------------------------------------------------
Ontario (Province of) (Sovereign Debt), Unsec.
 Unsub. Notes, 6.25%, 12/03/08                NZD     700,000     267,237
-----------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Broadcasting & Cable
 TV), Sr. Sec. Second Priority Deb.,
 9.65%, 01/15/14                              CAD     600,000     404,070
-----------------------------------------------------------------------------
Westcoast Energy Inc. (Gas Utilities)-Series V,
 Unsec. Deb., 6.45%, 12/18/06(c)              CAD     500,000     331,245
=============================================================================
                                                                2,706,734
=============================================================================

                                                         PRINCIPAL    MARKET
                                                         AMOUNT(f)     VALUE
FRANCE - 0.43%

Vivendi Environnement (Multi-Utilities), Sr. Conv. Gtd.
 Bonds, 1.50%, 01/01/05                             EUR     150,000 $   349,746
===============================================================================

NETHERLANDS - 1.09%

KPNQwest N.V. (Alternative Carriers), Sr. Euro Notes,
 8.88%, 02/01/08 (Acquired 01/12/01;
 Cost $709,357)(a)                                  EUR     750,000     410,911
-------------------------------------------------------------------------------
Olivetti International Finance N.V. (Integrated
 Telecommunication Services) - Series E, Gtd. Medium
 Term Euro Notes, 6.13%, 07/30/09                   EUR     270,000     219,742
-------------------------------------------------------------------------------
Tele1 Europe B.V. (Alternative Carriers), Sr. Euro
 Notes, 11.88%, 12/01/09                            EUR     500,000     250,562
===============================================================================
                                                                        881,215
===============================================================================

NEW ZEALAND - 0.50%

Inter-American Development Bank (Banks), Unsec. Bonds,
 5.75%, 04/15/04                                    NZD   1,000,000     400,462
===============================================================================

NORWAY - 0.12%

Enitel ASA (Integrated Telecommunication Services), Sr.
 Unsec. Unsub. Euro Notes,
 12.50%, 04/15/10                                   EUR     380,000      93,521
===============================================================================

UNITED KINGDOM - 1.37%

British Sky Broadcasting Group PLC (Broadcasting &
 Cable TV), Sr. Gtd. Unsec. Unsub. Euro Bonds, 7.75%,
 07/09/09                                           GBP     270,000     345,055
-------------------------------------------------------------------------------
Jazztel PLC (Integrated Telecommunication Services),
 Sr. Unsec. Notes, 13.25%, 12/15/09                 EUR     310,000      99,992
-------------------------------------------------------------------------------
Sutton Bridge Financing Ltd. (Electric Utilities), Gtd.
 Euro Bonds, 8.63%, 06/30/22(c)                     GBP     450,000     660,326
===============================================================================
                                                                      1,105,373
===============================================================================

UNITED STATES OF AMERICA - 0.18%

John Hancock Global Funding Ltd. (Life & Health
 Insurance) - Series 99-H, Sr. Sec. Sub. Medium Term
 Notes, 6.75%, 02/15/06                             AUD     275,000     140,411
===============================================================================
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost
 $7,763,413)                                                          5,677,462
===============================================================================

                                                           SHARES
STOCKS & OTHER EQUITY INTERESTS - 0.87%

ALTERNATIVE CARRIERS - 0.02%

Song Networks Holding A.B. - ADR (Sweden)(g)                  7,045      14,513
===============================================================================

BROADCASTING & CABLE TV - 0.00%

Knology Inc. - Wts., expiring 10/22/07 (Acquired
 03/12/98; Cost $0)(a)(h)                                     1,000          10
===============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.00%

Electronic Retailing Systems International, Inc. -
  Wts., expiring 02/01/04(h)                                    590           6
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES - 0.01%

Enitel ASA (Norway) - Wts., expiring 04/03/05 (Acquired
 07/14/00; Cost $0)(a)(h)                                       380           3
-------------------------------------------------------------------------------
NTELOS Inc. - Wts., expiring 08/15/10 (Acquired
 11/15/00; Cost $0)(a)(h)                                       275         138
-------------------------------------------------------------------------------
Versatel Telecom International N.V. - ADR
 (Netherlands)(g)                                             3,223       9,153
===============================================================================
                                                                          9,294
===============================================================================

76                        AIM V.I. DIVERSIFIED INCOME FUND

                                                                     MARKET
                                                          SHARES      VALUE
INTERNET SOFTWARE & SERVICES - 0.00%

Equinix, Inc. - Wts., expiring 12/01/07(h)                     300 $     5,496
==============================================================================

RAILROADS - 0.02%

Railamerica Inc. - Wts., expiring 08/15/10 (Acquired
 10/05/00; Cost $0)(a)(h)                                      200      14,050
==============================================================================

REAL ESTATE INVESTMENT TRUSTS - 0.82%

First Republic Capital Corp. - Series A - Pfd.
 (Acquired 05/26/99; Cost $750,000)(a)                         750     660,000
==============================================================================
Total Stocks & Other Equity Interests
 (Cost $914,265)                                                       703,369
==============================================================================

                                                        PRINCIPAL
                                                          AMOUNT
ASSET-BACKED SECURITIES - 1.71%

AIRLINES - 0.56%

United Air Lines, Inc. - Series 95A2, Pass Through
 Ctfs., 9.56%, 10/19/18                                 $  425,000     450,619
==============================================================================

DIVERSIFIED FINANCIAL SERVICES - 0.82%

Citicorp Lease - Class A2, Series 1999-1, Pass Through
 Ctfs., 8.04%, 12/15/19 (Acquired 06/01/00-07/14/00;
 Cost $646,875)(a)                                         650,000     664,787
==============================================================================

ELECTRIC UTILITIES - 0.33%

Beaver Valley II Funding Corp., SLOBS Deb.,
 9.00%, 06/01/17                                           250,000     264,098
==============================================================================
Total Asset-Backed Securities (Cost $1,379,559)                      1,379,504
==============================================================================

U.S. GOVERNMENT AGENCY SECURITIES - 2.41%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) - 0.17%

Jr. Unsec. Sub. Notes,
 5.88%, 03/21/11                                           125,000     119,909
------------------------------------------------------------------------------
Medium Term Notes,
 8.50%, 03/01/10                                            17,342      18,084
==============================================================================
                                                                       137,993
==============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 2.24%

Pass Through Ctfs.,
 7.50%, 04/01/29 to 10/01/29                               748,297     765,918
------------------------------------------------------------------------------
Unsec. Sub. Notes,
 5.50%, 05/02/06                                           250,000     247,270
------------------------------------------------------------------------------
 6.25%, 02/01/11                                           800,000     789,824
==============================================================================
                                                                     1,803,012
==============================================================================
Total U.S. Government Agency Securities
 (Cost $1,944,545)                                                   1,941,005
==============================================================================

                                                         MARKET
                                              SHARES      VALUE
MONEY MARKET FUNDS - 2.55%

STIC Liquid Assets Portfolio(i)              1,027,326 $ 1,027,326
==================================================================
STIC Prime Portfolio(i)                      1,027,326   1,027,326
==================================================================
Total Money Market Funds (Cost $2,054,652)               2,054,652
==================================================================
TOTAL INVESTMENTS - 98.75%
 (COST $83,675,211)                                     79,579,560
==================================================================
OTHER ASSETS LESS LIABILITIES - 1.25%                    1,005,726
==================================================================
NET ASSETS - 100.00%                                   $80,585,286
==================================================================

Investment Abbreviations:
ADR     - American Depositary Receipt
AUD     - Australian Dollar
CAD     - Canadian Dollars
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
EUR     - Euro
Disc.   - Discounted
GBP     - British Pound Sterling
GLOBALS - Global Landmark Securities
Gtd.    - Guaranteed
Jr.     - Junior
NZD     - New Zealand Dollar
PATS    - Putable Asset Term Security
Pfd.    - Preferred
PHONES  - Participation Hybrid Option Note Exchangeable Securities
RAPS    - Redeemable and Putable Securities
Sec.    - Secured
SLOBS   - Secured Lease Obligation Bonds
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/01 was $9,605,158, which represented 11.92% of the Fund's net assets.
(b) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(d) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(e) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) Non-income producing security.
(h) Acquired as part of a unit with or in exchange for other securities.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                       AIM V.I. DIVERSIFIED INCOME FUND                     77

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $83,675,211)  $79,579,560
============================================================
Foreign currencies, at value (cost $42,273)           41,852
------------------------------------------------------------
Receivables for:
 Investments sold                                    154,873
------------------------------------------------------------
 Fund shares sold                                      9,730
------------------------------------------------------------
 Dividends and interest                            1,635,098
------------------------------------------------------------
 Foreign currency contracts outstanding               28,618
------------------------------------------------------------
Investment for deferred compensation plan             38,280
============================================================
  Total assets                                    81,488,011
============================================================

LIABILITIES:

Payables for:
 Investments purchased                               653,074
------------------------------------------------------------
 Fund shares reacquired                               19,039
------------------------------------------------------------
 Deferred compensation plan                           38,280
------------------------------------------------------------
Accrued administrative services fees                 152,365
------------------------------------------------------------
Accrued operating expenses                            39,967
============================================================
  Total liabilities                                  902,725
============================================================
Net assets applicable to shares outstanding      $80,585,286
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Outstanding                                        8,382,912
============================================================
Net asset value                                  $      9.61
____________________________________________________________
============================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                                         $ 3,358,957
-----------------------------------------------------------------------------
Dividends                                                             37,892
-----------------------------------------------------------------------------
Dividends from affiliated money market funds                          34,190
=============================================================================
  Total investment income                                          3,431,039
=============================================================================

EXPENSES:

Advisory fees                                                        249,161
-----------------------------------------------------------------------------
Administrative services fees                                          75,940
-----------------------------------------------------------------------------
Custodian fees                                                        18,596
-----------------------------------------------------------------------------
Trustees' fees                                                         4,869
-----------------------------------------------------------------------------
Other                                                                 33,334
=============================================================================
  Total expenses                                                     381,900
=============================================================================
Net investment income                                              3,049,139
=============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                            (3,307,923)
-----------------------------------------------------------------------------
 Foreign currencies                                                  (13,898)
-----------------------------------------------------------------------------
 Foreign currency contracts                                           52,910
=============================================================================
                                                                  (3,268,911)
=============================================================================
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                             1,214,180
-----------------------------------------------------------------------------
 Foreign currencies                                                   (8,177)
-----------------------------------------------------------------------------
 Foreign currency contracts                                          199,180
=============================================================================
                                                                   1,405,183
=============================================================================
Net gain (loss) from investment securities, foreign currencies
 and foreign currency contracts                                   (1,863,728)
=============================================================================
Net increase in net assets resulting from operations             $ 1,185,411
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

78                      AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                     JUNE 30,    DECEMBER 31,
                                                       2001          2000
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  3,049,139  $  7,140,703
------------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities, foreign currencies and foreign
  currency contracts                                 (3,268,911)   (5,608,138)
------------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities, foreign
  currencies and foreign currency contracts           1,405,183      (917,780)
==============================================================================
  Net increase in net assets resulting from
   operations                                         1,185,411       614,785
==============================================================================
 Distributions to shareholders from net investment
  income                                                     --    (5,315,891)
------------------------------------------------------------------------------
 Share transactions - net                            (4,322,212)  (11,085,385)
==============================================================================
  Net increase (decrease) in net assets              (3,136,801)  (15,786,491)
==============================================================================

NET ASSETS:

 Beginning of period                                 83,722,087    99,508,578
==============================================================================
 End of period                                     $ 80,585,286  $ 83,722,087
______________________________________________________________________________
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                     $ 90,555,755  $ 94,877,967
------------------------------------------------------------------------------
 Undistributed net investment income                  8,409,715     5,514,469
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  foreign currency contracts                        (14,309,210)  (11,040,299)
------------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of
  investment securities, foreign currencies and
  foreign currency contracts                         (4,070,974)   (5,630,050)
==============================================================================
                                                   $ 80,585,286  $ 83,722,087
______________________________________________________________________________
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Diversified Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective July 16, 2001, the Fund will offer two classes of shares, Series I and Series II. The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between

                       AIM V.I. DIVERSIFIED INCOME FUND                    79
   the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
    The Fund has a capital loss carryforward of $9,988,395 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, through the year 2008.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

    Outstanding foreign currency contracts at June 30, 2001 were as follows:

                         CONTRACT TO                  UNREALIZED
SETTLEMENT           --------------------             APPRECIATION
   DATE     CURRENCY  DELIVER   RECEIVE     VALUE    (DEPRECIATION)
----------  --------  -------  ---------- ---------- -------------
09/10/01      AUD      250,000 $  128,000 $  127,228    $   772
09/10/01      CAD    1,200,000    788,786    789,337       (551)
09/25/01      EUR    1,250,000  1,066,250  1,057,913      8,337
10/05/01      NZD    1,800,000    745,200    725,140     20,060
-------------------------------------------------------------------
                               $2,728,236 $2,699,618    $28,618
===================================================================

NOTE 2 - CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $153,893 reduction in the cost of securities and a corresponding $153,893 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001.
 The effect of this change in 2001 was to decrease net investment income by $45,444, increase net unrealized gains and losses by $40,700, increase net realized gains and losses by $4,744, decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.11%.



NOTE 3 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $75,940 of which AIM retained $24,795 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $1,300 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

80                     AIM V.I. DIVERSIFIED INCOME FUND

NOTE 5 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $41,897,093 and $42,282,444, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities    $ 1,092,715
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (5,342,259)
==========================================================================
Net unrealized appreciation (depreciation) of investment
 securities                                                   $(4,249,544)
__________________________________________________________________________
==========================================================================

Cost of investments for tax purposes is $83,829,104.

NOTE 7 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                JUNE 30, 2001           DECEMBER 31, 2000
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                          751,104  $  7,279,832   1,240,619  $ 12,355,336
------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                         --            --     564,919     5,315,891
------------------------------------------------------------------------------
Reacquired                 (1,194,855)  (11,602,044) (2,871,198)  (28,756,612)
==============================================================================
                            (443,751)  $ (4,322,212) (1,065,660) $(11,085,385)
______________________________________________________________________________
==============================================================================

NOTE 8 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                         SIX MONTHS
                           ENDED                  YEAR ENDED DECEMBER 31,
                          JUNE 30,        --------------------------------------------
                          2001(a)         2000(a)   1999      1998     1997     1996
                         ----------       -------  -------   -------  -------  -------
Net asset value,
 beginning of period      $  9.49         $ 10.06  $ 10.94   $ 11.29  $ 10.33  $ 10.00
---------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income       0.34(b)         0.76     0.64      0.75     0.73     0.73
---------------------------------------------------------------------------------------
 Net gains (losses) on
  securities (both
  realized and
  unrealized)               (0.22)          (0.69)   (0.85)    (0.35)    0.24     0.28
=======================================================================================
  Total from investment
   operations                0.12            0.07    (0.21)     0.40     0.97     1.01
=======================================================================================
Less distributions:
 Dividends from net
  investment income            --           (0.64)   (0.67)    (0.57)   (0.01)   (0.68)
=======================================================================================
 Distributions from net
  realized gains               --              --       --     (0.18)      --       --
---------------------------------------------------------------------------------------
  Total distributions          --           (0.64)   (0.67)    (0.75)   (0.01)   (0.68)
=======================================================================================
Net asset value, end of
 period                   $  9.61         $  9.49  $ 10.06   $ 10.94  $ 11.29  $ 10.33
_______________________________________________________________________________________
=======================================================================================
Total return(c)              1.26%           0.80%   (1.92)%    3.58%    9.39%   10.19%
_______________________________________________________________________________________
=======================================================================================

Ratios/supplemental data:

Net assets, end of
 period (000s omitted)    $80,585         $83,722  $99,509   $96,445  $89,319  $63,624
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to
 average net assets          0.92%(d)        0.90%    0.83%     0.77%    0.80%    0.86%
_______________________________________________________________________________________
=======================================================================================
Ratio of net investment
 income to average net
 assets                      6.98%(b)(d)     7.84%    7.20%     6.99%    6.90%    7.09%
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate        52%             74%      83%       50%      52%      76%
_______________________________________________________________________________________
=======================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average net assets would have been 7.09%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $83,689,617.

                       AIM V.I. DIVERSIFIED INCOME FUND                    81


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                TRANSFER AGENT AND CUSTODIAN
Owen Daly II                                        Treasurer
Formerly Director                                                                     State Street Bank and Trust Company
Cortland Trust, Inc.                                Robert G. Alley                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    COUNSEL TO THE FUNDS
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        Foley & Lardner
Magellan Insurance Company                          Melville B. Cox                   3000 K N.W., Suite 500
                                                    Vice President                    Washington, D.C. 20007
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Kramer, Levin, Naftalis & Frankel LLP
and Chief Operating Officer                         Edgar M. Larsen                   919 Third Avenue
Mercantile-Safe Deposit & Trust Co.;                Vice President                    New York, NY 10022
and President, Mercantile Bankshares
                                                    Mary J. Benson                    DISTRIBUTOR
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               A I M Distributors, Inc.
Twenty First Century Group, Inc.;                                                     11 Greenway Plaza
Formerly Member of the U.S.                         Sheri Steward Morris              Suite 100
House of Representatives                            Assistant Vice President and      Houston, TX 77046
                                                    Assistant Treasurer
Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership


AIM V.I. GLOBAL UTILITIES FUND

FUND'S PERFORMANCE DIMMED BY GLOBAL
MARKET WOES

STOCK MARKETS WORLDWIDE HAVE PRESENTED       layoff announcements and reduced            because rate cuts have historically taken
DISAPPOINTING RESULTS. HOW DID AIM V.I.      corporate earnings. High energy prices      six to 12 months to produce significant
GLOBAL UTILITIES FUND PERFORM?               further hampered growth throughout the      effects.
As the downturn in the global economy        period but began to decline toward the
depressed corporate earnings, the fund's     end, partly in response to decreased        WHAT EFFECT HAS THE SLOWING ECONOMY HAD
results showed the effects. For the          demand.                                     ON STOCK MARKETS?
six-month reporting period ended June 30,                                                As increasing numbers of companies
2001, the total return for the fund was      THE FED CUT INTEREST RATES. WHAT WAS        announced that their earnings would not
-12.43%. Most of the decline occurred        THAT SUPPOSED TO DO?                        meet expectations, their stock prices
during the first quarter, with a rebound     In view of last fall's abrupt economic      typically lost value, causing declines
in the second quarter recouping part of      deceleration, the U.S. Federal Reserve      in stock indexes worldwide. The January
the loss.                                    Board (the Fed) responded in January by     rate cuts prompted a short-lived stock
                                             cutting the federal funds rate to revive    market rally, but investors drew back
WHAT WAS CAUSING THE ECONOMIC DOWNTURN?      growth. Historically, declining interest    in February and March as profit warnings
Though most such events result from          rates have been a powerful catalyst for     mounted. After another rally in April,
declines in consumer spending, many          reinvigorating the economy. In all, the     stocks backed down a bit in May and June.
analysts called this one a "business-led     Fed made an unprecedented six cuts in
slowdown." Many businesses, after making     six months, reducing the target federal     WHAT ABOUT OVERSEAS MARKETS?
large capital investments in technology      funds rate 275 basis points--from 6.50%     While economies worldwide faced slower
during the preceding boom, discovered        on December 31 to 3.75% on June 30. It      growth, lower corporate earnings, and
they had outpaced demand. Declining sales    is not considered surprising that the       compressed stock valuations, the degree
forced production cuts, which led to         economic impact to date has been minimal,   varied by region. The U.S. GDP grew at
                                                                                         an anemic 1.3% annualized rate during the

PORTFOLIO COMPOSITION

As of 6/30/01, based on total net assets

TOP 10 HOLDINGS                             TOP 10 INDUSTRIES                                 TOP 10 COUNTRIES
-----------------------------------------   -----------------------------------------------   -------------------------------------
 1. SBC Communications Inc.          3.9%    1. Electric Utilities                    41.0%    1. United States of America    75.3%
-----------------------------------------   -----------------------------------------------   -------------------------------------
 2. Allegheny Energy, Inc.           3.7     2. Integrated Telecommunication Services 15.0     2. United Kingdom               5.2
-----------------------------------------   -----------------------------------------------   -------------------------------------
 3. Pinnacle West Capital Corp.      3.4     3. Multi-Utilities                       14.0     3. Spain                        2.1
-----------------------------------------   -----------------------------------------------   -------------------------------------
 4. Dynegy Inc. - Class A            3.4     4. Gas Utilities                          7.6     4. France                       1.6
-----------------------------------------   -----------------------------------------------   -------------------------------------
 5. Exelon Corp.                     3.1     5. Wireless Telecommunication Services    1.6     5. Canada                       1.2
-----------------------------------------   -----------------------------------------------   -------------------------------------
 6. NiSource Inc.                    3.1     6. Integrated Oil & Gas                   1.4     6. Italy                        1.1
-----------------------------------------   -----------------------------------------------   -------------------------------------
 7. Constellation Energy Group, Inc. 3.0     7. Broadcasting & Cable TV                1.3     7. Germany                      0.7
-----------------------------------------   -----------------------------------------------   -------------------------------------
 8. Duke Energy Corp.                2.9     8. Oil & Gas Exploration & Production     1.3     8. Brazil                       0.7
-----------------------------------------   -----------------------------------------------   -------------------------------------
 9. FPL Group, Inc.                  2.8     9. Telecommunications Equipment           1.2     9. Japan                        0.5
-----------------------------------------   -----------------------------------------------   -------------------------------------
10. Energy East Corp.                2.6    10. Application Software                   1.0    10. Finland                      0.5
-----------------------------------------   -----------------------------------------------   -------------------------------------
The fund's portfolio is subject to change, and there is no assurance that the Fund will continue to hold a particular security.

                         AIM V.I. GLOBAL UTILITIES FUND                       83


         POSITIONS WERE INCREASED IN           telephone equipment and semiconductors,       the long term.
                 INDUSTRIES THAT HAD           where fundamentals had deteriorated.
                        SHOWN RECENT           However, wireless and integrated              AIM V.I. Global Utilities Fund
                  EARNINGS STRENGTH.           telecommunication services remained           seeks to achieve a high total
                                               significant in the portfolio, as did          return. The fund seeks to meet its
first quarter. The slowdown began a bit        broadcasting and cable TV.                    objective by investing in securities
later in Europe than in the United States.                                                   of domestic and foreign utility
The European Central Bank did not find it      WHAT ARE SOME HOLDINGS THAT CONTRIBUTED       companies.
advisable to cut interest rates until          POSITIVELY TO PERFORMANCE?
May 10, and then cut them only a quarter       A sampling includes Dynegy, a holding            The performance figures in this
point. Asia outperformed Europe, though        company with subsidiaries that market         report, which represent AIM V.I.
Japan had more serious economic problems       electricity, natural gas, coal, and other     Global Utilities Fund, are not
than the region as a whole. The MSCI           energy products in North America, the U.K.,   intended to reflect actual annuity
Europe, Australasia, Far East Index (EAFE),    and continental Europe; NiSource, a multi-    values, and they do not reflect
representing a large group of international    utility that distributes electricity, natural charges at the separate-account
stocks, showed a drop of -13.73% in the        gas and water in the midwestern and           level, and these charges would
first quarter, but braked its descent to       northeastern United States; and Duke Energy,  reduce the total return.
a second-quarter decline of only -1.32%        a leading U.S. marketer of electricity and
(in U.S.dollars).                              gas with additional plants and pipelines         The fund's performance figures
                                               in Australia and Latin America.               are historical, and they reflect
HOW DID ALL THIS AFFECT UTILITIES?                                                           fund expenses, the reinvestment
As other businesses underwent cutbacks,        HOW DID CONDITIONS STAND AT THE END OF        of distributions and changes in
demand for utilities contracted,               THE PERIOD?                                   net asset value.
reducing earnings. Investors' confidence       Markets remained volatile and economic           The fund's investment return and
in the sector was shaken by an acrimonious     indicators remained mixed. U.S. gross         principal value will fluctuate, so
confrontation in California over who was       domestic product, the broadest measure of the fund shares (when redeemed) may be
responsible for the state's "rolling           nation's economy, continued to grow during    worth more or less than their
blackouts." There and elsewhere, demand        the second quarter, though slowly. While      original cost.
for electrical power has climbed rapidly       capital spending by corporations remained        International investing presents
with the increasing use of computers and       weak, consumer spending remained strong;      certain risks not associated with
other electronic equipment. When a lingering   sales of autos and new and existing homes     investing solely in the United States.
drought cut hydroelectric generating           were brisk. Unemployment rose to 4.5% in      These include risks relating to
capacity in the western U.S., power shortages  June, but the Conference Board's Consumer     fluctuations in the value of the U.S.
hit a critical level, and the ensuing clamor   Confidence Index, closely watched as an       dollar relative to the value of other
over steep price hikes raised the specter of   indicator of future buying behavior, rose     currencies, the custody arrangements
price controls. Independent power generators   to its highest level of 2001.                 made for the fund's foreign holdings,
appear to be the state's best hope for                                                       differences in accounting procedures,
averting blackouts this summer.                AVERAGE ANNUAL TOTAL RETURNS                  political risks, and the lesser
                                                                                             degree of public information required
HOW DID YOU MANAGE THE FUND IN RESPONSE        As of 6/30/01                                 to be provided by non-U.S. companies.
TO THESE CONDITIONS?                           --------------------------                       The fund participates in the
The fundamentals remained quite solid among    Inception (5/2/94)  11.87%                    initial public offering (IPO) market,
utilities, but the period was a challenging    --------------------------                    and a significant portion of its
one for the fund. Investors were risk averse,  5 years             11.88                     returns is attributable to its
and value investing predominated, putting      --------------------------                    investment in IPOs, which had a
the fund's growth-oriented strategy out of     1 year             -18.50                     magnified impact when the fund's
favor. The April rally in growth stocks        --------------------------                    asset base was relatively small.
helped the fund, but earnings lagged in June,                                                There is no guarantee that, with a
when spot prices for electricity declined      Past performance cannot guarantee             larger asset base, the fund will
with seasonal temperatures. Performance        comparable future results. DUE TO             continue to experience substantially
was hampered by a valuation decline in         RECENT SIGNIFICANT MARKET VOLATILITY,         similar performance by investing
stocks with higher P/E ratios, as investors    RESULTS OF AN INVESTMENT MADE TODAY           in IPOs.
moved toward lower-P/E stocks.                 MAY DIFFER SUBSTANTIALLY FROM THE                Investing in a single-sector
   The fund made only moderate adjustments     HISTORICAL PERFORMANCE SHOWN.                 or single-region mutual fund may
to its holdings during the period.                                                           involve greater risk and potential
Positions were increased in industries            It is difficult to predict how             reward than investing in a more
that had shown recent earnings strength,       markets will behave, but despite              diversified fund.
such as electric utilities, gas utilities      economic bumpiness and the market's              The unmanaged MSCI Europe,
and multi-utilities. Investments in            short-term fluctuations, fund managers        Australia and the Far East Index
energy were primarily in natural-gas-related   believe that utilities remain a growth        (the EAFE(R)) is a group of foreign
companies. The fund reduced its positions in   industry that will prove its value over       securities tracked by Morgan Stanley
                                                                                             Capital International.
                                                                                                An investment cannot be made in
                                                                                             an index. Unless otherwise indicated,
                                                                                             index results include reinvested
                                                                                             dividends, and they do not reflect
                                                                                             sales charges or fund expenses.



84                  AIM V.I. GLOBAL UTILITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                            MARKET
                                                 SHARES      VALUE
DOMESTIC STOCKS - 71.70%

APPLICATION SOFTWARE - 0.06%

Henry (Jack) & Associates, Inc.                       900 $    27,900
=====================================================================
BROADCASTING & CABLE TV - 1.31%

General Motors Corp. - Class H(a)                   7,300     147,825
---------------------------------------------------------------------
Univision Communications Inc. - Class A(a)         10,900     466,302
=====================================================================
                                                              614,127
=====================================================================

CONSTRUCTION & ENGINEERING - 0.72%

Quanta Services, Inc.(a)                           15,200     335,008
=====================================================================

DIVERSIFIED METALS & MINING - 0.53%

Peabody Energy Corp.(a)                             7,500     245,625
=====================================================================

ELECTRIC UTILITIES - 34.89%

AES Corp. (The)(a)                                 18,100     779,205
---------------------------------------------------------------------
Allegheny Energy, Inc.                             35,500   1,712,875
---------------------------------------------------------------------
Calpine Corp.(a)                                   10,000     378,000
---------------------------------------------------------------------
Constellation Energy Group, Inc.                   33,200   1,414,320
---------------------------------------------------------------------
DTE Energy Co.                                     21,300     989,172
---------------------------------------------------------------------
Duke Energy Corp.                                  35,000   1,365,350
---------------------------------------------------------------------
Edison International(a)                            26,100     291,015
---------------------------------------------------------------------
Exelon Corp.                                       22,900   1,468,348
---------------------------------------------------------------------
FPL Group, Inc.                                    21,700   1,306,557
---------------------------------------------------------------------
Mirant Corp.(a)                                    20,064     690,201
---------------------------------------------------------------------
Montana Power Co. (The)(a)                         15,900     184,440
---------------------------------------------------------------------
Niagara Mohawk Holdings Inc.(a)                    59,400   1,050,786
---------------------------------------------------------------------
NRG Energy, Inc.(a)                                35,100     775,008
---------------------------------------------------------------------
PG&E Corp.(a)                                      19,000     212,800
---------------------------------------------------------------------
Pinnacle West Capital Corp.                        33,900   1,606,860
---------------------------------------------------------------------
Public Service Enterprise Group Inc.                5,500     268,950
---------------------------------------------------------------------
Reliant Energy, Inc.                               20,200     650,642
---------------------------------------------------------------------
Reliant Resources, Inc.(a)                          6,800     167,960
---------------------------------------------------------------------
Southern Co. (The)                                  7,800     181,350
---------------------------------------------------------------------
Xcel Energy, Inc.                                  28,000     796,600
=====================================================================
                                                           16,290,439
=====================================================================

GAS UTILITIES - 6.00%

El Paso Corp.                                       9,000     472,860
---------------------------------------------------------------------
El Paso Energy Cap Trust I - $2.38 Conv. Pfd.       8,000     526,000
---------------------------------------------------------------------
KeySpan Corp.                                       9,300     339,264
---------------------------------------------------------------------
NiSource Inc.                                      53,500   1,462,155
---------------------------------------------------------------------
                                                            2,800,279
=====================================================================

                                                            MARKET
                                                 SHARES      VALUE
HEAVY ELECTRICAL EQUIPMENT - 0.62%

Active Power, Inc.(a)                               8,100 $   135,108
---------------------------------------------------------------------
Global Power Equipment Group Inc.(a)                5,200     152,360
=====================================================================
                                                              287,468
=====================================================================

INTEGRATED OIL & GAS - 0.87%

Chevron Corp.                                       4,500     407,250
---------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES - 12.22%

BellSouth Corp.                                    22,500     906,075
---------------------------------------------------------------------
Broadwing Inc.(a)                                  39,924     976,142
---------------------------------------------------------------------
McLeodUSA Inc. - Class A(a)                        44,700     205,173
---------------------------------------------------------------------
Qwest Communications International Inc.(a)         22,900     729,823
---------------------------------------------------------------------
SBC Communications Inc.                            45,497   1,822,610
---------------------------------------------------------------------
Time Warner Telecom Inc. - Class A(a)               8,400     281,568
---------------------------------------------------------------------
Verizon Communications Inc.                        14,686     785,701
=====================================================================
                                                            5,707,092
=====================================================================

INTERNET SOFTWARE & SERVICES - 0.27%

Openwave Systems Inc.(a)                            3,700     128,390
=====================================================================

MULTI-UTILITIES - 10.76%

Aquila, Inc.(a)                                     8,300     204,595
---------------------------------------------------------------------
Dynegy Inc. - Class A                              33,700   1,567,050
---------------------------------------------------------------------
Energy East Corp.                                  58,900   1,231,599
---------------------------------------------------------------------
Enron Corp.                                        12,400     607,600
---------------------------------------------------------------------
Mirant Trust I - Series A, $3.13 Conv. Pfd.         3,200     230,400
---------------------------------------------------------------------
Williams Cos., Inc. (The)                          35,900   1,182,905
=====================================================================
                                                            5,024,149
=====================================================================

NETWORKING EQUIPMENT - 0.54%

Cisco Systems, Inc.(a)                              8,800     160,160
---------------------------------------------------------------------
Juniper Networks, Inc.(a)                           2,900      90,190
=====================================================================
                                                              250,350
=====================================================================

OIL & GAS EQUIPMENT & SERVICES - 0.50%

BJ Services Co.(a)                                  8,300     235,554
=====================================================================

OIL & GAS EXPLORATION & PRODUCTION - 1.27%

Anadarko Petroleum Corp.                            4,900     264,747
---------------------------------------------------------------------
Apache Corp.                                        6,500     329,875
=====================================================================
                                                              594,622
=====================================================================

TELECOMMUNICATIONS EQUIPMENT - 0.59%

Comverse Technology, Inc.(a)                        2,400     138,288
---------------------------------------------------------------------
JDS Uniphase Corp.(a)                              11,100     138,750
=====================================================================
                                                              277,038
=====================================================================

                         AIM V.I. GLOBAL UTILITIES FUND                       85

                                                                      MARKET
                                                           SHARES      VALUE
WIRELESS TELECOMMUNICATION SERVICES - 0.55%

MediaOne Group, Inc. - $3.04 Conv. Pfd.                    3,000 $    80,700
----------------------------------------------------------------------------
Western Wireless Corp. - Class A(a)                        4,100     176,300
============================================================================
                                                                     257,000
============================================================================
Total Domestic Stocks (Cost $29,293,615)                          33,482,291
============================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS - 12.67%

BRAZIL - 0.67%

Companhia Paranaense de Energia-Copel - ADR (Electric
 Utilities)                                               41,800     313,918
============================================================================
CANADA - 1.05%
Nortel Networks Corp. (Telecommunications Equipment)       5,700      51,813
----------------------------------------------------------------------------
TELUS Corp. (Integrated Telecommunication Services)        4,955     111,612
----------------------------------------------------------------------------
TELUS Corp. - Class A (Integrated Telecommunication
 Services)                                                 1,651      35,841
----------------------------------------------------------------------------
Westcoast Energy Inc. (Gas Utilities)                     12,400     291,896
============================================================================
                                                                     491,162
============================================================================

FINLAND - 0.48%

Nokia Oyj - ADR (Telecommunications Equipment)            10,100     222,604
============================================================================

FRANCE - 1.57%

Suez S.A. (Multi-Utilities)                               15,400     496,016
----------------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)                   1,700     238,328
============================================================================
                                                                     734,344
============================================================================

GERMANY - 0.71%

E.On A.G. (Electric Utilities)(a)                          6,320     328,909
============================================================================

ITALY - 1.08%

ACEA S.p.A. (Multi-Utilities)                             40,000     300,050
----------------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated Telecommunication
 Services)                                                43,100     206,038
============================================================================
                                                                     506,088
============================================================================

JAPAN - 0.52%

NTT DoCoMo, Inc. (Wireless Telecommunication Services)        14     243,586
============================================================================

SOUTH KOREA - 0.37%

Korea Telecom Corp. - ADR (Integrated Telecommunication
 Services)                                                 7,812     171,708
============================================================================

SPAIN - 2.13%

Endesa, S.A. (Electric Utilities)                         28,200     450,320
----------------------------------------------------------------------------
Telefonica, S.A. (Integrated Telecommunication
 Services)(a)                                             44,164     545,030
============================================================================
                                                                     995,350
============================================================================

                                                                   MARKET
                                                        SHARES      VALUE
UNITED KINGDOM - 4.09%

Amdocs Ltd. (Application Software)(a)                      6,700 $   360,795
----------------------------------------------------------------------------
Kelda Group PLC (Water Utilities)                         66,774     366,747
----------------------------------------------------------------------------
National Grid Group PLC (Electric Utilities)              16,313     120,382
----------------------------------------------------------------------------
Scottish Power PLC (Electric Utilities)                   88,250     649,997
----------------------------------------------------------------------------
United Utilities PLC (Multi-Utilities)                    18,800     178,316
----------------------------------------------------------------------------
Vodafone Group PLC (Wireless Telecommunication
 Services)                                               105,096     233,111
============================================================================
                                                                   1,909,348
============================================================================
Total Foreign Stocks & Other Equity Interests
 (Cost $6,953,933)                                                 5,917,017
============================================================================

                                                      PRINCIPAL
                                                        AMOUNT
U.S. DOLLAR DENOMINATED BONDS & NOTES - 3.60%

COMPUTER HARDWARE - 0.20%

Candescent Technologies Corp., Sr. Conv. Unsec. Gtd.
 Sub. Deb., 8.00%, 05/01/03 (Acquired 04/17/98-
 04/19/01; Cost $440,425)(b)(c)(d)                    $  527,000      94,860
============================================================================

ELECTRIC UTILITIES - 0.94%

AES Corp. (The), Sr. Unsec. Sub. Notes,
 10.25%, 07/15/06                                        100,000     101,000
----------------------------------------------------------------------------
Arizona Public Service Co., Deb., 8.00%, 12/30/15         75,000      74,293
----------------------------------------------------------------------------
Mirant Corp., Sr. Notes, 7.90%, 07/15/09 (Acquired
 10/16/00; Cost $255,496)(b)                             270,000     265,953
============================================================================
                                                                     441,246
============================================================================

GAS UTILITIES - 1.00%

Limestone Electron Trust, Sr. Notes, 8.63%, 03/15/03
 (Acquired 03/15/00; Cost $450,000)(b)                   450,000     467,689
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES - 0.34%
AT&T Corp., Unsec. Notes, 7.75%, 03/01/07                150,000     157,757
============================================================================

MULTI-UTILITIES - 1.12%

Dynegy Inc., Sr. Unsec. Deb., 7.13%, 05/15/18            100,000      93,969
----------------------------------------------------------------------------
Enron Corp., Sr. Sub. Deb., 8.25%, 09/15/12              400,000     426,976
============================================================================
                                                                     520,945
============================================================================
Total U.S. Dollar Denominated Bonds & Notes
 (Cost $2,018,072)                                                 1,682,497
============================================================================


                                                      PRINCIPAL
                                                      AMOUNT(e)
NON-U.S. DOLLAR DENOMINATED BONDS & NOTES - 1.27%
CANADA - 0.15%

Teleglobe Canada Inc. (Integrated Telecommunication
 Services), Unsec. Deb.,
 8.35%, 06/20/03                                 CAD     100,000      67,881
============================================================================

86                       AIM V.I. GLOBAL UTILITIES FUND

                                                          PRINCIPAL    MARKET
                                                          AMOUNT(e)     VALUE
UNITED KINGDOM - 1.12%

National Grid Co. PLC (Electric Utilities), Conv. Bonds,
 4.25%, 02/17/08 (Acquired 02/05/98; Cost
 $397,800)(b)                                        GBP     240,000 $   461,055
--------------------------------------------------------------------------------
National Grid Co. PLC - Series RG (Electric Utilities),
 Conv. Bonds, 4.25%, 02/17/08                        GBP      32,000      63,317
================================================================================
                                                                         524,372
================================================================================
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost
 $530,116)                                                               592,253
================================================================================

                                                            SHARES
MONEY MARKET FUNDS - 10.08%

STIC Liquid Assets Portfolio(f)                            2,352,806   2,352,806
--------------------------------------------------------------------------------
STIC Prime Portfolio(f)                                    2,352,806   2,352,806
================================================================================
Total Money Market Funds (Cost $4,705,612)                             4,705,612
================================================================================
TOTAL INVESTMENTS - 99.32%
 (COST $43,501,348)                                                   46,379,670
================================================================================
OTHER ASSETS LESS LIABILITIES - 0.68%                                    315,615
================================================================================
NET ASSETS - 100.00%                                                 $46,695,285
================================================================================




See Notes to Financial Statements.

Investment Abbreviations:

ADR    - American Depositary Receipt
CAD    - Canadian Dollars
Conv.  - Convertible
Deb.   - Debentures
GBP    - British Pound Sterling
Gtd.   - Guaranteed
Pfd.   - Preferred
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/01 was $1,289,557, which represented 2.76% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.

                        AIM V.I. GLOBAL UTILITIES FUND                       87

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $43,501,348)  $46,379,670
============================================================
Foreign currencies, at value (cost $190,677)         190,813
------------------------------------------------------------
Receivables for:
 Investments sold                                     66,432
------------------------------------------------------------
 Fund shares sold                                     74,967
------------------------------------------------------------
 Dividends and interest                              118,749
------------------------------------------------------------
Investment for deferred compensation plan             33,931
============================================================
  Total assets                                    46,864,562
============================================================

LIABILITIES:

Payables for:
 Fund shares reacquired                                  468
------------------------------------------------------------
 Deferred compensation plan                           33,931
------------------------------------------------------------
Accrued administrative services fees                  95,722
------------------------------------------------------------
Accrued operating expenses                            39,156
============================================================
  Total liabilities                                  169,277
============================================================
Net assets applicable to shares outstanding      $46,695,285
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Outstanding                                        2,520,718
============================================================
Net asset value                                  $     18.52
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $9,767)             $   420,386
-----------------------------------------------------------------------------
Dividends from affiliated money market funds                         129,125
-----------------------------------------------------------------------------
Interest                                                              74,031
=============================================================================
  Total investment income                                            623,542
=============================================================================

EXPENSES:

Advisory fees                                                        156,393
-----------------------------------------------------------------------------
Administrative services fees                                          59,841
-----------------------------------------------------------------------------
Custodian fees                                                        13,562
-----------------------------------------------------------------------------
Trustees' fees                                                         4,655
-----------------------------------------------------------------------------
Other                                                                 19,269
=============================================================================
  Total expenses                                                     253,720
=============================================================================
Less: Expenses paid indirectly                                           (26)
-----------------------------------------------------------------------------
  Net expenses                                                       253,694
=============================================================================
Net investment income                                                369,848
=============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                              (182,802)
-----------------------------------------------------------------------------
 Foreign currencies                                                    9,573
-----------------------------------------------------------------------------
 Option contracts written                                             24,935
=============================================================================
                                                                   (148,294)
=============================================================================
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                            (6,673,155)
-----------------------------------------------------------------------------
 Foreign currencies                                                  (32,163)
=============================================================================
                                                                  (6,705,318)
=============================================================================
Net gain (loss) from investment securities, foreign currencies
 and option contracts                                             (6,853,612)
=============================================================================
Net increase (decrease) in net assets resulting from operations  $(6,483,764)
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

88                       AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                    JUNE 30,    DECEMBER  31,
                                                      2001          2000
                                                   -----------  -------------
OPERATIONS:
 Net investment income                             $   369,848   $   582,538
-----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities, foreign currencies and option
  contracts                                           (148,294)    3,402,734
-----------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities and
  foreign currencies                                (6,705,318)   (5,695,594)
=============================================================================
  Net increase (decrease) in net assets resulting
   from operations                                  (6,483,764)   (1,710,322)
=============================================================================
 Distributions to shareholders from net investment
  income                                                    --      (500,978)
-----------------------------------------------------------------------------
 Distributions to shareholders from net realized
  gains                                                     --    (1,969,536)
-----------------------------------------------------------------------------
 Share transactions - net                            3,642,827    13,944,792
=============================================================================
  Net increase (decrease) in net assets             (2,840,937)    9,763,956
=============================================================================

NET ASSETS:

 Beginning of period                                49,536,222    39,772,266
=============================================================================
 End of period                                     $46,695,285   $49,536,222
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                     $39,646,529   $36,003,702
-----------------------------------------------------------------------------
 Undistributed net investment income                   856,180       496,709
-----------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities, foreign currencies and option
  contracts                                          3,314,862     3,463,156
-----------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currencies                             2,877,714     9,572,655
=============================================================================
                                                   $46,695,285   $49,536,222
_____________________________________________________________________________
=============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Global Utilities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective July 16, 2001, the Fund will offer two classes of shares, Series I and Series II. The Fund's investment objective is to achieve a high total return.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees.

                        AIM V.I. GLOBAL UTILITIES FUND                       89

    Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $10,377 reduction in the cost of securities and a corresponding $10,377 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001.
 The effect of this change in 2001 was to decrease net investment income by $1,885, increase net unrealized gains and losses by $1,790, increase net realized gains and losses by $95, decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.01%.

NOTE 3 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $59,841 of which AIM retained $24,795 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $1,287 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4 - INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in custodian fees of $26 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $26.

NOTE 5 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

90                      AIM V.I. GLOBAL UTILITIES FUND

NOTE 7 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $8,138,296 and $5,618,483, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities    $6,743,979
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities  (3,877,587)
=========================================================================
Net unrealized appreciation of investment securities          $2,866,392
=========================================================================

Cost of investments for tax purposes is $43,513,278.

NOTE 8 - CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2001 are summarized as follows:

                                                           CALL OPTION
                                                            CONTRACTS
                                                       ------------------
                                                       NUMBER OF PREMIUMS
                                                       CONTRACTS RECEIVED
                                                       --------- --------
Beginning of period                                       --    $     --
-------------------------------------------------------------------------
Written                                                   37      24,935
-------------------------------------------------------------------------
Expired                                                  (37)    (24,935)
=========================================================================
End of period                                             --    $     --
=========================================================================

NOTE 9 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                              JUNE 30, 2001        DECEMBER 31, 2000
                           ---------------------  ---------------------
                            SHARES     AMOUNT      SHARES     AMOUNT
                           --------  -----------  --------  -----------
Sold                        428,542  $ 8,553,572   794,317  $18,939,179
------------------------------------------------------------------------
Issued as reinvestment of
 dividends                       --           --   115,824    2,470,514
------------------------------------------------------------------------
Reacquired                 (249,213)  (4,910,745) (313,018)  (7,464,901)
========================================================================
                            179,329  $ 3,642,827   597,123  $13,944,792
________________________________________________________________________
========================================================================

NOTE 10 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                SIX MONTHS
                                                  ENDED                  YEAR ENDED DECEMBER 31,
                                                 JUNE 30,        --------------------------------------------
                                                 2001(a)         2000(a)   1999(a)   1998     1997     1996
                                                ----------       -------   -------  -------  -------  -------
Net asset value, beginning of period             $ 21.16         $ 22.80   $ 17.36  $ 15.26  $ 12.55  $ 11.64
=================================================================================================================
Income from investment operations:
 Net investment income                              0.15(b)         0.29      0.32     0.35     0.32     0.40
-----------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
  realized and unrealized)                         (2.79)          (0.80)     5.49     2.15     2.40     0.99
=================================================================================================================
  Total from investment operations                 (2.64)          (0.51)     5.81     2.50     2.72     1.39
=================================================================================================================
Less distributions:
 Dividends from net investment income                 --           (0.23)    (0.37)   (0.28)      --    (0.41)
-----------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains                --           (0.90)       --    (0.12)   (0.01)   (0.07)
=================================================================================================================
  Total distributions                                 --           (1.13)    (0.37)   (0.40)   (0.01)   (0.48)
=================================================================================================================
Net asset value, end of period                   $ 18.52         $ 21.16   $ 22.80  $ 17.36  $ 15.26  $ 12.55
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(c)                                   (12.48)%         (2.28)%   33.56%   16.49%   21.63%   12.07%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $46,695         $49,536   $39,772  $28,134  $22,079  $13,576
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets             1.06%(d)        1.10%     1.14%    1.11%    1.28%    1.40%(e)
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of net investment income
 to average net assets                              1.49%(b)(d)     1.23%     1.72%    2.46%    2.81%    3.56%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                               13%             50%       45%      32%      28%      47%
_________________________________________________________________________________________________________________
=================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.16 and the ratio of net investment income to average net assets would have been 1.50%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $48,491,058.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55%.

                        AIM V.I. GLOBAL UTILITIES FUND                       91


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                TRANSFER AGENT AND CUSTODIAN
Owen Daly II                                        Treasurer
Formerly Director                                                                     State Street Bank and Trust Company
Cortland Trust, Inc.                                Robert G. Alley                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    COUNSEL TO THE FUNDS
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        Foley & Lardner
Magellan Insurance Company                          Melville B. Cox                   3000 K N.W., Suite 500
                                                    Vice President                    Washington, D.C. 20007
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Kramer, Levin, Naftalis & Frankel LLP
and Chief Operating Officer                         Edgar M. Larsen                   919 Third Avenue
Mercantile-Safe Deposit & Trust Co.;                Vice President                    New York, NY 10022
and President, Mercantile Bankshares
                                                    Mary J. Benson                    DISTRIBUTOR
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               A I M Distributors, Inc.
Twenty First Century Group, Inc.;                                                     11 Greenway Plaza
Formerly Member of the U.S.                         Sheri Steward Morris              Suite 100
House of Representatives                            Assistant Vice President and      Houston, TX 77046
                                                    Assistant Treasurer
Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM V.I. GOVERNMENT SECURITIES FUND

GOVERNMENT BONDS CONTINUE TO PROVIDE
SAFE HAVEN

HOW DID AIM V.I. GOVERNMENT SECURITIES                 THE FIRST OF SIX INTEREST RATE    cutting the federal funds rate--which
FUND PERFORM DURING THE REPORTING PERIOD?           REDUCTIONS BY THE FED OCCURRED ON    banks use on overnight loans to each
Government bond funds continued to do what     JANUARY 3, 2001--JUST THREE DAYS AFTER    other--throughout the first half of the
they are designed to do, and more. They                    THE START OF THE NEW YEAR.    year. Those rate cuts dropped the fed
provided a safe, steady return, while                                                    funds target from 6.5% at the very
offsetting the negative effects of a           HOW DID INTEREST RATE TRENDS INFLUENCE    beginning of the year to 3.75% by the
sometimes volatile stock market. For           FIXED-INCOME SECURITIES DURING THE        end of the second quarter. This marks
the six-month reporting period ended June      REPORTING PERIOD?                         the Fed's most aggressive easing ever
30, 2001, AIM V.I. Government Securities       After altering its economic bias in       in a six-month period.
Fund posted a return of 2.15%. Indeed,         December, the Federal Reserve (the Fed)      In a June 27 statement, the Fed
investors with high-quality bonds in           wasted no time lowering interest rates    mentioned their recurring concerns of
their portfolios reaped the benefits of        in 2001. The first of six rate            poor business profitability and weak
diversification as the S&P 500 Index--         reductions occurred on January 3, 2001--  capital expenditures. They also felt
considered representative of the stock         just three days after the start of the    economic risks were still weighted
market--returned -6.69% for the same           new year. Prompting this move was a       toward further weakness. In "Fed speak"
period.                                        clearly weakening U.S. economy and an     that indicates an easing bias and the
   The fund's net assets have nearly           increasing view that the U.S. may         possibility of future rate reductions.
doubled in six months. On December 31,         actually be falling into recession.
2000, the fund's net assets stood at           After that first early-January rate       HOW DID THE BOND MARKET REACT TO
$84.0 million; that figure grew to $153.1      reduction, the Fed continued              THESE RATE CUTS?
million by June 30, 2001.                                                               The bond market tends to be more art
                                                                                        than science. Rate changes don't
PORTFOLIO COMPOSITION                                                                   necessarily have the same impact on all
                                                                                        bonds. What typically happens when the
As of 6/30/01, based on total investments                                               Fed cuts rates is the yield curve--a
                                                                                        graph of Treasury security yields from
CASH EQUIVALENTS AND OTHER 25.35%                                                       three months to 30 years--steepens.
                                   pie          MORTGAGE OBLIGATIONS 38.09%             That simply means shorter-maturity
                                  chart                                                 securities are yielding less than
U.S. AGENCY OBLIGATIONS 21.14%     here                                                 longer-maturity bonds. And that's the
                                             U.S. TREASURY OBLIGATIONS 15.42%           current bond market environment--as
                                                                                        the Fed has cut rates, shorter-term
The fund's holdings are subject to change, and there is no assurance that the           yields have fallen more dramatically
fund will continue to hold any  particular security.                                    than longer-term yields.
                                                                                           In fact, at the longer end of the
                                                                                        curve, yields have actually risen.
                                                                                        Contributing to the rise in longer-
                                                                                        term yields is hope of economic
                                                                                        recovery/growth in the second half
                                                                                        of the year and the fact that the
                                                                                        economy hasn't slowed as much as many
                                                                                        had feared.

                      AIM V.I. GOVERNMENT SECURITIES FUND                   93


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

GROWTH OF TOTAL NET ASSETS                     WHAT IS THE FUND'S STRATEGY AND           AVERAGE ANNUAL TOTAL RETURNS
(in millions)                                  PRESENT ASSET ALLOCATION?
                                               Our objective is to provide price         As of 6/30/01
                         $153.1                stability and income through a            -------------------------
        $84.0                                  combination of Treasuries, government     Inception (5/5/93)  5.31%
        bar chart here                         agency debentures, mortgage-backed        -------------------------
      12/31/00           6/30/01               securities and cash equivalents.          5 years             6.14
                                                  During the year, we increased our      -------------------------
DESCRIBE THE YIELD CURVE ENVIRONMENT           exposure to agency debentures by moving   1 year              8.71
DURING THE REPORTING PERIOD.                   assets from Treasuries into agencies.     -------------------------
The current yield curve environment stands     This benefited the fund as agency yields
in stark contrast to last year when            tightened against Treasuries.             Past performance cannot guarantee
the yield curve was literally turned              A large portion of the fund's core     comparable future results. DUE TO
upside down or inverted. With an inverted      holdings are in mortgage-backed           RECENT MARKET VOLATILITY, RESULTS OF
curve, short-term Treasuries actually          securities. Our carefully selected        AN INVESTMENT MADE TODAY MAY DIFFER
yield more than longer-term ones. A            high-coupon mortgages did not see the     SUBSTANTIALLY FROM THE HISTORICAL
series of rate hikes through May of            same surge in refinancing as many         PERFORMANCE SHOWN. CALL YOUR FINANCIAL
last year, combined with a government          mortgage securities. This selection       ADVISOR FOR MORE CURRENT PERFORMANCE.
buyback program, forged this rather            proved advantageous because we could
unusual situation.                             continue earning high coupons instead        AIM V.I. Government Securities Fund
                                               of having to reinvest prepayment at       seeks to achieve a high level of
                 ONE MAIN REASON YOU BUY       falling interest rates.                   current income consistent with
                  A GOVERNMENT BOND FUND          We try to keep our allocations         reasonable concern for safety of
      IS TO PROVIDE PEACE OF MIND DURING       fairly stable, and de-emphasize long      principal. The fund seeks to meet
    VOLATILE MARKETS BY HAVING ASSETS IN       duration bets. Our strategy is to keep    its objective by investing in debt
       FUNDS WITH RELATIVELY STABLE NAVS.      the fund's duration between three and     securities issued, guaranteed or
                                               five years. As of June 30, 2001, the      otherwise backed by the U.S. government.
   Back to our current environment, a          fund's average duration was 3.82 years.      The performance figures shown here,
steeper yield curve typically means                                                      which represent AIM V.I. Government
good demand for non-Treasury securities        ANY FINAL THOUGHTS?                       Securities Fund, are not intended to
like agencies and corporate bonds.             As we begin the second half of 2001,      reflect actual annuity values, and they
That's because banks and other market          the Fed has already eased 275 basis       do not reflect changes at the separate-
participants can borrow money at low           points (2.75%) thus far this year. It     account level, and these charges would
short-term yields and invest in                is approximately six months since the     reduce the total return. AIM V.I.
higher-yielding, longer-term securities        first Fed cut--a time when policy         Government Securities Fund's performance
and profit on the difference in yields.        change has historically started           figures are historical, and they reflect
That demand, coupled with investors            affecting the economy.                    fund expenses, the reinvestment of
looking for more yield than they can              Beyond any economic outlook,           distributions and changes in net asset
get on lower-yielding Treasuries, has          however, 2001 continues to illustrate     value. The fund's investment return and
meant that agencies and corporate bonds        the value bonds play in a                 principal value will fluctuate, so fund
have outperformed Treasuries thus far          diversified portfolio. One main reason    shares, when redeemed, may be worth more
this year.                                     you buy a government bond fund is to      or less than their original cost.
                                               provide peace of mind during volatile        The unmanaged Standard & Poor's
                                               markets by having assets in funds with    Composite Index of 500 stocks (the S&P
                                               relatively stable NAVs. Recent market     500) is an index frequently used as a
                                               volatility provides a reminder that       general measure of U.S. stock market
                                               equities do have down periods and that    performance.
                                               there are asset classes that will            U.S. Treasury securities such as
                                               perform well when the stock market is     bills, notes and bonds offer a high
                                               down.                                     degree of safety, and they guarantee
                                                                                         the timely payment of principal and
                                                                                         interest if held to maturity. Fund
                                                                                         shares are not insured, and their
                                                                                         value will vary with market conditions.
                                                                                            An investment cannot be made in an
                                                                                         index. Unless otherwise indicated, index
                                                                                         results include reinvested dividends
                                                                                         and they do not reflect sales charges
                                                                                         or fund expenses.

94                      AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                    PRINCIPAL     MARKET
                                                     AMOUNT       VALUE
U.S. GOVERNMENT AGENCY SECURITIES - 76.76%

FEDERAL FARM CREDIT BANK - 6.77%

Bonds,
 6.00%, 06/11/08 to 03/07/11                       $ 5,600,000 $  5,507,238
---------------------------------------------------------------------------
Medium Term Notes,
 5.70%, 01/18/05                                     2,600,000    2,618,044
---------------------------------------------------------------------------
 5.75%, 12/07/28                                     2,500,000    2,248,025
===========================================================================
                                                                 10,373,307
===========================================================================

FEDERAL HOME LOAN BANK - 10.51%

Medium Term Notes,
 8.17%, 12/16/04                                       400,000      439,348
---------------------------------------------------------------------------
Unsec. Bonds,
 5.38%, 09/13/04                                     1,325,000    1,328,220
---------------------------------------------------------------------------
 7.25%, 05/13/05 to 02/15/07                         4,700,000    5,009,015
---------------------------------------------------------------------------
 8.00%, 05/24/05                                     1,860,000    1,916,842
---------------------------------------------------------------------------
 8.10%, 05/24/05                                     2,720,000    2,805,490
---------------------------------------------------------------------------
 6.50%, 11/15/05                                     3,000,000    3,114,570
---------------------------------------------------------------------------
 5.50%, 07/06/06                                     1,500,000    1,485,000
===========================================================================
                                                                 16,098,485
===========================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
 (FHLMC) - 28.48%

Debentures,
 7.21%, 03/19/07                                     1,400,000    1,425,256
---------------------------------------------------------------------------
Pass Through Ctfs.,
 6.00%, 11/01/08 to 09/01/13                           854,696      853,627
---------------------------------------------------------------------------
 6.50%, 12/01/08 to 08/01/28                         3,400,119    3,380,060
---------------------------------------------------------------------------
 7.00%, 11/01/10 to 02/01/31                         5,414,816    5,462,416
---------------------------------------------------------------------------
 10.50%, 08/01/19                                       76,241       84,317
---------------------------------------------------------------------------
 8.50%, 09/01/20 to 10/01/29                         4,242,159    4,486,891
---------------------------------------------------------------------------
 10.00%, 03/01/21                                    5,791,897    6,313,167
---------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 6.50%, 07/01/16 to 07/01/31(a)(b)                  10,000,000    9,976,381
---------------------------------------------------------------------------
 7.00%, 07/01/31(a)(b)                               5,000,000    5,030,229
---------------------------------------------------------------------------
 7.50%, 08/01/31(a)                                  2,000,000    2,039,375
---------------------------------------------------------------------------
Unsec. Notes,
 6.63%, 09/15/09                                     4,400,000    4,553,384
===========================================================================
                                                                 43,605,103
===========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (FNMA) - 21.23%

Medium Term Notes,
 7.38%, 03/28/05                                       300,000      318,933
---------------------------------------------------------------------------
Notes,
 7.55%, 04/22/02                                       400,000      410,508
---------------------------------------------------------------------------

                                                    PRINCIPAL     MARKET
                                                     AMOUNT       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -
  (CONTINUED)
Pass Through Ctfs.,
 7.00%, 03/01/04 to 01/01/28                       $ 4,419,534 $  4,494,563
---------------------------------------------------------------------------
 7.50%, 11/01/09 to 07/01/27                         1,192,402    1,226,449
---------------------------------------------------------------------------
 6.50%, 10/01/10 to 09/01/27                         1,238,792    1,245,185
---------------------------------------------------------------------------
 10.00%, 03/01/16                                      456,015      504,038
---------------------------------------------------------------------------
 8.00%, 09/01/22 to 02/01/30                         1,931,691    2,017,456
---------------------------------------------------------------------------
 8.50%, 09/01/24 to 11/01/26                         7,196,850    7,659,351
---------------------------------------------------------------------------
STRIPS,(c)
 7.37%, 10/09/19                                     1,800,000      534,258
---------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 6.50%, 07/01/16(a)(b)                               4,000,000    4,015,544
---------------------------------------------------------------------------
 7.50%, 08/01/31(a)                                  3,000,000    3,059,062
---------------------------------------------------------------------------
 8.00%, 08/01/31(a)                                  2,000,000    2,065,625
---------------------------------------------------------------------------
Unsec. Medium Term Notes,
 6.69%, 08/07/01                                       500,000      501,530
---------------------------------------------------------------------------
Unsec. Notes,
 6.63%, 09/15/09 to 11/15/10                         4,300,000    4,449,847
===========================================================================
                                                                 32,502,349
===========================================================================
FINANCIAL ASSISTANCE CORP. - 0.05%
Gtd. Bonds,
 9.38%, 07/21/03                                        75,000       81,796
===========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -
  6.50%

Pass Through Ctfs.,
 9.50%, 08/15/03 to 09/15/16                            31,486       34,444
---------------------------------------------------------------------------
 7.50%, 03/15/08 to 08/15/28                         1,610,084    1,657,605
---------------------------------------------------------------------------
 9.00%, 09/15/08 to 10/15/16                            68,814       73,839
---------------------------------------------------------------------------
 11.00%, 10/15/15                                       22,208       24,991
---------------------------------------------------------------------------
 10.50%, 09/15/17 to 11/15/19                           17,716       19,812
---------------------------------------------------------------------------
 10.00%, 06/15/19                                      436,547      486,750
---------------------------------------------------------------------------
 6.50%, 12/15/23                                       311,147      310,369
---------------------------------------------------------------------------
 8.00%, 07/15/24 to 07/15/26                         4,415,102    4,619,985
---------------------------------------------------------------------------
 7.00%, 04/15/28 to 06/15/28                         2,697,460    2,725,271
===========================================================================
                                                                  9,953,066
===========================================================================

PRIVATE EXPORT FUNDING COMPANY - 0.91%

Debentures,
 7.30%, 01/31/02                                       300,000      305,415
---------------------------------------------------------------------------
Sec. Gtd. Notes,
 7.65%, 05/15/06                                     1,000,000    1,089,030
===========================================================================
                                                                  1,394,445
===========================================================================

STUDENT LOAN MARKETING ASSOCIATION - 0.10%

Medium Term Notes,
 6.50%, 08/01/02                                       150,000      153,478
===========================================================================

                      AIM V.I. GOVERNMENT SECURITIES FUND                    95

                                                    PRINCIPAL     MARKET
                                                     AMOUNT       VALUE
TENNESSEE VALLEY AUTHORITY - 2.21%

Series A, Bonds,
 5.63%, 01/18/11                                   $ 1,500,000 $  1,443,750
----------------------------------------------------------------------------
Series G, Bonds,
 5.38%, 11/13/08                                     2,000,000    1,941,780
============================================================================
                                                                  3,385,530
============================================================================
Total U.S. Government Agency Securities
 (Cost $117,667,102)                                            117,547,559
============================================================================

U.S. TREASURY SECURITIES - 19.98%

U.S. TREASURY NOTES - 17.10%

6.75%, 05/15/05(d)                                   7,800,000    8,309,418
----------------------------------------------------------------------------
5.75%, 11/15/05(d)                                   4,900,000    5,048,127
----------------------------------------------------------------------------
7.88%, 11/15/07                                      1,150,000    1,205,154
----------------------------------------------------------------------------
6.50%, 02/15/10                                     10,820,000   11,627,605
============================================================================
                                                                 26,190,304
============================================================================

U.S. TREASURY BONDS - 2.21%

9.25%, 02/15/16                                        550,000      735,454
----------------------------------------------------------------------------
7.63%, 02/15/25                                        550,000      669,487
----------------------------------------------------------------------------
6.88%, 08/15/25                                        500,000      561,490
----------------------------------------------------------------------------
5.38%, 02/15/31                                      1,500,000    1,422,660
============================================================================
                                                                  3,389,091
============================================================================

U.S. TREASURY STRIPS - 0.67%(C)

5.38%, 05/15/06                                        750,000      586,523
----------------------------------------------------------------------------
6.79%, 11/15/18                                      1,250,000      438,525
============================================================================
                                                                  1,025,048
============================================================================
Total U.S. Treasury Securities (Cost $30,543,749)                30,604,443
============================================================================

                                                     SHARES
MONEY MARKET FUNDS - 24.88%

STIT Government & Agency Portfolio
 (Cost $38,106,292)(e)                              38,106,292   38,106,292
============================================================================

                                                    PRINCIPAL
                                                     AMOUNT
REPURCHASE AGREEMENTS - 7.97%(f)

Westdeutsche Landesbank Girozentrale (Germany)
 4.11%, 07/02/01 (Cost $12,200,000)(g)             $12,200,000   12,200,000
============================================================================
TOTAL INVESTMENTS - 129.59%
 (COST $198,517,143)                                            198,458,294
============================================================================
OTHER ASSETS LESS LIABILITIES - (29.59%)                        (45,317,445)
============================================================================
NET ASSETS - 100.00%                                           $153,140,849
============================================================================

Investment Abbreviations:

Ctfs. - Certificates
Gtd. - Guaranteed
Sec. - Secured
STRIPS - Separately Traded Registered Interest and Principal Security TBA - To Be Announced
Unsec. - Unsecured

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Securities purchased on a forward commitment basis.
(b) Securities are subject to dollar roll transactions. See Note 1 Section B.
(c) STRIPS are traded on a discount basis. The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) Principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at 06/30/01.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Joint repurchase agreement entered into 06/29/01 with a maturing value of $250,082,708 and collateralized by U.S. Government obligations.


See Notes to Financial Statements.

96                    AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $198,517,143)  $198,458,294
==============================================================
Receivables for:
 Investments sold                                    7,070,104
--------------------------------------------------------------
 Fund shares sold                                      200,653
--------------------------------------------------------------
 Dividends and interest                              1,577,842
--------------------------------------------------------------
 Principal paydowns                                    170,261
--------------------------------------------------------------
Investment for deferred compensation plan               37,706
==============================================================
  Total assets                                     207,514,860
==============================================================

LIABILITIES:

Payables for:
 Investments purchased                              40,646,906
--------------------------------------------------------------
 Fund shares reacquired                                 10,947
--------------------------------------------------------------
 Reverse repurchase agreements                      13,462,875
--------------------------------------------------------------
 Interest expense                                        7,425
--------------------------------------------------------------
 Deferred compensation plan                             37,706
--------------------------------------------------------------
Accrued administrative services fees                   156,927
--------------------------------------------------------------
Accrued operating expenses                              51,225
==============================================================
  Total liabilities                                 54,374,011
==============================================================
Net assets applicable to shares outstanding       $153,140,849
______________________________________________________________
==============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Outstanding                                         13,433,237
--------------------------------------------------------------
Net asset value                                   $      11.40
______________________________________________________________
==============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                                         $ 3,830,600
-----------------------------------------------------------------------------
Dividends from affiliated money market funds                         765,986
=============================================================================
  Total investment income                                          4,596,586
=============================================================================

EXPENSES:

Advisory fees                                                        332,611
-----------------------------------------------------------------------------
Administrative services fees                                         140,365
-----------------------------------------------------------------------------
Custodian fees                                                        18,886
-----------------------------------------------------------------------------
Interest                                                             336,705
-----------------------------------------------------------------------------
Trustees' fees                                                         5,208
-----------------------------------------------------------------------------
Other                                                                 27,001
=============================================================================
  Total expenses                                                     860,776
=============================================================================
Net investment income                                              3,735,810
=============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                          77,104
=============================================================================

Change in net unrealized appreciation (depreciation) of
 investment securities                                            (1,595,976)
-----------------------------------------------------------------------------
Net gain (loss) from investment securities                        (1,518,872)
=============================================================================
Net increase in net assets resulting from operations             $ 2,216,938
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND                     97

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                       JUNE 30,    DECEMBER 31,
                                                         2001          2000
                                                     ------------  ------------
OPERATIONS:

 Net investment income                               $  3,735,810  $ 4,322,052
-------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities       77,104     (921,238)
-------------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities              (1,595,976)   3,668,816
===============================================================================
  Net increase in net assets resulting from
   operations                                           2,216,938    7,069,630
===============================================================================
 Distributions to shareholders from net investment
  income                                                       --   (3,633,258)
-------------------------------------------------------------------------------
 Share transactions - net                              66,921,837    9,804,480
===============================================================================
  Net increase in net assets                           69,138,775   13,240,852
===============================================================================

NET ASSETS:

 Beginning of period                                   84,002,074   70,761,222
===============================================================================
 End of period                                       $153,140,849  $84,002,074
_______________________________________________________________________________
===============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                       $147,591,135  $80,669,298
-------------------------------------------------------------------------------
 Undistributed net investment income                    8,023,164    4,287,354
-------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                                (2,414,601)  (2,491,705)
-------------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of
  investment securities                                   (58,849)   1,537,127
===============================================================================
                                                     $153,140,849  $84,002,074
_______________________________________________________________________________
===============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Government Securities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective July 16, 2001, the Fund will offer two classes of shares, Series I and Series II. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed

98                    AIM V.I. GOVERNMENT SECURITIES FUND
   securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.
    Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.
   Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
   The Fund has a capital loss carryforward of $2,472,134 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.50% on the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $140,365 of which AIM retained $24,795 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $1,324 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements.
 The maximum amount outstanding during the six months ended June 30, 2001 was $24,751,875 while borrowings averaged $14,035,485 per day with a weighted average interest rate of 4.84%.
 The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $156,413,146 and $106,615,872, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities           $ 913,414
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (972,263)
===============================================================================
Net unrealized appreciation (depreciation) of investment securities  $ (58,849)
_______________________________________________________________________________
===============================================================================

Investments have the same costs for tax and financial statement purposes.

                      AIM V.I. GOVERNMENT SECURITIES FUND                    99

NOTE 6 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                JUNE 30, 2001           DECEMBER 31, 2000
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                        7,151,744  $ 81,040,529   2,420,711  $ 26,835,386
------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                         --            --     327,911     3,633,258
------------------------------------------------------------------------------
Reacquired                 (1,242,736)  (14,118,692) (1,884,206)  (20,664,164)
==============================================================================
                            5,909,008  $ 66,921,837     864,416  $  9,804,480
______________________________________________________________________________
==============================================================================

NOTE 7 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                SIX MONTHS
                                                ENDED JUNE            YEAR ENDED DECEMBER 31,
                                                   30,        --------------------------------------------
                                                 2001(a)      2000(a)  1999(a)   1998(a)   1997     1996
                                                ----------    -------  -------   -------  -------  -------
Net asset value, beginning of period            $  11.16     $ 10.63  $ 11.18   $ 10.67  $  9.87  $ 10.17
==========================================================================================================
Income from investment operations:
 Net investment income                              0.31        0.66     0.63      0.63     0.59     0.58
----------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
  realized and unrealized)                         (0.07)       0.41    (0.78)     0.20     0.22    (0.35)
==========================================================================================================
  Total from investment operations                  0.24        1.07    (0.15)     0.83     0.81     0.23
==========================================================================================================
Less dividends from net investment income             --       (0.54)   (0.40)    (0.32)   (0.01)   (0.53)
==========================================================================================================
Net asset value, end of period                  $  11.40     $ 11.16  $ 10.63   $ 11.18  $ 10.67  $  9.87
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                     2.15%      10.12%   (1.32)%    7.73%    8.16%    2.29%
__________________________________________________________________________________________________________
==========================================================================================================

Ratios/supplemental data:
Net assets, end of period (000s omitted)        $153,141     $84,002  $70,761   $58,185  $33,800  $24,527
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets:
 (including interest expense)                       1.29%(c)    0.97%    0.90%     0.76%    0.87%    0.91%
==========================================================================================================
Ratio of expenses to average net assets
 (excluding interest expense)                       0.79%(c)    0.85%    0.80%     0.76%    0.87%    0.91%
==========================================================================================================
Ratio of net investment income to
  average net assets                                5.59%(c)    6.03%    5.75%     5.70%    5.85%    5.80%
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of interest expense to average
 net assets                                         0.50%(c)    0.12%    0.10%       --       --       --
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate                               97%         87%      41%       78%      66%      32%
__________________________________________________________________________________________________________
==========================================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and those charges would reduce total returns for all periods.
(c) Ratios are annualized and based on average daily net assets of
    $134,703,080.
                      AIM V.I. GOVERNMENT SECURITIES FUND
100


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director, ACE Limited;                                                                A I M Advisors, Inc.
Formerly Director, President, and                   Gary T. Crum                      11 Greenway Plaza
Chief Executive Officer                             Senior Vice President             Suite 100
COMSAT Corporation                                                                    Houston, TX 77046
                                                    Dana R. Sutton
Owen Daly II                                        Vice President and                TRANSFER AGENT AND CUSTODIAN
Formerly Director                                   Treasurer
Cortland Trust, Inc.                                                                  State Street Bank and Trust Company
                                                    Robert G. Alley                   225 Franklin Street
Albert R. Dowden                                    Vice President                    Boston, MA 02110
Chairman,
Cortland Trust, Inc. and                            Stuart W. Coco                    COUNSEL TO THE FUNDS
DHJ Media, Inc.; and Director,                      Vice President
Magellan Insurance Company                                                            Foley & Lardner
                                                    Melville B. Cox                   3000 K N.W., Suite 500
Edward K. Dunn, Jr.                                 Vice President                    Washington, D.C. 20007
Formerly, Chairman, Mercantile
Mortgage Corp.;                                     Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Vice Chairman, President                            Vice President
and Chief Operating Officer                                                           Kramer, Levin, Naftalis & Frankel LLP
Mercantile-Safe Deposit & Trust Co.;                Edgar M. Larsen                   919 Third Avenue
and President, Mercantile Bankshares                Vice President                    New York, NY 10022

Jack M. Fields                                      Mary J. Benson                    DISTRIBUTOR
Chief Executive Officer,                            Assistant Vice President and
Twenty First Century Group, Inc.;                   Assistant Treasurer               A I M Distributors, Inc.
Formerly Member of the U.S.                                                           11 Greenway Plaza
House of Representatives                            Sheri Steward Morris              Suite 100
                                                    Assistant Vice President and      Houston, TX 77046
Carl Frischling                                     Assistant Treasurer
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM V.I. GROWTH FUND

ECONOMIC SLOWDOWN HURTS MARKET,
FUND PERFORMANCE

HOW DID AIM V.I. GROWTH FUND PERFORM           WHY DID THE ECONOMY WEAKEN SO MUCH--      in a variety of industries braced
OVER THE LAST SIX MONTHS?                      AND WHY HAVEN'T LOWER INTEREST RATES      investors for earnings disappointments
A slowing economy and declining corporate      PROVIDED A RAPID RECOVERY?                as the reporting period drew to a close.
earnings growth caused investor nervousness    Beginning in June 1999, the Fed embarked     But the economy rarely "turns on a
to rise, major stock market indexes to fall    on a series of interest rate increases    dime." The Fed's six interest rate cuts
and fund performance to remain in negative     to slow white-hot economic growth.        during the first half of 2001, as well
territory during the six-month reporting       Unfortunately, the Fed may have           as enactment of tax reform legislation
period ended June 30, 2001. For that period,   succeeded more than it intended.          providing most taxpayers with rebates,
AIM V.I. Growth Fund returned -26.03%.         Economic growth fell from an annual       caused the markets to rally only briefly.
                                               rate of 5.7% in the second quarter of     Historically, Fed rate cuts require six
WHAT WERE THE MAJOR TRENDS IN THE              2000 to an annual rate of just 0.7%       to nine months, or even longer, to
FINANCIAL MARKETS?                             in the second quarter of 2001. Those      stimulate the economy. Even these
During the first half of 2001, investors--     interest rate hikes made it more          positive developments were overshadowed
particularly new investors--were taught an     expensive for companies to borrow and     by a steady drumbeat of corporate
important lesson: stock markets sometimes      expand; also, they strengthened the       earnings warnings, a slew of layoff
decline. During much  of last year and         U.S. dollar, depressing earnings for      announcements and sharp disagreement
during the first half of 2001, the booming     many U.S.-based companies doing           among economists and so-called "market
stock market of the 1990s was humbled.         business overseas. Higher borrowing       watchers" about when conditions might
Investors avoided large-cap growth stocks      costs and adverse currency                improve. Indeed, while temporary rallies
generally and technology stocks in             translations hurt corporate earnings.     occurred during the reporting period,
particular. Some investors abandoned the       While rate-sensitive telecom companies    investors generally lacked conviction
stock market altogether, seeking safety in     and manufacturers were particularly       and markets generally lacked direction.
money market funds or bonds. While many        hurt, leading companies
investment classes were hurt by the downturn,
equities--especially large-cap growth stocks,  PORTFOLIO COMPOSITION in which the fund primarily invests--were
hardest hit.                                   As of 6/30/01, based on total net assets
   The Federal Reserve Board (the Fed), after
spending much of 1999 and 2000 battling the    TOP 10 HOLDINGS                    TOP 10 INDUSTRIES
perceived threat of inflation, suddenly found  --------------------------------  -----------------------------------------------
itself battling the very real threat of         1. General Electric Co.    3.0%    1. Pharmaceuticals                      12.3%
economic recession. In its most aggressive     --------------------------------  -----------------------------------------------
anti-recessionary move since 1994, the Fed      2. Freddie Mac             3.0     2. Diversified Financial Services        5.9
lowered short-term interest rates six times    --------------------------------  -----------------------------------------------
during the first half of 2001. In a             3. Fannie Mae              3.0     3. Aerospace & Defense                   5.8
dramatic effort to revive a rapidly            --------------------------------  -----------------------------------------------
weakening economy, the Fed cut the key fed      4. AOL Time Warner Inc.    2.9     4. Health Care Facilities                5.5
funds rate (the rate banks charge one another  --------------------------------  -----------------------------------------------
for overnight loans) from 6.50% to 3.75%--      5. IVAX Corp.              2.6     5. Systems Software                      4.7
a reduction of 275 basis points or 2.75        --------------------------------  -----------------------------------------------
percentage points.                              6. Microsoft Corp.         2.5     6. Oil & Gas Exploration & Production    4.4
                                               --------------------------------  -----------------------------------------------
                                                7. Tenet Healthcare Corp.  2.4     7. Health Care Distributors & Services   4.2
                                               --------------------------------  -----------------------------------------------
                                                8. First Data Corp.        2.1     8. Industrial Conglomerates              4.0
                                               --------------------------------  -----------------------------------------------
                                                9. HCA Inc.                2.1     9. Multi-Utilities                       3.8
                                               --------------------------------  -----------------------------------------------
                                               10. Lockheed Martin Corp.   2.0    10. Managed Health Care                   3.3

                                               The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold an particular security.


102                           AIM V.I. GROWTH FUND


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

GIVEN THESE DIFFICULT MARKET TRENDS,           MARKETS REMAINED VOLATILE AND ECONOMIC       Unemployment rose to 4.5% in June,
HOW DID YOU MANAGE THE FUND?                         INDICATORS REMAINED MIXED AT THE    the highest level since March 1998.
During the course of the reporting period,             CLOSE OF THE REPORTING PERIOD.    During the second quarter of 2001,
we increased the number of fund holdings                                                 271,000 Americans lost their jobs.
somewhat. The fund held 75 stocks at the            In the second half of the reporting     Nonetheless, consumer confidence
beginning of the reporting period and 90       period, we saw signs of what we believe   remained firm. In June, the two most
at its close. As always, we used bottom-up     is the light at the end of the            widely followed barometers--the
research to identify those companies, in       technology tunnel. We continue to         Conference Board's index of consumer
whatever industries, with the fastest-         believe that technology is a long-term    confidence and the University of
growing earnings. This type of research led    secular trend--and we believe that many   Michigan's index of consumer sentiment--
us to increase, but later scale back, our      technology stocks with superior           hit their highest levels of 2001.
energy and utility holdings.                   long-term earnings-growth prospects are      It's hard to predict with any
   Stocks of many energy and utility           very attractively priced at their         certainty how markets will behave in the
companies (particularly independent power      current levels.                           future, especially as the present market
producers) have performed well in recent                                                 downturn  has proved to be more
months, but increasingly those companies       ARE THERE A COUPLE OF STOCKS YOU          persistent than many had expected. But
have found themselves in Washington's          PARTICULARLY LIKE?                        there are reasons for optimism.
cross hairs over gasoline prices and           Yes--General Electric and UnitedHealth.   Inflation remains low, and the Federal
utility prices in California. Also, the           GE is #1 or #2 in a range of           Reserve Board's rate cuts have signaled
decline in oil and natural gas prices in       industries. The diversified company       that it is ready to move aggressively
recent months has called into question         produces aircraft engines, locomotives    to keep markets and the economy afloat.
some of those companies' ability to            and other transportation equipment,       Historically, this has been a catalyst
continue growing their earnings.               household appliances, lighting, electric  to reinvigorate the economy.
   At the close of the reporting period,       distribution and control equipment,          However, it usually takes six to
health care stocks made up approximately       generators and turbines, nuclear          12 months for such rate cuts to trickle
30% of the fund's total net assets. We         reactors, medical imaging equipment,      down through the economy to where they
added managed-health-care stocks and           and plastics. Its financial arm, GE       make a difference to the average
hospital stocks to the fund during the         Capital Services, accounts for half of    consumer. Even though there may be more
reporting period; we believe investors         sales and is one of the largest U.S.      uncertainty in the weeks and months
have overreacted to the possibility of         financial services companies. Other       ahead, we believe that the markets'
enactment of some sort of "patient's           operations include the NBC television     downturn will, like previous difficult
bill of rights." We continued to hold          network.                                  declines, present significant buying
several pharmaceutical stocks that, over          UnitedHealth Group offers a variety    opportunities for the long-term investor.
the long term, have provided impressive        of health care plans and services. It
returns to the fund.                           manages a number of different types of    AIM V.I. Growth Fund seeks long-term
                                               health care plans; provides Medicare and  growth of capital. The fund seeks to
AVERAGE ANNUAL TOTAL RETURNS                   Medicaid options to enrollees over 50;    meet its objective by investing
                                               and handles health plans for large        principally in common stocks of
As of 6/30/01                                  companies. Its specialized-care-          companies considered to have
--------------------------                     services segment offers vision care,      strong earnings momentum.
Inception (5/5/93)  10.90%                     dental care, transplant services and      The performance figures shown here,
--------------------------                     other niche coverage while another        which represent AIM V.I. Growth Fund,
5 Years              8.11                      unit provides health information,         are not intended to reflect actual
--------------------------                     consulting, publishing and drug-          annuity values, and they do not reflect
1 Year             -43.93                      development and marketing services.       charges at the separate-account level
--------------------------                                                               and these charges would reduce the
                                               WHAT WERE MARKET CONDITIONS LIKE AT       total return. AIM V.I. Growth Fund's
Past performance cannot guarantee              THE CLOSE OF THE REPORTING PERIOD?        performance figures are historical, and
comparable future results. DUE TO RECENT       Markets remained volatile and economic    they reflect fund expenses, the
SIGNIFICANT MARKET VOLATILITY, RESULTS         indicators remained mixed at the close    reinvestment of distributions and changes
OF AN INVESTMENT MADE TODAY MAY DIFFER         of the reporting period.                  in net asset value. The fund's investment
SUBSTANTIALLY FROM THE HISTORICAL                                                        return and principal value will fluctuate,
PERFORMANCE SHOWN. CALL YOUR FINANCIAL                                                   so fund shares, when redeemed, may be
ADVISOR FOR MORE CURRENT PERFORMANCE.                                                    worth more or less than their original
                                                                                         cost.

                              AIM V.I. GROWTH FUND                          103

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                       MARKET
                                           SHARES      VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS - 94.81%

AEROSPACE & DEFENSE - 5.83%

Boeing Co. (The)                                 242,000 $ 13,455,200
---------------------------------------------------------------------
Lockheed Martin Corp.                            370,000   13,708,500
---------------------------------------------------------------------
United Technologies Corp.                        183,000   13,406,580
=====================================================================
                                                           40,570,280
=====================================================================

APPLICATION SOFTWARE - 2.00%

BEA Systems, Inc.(a)                             110,000    3,378,100
---------------------------------------------------------------------
Citrix Systems, Inc.(a)                           91,000    3,175,900
---------------------------------------------------------------------
NVIDIA Corp.(a)                                   59,000    5,472,250
---------------------------------------------------------------------
PeopleSoft, Inc.(a)                               38,000    1,870,740
=====================================================================
                                                           13,896,990
=====================================================================

BIOTECHNOLOGY - 2.26%

Genzyme Corp.(a)                                 152,400    9,296,400
---------------------------------------------------------------------
Invitrogen Corp.(a)                               76,000    5,456,800
---------------------------------------------------------------------
Serono S.A. - Class B (Switzerland)                  950      942,651
=====================================================================
                                                           15,695,851
=====================================================================

CASINOS & GAMING - 0.96%

Harrah's Entertainment, Inc.(a)                   30,800    1,087,240
---------------------------------------------------------------------
International Game Technology(a)                  89,000    5,584,750
=====================================================================
                                                            6,671,990
=====================================================================

COMPUTER HARDWARE - 1.98%

Dell Computer Corp.(a)                           266,000    6,902,700
---------------------------------------------------------------------
International Business Machines Corp.             61,000    6,893,000
=====================================================================
                                                           13,795,700
=====================================================================

CONSUMER FINANCE - 1.06%

Countrywide Credit Industries, Inc.              160,000    7,340,800
=====================================================================

DATA PROCESSING SERVICES - 2.14%

First Data Corp.                                 232,000   14,906,000
=====================================================================

DEPARTMENT STORES - 0.63%

Kohl's Corp.(a)                                   70,000    4,391,100
=====================================================================

DIVERSIFIED COMMERCIAL SERVICES - 1.90%

Cendant Corp.(a)                                 678,000   13,221,000
=====================================================================

DIVERSIFIED FINANCIAL SERVICES - 5.94%

Fannie Mae                                       241,000   20,521,150
---------------------------------------------------------------------
Freddie Mac                                      297,500   20,825,000
=====================================================================
                                                           41,346,150
=====================================================================

ELECTRIC UTILITIES - 2.68%

Calpine Corp.(a)                                 232,700    8,796,060
---------------------------------------------------------------------
Mirant Corp.(a)                                  285,500    9,821,200
---------------------------------------------------------------------
                                                           18,617,260
=====================================================================

                                                            MARKET
                                                SHARES      VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.71%

Celestica Inc. (Canada)(a)                        50,000 $  2,575,000
---------------------------------------------------------------------
Symbol Technologies, Inc.                        189,150    4,199,130
---------------------------------------------------------------------
Waters Corp.(a)                                  185,000    5,107,850
=====================================================================
                                                           11,881,980
=====================================================================

ENVIRONMENTAL SERVICES - 1.15%

Waste Management, Inc.                           260,000    8,013,200
=====================================================================

GAS UTILITIES - 1.03%

El Paso Corp.                                    137,000    7,197,980
=====================================================================

HEALTH CARE DISTRIBUTORS & SERVICES - 4.16%

AmeriSource Health Corp. - Class A(a)            124,000    6,857,200
---------------------------------------------------------------------
Cardinal Health, Inc.                             76,000    5,244,000
---------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           99,000    7,613,100
---------------------------------------------------------------------
Quest Diagnostics Inc.(a)                        123,200    9,221,520
=====================================================================
                                                           28,935,820
=====================================================================

HEALTH CARE EQUIPMENT - 2.78%

Baxter International Inc.                        263,000   12,887,000
---------------------------------------------------------------------
Biomet, Inc.                                      43,400    2,085,804
---------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         73,000    4,380,000
=====================================================================
                                                           19,352,804
=====================================================================

HEALTH CARE FACILITIES - 5.49%

HCA Inc.                                         326,000   14,731,940
---------------------------------------------------------------------
Tenet Healthcare Corp.(a)                        317,000   16,354,030
---------------------------------------------------------------------
Universal Health Services, Inc. - Class B(a)     156,600    7,125,300
=====================================================================
                                                           38,211,270
=====================================================================

HOME IMPROVEMENT RETAIL - 0.15%

Lowe's Cos., Inc.                                 14,200    1,030,210
=====================================================================

INDUSTRIAL CONGLOMERATES - 4.01%

General Electric Co.                             432,000   21,060,000
---------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                125,000    6,812,500
=====================================================================
                                                           27,872,500
=====================================================================

INTERNET SOFTWARE & SERVICES - 0.76%

VeriSign, Inc.(a)                                 88,400    5,304,884
=====================================================================

IT CONSULTING & SERVICES - 1.02%

SunGard Data Systems Inc.(a)                     237,400    7,124,374
=====================================================================

MANAGED HEALTH CARE - 3.30%

Caremark Rx, Inc.(a)                             246,000    4,046,700
---------------------------------------------------------------------
Oxford Health Plans, Inc.(a)                      84,700    2,422,420
---------------------------------------------------------------------
Trigon Healthcare, Inc.(a)                        43,000    2,788,550
---------------------------------------------------------------------
UnitedHealth Group Inc.                          222,000   13,708,500
=====================================================================
                                                           22,966,170
=====================================================================

104                           AIM V.I. GROWTH FUND

                                                                  MARKET
                                                      SHARES      VALUE
MOTORCYCLE MANUFACTURERS - 1.19%

Harley-Davidson, Inc.                                  176,500 $  8,309,620
===========================================================================

MOVIES & ENTERTAINMENT - 2.89%

AOL Time Warner Inc.(a)                                380,000   20,140,000
===========================================================================

MULTI-LINE INSURANCE - 1.14%

American International Group, Inc.                      92,300    7,937,800
===========================================================================

MULTI-UTILITIES - 3.78%

Dynegy Inc. - Class A                                  245,000   11,392,500
---------------------------------------------------------------------------
Enron Corp.                                             87,000    4,263,000
---------------------------------------------------------------------------
Williams Cos., Inc. (The)                              322,600   10,629,670
===========================================================================
                                                                 26,285,170
===========================================================================

NETWORKING EQUIPMENT - 1.11%

Cisco Systems, Inc.(a)                                 424,100    7,718,620
===========================================================================

OIL & GAS DRILLING - 0.92%

Nabors Industries, Inc.(a)                             124,000    4,612,800
---------------------------------------------------------------------------
Noble Drilling Corp.(a)                                 55,000    1,801,250
===========================================================================
                                                                  6,414,050
===========================================================================

OIL & GAS EQUIPMENT & SERVICES - 1.57%

BJ Services Co.(a)                                     171,000    4,852,980
---------------------------------------------------------------------------
Weatherford International, Inc.(a)                     126,900    6,091,200
===========================================================================
                                                                 10,944,180
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION - 4.40%

Alerta Energy Co. Ltd. (Canada)                         71,600    2,947,376
---------------------------------------------------------------------------
Anadarko Petroleum Corp.                                94,700    5,116,641
---------------------------------------------------------------------------
Apache Corp.                                            48,000    2,436,000
---------------------------------------------------------------------------
Burlington Resources Inc.                              176,400    7,047,180
---------------------------------------------------------------------------
Devon Energy Corp.                                     105,400    5,533,500
---------------------------------------------------------------------------
EOG Resources, Inc.                                     65,500    2,328,525
---------------------------------------------------------------------------
Talisman Energy Inc. (Canada)                          137,400    5,226,141
===========================================================================
                                                                 30,635,363
===========================================================================

PHARMACEUTICALS - 12.28%

Allergan, Inc.                                         146,000   12,483,000
---------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                              186,500    8,112,750
---------------------------------------------------------------------------
Elan Corp. PLC - ADR (Ireland)(a)                       93,000    5,673,000
---------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                            96,500    6,851,500
---------------------------------------------------------------------------
IVAX Corp.(a)                                          472,000   18,408,000
---------------------------------------------------------------------------
Johnson & Johnson                                      270,000   13,500,000
---------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                          131,000    7,041,250
---------------------------------------------------------------------------
Pfizer Inc.                                            161,300    6,460,065
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. - ADR (Israel)     111,800    6,965,140
===========================================================================
                                                                 85,494,705
===========================================================================

                                                                 MARKET
                                                     SHARES      VALUE
SEMICONDUCTOR EQUIPMENT - 2.47%

Applied Materials, Inc.(a)                             71,000 $  3,486,100
---------------------------------------------------------------------------
Credence Systems Corp.(a)                              83,200    2,016,768
---------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                   107,000    6,256,290
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)                              26,000    1,476,540
---------------------------------------------------------------------------
Teradyne, Inc.(a)                                     120,000    3,972,000
===========================================================================
                                                                17,207,698
===========================================================================

SEMICONDUCTORS - 3.03%

Agere Systems Inc. - Class A(a)                       543,500    4,076,250
---------------------------------------------------------------------------
Altera Corp.(a)                                       104,800    3,039,200
---------------------------------------------------------------------------
Analog Devices, Inc.(a)                                80,000    3,460,000
---------------------------------------------------------------------------
Texas Instruments Inc.                                222,000    6,993,000
---------------------------------------------------------------------------
Xilinx, Inc.(a)                                        86,100    3,550,764
===========================================================================
                                                                21,119,214
===========================================================================

SPECIALTY STORES - 1.17%

Bed Bath & Beyond Inc.(a)                             261,200    8,149,440
===========================================================================

SYSTEMS SOFTWARE - 4.73%

BMC Software, Inc.(a)                                  97,200    2,190,888
---------------------------------------------------------------------------
Computer Associates International, Inc.               173,000    6,228,000
---------------------------------------------------------------------------
Microsoft Corp.(a)                                    240,000   17,520,000
---------------------------------------------------------------------------
Oracle Corp.(a)                                       366,000    6,954,000
===========================================================================
                                                                32,892,888
===========================================================================

TELECOMMUNICATIONS EQUIPMENT - 1.19%

Comverse Technology, Inc.(a)                           52,000    2,996,240
---------------------------------------------------------------------------
Scientific-Atlanta, Inc.                              130,500    5,298,300
===========================================================================
                                                                 8,294,540
===========================================================================
Total Common Stocks & Other Equity Interests
 (Cost $628,179,604)                                           659,887,601
===========================================================================

MONEY MARKET FUNDS - 14.02%

STIC Liquid Assets Portfolio(b)                    48,797,083   48,797,083
===========================================================================
STIC Prime Portfolio(b)                            48,797,083   48,797,083
===========================================================================
Total Money Market Funds (Cost $97,594,166)                     97,594,166
===========================================================================
TOTAL INVESTMENTS - 108.83%
 (COST $725,773,770)                                           757,481,767
===========================================================================
OTHER ASSETS LESS LIABILITIES - (8.83%)                        (61,467,190)
===========================================================================
NET ASSETS - 100.00%                                          $696,014,577
===========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND                           105

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $725,773,770)  $757,481,767
==============================================================
Receivables for:
 Investments sold                                   23,186,093
--------------------------------------------------------------
 Fund shares sold                                      603,303
--------------------------------------------------------------
 Dividends                                             352,855
--------------------------------------------------------------
Investment for deferred compensation plan               43,235
==============================================================
  Total assets                                     781,667,253
==============================================================

LIABILITIES:

Payables for:
 Investments purchased                              83,892,815
--------------------------------------------------------------
 Fund shares reacquired                                378,698
--------------------------------------------------------------
 Deferred compensation plan                             43,235
--------------------------------------------------------------
Accrued administrative services fees                 1,335,756
--------------------------------------------------------------
Accrued operating expenses                               2,172
==============================================================
  Total liabilities                                 85,652,676
==============================================================
Net assets applicable to shares outstanding       $696,014,577
______________________________________________________________
==============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Outstanding                                         37,965,237
==============================================================
Net asset value                                   $      18.33
______________________________________________________________
==============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $12,235)           $   1,417,396
------------------------------------------------------------------------------
Dividends from affiliated money market funds                        1,163,840
------------------------------------------------------------------------------
Interest                                                               36,905
==============================================================================
  Total investment income                                           2,618,141
==============================================================================

EXPENSES:

Advisory fees                                                       2,252,498
------------------------------------------------------------------------------
Administrative services fees                                          725,712
------------------------------------------------------------------------------
Custodian fees                                                         40,747
------------------------------------------------------------------------------
Trustees' fees                                                          6,595
------------------------------------------------------------------------------
Other                                                                  66,562
==============================================================================
  Total expenses                                                    3,092,114
==============================================================================
Net investment income (loss)                                         (473,973)
==============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:
Net realized gain (loss) from:
 Investment securities                                           (216,961,247)
------------------------------------------------------------------------------
 Foreign currencies                                                   (29,697)
------------------------------------------------------------------------------
 Futures contracts                                                 (2,308,181)
==============================================================================
                                                                (219,299,125)
==============================================================================

Change in net unrealized appreciation (depreciation) of:
 Investment securities                                            (14,932,622)
------------------------------------------------------------------------------
 Foreign currencies                                                     5,790
==============================================================================
                                                                 (14,926,832)
==============================================================================
Net gain (loss) from investment securities, foreign currencies
 and futures contracts                                           (234,225,957)
==============================================================================
Net increase (decrease) in net assets resulting from
 operations                                                     $(234,699,930)
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

106                           AIM V.I. GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                    JUNE 30,     DECEMBER 31,
                                                      2001           2000
                                                  -------------  -------------
OPERATIONS:
 Net investment income (loss)                     $    (473,973) $     967,648
-------------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities, foreign currencies, futures
  contracts and option contracts                   (219,299,125)   (22,352,060)
-------------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities and
  foreign currencies                                (14,926,832)  (210,744,517)
===============================================================================
  Net increase (decrease) in net assets resulting
   from operations                                 (234,699,930)  (232,128,929)
-------------------------------------------------------------------------------
 Distributions to shareholders from net
  investment income                                          --        (84,187)
-------------------------------------------------------------------------------
 Distributions to shareholders from net realized
  gains                                                      --    (29,175,800)
-------------------------------------------------------------------------------
 Share transactions - net                            51,532,201    436,475,542
===============================================================================
  Net increase (decrease) in net assets            (183,167,729)   175,086,626
===============================================================================

NET ASSETS:

 Beginning of period                                879,182,306    704,095,680
===============================================================================
 End of period                                    $ 696,014,577  $ 879,182,306
_______________________________________________________________________________
===============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                    $ 909,537,001  $ 858,004,800
-------------------------------------------------------------------------------
 Undistributed net investment income                    910,382      1,384,355
-------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts and option contracts           (246,145,040)   (26,845,915)
-------------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currencies                             31,712,234     46,639,066
===============================================================================
                                                  $ 696,014,577  $ 879,182,306
_______________________________________________________________________________
===============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective July 16, 2001, the Fund will offer two classes of shares, Series I and Series II. The Fund's investment objective is to seek growth of capital.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees.

                             AIM V.I. GROWTH FUND                           107

    Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $4,002,102 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, through the year 2008.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Futures Contracts - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $725,712 of which AIM retained $53,103 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $1,669 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

108                          AIM V.I. GROWTH FUND

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $945,337,102 and $895,963,439, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities    $ 62,143,237
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (30,445,257)
===========================================================================
Net unrealized appreciation of investment securities          $ 31,697,980
===========================================================================

Cost of investments for tax purposes is $725,783,787.

NOTE 6 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                JUNE 30, 2001           DECEMBER 31, 2000
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                        5,700,510  $113,553,074  15,512,849  $504,462,673
------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                         --            --   1,115,941    29,259,987
------------------------------------------------------------------------------
Reacquired                 (3,164,801)  (62,020,873) (3,030,650)  (97,247,118)
==============================================================================
                            2,535,709  $ 51,532,201  13,598,140  $436,475,542
______________________________________________________________________________
==============================================================================

NOTE 7 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                  SIX MONTHS               YEAR ENDED DECEMBER 31,
                                                  ENDED JUNE     -------------------------------------------------
                                                   30, 2001        2000     1999(a)     1998      1997      1996
                                                  ----------     --------   --------  --------  --------  --------
Net asset value, beginning of period              $  24.81      $  32.25   $  24.80  $  19.83  $  16.25  $  14.44
==================================================================================================================
Income from investment operations:
 Net investment income (loss)                        (0.02)         0.03       0.01      0.08      0.08      0.07
------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
  realized and unrealized)                           (6.46)        (6.60)      8.63      6.57      4.27      2.52
==================================================================================================================
  Total from investment operations                   (6.48)        (6.57)      8.64      6.65      4.35      2.59
==================================================================================================================
Less distributions:
 Dividends from net investment income                   --          0.00      (0.06)    (0.09)    (0.09)    (0.06)
------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains                  --         (0.87)     (1.13)    (1.59)    (0.68)    (0.72)
==================================================================================================================
  Total distributions                                   --         (0.87)     (1.19)    (1.68)    (0.77)    (0.78)
==================================================================================================================
Net asset value, end of  period                   $  18.33      $  24.81   $  32.25  $  24.80  $  19.83  $  16.25
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                     (26.12)%      (20.49)%    35.24%    34.12%    26.87%    18.09%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of  period (000s omitted)         $696,015      $879,182   $704,096  $371,915  $258,852  $178,638
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets               0.85%(c)      0.83%      0.73%     0.72%     0.73%     0.78%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment  income (loss)
 to average net assets                               (0.13)%(c)     0.11%      0.04%     0.41%     0.54%     0.79%
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                126%          162%       101%      133%      132%      143%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $734,210,829.

                             AIM V.I. GROWTH FUND                           109


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                TRANSFER AGENT AND CUSTODIAN
Owen Daly II                                        Treasurer
Formerly Director                                                                     State Street Bank and Trust Company
Cortland Trust, Inc.                                Robert G. Alley                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    COUNSEL TO THE FUNDS
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        Foley & Lardner
Magellan Insurance Company                          Melville B. Cox                   3000 K N.W., Suite 500
                                                    Vice President                    Washington, D.C. 20007
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Kramer, Levin, Naftalis & Frankel LLP
and Chief Operating Officer                         Edgar M. Larsen                   919 Third Avenue
Mercantile-Safe Deposit & Trust Co.;                Vice President                    New York, NY 10022
and President, Mercantile Bankshares
                                                    Mary J. Benson                    DISTRIBUTOR
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               A I M Distributors, Inc.
Twenty First Century Group, Inc.;                                                     11 Greenway Plaza
Formerly Member of the U.S.                         Sheri Steward Morris              Suite 100
House of Representatives                            Assistant Vice President and      Houston, TX 77046
                                                    Assistant Treasurer
Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM V.I. GROWTH AND INCOME FUND

DIFFICULT MARKET HAMPERS FUND PERFORMANCE

HOW DID AIM V.I. GROWTH AND INCOME FUND                 DURING MUCH OF LAST YEAR AND THE   Fed suddenly found itself battling the
PERFORM DURING THE REPORTING PERIOD?                     FIRST HALF OF 2001, THE BOOMING   very real threat of economic recession.
Investor concern about the slower economy                  STOCK MARKET OF THE 1990s WAS   In its most aggressive anti-
and declining corporate earnings growth                                 SHARPLY HUMBLED.   recessionary move since 1994, the Fed
led most major stock market indexes to                                                     lowered short-term interest rates six
drop for nearly all of the reporting          WHAT WAS THE MARKET ENVIRONMENT LIKE OVER    times during the first half of 2001,
period. High-quality large-cap growth         THE PAST SIX MONTHS?                         cutting the key fed funds rate (the
stocks, such as those in which the fund       During much of last year and the first       rate banks charge one another for
invests, were hit particularly hard.          half of 2001, the booming stock market of    overnight loans) from 6.5% to 3.75%--
Consequently, for the six months ended        the 1990s was sharply humbled. Investors     its lowest level in seven years.
June 30, 2001, the fund posted a total        avoided large-cap growth stocks generally       The Fed's interest rate cuts, plus
return of -14.01%.                            and technology stocks in particular. Some    enactment of tax reform legislation
   The second quarter of the year did         investors abandoned the stock market         providing most taxpayers with rebates,
bring with it some improvement as a series    altogether, seeking safety in money market   caused markets to rally only briefly
of interest rate cuts by the Federal          funds or bonds. While many investment        during the reporting period.
Reserve Board (the Fed) helped spark an       classes were hurt by the downturn,           Historically, Fed rate cuts require
upturn. Led by renewed optimism in equity     equities felt the brunt of the decline.      six to nine months (or even longer) to
markets, the fund showed improved                After spending much of 1999 and 2000      stimulate the economy. Even these
performance for the three-month period        battling a perceived inflation threat, the   positive developments were
ended June 30, 2001, with a total return                                                   overshadowed by a steady drumbeat of
of 8.06%.                                                                                  corporate earnings warnings, a slew of
                                                                                           layoff announcements and sharp
PORTFOLIO COMPOSITION                                                                     disagreement about when economic
As of 6/30/01, based on total net assets                                                  conditions might improve. As a result,
                                                                                          investors generally lacked conviction
TOP 10 EQUITY HOLDINGS                         TOP 10 INDUSTRIES                           and markets generally lacked
---------------------------------------------  -----------------------------------------  direction.
  1. Tyco International Ltd. (Bermuda)   4.9%   1. Diversified Financial Services  20.7%
---------------------------------------------  -----------------------------------------  HOW DID YOU MANAGE THE FUND IN THIS
  2. General Electric Co.                4.8    2. Pharmaceuticals                 12.4   ENVIRONMENT?
---------------------------------------------  -----------------------------------------  We invest in stocks that we expect to
  3. AOL Time Warner Inc.                4.3    3. Industrial Conglomerates         9.7   experience strong long-term growth
---------------------------------------------  -----------------------------------------  because AIM has found that this
  4. Citigroup Inc.                      4.3    4. Systems Software                 7.5   strategy can provide solid growth for
---------------------------------------------  -----------------------------------------  shareholders over time. Unfortunately,
  5. J.P. Morgan Chase & Co.             4.3    5. Movies & Entertainment           4.3   value stocks outperformed growth
---------------------------------------------  -----------------------------------------  stocks for most of the reporting
  6. Pfizer Inc.                         3.8    6. Semiconductors                   3.9   period, continuing a trend that began
---------------------------------------------  -----------------------------------------  in 2000. Demonstrating this trend, the
  7. Target Corp.                        3.5    7. General Merchandise Stores       3.5   Russell 1000 Value Index had a return
---------------------------------------------  -----------------------------------------  of -1.26% for the six-month reporting
  8. American International Group, Inc.  3.5    8. Multi-Line Insurance             3.5   period, while the Russell 1000 Growth
---------------------------------------------  -----------------------------------------  Index had a return of -14.24%.
  9. Microsoft Corp.                     3.5    9. Semiconductor Equipment          3.5      The performance of growth stocks
---------------------------------------------  -----------------------------------------  particularly suffered because many
 10. Morgan Stanley Dean Witter & Co.    3.3   10. Electronic Equipment &           2.2    investors believed that such stocks
                                                   Instruments                             (particularly technology issues) were
                                                                                           overvalued and sought more reasonably
The fund's portfolio is subject to change, and there is no assurance that the              priced stocks. This had a negative
fund will continue to hold any particular security.

                        AIM V.I. GROWTH AND INCOME FUND                      111


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

       ...WE BELIEVE THAT THE MARKET'S        WHAT STOCKS DID YOU FAVOR?                   PAST PERFORMANCE CANNOT GUARANTEE
DOWNTURN WILL, LIKE PREVIOUS DIFFICULT        General Electric, one of our largest         COMPARABLE FUTURE RESULTS. DUE TO
  DECLINES, PRESENT SIGNIFICANT BUYING        holdings, is #1 or #2 in a range of          RECENT SIGNIFICANT MARKET VOLATILITY,
       OPPORTUNITIES FOR THE LONG-TERM        industries, from household appliances,       RESULTS OF AN INVESTMENT MADE TODAY
                             INVESTOR.        lighting, and electric distribution and      MAY DIFFER SUBSTANTIALLY FROM THE
                                              control equipment, to aircraft engines,      HISTORICAL PERFORMANCES SHOWN. CALL
                                              locomotives and other transportation         YOUR FINANCIAL ADVISOR FOR MORE
effect on the fund. But the performance       equipment. Its financial arm, GE Capital     CURRENT PERFORMANCE.
of these stocks improved in the second        Services, accounts for half of sales and
quarter, which was reflected in the           is one of the nation's largest financial     Even though there may be more
fund's improved performance. The Russell      services companies.                          uncertainty in the weeks and months
indexes also reflected this trend, with          Helped by consumer spending, retailer     ahead, we believe that the market's
the growth portion returning 8.42% for        Target continued to show strong sales        downturn will, like previous difficult
the second quarter and the value portion      growth, and its stock responded in kind,     declines, present significant buying
returning 4.88% for the same three            benefiting the fund. Best known for its      opportunities for the long-term
months.                                       namesake discount chain, the company         investor. Prudence advises maintaining
                                              also operates Mervyn's and Marshall          a long-term perspective.
HOW DID SECTOR PERFORMANCE AFFECT THE         Field's stores.
FUND?                                            Despite the mixed showing of health       AIM V.I. Growth and Income Fund seeks
During the opening months of 2001, most       care stocks, pharmaceutical giant and        growth of capital with a secondary
market sectors fell along with the broad      fund holding Pfizer continued its run of     objective of current income. The fund
market. The fund's top sector weightings      excellent performance. The company           seeks to meet its objective by
at the close of the reporting period          expects its annual earnings to climb 25%     investing in established companies
were financials, information technology       in the next two years.                       that have had above-average growth in
and health care. While we continued to                                                     earnings and dividends.
find technology companies with good long-     WHAT WERE CONDITIONS LIKE AS THE                The performance figures in this
term growth prospects, the entire sector      REPORTING PERIOD CLOSED?                     report, which represent AIM V.I.
struggled for much of the reporting           Markets may remain uncertain for some        Growth and Income Fund, are not
period, which hurt the fund's                 time and no one can predict when that        intended to reflect actual annuity
performance.                                  will change. There are some reasons for      values, and they do not reflect
   Financial and health care stocks are       optimism.                                    charges at the separate-account level,
typically seen as more defensive and          . Inflation remains low.                     and these charges would reduce the
earnings-certain when the market is in        . Additional Fed rate cuts are possible.     total return. AIM V.I. Growth and
a slump, which drove many investors into        Historically, falling interest rates       Income Fund's performance figures are
these sectors. While financials held up         have been a catalyst for reinvigorating    historical, and they reflect fund
better than many other sectors during           the economy.                               expenses, the reinvestment of
the first quarter, health care stocks         . In June, the Conference Board              distributions, and changes in net
faced tougher sledding, even given the          announced that its Index of Leading        asset value. The fund's investment
solid overall fundamentals and good long-       Indicators rose 0.5% during May, its       return and principal value will
term outlook for the group. The second          biggest gain since December 1999. This     fluctuate, so fund shares (when
quarter remained mixed for both sectors.        index is closely watched because it        redeemed) may be worth more or less
   Still, health care stocks tend to do         indicates where the overall U.S.           than their original cost.
well in an economic slowdown because the        economy is headed in the next three to        The unmanaged Russell 1000 Stock
need for health care products and               six months.                                Index represents the performance of
services does not go away. And financial      . As a result of the stock market's          the stocks of large-capitalization
stocks tend to benefit from Fed rate            downturn, stock valuations are more        companies. The Growth segment of this
cuts as borrowing becomes cheaper and           attractive than they have been in          index includes companies with higher
companies again begin delving into              several years.                             price/book ratios and forecasted
borrowing for expansion. Some tech                                                         growth values, while the Value segment
companies have also come in with              AVERAGE ANNUAL TOTAL RETURNS                 includes companies with lower
positive earnings news, which has buoyed                                                   price/book ratios and forecasted
the sector of late, but we expect             As of 6/30/01                                growth values. An investment cannot be
technology to remain quite volatile.          ----------------------------                 made in an index. Unless otherwise
                                              Inception (5/2/94)    13.91%                 indicated, index results include
                                              ----------------------------                 reinvested dividends, and they do not
                                              5 years               11.67                  reflect sales charges or fund
                                              ----------------------------                 expenses.
                                              1 year               -27.33
                                              ----------------------------

112                     AIM V.I. GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                           MARKET
                                              SHARES       VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS - 95.29%

ADVERTISING - 0.28%

Interpublic Group of Companies, Inc. (The)          212,000 $    6,222,200
==========================================================================

AEROSPACE & DEFENSE - 0.32%

Honeywell International Inc.                        200,000      6,998,000
==========================================================================

APPAREL RETAIL - 0.86%

Gap, Inc. (The)                                     650,000     18,850,000
==========================================================================

BANKS - 1.03%

Bank of New York Co., Inc. (The)                    475,000     22,800,000
==========================================================================

BREWERS - 0.48%

Anheuser-Busch Cos., Inc.                           255,000     10,506,000
==========================================================================

COMPUTER HARDWARE - 0.46%

Compaq Computer Corp.                               650,000     10,068,500
==========================================================================

COMPUTER STORAGE & PERIPHERALS - 0.82%

EMC Corp.(a)                                        625,000     18,156,250
==========================================================================

DEPARTMENT STORES - 0.93%

Kohl's Corp.(a)                                     325,000     20,387,250
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES - 1.15%

Cendant Corp.(a)                                  1,300,000     25,350,000
==========================================================================

DIVERSIFIED FINANCIAL SERVICES - 20.74%

American Express Co.                                825,000     32,010,000
--------------------------------------------------------------------------
Citigroup Inc.                                    1,800,000     95,112,000
--------------------------------------------------------------------------
Fannie Mae                                          175,000     14,901,250
--------------------------------------------------------------------------
Freddie Mac                                         575,000     40,250,000
--------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                     325,000     27,885,000
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           2,100,000     93,660,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                           650,000     38,512,500
--------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  1,135,000     72,901,050
--------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                        175,000      2,677,500
--------------------------------------------------------------------------
State Street Corp.                                  250,000     12,372,500
--------------------------------------------------------------------------
Stilwell Financial, Inc.                            800,000     26,848,000
==========================================================================
                                                               457,129,800
==========================================================================

DRUG RETAIL - 1.08%

Walgreen Co.                                        700,000     23,905,000
==========================================================================

ELECTRIC UTILITIES - 1.53%

Calpine Corp.(a)                                    225,000      8,505,000
--------------------------------------------------------------------------
Edison International(a)                           1,000,000     11,150,000
--------------------------------------------------------------------------
PG&E Corp.(a)                                     1,250,000     14,000,000
==========================================================================
                                                                33,655,000
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.16%

Celestica Inc. (Canada)(a)                          925,000     47,637,500
==========================================================================

                                                                MARKET
                                                   SHARES       VALUE
GENERAL MERCHANDISE STORES - 3.53%

Target Corp.                                      2,250,000 $   77,850,000
==========================================================================

HEALTH CARE EQUIPMENT - 1.18%

Baxter International Inc.                           250,000     12,250,000
--------------------------------------------------------------------------
Medtronic, Inc.                                     300,000     13,803,000
==========================================================================
                                                                26,053,000
==========================================================================

HEALTH CARE FACILITIES - 0.95%

Health Management Associates, Inc. - Class A(a)   1,000,000     21,040,000
==========================================================================

HOME IMPROVEMENT RETAIL - 0.85%

Home Depot, Inc. (The)                              400,000     18,620,000
==========================================================================

HOTELS - 0.65%

Royal Caribbean Cruises Ltd.                        650,000     14,366,100
==========================================================================

INDUSTRIAL CONGLOMERATES - 9.69%

General Electric Co.                              2,175,000    106,031,250
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 1,975,000    107,628,050
==========================================================================
                                                               213,659,300
==========================================================================

INSURANCE BROKERS - 1.15%

Marsh & McLennan Cos., Inc.                         250,000     25,250,000
==========================================================================

INTEGRATED OIL & GAS - 1.98%

Exxon Mobil Corp.                                   500,000     43,675,000
==========================================================================

MANAGED HEALTH CARE - 1.82%

UnitedHealth Group Inc.                             650,000     40,137,500
==========================================================================

MOVIES & ENTERTAINMENT - 4.33%

AOL Time Warner Inc.(a)                           1,800,000     95,400,000
==========================================================================

MULTI-LINE INSURANCE - 3.51%

American International Group, Inc.                  900,000     77,392,350
==========================================================================

MULTI-UTILITIES - 1.69%

Dynegy Inc. - Class A                               250,000     11,625,000
--------------------------------------------------------------------------
Enron Corp.                                         525,000     25,725,000
==========================================================================
                                                                37,350,000
==========================================================================

NETWORKING EQUIPMENT - 1.90%

Brocade Communications Systems, Inc.(a)             125,000      5,498,750
--------------------------------------------------------------------------
Cisco Systems, Inc.(a)                            2,000,000     36,400,000
==========================================================================
                                                                41,898,750
==========================================================================

OIL & GAS DRILLING - 1.55%

Transocean Sedco Forex Inc.                         830,000     34,237,500
==========================================================================

PACKAGED FOODS - 1.04%

Quaker Oats Co. (The)                               250,000     22,812,500
==========================================================================

                        AIM V.I. GROWTH AND INCOME FUND                      113

                                                                    MARKET
                                                      SHARES        VALUE
PHARMACEUTICALS - 12.42%

Allergan, Inc.                                          300,000 $   25,650,000
------------------------------------------------------------------------------
American Home Products Corp.                            800,000     46,752,000
------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                500,000     26,150,000
------------------------------------------------------------------------------
Pfizer Inc.                                           2,100,000     84,105,000
------------------------------------------------------------------------------
Pharmacia Corp.                                         700,000     32,165,000
------------------------------------------------------------------------------
Pharmacia Corp. - $2.60 Conv. Pfd. ACES(b)              325,000     13,130,000
------------------------------------------------------------------------------
Schering-Plough Corp.                                   650,000     23,556,000
------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC - ADR
 (United Kingdom)(a)                                    400,000     22,200,000
==============================================================================
                                                                   273,708,000
==============================================================================

SEMICONDUCTOR EQUIPMENT - 3.49%

Applied Materials, Inc.(a)                              725,000     35,597,500
------------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                     450,000     26,311,500
------------------------------------------------------------------------------
Teradyne, Inc.(a)                                       450,000     14,895,000
==============================================================================
                                                                    76,804,000
==============================================================================

SEMICONDUCTORS - 3.93%

Analog Devices, Inc.(a)                                 500,000     21,625,000
------------------------------------------------------------------------------
Intel Corp.                                             650,000     19,012,500
------------------------------------------------------------------------------
Linear Technology Corp.                                 251,000     11,099,220
------------------------------------------------------------------------------
Texas Instruments Inc.                                  550,000     17,325,000
------------------------------------------------------------------------------
Xilinx, Inc.(a)                                         425,000     17,527,000
==============================================================================
                                                                    86,588,720
==============================================================================

SYSTEMS SOFTWARE - 6.28%

Microsoft Corp.(a)                                    1,050,000     76,650,000
------------------------------------------------------------------------------
Oracle Corp.(a)                                       1,500,000     28,500,000
------------------------------------------------------------------------------
VERITAS Software Corp.(a)                               500,000     33,265,000
==============================================================================
                                                                   138,415,000
==============================================================================

TELECOMMUNICATIONS EQUIPMENT - 1.51%

Comverse Technology, Inc.(a)                            300,000     17,286,000
------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                 725,000     15,979,000
==============================================================================
                                                                    33,265,000
==============================================================================
Total Common Stocks & Other Equity Interests
 (Cost $1,789,470,900)                                           2,100,188,220
==============================================================================

                                                     PRINCIPAL
                                                      AMOUNT
CONVERTIBLE BONDS & NOTES - 1.34%

COMPUTER HARDWARE - 0.15%

Candescent Technologies Corp., Sr. Conv. Unsec.
 Gtd. Sub. Deb., 8.00%, 05/01/03 (Acquired
 04/17/98-04/19/01; Cost $10,463,765)(c)(d)(e)      $18,500,000      3,330,000
==============================================================================

SYSTEMS SOFTWARE - 1.19%

VERITAS Software Corp., Conv. Unsec. Notes, 5.25%,
 11/01/04                                             3,750,000     26,109,375
==============================================================================
Total Convertible Bonds & Notes (Cost $19,575,486)                  29,439,375
==============================================================================

                                                                    MARKET
                                                       SHARES       VALUE
MONEY MARKET FUNDS - 3.22%

STIC Liquid Assets Portfolio(f)                      35,474,145 $   35,474,145
==============================================================================
STIC Prime Portfolio(f)                              35,474,145     35,474,145
==============================================================================
Total Money Market Funds (Cost $70,948,290)                         70,948,290
==============================================================================
TOTAL INVESTMENTS - 99.85%
 (COST $1,879,994,676)                                           2,200,575,885
==============================================================================
OTHER ASSETS LESS LIABILITIES - 0.15%                                3,374,123
==============================================================================
NET ASSETS - 100.00%                                            $2,203,950,008
==============================================================================

Investment Abbreviations:
ACES   - Automatically Convertible Equity Security
ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Gtd.   - Guaranteed
Pfd.   - Preferred
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Adjustable conversion rate equity security units due 11/30/01. Upon maturity, each unit will convert to 0.8197 shares of Monsanto Co. common stock.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value at 06/30/01 represented 0.15% of the Fund's net assets.
(f) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

114                     AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $1,879,994,676)  $2,200,575,885
------------------------------------------------------------------
Receivables for:
 Investments sold                                       15,893,871
------------------------------------------------------------------
 Fund shares sold                                          231,888
------------------------------------------------------------------
 Dividends and interest                                    557,218
------------------------------------------------------------------
Investment for deferred compensation plan                   55,017
==================================================================
  Total assets                                       2,217,313,879
==================================================================

LIABILITIES:

Payables for:
 Investments purchased                                   9,706,471
------------------------------------------------------------------
 Fund shares reacquired                                  1,482,780
------------------------------------------------------------------
 Deferred compensation plan                                 55,017
------------------------------------------------------------------
Accrued administrative services fees                     1,664,558
------------------------------------------------------------------
Accrued operating expenses                                 455,045
==================================================================
  Total liabilities                                     13,363,871
==================================================================
Net assets applicable to shares outstanding         $2,203,950,008
__________________________________________________________________
==================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Outstanding                                             97,872,085
==================================================================
Net asset value                                     $        22.52
__________________________________________________________________
==================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $37,690)           $   7,592,203
------------------------------------------------------------------------------
Dividends from affiliated money market funds                        2,032,004
------------------------------------------------------------------------------
Interest                                                               68,046
==============================================================================
  Total investment income                                           9,692,253
==============================================================================

EXPENSES:

Advisory fees                                                       6,906,375
------------------------------------------------------------------------------
Administrative services fees                                        2,061,924
------------------------------------------------------------------------------
Custodian fees                                                        169,483
------------------------------------------------------------------------------
Trustees' fees                                                         10,116
------------------------------------------------------------------------------
Other                                                                 348,591
==============================================================================
  Total expenses                                                    9,496,489
==============================================================================
Less: Expenses paid indirectly                                         (1,122)
==============================================================================
  Net expenses                                                      9,495,367
==============================================================================
Net investment income                                                 196,886
==============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                           (252,606,794)
------------------------------------------------------------------------------
 Option contracts written                                             643,127
==============================================================================
                                                                 (251,963,667)
==============================================================================
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                           (106,579,335)
------------------------------------------------------------------------------
 Foreign currencies                                                    (6,692)
==============================================================================
                                                                 (106,586,027)
==============================================================================
Net gain (loss) from investment securities, foreign currencies
 and option contracts                                            (358,549,694)
==============================================================================
Net increase (decrease) in net assets resulting from
 operations                                                     $(358,352,808)
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND                      115

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                 JUNE 30,      DECEMBER 31,
                                                   2001            2000
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $      196,886  $      976,415
-----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities and option contracts               (251,963,667)    (53,800,746)
-----------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities and
  foreign currencies                            (106,586,027)   (374,582,472)
=============================================================================
  Net increase (decrease) in net assets
   resulting from operations                    (358,352,808)   (427,406,803)
=============================================================================
 Distributions to shareholders from net
  investment income                                       --      (3,471,426)
-----------------------------------------------------------------------------
 Distributions to shareholders from net
  realized gains                                          --     (74,797,641)
-----------------------------------------------------------------------------
 Share transactions - net                         48,040,795     576,673,911
=============================================================================
  Net increase (decrease) in net assets         (310,312,013)     70,998,041
=============================================================================

NET ASSETS:

 Beginning of year                             2,514,262,021   2,443,263,980
=============================================================================
 End of year                                  $2,203,950,008  $2,514,262,021
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                $2,196,738,189  $2,148,697,394
-----------------------------------------------------------------------------
 Undistributed net investment income                 797,605         860,530
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and option contracts    (314,153,605)    (62,189,938)
-----------------------------------------------------------------------------
 Unrealized appreciation of investment
  securities and foreign currencies              320,567,819     426,894,035
=============================================================================
                                              $2,203,950,008  $2,514,262,021
_____________________________________________________________________________
=============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Growth and Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective July 16, 2001, the Fund will offer two classes of shares, Series I and Series II. The Fund's investment objective is growth of capital with a secondary objective of current income.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                        AIM V.I. GROWTH AND INCOME FUND
116

    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
    The Fund has a capital loss carryforward of $10,413,052 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, through the year 2008.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

NOTE 2 - CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $259,811 reduction in the cost of securities and a corresponding $259,811 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001.
 The effect of this change in 2001 was to decrease net investment income by $58,801 and to increase net unrealized gains and losses by $58,801. As a result, the net investment income per share, the net realized and unrealized gains and losses per share and the ratio of net investment income to average net assets remained unchanged.

NOTE 3 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $2,061,924 of which AIM retained $76,373 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $2,492 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4 - INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in custodian fees of $1,122 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,122.

NOTE 5 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

                        AIM V.I. GROWTH AND INCOME FUND                     117

NOTE 6 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7 - CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2001 are summarized as follows:

                                                          CALL OPTION
                                                           CONTRACTS
                                                      --------------------
                                                       NUMBER OF  PREMIUMS
                                                       CONTRACTS  RECEIVED
                                                      --------- ----------
Beginning of period                                       --   $       --
--------------------------------------------------------------------------
Written                                                4,500    1,161,228
--------------------------------------------------------------------------
Closed                                                (4,500)  (1,161,228)
==========================================================================
End of period                                             --   $       --
==========================================================================

NOTE 8 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $602,108,168 and $537,679,554, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities    $407,222,819
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (96,966,822)
===========================================================================
Net unrealized appreciation of investment securities          $310,255,997
___________________________________________________________________________
===========================================================================

Cost of investments for tax purposes is $1,890,319,888.

118                     AIM V.I. GROWTH AND INCOME FUND

NOTE 9 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                JUNE 30, 2001           DECEMBER 31, 2000
                           ------------------------  ------------------------
                             SHARES       AMOUNT       SHARES       AMOUNT
                           ----------  ------------  ----------  ------------
Sold                        4,991,912  $119,089,086  17,898,904  $561,469,804
------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                         --            --   2,833,782    78,269,067
------------------------------------------------------------------------------
Issued in connection with
 acquisitions*                     --            --     786,467    26,024,265
------------------------------------------------------------------------------
Reacquired                 (3,117,934)  (71,048,291) (2,859,510)  (89,089,225)
==============================================================================
                            1,873,978  $ 48,040,795  18,659,643  $576,673,911
______________________________________________________________________________
==============================================================================

* As of the close of business on September 15, 2000, the Fund acquired all the net assets of AIM V.I. Global Growth and Income Fund pursuant to a plan of reorganization approved by the Fund's shareholders on May 31, 2000. The acquisition was accomplished by a tax-free exchange of 786,467 shares of the Fund for 2,294,201 shares of AIM V.I. Global Growth and Income Fund outstanding as of the close of business on September 15, 2000. AIM V.I. Global Growth and Income Fund's net assets at that date were $26,024,265 including $2,170,708 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,932,661,113.

NOTE 10 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                  SIX MONTHS                      YEAR ENDED DECEMBER 31,
                                                  ENDED JUNE         -------------------------------------------------------
                                                   30, 2001           2000(a)      1999(a)     1998(a)      1997      1996
                                                  ----------         ----------   ----------  ----------  --------  --------
Net asset value, beginning of period            $    26.19         $    31.59   $    23.75  $    18.87  $  15.03  $  12.68
===========================================================================================================================
Income from investment operations:
 Net investment income                                0.00(b)            0.01         0.06        0.26      0.13      0.16
---------------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
  realized and unrealized)                           (3.67)             (4.56)        8.05        4.95      3.74      2.36
___________________________________________________________________________________________________________________________
===========================================================================================================================
  Total from investment operations                   (3.67)             (4.55)        8.11        5.21      3.87      2.52
___________________________________________________________________________________________________________________________
===========================================================================================================================
Less distributions:
 Dividends from net investment income                   --              (0.04)       (0.16)      (0.09)    (0.01)    (0.14)
---------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains                  --              (0.81)       (0.11)      (0.24)    (0.02)    (0.03)
===========================================================================================================================
  Total distributions                                   --              (0.85)       (0.27)      (0.33)    (0.03)    (0.17)
===========================================================================================================================
Net asset value, end of period                  $    22.52         $    26.19   $    31.59  $    23.75  $  18.87  $  15.03
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                     (14.01)%           (14.56)%      34.25%      27.68%    25.72%    19.95%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $2,203,950         $2,514,262   $2,443,264  $1,262,059  $639,113  $209,332
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets               0.83%(d)           0.84%        0.77%       0.65%     0.69%     0.78%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment income (loss)
 to average net assets                               (0.01)%(b)(d)       0.04%        0.22%       1.34%     1.15%     2.05%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                 24%                75%          93%        140%      135%      148%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.00 and the ratio of net investment income to average net assets would have been (0.01)%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of $2,296,623,555.

                        AIM V.I. GROWTH AND INCOME FUND                     119


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                TRANSFER AGENT AND CUSTODIAN
Owen Daly II                                        Treasurer
Formerly Director                                                                     State Street Bank and Trust Company
Cortland Trust, Inc.                                Robert G. Alley                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    COUNSEL TO THE FUNDS
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        Foley & Lardner
Magellan Insurance Company                          Melville B. Cox                   3000 K N.W., Suite 500
                                                    Vice President                    Washington, D.C. 20007
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Kramer, Levin, Naftalis & Frankel LLP
and Chief Operating Officer                         Edgar M. Larsen                   919 Third Avenue
Mercantile-Safe Deposit & Trust Co.;                Vice President                    New York, NY 10022
and President, Mercantile Bankshares
                                                    Mary J. Benson                    DISTRIBUTOR
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               A I M Distributors, Inc.
Twenty First Century Group, Inc.;                                                     11 Greenway Plaza
Formerly Member of the U.S.                         Sheri Steward Morris              Suite 100
House of Representatives                            Assistant Vice President and      Houston, TX 77046
                                                    Assistant Treasurer
Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership

SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM V.I. HIGH YIELD FUND

FUND FACES VOLATILE HIGH YIELD MARKET

HOW DID AIM V.I. HIGH YIELD FUND PERFORM                   IN MANY RESPECTS, HOWEVER,    funds target from 6.5% at the very
DURING THE REPORTING PERIOD?                          THE HIGH YIELD MARKET IS A COME    beginning of the year to 3.75% by the end
The high yield market has turned in mixed                  BACK STORY. INVESTORS HAVE    of the second quarter and provided strong
results since the start of the year. It                       RETURNED TO THE MARKET.    support for fixed-income markets. This
was one of the best-performing asset                                                     marks the Fed's most aggressive easing
classes early in the year but fundamental/                                               ever in a six-month period. In a June 27
technical issues dragged down returns                                                    statement, the Fed mentioned its recurring
later, particularly in June. In this                                                     concerns about poor business profitability
environment AIM V.I. High Yield Fund                                                     and weak capital expenditures. It also
posted a return of - 4.09 % for the         wasted no time lowering interest rates       felt economic risks were still weighted
six-month period ended June 30, 2001.       in 2001. The first of six rate reductions    toward further weakness. In "Fed speak"
The fund's six-month return, however,       occurred on January 3, 2001 -- just three    that indicates an easing bias and the
doesn't capture the reversal the high       days after the start of the new year.        possibility of future rate reductions.
yield market witnessed in January. The      Prompting this move was a clearly
fund's one-month return in January          weakening U.S. economy and an increasing     WHAT FACTORS AFFECTED THE HIGH YIELD
was 8.81%.                                  view that the U.S. may actually be falling   BOND MARKET?
                                            into recession. Since that first early-      As the year unfolded, a double dose of
HOW DID INTEREST RATE TRENDS INFLUENCE      January rate reduction, the Fed continued    Fed relief (interest rate cuts) in
FIXED-INCOME SECURITIES DURING THE          cutting the federal funds rate -- which      January and attractive yields brought
REPORTING PERIOD?                           banks use on overnight loans to each other   large cash inflows back to the high
After altering its economic bias in         -- throughout the first half of the year.    yield market and helped propel it to
December, the Federal Reserve (the Fed)     Those rate cuts dropped the fed              positive returns not seen in years. This
                                                                                         strong performance, however, proved
PORTFOLIO COMPOSITION                                                                    choppy as the high yield market succumbed
As of 6/30/01, based on total net assets                                                 to renewed fundamental concerns in March,
                                                                                         April and again in June.
TOP 10 BOND HOLDINGS                           TOP 10 INDUSTRIES                            Among those concerns were weak
--------------------------------------------  -----------------------------------------  corporate profits and sales, corporate
 1. Intermedia Communications Inc.      2.4%    1. Broadcasting & Cable TV        15.3%  downgrades, cash outflows in June (for
--------------------------------------------  -----------------------------------------  the six months as a whole cash flowed
 2. Tele1 Europe B. V.                  2.1     2. Wireless Telecommunications     8.9   into the market) and an increase in
     (Netherlands)                                 Services                              defaults. It should be noted, however,
--------------------------------------------  -----------------------------------------  that defaults are "lagging" indicators.
 3. AES Corp. (The)                     2.1     3. Integrated Telecommunication    7.6      In other words, the market prices
                                                   Services                              in the increased default rate before it
--------------------------------------------  -----------------------------------------  actually happens. In fact, the default
 4. Crown Castel International Corp.    2.1     4. Alternative Carriers            6.2   rate can have little to do with rate of
--------------------------------------------  -----------------------------------------  return in the same period. For instance,
 5. PTC International Finance II S.A.   2.0     5. Casinos & Gaming                4.8   in 1991, the default rate reached an
    (Luxembourg)                                                                         all-time high but that was also the year
--------------------------------------------  -----------------------------------------  of the high yield market's highest ever
 6. Spectrasite Holdings, Inc.          2.0     6. Oil & Gas - Exploration         4.4   total return. That's because
                                                   & Production
--------------------------------------------  -----------------------------------------
 7. Warner Chilcott, Inc.               1.9     7. Electric Utilities              4.1
--------------------------------------------  -----------------------------------------
 8. Charter Communications              1.7     8. Homebuilding                    2.9
    Holdings, LLC
--------------------------------------------  -----------------------------------------
 9. Time Warner Telecom Inc.            1.6     9. Railroads                       2.5
--------------------------------------------  -----------------------------------------
10. Adelphia Communications Corp.       1.5    10. Telecommunications Equipment    2.5

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

                            AIM V.I. HIGH YIELD FUND                         121


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

bonds that defaulted in 1991 began that       this year, the high yield market has         policy change has historically started
year trading at low levels as credit          witnessed $5.6 billion in cash inflows.      affecting the economy. A revitalized
losses to these issues were actually                                                       business climate could do much to
realized back in 1989 or 1990. So in          HOW DID YOU MANAGE THE FUND?                 restore confidence in stocks and help
1991, when they were listed as defaults,      The fund's performance during the first      the high yield market as well.
they didn't have far to fall in price         half of the year reflected trends in the        Also, the risk premium--the
and really had little impact on total         high yield market. Our overweighting in      increased yield you get on high yield
return that year.                             lower-rated credits proved beneficial        bonds versus Treasuries--is greater
   Certainly many of the high yield           early in the year. However, as the year      than average and thus very attractive.
market's problems thus far in 2001 stem       progressed, a polarization between upper     And several leading indicators of the
from concerns in the telecommunications       and lower credits emerged (higher-rated      default rate are pointing to a decline
sector. Investors should understand,          bonds outperformed lower-rated bonds)        in defaults by early 2002. These
however, that the high yield market is        and this negatively affected fund            factors, coupled with a surge of cash
actually quite large and represents a         performance.                                 inflows, are positive signs for the
wide variety of industries from health           One unfortunate industry trend is the     market. Although we cannot predict to
care and food to airlines and finance         increase in defaults. The fund has not       what extent or for how long these
companies. And many of these industries,      been immune to this trend. However,          increased cash inflows will continue,
particularly food and finance, produced       while we would prefer no defaults, we        we believe that high yield bonds
double-digit returns for the first half       are confident that our disciplined           remain an attractive option for
of 2001.                                      research process is working. Our             investors looking for high income with
   Credit quality has also played a role      research team works very hard in             some potential appreciation.
in performance thus far this year. Early      choosing and monitoring the credits the
in the year, lower-rated tiers were the       fund buys and holds, but the fact            AIM V.I. High Yield Fund seeks a high
best performers. For the six-month            remains that it is virtually impossible      level of current income. The fund
period as a whole, however, the best          to avoid all defaults.                       seeks to meet its investment
returns belonged to the highest quality          Over the course of the year, we           objectives by investing in a portfolio
sector--BB-rated bonds. And yields,           continued to reposition the fund so we       consisting primarily of high-yielding,
which remain quite attractive, were           could be more responsive to changes in       lower rated bonds.
spread across a vast spectrum. While BB       the market. We have increased the credit     The performance figures shown here,
bond yields fell in the 9% range, many        quality and liquidity of the fund by         which represent AIM V.I. High Yield
CCC bonds were yielding more than 20%.        adding more BB bonds. We have also           Fund, are not intended to reflect
                                              reduced our exposure to lower-rated          actual annuity values, and they do not
AVERAGE ANNUAL TOTAL RETURNS                  tiers such as CCC and non-rated bonds.       reflect charges at the separate-
                                              Although our strategy has been to            account level, and these charges would
As of 6/30/01                                 increase our credit quality, the fund's      reduce the total return. AIM V.I. High
--------------------------------------        average credit quality will remain B.        Yield Fund's performance figures are
Inception (5/1/98)              -7.06%           We have also increased the                historical, and they reflect fund
--------------------------------------        diversification and number of holdings       expenses, the reinvestment of
1 year                          -19.74        in the fund. We continue to add new          distributions and changes in net asset
--------------------------------------        names and increase our exposure to           value. The fund's investment return
                                              companies with more stable cash flows        and principal value will fluctuate, so
Past performance cannot guarantee             that should be able to weather economic      an investor's shares, when redeemed,
comparable future results. DUE TO RECENT      downturns.                                   may be worth more or less than their
SIGNIFICANT MARKET VOLATILITY, RESULTS                                                     original cost.
OF AN INVESTMENT MADE TODAY MAY DIFFER        ANY FINAL THOUGHTS?                             The fund invests in higher-
SUBSTANTIALLY FROM THE HISTORICAL             As we begin the second half of 2001,         yielding, lower-rated corporate bonds,
PERFORMANCES SHOWN. CALL YOUR FINANCIAL       the Fed has already eased 275 basis          commonly known as "junk bonds." These
ADVISOR FOR MORE CURRENT PERFORMANCE.         points (2.75%) thus far this year. And       bonds have a greater risk of price
                                              we are approaching a time six months         fluctuation and loss of principal and
   In many respects, however, the high        after the first Fed cut--a time that         income than do U.S. government
yield market is a comeback story.                                                          securities, such as U.S. Treasury
Investors have returned to the market.                                                     bonds and bills, which offer a
This stands in stark contrast to last                                                      government guarantee as to the
year when the high yield market suffered                                                   repayment of principal and interest if
from a cash-flow problem--cash was                                                         held to maturity.
flowing out, not in. In fact, thus far


122                         AIM V.I. HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                         PRINCIPAL   MARKET
                                                          AMOUNT      VALUE
BONDS & NOTES - 91.44%

AEROSPACE & DEFENSE - 1.63%

Dunlop Standard Aerospace Holdings PLC (United
 Kingdom), Sr. Unsec. Sub. Yankee Notes,
 11.88%, 05/15/09                                        $ 300,000 $   318,750
------------------------------------------------------------------------------
Precision Partners, Inc., Sr. Unsec. Sub. Notes,
 12.00%, 03/15/09                                          330,000     150,150
==============================================================================
                                                                       468,900
==============================================================================

AIRLINES - 1.28%

Air Canada (Canada), Sr. Yankee Notes, 10.25%, 03/15/11
 (Acquired 03/08/01; Cost $196,950)(a)                     200,000     184,000
------------------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd. Notes,
 8.88%, 06/01/06                                           190,000     183,149
==============================================================================
                                                                       367,149
==============================================================================

ALTERNATIVE CARRIERS - 6.04%

Global Crossing Holdings Ltd. (Bermuda), Sr. Unsec.
 Yankee Notes, 8.70%, 08/01/07 (Acquired 01/23/01-
 03/21/01; Cost $203,472)(a)                               210,000     161,700
------------------------------------------------------------------------------
GT Group Telecom Inc. (Canada), Sr. Unsec. Disc. Yankee
 Notes, 13.25%, 02/01/10(b)                                500,000     167,500
------------------------------------------------------------------------------
Impsat Fiber Networks Inc., Sr. Unsec. Notes,
 13.75%, 02/15/05                                          275,000     111,375
------------------------------------------------------------------------------
Intermedia Communications Inc.,
 Sr. Sub. Disc. Notes, 12.25%, 03/01/09(b)                 100,000      74,500
------------------------------------------------------------------------------
 Sr. Unsec. Disc. Notes, 12.50%, 05/15/06(b)               130,000     130,650
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 8.60%, 06/01/08                         170,000     167,450
------------------------------------------------------------------------------
 Series B, Sr. Disc. Notes, 11.25%, 07/15/07(b)            375,000     331,875
------------------------------------------------------------------------------
Tele1 Europe B.V. (Netherlands), Sr. Unsec. Yankee
 Notes, 13.00%, 05/15/09                                 1,000,000     595,000
==============================================================================
                                                                     1,740,050
==============================================================================

APPAREL RETAIL - 0.68%

Big 5 Corp. - Series B, Sr. Unsec. Notes,
 10.88%, 11/15/07                                          200,000     197,000
==============================================================================

AUTO PARTS & EQUIPMENT - 0.68%

Advance Stores Co., Inc. - Series B, Sr. Unsec. Gtd.
 Sub. Notes, 10.25%, 04/15/08                              200,000     197,000
==============================================================================

BROADCASTING & CABLE TV - 15.26%

Adelphia Communications Corp.,
 Sr. Unsec. Notes, 10.88%, 10/01/10                        165,000     167,887
------------------------------------------------------------------------------
 Sr. Unsec. Sub. Notes, 10.25%, 06/15/11                   130,000     128,050
------------------------------------------------------------------------------
 Series B, Sr. Unsec. Notes, 9.88%, 03/01/07               140,000     138,600
------------------------------------------------------------------------------
Allbritton Communications Co.,
 Sr. Sub. Notes, 8.88%, 02/01/08                           100,000     100,500
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 9.75%, 11/30/05                          50,000      51,500
------------------------------------------------------------------------------
Callahan Nordrhein Westfalen (Germany), Sr. Unsec.
 Yankee Notes, 14.00%, 07/15/10 (Acquired 06/29/00-
 03/22/01; Cost $305,250)(a)                               310,000     265,050
------------------------------------------------------------------------------



                                                         PRINCIPAL   MARKET
                                                          AMOUNT      VALUE
BROADCASTING & CABLE TV - (CONTINUED)

Canwest Media Inc. (Canada), Sr. Sub. Yankee Notes,
 10.63%, 05/15/11 (Acquired 05/10/01-05/23/01; Cost
 $197,642)(a)                                            $ 200,000 $   203,500
------------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
 Communications Holdings Capital Corp.,
 Sr. Unsec. Disc. Notes, 9.92%, 04/01/11(b)                150,000     103,125
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 9.63%, 11/15/09 (Acquired 05/10/01;
  Cost $120,000)(a)                                        120,000     120,600
------------------------------------------------------------------------------
 Sr. Unsec. Sub. Notes,
 10.75%, 10/01/09                                          190,000     199,975
------------------------------------------------------------------------------
 11.13%, 01/15/11                                           60,000      63,600
------------------------------------------------------------------------------
CSC Holdings Inc.,
 Sr. Unsec. Deb.,
 7.63%, 07/15/18                                            60,000      53,876
------------------------------------------------------------------------------
 7.88%, 02/15/18                                            75,000      68,980
------------------------------------------------------------------------------
 Sr. Unsec. Notes, 7.63%, 04/01/11(c)                      150,000     143,553
------------------------------------------------------------------------------
Diamond Cable Communications PLC (United Kingdom),
 Sr. Unsec. Disc. Yankee Notes, 10.75%, 02/15/07(b)        255,000     156,825
------------------------------------------------------------------------------
 Sr. Unsec. Unsub. Disc. Notes, 13.25%, 09/30/04(b)        250,000     191,250
------------------------------------------------------------------------------
Echostar Broadband Corp., Sr. Unsec. Notes, 10.38%,
 10/01/07                                                   95,000      95,475
------------------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Disc. Notes,
 10.25%, 11/01/07(b)                                       250,000     218,750
------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital Inc., Sr. Unsec.
 Notes, 10.50%, 11/01/10(c)                                125,000     131,875
------------------------------------------------------------------------------
Knology Holdings, Inc., Sr. Unsub. Disc. Notes, 11.88%,
 10/15/07(b)                                               250,000      78,125
------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.50%,
 01/15/13(c)                                               180,000     172,800
------------------------------------------------------------------------------
NTL Communications Corp., Sr. Unsec. Disc. Notes,
 12.38%, 10/01/08(b)                                       750,000     333,750
------------------------------------------------------------------------------
NTL Inc. - Series B, Sr. Disc. Notes,
 11.50%, 02/01/06(b)                                       150,000     102,750
------------------------------------------------------------------------------
ONO Finance PLC (United Kingdom), Sr. Unsec. Gtd. Euro
 Notes, 13.00%, 05/01/09                                   550,000     431,750
------------------------------------------------------------------------------
Pegasus Communications Corp. - Series B, Sr. Notes,
 9.63%, 10/15/05                                           320,000     289,600
------------------------------------------------------------------------------
Radio One, Inc., Sr. Sub. Notes, 8.88%, 07/01/11(c)        105,000     105,525
------------------------------------------------------------------------------
Salem Communications Holding Corp., Sr. Sub. Notes,
 9.00%, 07/01/11(c)                                         90,000      89,550
------------------------------------------------------------------------------
United Pan-Europe Communications N.V. (Netherlands) -
  Series B, Sr. Unsec. Yankee Notes,
 11.25%, 02/01/10                                          360,000     131,400
==============================================================================
 11.50%, 02/01/10                                          150,000      54,750
==============================================================================
                                                                     4,392,971
==============================================================================

                            AIM V.I. HIGH YIELD FUND                         123

                                                         PRINCIPAL   MARKET
                                                          AMOUNT      VALUE
BUILDING PRODUCTS - 1.18%

Brand Scaffold Services, Inc., Sr. Unsec. Notes,
 10.25%, 02/15/08                                        $ 135,000 $   125,212
------------------------------------------------------------------------------
MMI Products, Inc. - Series B, Sr. Unsec. Sub. Notes,
 11.25%, 04/15/07                                          220,000     213,950
==============================================================================
                                                                       339,162
==============================================================================

CASINOS & GAMING - 4.76%

Ameristar Casinos, Inc., Sr. Sub. Notes,
 10.75%, 02/15/09(c)                                       210,000     220,500
------------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Unsec. Sub. Notes,
 9.50%, 07/15/07                                            40,000      39,100
------------------------------------------------------------------------------
Hollywood Casino Corp. - Class A, Sr. Sec. Gtd. Notes,
 11.25%, 05/01/07                                          200,000     215,000
------------------------------------------------------------------------------
Hollywood Casino Corp./Shreveport Capital Corp., Sr.
 Unsec. Gtd. First Mortgage Notes, 13.00%, 08/01/06        100,000     106,500
------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Unsec. Gtd. Sub. Notes,
 8.75%, 04/15/09                                           100,000      91,500
------------------------------------------------------------------------------
MGM Mirage Inc., Sr. Unsec. Gtd. Sub. Notes,
 8.38%, 02/01/11                                            40,000      40,600
------------------------------------------------------------------------------
 9.75%, 06/01/07                                           250,000     268,125
------------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec. Sub. Notes,
 8.88%, 09/15/08                                           210,000     219,975
------------------------------------------------------------------------------
Resort at Summerlin LP - Series B, Sr. Sub. Notes,
 13.00%, 12/15/07(d)                                       608,000       9,120
------------------------------------------------------------------------------
Venetian Casino Resort LLC, Sec. Gtd. Mortgage Notes,
 12.25%, 11/15/04                                          150,000     161,250
==============================================================================
                                                                     1,371,670
==============================================================================

COMMODITY CHEMICALS - 0.24%

ISP Chemco Inc., Sr. Sub. Notes, 10.25%, 07/01/11(c)        20,000      20,050
------------------------------------------------------------------------------
Millennium America Inc., Sr. Notes,
 9.25%, 06/15/08(c)                                         50,000      50,125
==============================================================================
                                                                        70,175
==============================================================================

CONSTRUCTION & FARM MACHINERY - 0.85%

AGCO Corp., Sr. Unsec. Notes, 9.50%, 05/01/08(c)           250,000     243,750
==============================================================================

DIVERSIFIED COMMERCIAL SERVICES - 0.78%

Tekni-Plex, Inc. - Series B, Sr. Unsec. Gtd. Sub.
 Notes, 12.75%, 06/15/10                                   280,000     225,400
==============================================================================

DIVERSIFIED FINANCIAL SERVICES - 0.94%

Alamosa Delaware Inc., Sr. Notes, 12.50%, 02/01/11(c)      300,000     271,500
==============================================================================

DIVERSIFIED METALS & MINING - 0.06%

Bulong Operations PTV Ltd. (Australia), Sr. Sec. Yankee
 Notes, 12.50%, 12/15/08(d)                                700,000      17,500
==============================================================================

ELECTRIC UTILITIES - 4.05%

AES Corp. (The), Sr. Unsec. Notes,
 9.50%, 06/01/09                                           150,000     153,750
------------------------------------------------------------------------------
 Sr. Unsec. Unsub. Notes,
 8.75%, 06/15/08                                           190,000     188,100
------------------------------------------------------------------------------
 9.38%, 09/15/10                                           250,000     253,125
------------------------------------------------------------------------------

                                                          PRINCIPAL   MARKET
                                                           AMOUNT      VALUE
ELECTRIC UTILITIES - (CONTINUED)

Calpine Corp., Sr. Unsec. Notes,
 8.50%, 02/15/11                                          $  65,000 $    62,844
-------------------------------------------------------------------------------
 8.63%, 08/15/10                                            200,000     195,740
-------------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
 8.90%, 07/15/08                                            200,000     200,320
-------------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes, 13.50%,
 07/15/08 (Acquired 06/27/01; Cost $112,459)(a)             115,000     112,990
===============================================================================
                                                                      1,166,869
===============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT - 2.17%

Cherokee International LCC - Series B, Sr. Unsec. Sub.
 Notes, 10.50%, 05/01/09                                    200,000     153,000
-------------------------------------------------------------------------------
Dayton Superior Corp., Sr. Unsec. Gtd. Sub. Notes,
 13.00%, 06/15/09                                           220,000     223,300
-------------------------------------------------------------------------------
Flextronics International Ltd. (Singapore), Sr. Yankee
 Sub. Notes, 9.88%, 07/01/10                                110,000     110,550
-------------------------------------------------------------------------------
Knowles Electronics Inc., Sr. Unsec. Gtd. Sub. Notes,
 13.13%, 10/15/09                                           140,000     137,900
===============================================================================
                                                                        624,750
===============================================================================

EMPLOYMENT SERVICES - 0.61%

MSX International, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.38%, 01/15/08                                           190,000     175,750
===============================================================================

ENVIRONMENTAL SERVICES - 1.08%

Allied Waste North America Inc. - Series B, Sr. Unsec.
 Gtd. Sub. Notes, 10.00%, 08/01/09                          300,000     310,500
===============================================================================

FOREST PRODUCTS - 0.82%

Millar Western Forest Products Ltd. (Canada), Sr. Unsec.
 Notes, 9.88%, 05/15/08                                     250,000     236,250
===============================================================================

GENERAL MERCHANDISE STORES - 0.87%

Pantry, Inc. (The), Sr. Unsec. Gtd. Sub. Notes,
 10.25%, 10/15/07                                           150,000     146,250
-------------------------------------------------------------------------------
Travelcenters of America Inc., Sr. Unsec. Gtd. Sub.
 Notes, 12.75%, 05/01/09                                    100,000     105,500
===============================================================================
                                                                        251,750
===============================================================================

HEALTH CARE DISTRIBUTORS & SERVICES - 1.25%

Fresenius Medical Care Capital Trust, Pfd. Gtd. Notes,
 7.88%, 06/15/11(c)                                         210,000     205,800
-------------------------------------------------------------------------------
Omnicare, Inc., Sr. Sub. Notes, 8.13%, 03/15/11(c)          150,000     155,250
===============================================================================
                                                                        361,050
===============================================================================

HEALTH CARE FACILITIES - 1.36%

HCA Inc., Sr. Unsec. Notes, 8.75%, 09/01/10                 120,000     128,400
-------------------------------------------------------------------------------
Magellan Health Services, Inc., Sr. Notes,
 9.38%, 11/15/07(c)                                          65,000      66,462
-------------------------------------------------------------------------------
Select Medical Corp., Sr. Sub. Notes,
 9.50%, 06/15/09(c)                                          95,000      94,050
-------------------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Unsec. Gtd. Notes,
 8.75%, 05/01/09(c)                                         100,000     102,000
===============================================================================
                                                                        390,912
===============================================================================

124                         AIM V.I. HIGH YIELD FUND

                                                        PRINCIPAL   MARKET
                                                         AMOUNT      VALUE
HEALTH CARE SUPPLIES - 1.04%

DJ Orthopedics, LLC, Sr. Unsec. Gtd. Sub. Notes,
 12.63%, 06/15/09                                       $ 300,000 $   300,000
=============================================================================

HOME FURNISHINGS - 1.28%

Falcon Products, Inc. - Series B, Sr. Unsec. Gtd. Sub.
 Notes, 11.38%, 06/15/09                                  150,000     142,500
-----------------------------------------------------------------------------
Sealy Mattress Co., Sr. Sub. Notes, 9.88%, 12/15/07(c)    200,000     198,000
-----------------------------------------------------------------------------
Winsloew Furniture, Inc. - Series B, Sr. Gtd. Sub.
 Notes, 12.75%, 08/15/07                                   30,000      27,975
=============================================================================
                                                                      368,475
=============================================================================

HOMEBUILDING - 2.90%

K Hovnanian Enterprises, Inc., Sr. Unsec. Gtd. Notes,
 10.50%, 10/01/07                                         150,000     155,250
-----------------------------------------------------------------------------
Lennar Corp. - Series B, Sr. Unsec. Gtd. Notes, 9.95%,
 05/01/10                                                 240,000     260,400
-----------------------------------------------------------------------------
Schuler Homes, Inc.,
 Sr. Sub. Notes, 10.50%, 07/15/11(c)                       15,000      15,113
-----------------------------------------------------------------------------
 Sr. Unsec. Gtd. Notes, 9.00%, 04/15/08                   200,000     195,000
-----------------------------------------------------------------------------
WCI Communities Inc., Sr. Sub. Notes,
 10.63%, 02/15/11(c)                                      200,000     209,000
=============================================================================
                                                                      834,763
=============================================================================

HOUSEHOLD APPLIANCES - 0.35%

Salton, Inc., Sr. Unsec. Gtd. Sub. Notes,
 10.75%, 12/15/05                                         100,000     100,500
=============================================================================

INDUSTRIAL CONGLOMERATES - 0.45%

Jordan Industries, Inc. - Series D, Sr. Unsec. Notes,
 10.38%, 08/01/07                                         150,000     130,500
=============================================================================

INDUSTRIAL MACHINERY - 0.09%

Actuant Corp., Sr. Unsec. Gtd. Sub. Bonds,
 13.00%, 05/01/09                                          25,000      26,000
=============================================================================

INTEGRATED TELECOMMUNICATION SERVICES - 7.33%

ICG Services, Inc., Sr. Unsec. Disc. Notes,
 10.00%, 02/15/08(b)(d)                                   600,000      78,000
-----------------------------------------------------------------------------
Jazztel PLC (United Kingdom), Sr. Unsec. Yankee Notes,
 14.00%, 04/01/09                                         500,000     217,500
-----------------------------------------------------------------------------
KMC Telecom Holdings, Inc., Sr. Unsec. Notes, 13.50%,
 05/15/09                                               1,000,000     205,000
-----------------------------------------------------------------------------
Madison River Capital LLC/Madison River Finance Corp.,
 Sr. Unsec. Notes, 13.25%, 03/01/10                       300,000     145,500
-----------------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%, 08/15/10           300,000     226,500
-----------------------------------------------------------------------------
PF.Net Communications, Inc., Sr. Unsec. Notes, 13.75%,
 05/15/10                                                 300,000      91,500
-----------------------------------------------------------------------------
PTC International Finance II S.A. (Luxembourg), Sr.
 Unsec. Gtd. Yankee Sub. Notes, 11.25%, 12/01/09          600,000     573,000
-----------------------------------------------------------------------------
Time Warner Telecom Inc., Sr. Unsec. Sub. Notes,
 10.13%, 02/01/11                                         500,000     457,500
-----------------------------------------------------------------------------
Versatel Telecom International N.V. (Netherlands),
 Sr. Yankee Notes, 13.25%, 05/15/08                       100,000      38,500
-----------------------------------------------------------------------------
 Sr. Unsec. Yankee Notes, 13.25%, 05/15/08                200,000      77,000
=============================================================================
                                                                    2,110,000
=============================================================================

                                                          PRINCIPAL   MARKET
                                                           AMOUNT      VALUE
INTERNET SOFTWARE & SERVICES - 1.84%

Equinix, Inc., Sr. Unsec. Notes, 13.00%, 12/01/07         $ 630,000 $   335,475
-------------------------------------------------------------------------------
Exodus Communications, Inc., Sr. Unsec. Notes, 11.25%,
 07/01/08                                                   160,000      53,600
-------------------------------------------------------------------------------
Globix Corp., Sr. Unsec. Notes, 12.50%, 02/01/10            480,000     140,400
===============================================================================
                                                                        529,475
===============================================================================

LIFE & HEALTH INSURANCE - 0.34%

Conseco, Inc., Sr. Unsec. Notes, 10.75%, 06/15/08           100,000      98,500
===============================================================================

MEAT POULTRY & FISH - 0.62%

Premium Standard Farms, Sr. Sec. Gtd. Notes,
 11.00%, 07/07/01                                           175,000     177,188
===============================================================================

MOVIES & ENTERTAINMENT - 0.76%

Alliance Atlantis Communications Inc. (Canada), Sr.
 Unsec. Sub. Notes, 13.00%, 12/15/09                         80,000      84,800
-------------------------------------------------------------------------------
AMC Entertainment Inc., Sr. Unsec. Sub. Notes,
 9.50%, 02/01/11                                             55,000      49,225
-------------------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Sub. Notes, 10.75%,
 07/01/11 (Acquired 06/28/01; Cost $83,734)(a)               85,000      85,425
===============================================================================
                                                                        219,450
===============================================================================

OIL & GAS DRILLING - 0.97%

Pride International, Inc., Sr. Unsec. Notes,
 10.00%, 06/01/09                                           250,000     278,750
===============================================================================

OIL & GAS EQUIPMENT & SERVICES - 0.69%

Lone Star Technologies, Inc., Sr. Sub. Notes,
 9.00%, 06/01/11(c)                                          50,000      49,000
-------------------------------------------------------------------------------
SESI LLC, Sr. Unsec. Gtd. Notes, 8.88%, 05/15/11(c)         150,000     150,750
===============================================================================
                                                                        199,750
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION - 4.44%

Abraxas Petroleum Corp. - Series B, Sr. Sec. Gtd. Notes,
 12.88%, 03/15/03                                           250,000     258,750
-------------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Notes,
 8.13%, 04/01/11(c)                                         205,000     193,725
-------------------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.25%, 05/01/07                                           280,000     301,000
-------------------------------------------------------------------------------
Forest Oil Corp., Sr. Notes, 8.00%, 06/15/08(c)             150,000     147,000
-------------------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Notes, 11.75%, 11/15/09      210,000     226,800
-------------------------------------------------------------------------------
Pioneer Natural Resources Co., Sr. Unsec. Gtd. Notes,
 9.63%, 04/01/10                                            135,000     150,188
===============================================================================
                                                                      1,277,463
===============================================================================

OIL & GAS REFINING & MARKETING - 0.65%

Texas Petrochemical Corp., Sr. Unsec. Sub. Notes,
 11.13%, 07/01/06                                           210,000     187,950
===============================================================================

PAPER PRODUCTS - 0.43%

Tembec Industries Inc. (Canada),
 Sr. Unsec. Gtd. Notes, 8.50%, 02/01/11                      30,000      30,600
-------------------------------------------------------------------------------
 Sr. Unsec. Gtd. Yankee Notes, 8.50%, 02/01/11(c)            90,000      92,250
===============================================================================
                                                                        122,850
===============================================================================

                            AIM V.I. HIGH YIELD FUND                         125

                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
PERSONAL PRODUCTS - 0.91%

Elizabeth Arden, Inc., Sr. Sec. Notes,
 11.75%, 02/01/11                                        $  150,000 $   159,375
-------------------------------------------------------------------------------
Playtex Products Inc., Sr. Unsec. Sub. Notes,
 9.38%, 06/01/11(c)                                         100,000     102,500
===============================================================================
                                                                        261,875
===============================================================================

PHARMACEUTICALS - 1.93%

Warner Chilcott, Inc. - Series B, Sr. Unsec. Gtd.
 Notes, 12.63%, 02/15/08                                    500,000     555,000
===============================================================================

PHOTOGRAPHIC PRODUCTS - 0.21%

Polaroid Corp., Sr. Unsec. Notes, 11.50%, 02/15/06          200,000      61,000
===============================================================================

RAILROADS - 2.49%

Kansas City Southern Railway, Sr. Unsec. Gtd. Notes,
 9.50%, 10/01/08                                            300,000     318,750
-------------------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec. Gtd. Sub.
 Notes, 12.88%, 08/15/10                                    175,000     181,125
-------------------------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr. Yankee Gtd. Disc. Notes,
 11.75%, 06/15/09(b)                                        255,000     215,475
===============================================================================
                                                                        715,350
===============================================================================

REAL ESTATE INVESTMENT TRUSTS - 1.25%

Felcor Lodging LP, Sr. Notes, 8.50%, 06/01/11(c)            190,000     182,400
-------------------------------------------------------------------------------
Host Marriott LP, Sr. Gtd. Notes, 9.25%, 10/01/07           175,000     175,875
===============================================================================
                                                                        358,275
===============================================================================

SPECIALTY STORES - 0.99%

CSK Auto Inc. - Series A, Sr. Gtd. Sub. Deb,
 11.00%, 11/01/06                                           140,000     110,600
-------------------------------------------------------------------------------
United Rentals (North America) Inc., Sr. Unsec. Gtd.
 Notes, 10.75%, 04/15/08(c)                                 165,000     173,250
===============================================================================
                                                                        283,850
===============================================================================

TELECOMMUNICATIONS EQUIPMENT - 2.44%

SBA Communications Corp.,
 Sr. Unsec. Notes, 10.25%, 02/01/09                         150,000     138,750
-------------------------------------------------------------------------------
Spectrasite Holdings, Inc.,
 Sr. Disc. Notes, 12.00%, 07/15/08(b)                       400,000     214,000
-------------------------------------------------------------------------------
 Sr. Unsec. Disc. Notes, 11.25%, 04/15/09(b)                185,000      86,025
-------------------------------------------------------------------------------
 Series B, Sr. Unsec. Sub. Notes, 12.50%, 11/15/10          275,000     262,625
===============================================================================
                                                                        701,400
===============================================================================

TEXTILES - 0.56%

Cabot Safety Corp., Sr. Sub. Notes, 12.50%, 07/15/05        160,000     160,800
===============================================================================

TRUCKING - 1.39%

Avis Group Holdings, Inc., Sr. Unsec. Gtd. Sub. Notes,
 11.00%, 05/01/09                                           150,000     167,625
-------------------------------------------------------------------------------
North American Van Lines Inc., Sr. Sub. Notes, 13.38%,
 12/01/09(c)                                                250,000     231,250
===============================================================================
                                                                        398,875
===============================================================================


                                                         PRINCIPAL    MARKET
                                                           AMOUNT      VALUE
WIRELESS TELECOMMUNICATION SERVICES - 8.50%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
 13.50%, 10/01/09(b)                                     $  300,000 $   174,000
-------------------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc. Notes,
 12.88%, 02/15/10(b)                                        170,000      79,050
-------------------------------------------------------------------------------
American Tower Corp., Sr. Notes, 9.38%, 02/01/09(c)         170,000     160,650
-------------------------------------------------------------------------------
Crown Castle International Corp.,
 Sr. Notes, 9.38%, 08/01/11 (Acquired 05/10/01; Cost
  $100,000)(a)                                              100,000      89,000
-------------------------------------------------------------------------------
 Sr. Unsec. Disc. Notes, 10.63%, 11/15/07(b)                400,000     310,000
-------------------------------------------------------------------------------
 Sr. Unsec. Notes, 10.75%, 08/01/11                         200,000     194,000
-------------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc. Notes, 14.00%,
 10/01/10(b)                                                500,000     192,500
-------------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes,
 14.00%, 07/15/10(b)                                        100,000      41,500
-------------------------------------------------------------------------------
IWO Holdings, Inc., Sr. Notes, 14.00%, 01/15/11(c)(e)       200,000     175,000
-------------------------------------------------------------------------------
Microcell Telecommunications Inc. - Series B, (Canada),
 Sr. Disc. Yankee Notes,
 14.00%, 06/01/06(b)                                        200,000     149,000
-------------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec. Notes, 9.50%,
 02/01/11                                                   450,000     357,750
-------------------------------------------------------------------------------
Nextel International Inc. - Series B, Sr. Unsec. Sub.
 Notes, 12.75%, 08/01/10                                    250,000      78,750
-------------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
 10.38%, 01/15/11                                           270,000     244,350
-------------------------------------------------------------------------------
Triton PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
 9.38%, 02/01/11                                            100,000      97,500
-------------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd. Disc. Sub.
 Notes, 14.00%, 04/15/10(b)                                 300,000     103,500
===============================================================================
                                                                      2,446,550
===============================================================================
Total Bonds & Notes (Cost $32,418,992)                               26,324,647
===============================================================================

                                                           SHARES
COMMON STOCKS & OTHER EQUITY INTERESTS - 0.89%

ALTERNATIVE CARRIERS - 0.12%

Convergent Communications, Inc.(f)                            1,350          11
-------------------------------------------------------------------------------
GT Group Telecom Inc. (Canada) - Wts., expiring
 02/01/10 (Acquired 09/18/00; Cost $52,402)(a)(g)               500      10,000
-------------------------------------------------------------------------------
Song Networks Holding A.B. - ADR (Sweden)                    11,448      23,583
===============================================================================
                                                                         33,594
===============================================================================

BROADCASTING & CABLE TV - 0.06%

ONO Finance PLC (United Kingdom) - Wts., expiring
 05/31/09(g)                                                    550      16,500
===============================================================================

CASINOS & GAMING - 0.00%

Resort At Summerlin LP - Wts., expiring 12/15/07(g)             467           5
===============================================================================

126                         AIM V.I. HIGH YIELD FUND

                                                                      MARKET
                                                           SHARES      VALUE
ELECTRICAL COMPONENTS & EQUIPMENT - 0.02%

Dayton Superior - Wts., expiring 06/15/09 (Acquired
 08/07/00; Cost $0)(a)(g)                                       220 $     4,510
===============================================================================

GENERAL MERCHANDISE STORES - 0.01%

Travelcenters of America Inc. - Wts., expiring 05/01/09
 (Acquired 01/29/01; Cost $0)(a)(g)                             300       3,075
===============================================================================

HOME FURNISHINGS - 0.00%

Winsloew Escrow Corp. - Wts., expiring 08/15/07
 (Acquired 12/06/99; Cost $0)(a)(g)                              30         311
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES - 0.22%

Jazztel PLC - ADR (United Kingdom)                            8,609      51,051
-------------------------------------------------------------------------------
NTELOS Inc. - Wts., expiring 08/15/10 (Acquired
 11/15/00; Cost $0)(a)(g)                                       300         150
-------------------------------------------------------------------------------
PF.Net Communications, Inc. - Wts., expiring 05/15/10
 (Acquired 07/19/00; Cost $0)(a)(g)                             300         600
-------------------------------------------------------------------------------
Versatel Telecom International N.V. - ADR
 (Netherlands)(f)                                             3,868      10,985
===============================================================================
                                                                         62,786
===============================================================================

INTERNET SOFTWARE & SERVICES - 0.04%

Equinix, Inc. - Wts., expiring 12/01/07 (Acquired
 05/30/00; Cost $0)(a)(g)                                       630      11,542
===============================================================================

MARINE - 0.00%

Millenium Seacarriers Inc.(f)                                   100         125
===============================================================================

RAILROADS - 0.04%

Railamerica Inc. - Wts., expiring 08/15/10 (Acquired
 10/05/00; Cost $0)(a)(g)                                       175      12,294
===============================================================================

TELECOMMUNICATIONS EQUIPMENT - 0.02%

Long Distance International, Inc. - Wts., expiring
 04/13/08(g)                                                    140           1
-------------------------------------------------------------------------------
World Access, Inc. - Series D, Conv. Pfd. (Acquired
 03/03/00; Cost $97,271)(a)(f)                                  100       6,008
===============================================================================
                                                                          6,009
===============================================================================

WIRELESS TELECOMMUNICATION SERVICES - 0.36%

AirGate PCS, Inc.(f)                                            365      18,980
-------------------------------------------------------------------------------
Crown Castle International Corp.(f)                             203       3,329
-------------------------------------------------------------------------------
Crown Castle International Corp. - $3.13 Conv. Pfd.           2,000      66,134
-------------------------------------------------------------------------------
Horizon PCS, Inc. - Wts., Expiring 10/01/10 (Acquired
 05/02/01; Cost $0)(a)(g)                                       500      10,125
-------------------------------------------------------------------------------
iPCS, Inc. - Wts., expiring 7/15/10 (Acquired 01/29/01;
 Cost $0)(a)(g)                                                 100       2,025
-------------------------------------------------------------------------------
Ubiquitel Inc. - Wts., expiring 04/15/10 (Acquired
 08/10/00; Cost $0)(a)(g)                                       300       4,500
===============================================================================
                                                                        105,093
===============================================================================

Total Common Stocks & Other Equity Interests
 (Cost $536,799)                                                        255,844
===============================================================================


                                                                      MARKET
                                                           SHARES      VALUE
MONEY MARKET FUNDS - 6.30%

STIC Liquid Assets Portfolio(h)                             907,656 $   907,656
-------------------------------------------------------------------------------
STIC Prime Portfolio(h)                                     907,656     907,656
===============================================================================
Total Money Market Funds (Cost $1,815,312)                            1,815,312
===============================================================================
TOTAL INVESTMENTS - 98.63%
 (COST $34,771,103)                                                  28,395,803
===============================================================================
OTHER ASSETS LESS LIABILITIES - 1.37%                                   394,322
===============================================================================
NET ASSETS - 100.00%                                                $28,790,125
===============================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Ctfs.  - Certificates
Deb.   - Debentures
Disc.  - Discounted
Gtd.   - Guaranteed
Pfd.   - Preferred
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured
Unsub. - Unsubordinated
Wts.   - Warrants

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 06/30/01 was $1,287,405, which represented 4.48% of the Fund's net assets.
(b) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(f) Non-income producing security.
(g) Acquired as part of a unit with or in exchange for other securities.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                           AIM V.I. HIGH YIELD FUND                         127

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $34,771,103)  $28,395,803
------------------------------------------------------------
Receivables for:
 Investments sold                                    111,869
------------------------------------------------------------
 Fund shares sold                                      8,846
------------------------------------------------------------
 Dividends and interest                              735,772
------------------------------------------------------------
Investment for deferred compensation plan             17,217
============================================================
  Total assets                                    29,269,507
============================================================

LIABILITIES:

Payables for:
 Investments purchased                               393,878
------------------------------------------------------------
 Fund shares reacquired                               15,670
------------------------------------------------------------
 Deferred compensation plan                           17,217
------------------------------------------------------------
Accrued administrative services fees                  43,257
------------------------------------------------------------
Accrued operating expenses                             9,360
============================================================
  Total liabilities                                  479,382
============================================================
Net assets applicable to shares outstanding      $28,790,125
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Outstanding                                        4,717,321
============================================================
Net asset value                                  $      6.10
____________________________________________________________
============================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                                         $ 1,781,863
-----------------------------------------------------------------------------
Dividends from affiliated money market funds                          59,022
-----------------------------------------------------------------------------
Dividends                                                              3,198
=============================================================================
  Total investment income                                          1,844,083
=============================================================================

EXPENSES:

Advisory fees                                                         92,635
-----------------------------------------------------------------------------
Administrative services fees                                          51,459
-----------------------------------------------------------------------------
Custodian fees                                                         8,448
-----------------------------------------------------------------------------
Trustees' fees                                                         5,030
-----------------------------------------------------------------------------
Professional Fees                                                      9,355
-----------------------------------------------------------------------------
Other                                                                  6,573
-----------------------------------------------------------------------------
  Total expenses                                                     173,500
-----------------------------------------------------------------------------
Less: Fees waived                                                     (5,408)
-----------------------------------------------------------------------------
  Expenses paid indirectly                                            (1,111)
-----------------------------------------------------------------------------
  Net expenses                                                       166,981
-----------------------------------------------------------------------------
Net investment income                                              1,677,102
=============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES:
Net realized gain (loss) from investment securities               (3,475,925)
-----------------------------------------------------------------------------
Change in net unrealized appreciation of investment securities       327,977
-----------------------------------------------------------------------------
Net gain (loss) from investment securities                        (3,147,948)
=============================================================================
Net increase (decrease) in net assets resulting from operations  $(1,470,846)
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

128                         AIM V.I. HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                      JUNE 30,    DECEMBER 31,
                                                        2001          2000
                                                     -----------  ------------
OPERATIONS:

 Net investment income                               $ 1,677,102  $ 3,160,168
------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities  (3,475,925)  (2,368,962)
------------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities                327,977   (6,676,412)
==============================================================================
  Net increase (decrease) in net assets resulting
   from operations                                    (1,470,846)  (5,885,206)
==============================================================================
 Distributions to shareholders from net investment
  income                                                      --   (3,302,036)
==============================================================================
 Share transactions - net                              4,109,744   10,070,283
------------------------------------------------------------------------------
  Net increase in net assets                           2,638,898      883,041
==============================================================================

NET ASSETS:

 Beginning of period                                  26,151,227   25,268,186
==============================================================================
 End of period                                       $28,790,125  $26,151,227
______________________________________________________________________________
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                       $40,367,903  $36,258,159
------------------------------------------------------------------------------
 Undistributed net investment income                   1,532,733     (141,556)
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                               (6,735,211)  (3,259,286)
------------------------------------------------------------------------------
 Unrealized appreciation (depreciation) of
  investment securities                               (6,375,300)  (6,706,090)
==============================================================================
                                                     $28,790,125  $26,151,227
______________________________________________________________________________
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. High Yield Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective July 16, 2001, the Fund will offer two classes of shares, Series I and Series II. The Fund's investment objective is to achieve a high level of current income. The Fund will also consider the possibility of capital growth when it purchases and sells securities. Debt securities of less than investment grade are considered "high-risk" securities (commonly referred to as junk bonds). These bonds may involve special risks in addition to the risks associated with investment higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are

==============================================================================


                           AIM V.I. HIGH YIELD FUND                         129
   not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
    The Fund has a capital loss carryforward of $2,803,331 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, through the year 2008.

NOTE 2 - CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets on the Fund, but resulted in a $2,813 reduction in the cost of securities and a corresponding $2,813 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001.
 The effect of this change in 2001 was to decrease net investment income by $4,300, increase net unrealized gains and losses by $4,070, increase net realized gains and losses by $230 and decrease the ratio of net investment income to average net assets by 0.03%. As a result of the above changes, the net investment income per share and the net realized an unrealized gains and losses per share remained unchanged.

NOTE 3 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. For the six months ended June 30, 2001, AIM waived fees of $5,408.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $51,459 of which AIM retained $24,932 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $1,280 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4 - INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in custodian fees of $1,111 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,111.

NOTE 5 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

130                        AIM V.I. HIGH YIELD FUND

NOTE 7 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $15,152,762 and $8,679,974, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities          $    30,083
===============================================================================
Aggregate unrealized (depreciation) of investment securities         (6,408,196)
===============================================================================
Net unrealized appreciation (depreciation) of investment
 securities                                                         $(6,378,113)
_______________________________________________________________________________
===============================================================================
Costs of investments for tax purposes is $34,773,916.

NOTE 8 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                   JUNE 30, 2001         DECEMBER 31, 2000
                               ----------------------  ----------------------
                                SHARES      AMOUNT      SHARES      AMOUNT
                               ---------  -----------  ---------  -----------
Sold                           1,534,327  $10,210,918  1,470,878  $12,585,955
------------------------------------------------------------------------------
Issued as reinvestment of
 dividends                            --           --    521,649    3,302,036
------------------------------------------------------------------------------
Reacquired                      (934,460)  (6,101,174)  (675,118)  (5,817,708)
==============================================================================
                                 599,867  $ 4,109,744  1,317,409  $10,070,283
______________________________________________________________________________
==============================================================================

NOTE 9 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                  MAY 1, 1998
                            SIX MONTHS         YEAR ENDED       (DATE OPERATIONS
                              ENDED           DECEMBER 31,       COMMENCED) TO
                             JUNE 30,        -----------------    DECEMBER 31,
                               2001           2000     1999(a)        1998
                            ----------       -------   -------  ----------------
Net asset value, beginning
 of period                     $  6.35         $  9.02   $  8.84       $10.00
================================================================================
Income from investment
   operations:
   Net investment income          0.36(b)         0.91      1.03         0.39
--------------------------------------------------------------------------------
   Net gains (losses) on
   securities (both realized
    and unrealized)              (0.61)          (2.64)    (0.10)       (1.15)
================================================================================
    Total from investment
     operations                  (0.25)          (1.73)     0.93        (0.76)
================================================================================
Less dividends from net
 investment income                  --           (0.94)    (0.75)       (0.40)
================================================================================
Net asset value, end of
 period                        $  6.10         $  6.35   $  9.02       $ 8.84
________________________________________________________________________________
================================================================================
Total return(c)                  (3.94)%        (19.14)%   10.52%       (7.61)%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)                $28,790         $26,151   $25,268       $7,966
________________________________________________________________________________
================================================================================
Ratio of expenses to
 average net assets:
 With fee waivers                 1.13%(d)        1.13%     1.14%        1.13%(e)
________________________________________________________________________________
================================================================================
 Without fee waivers              1.17%(d)        1.19%     1.42%        2.50%(e)
________________________________________________________________________________
================================================================================
Ratio of net investment
 income to average net
 assets                          11.29%(b)(d)    11.44%    11.07%        9.75%(e)
________________________________________________________________________________
================================================================================
Portfolio turnover rate             32%             72%      127%          39%
________________________________________________________________________________
================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.36 and the ratio of net investment income to average net assets would have been 11.32%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d) Ratios are annualized and based on average daily net assets of
    $29,889,119.
(e) Annualized.
                           AIM V.I. HIGH YIELD FUND                         131


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                TRANSFER AGENT AND CUSTODIAN
Owen Daly II                                        Treasurer
Formerly Director                                                                     State Street Bank and Trust Company
Cortland Trust, Inc.                                Robert G. Alley                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    COUNSEL TO THE FUNDS
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        Foley & Lardner
Magellan Insurance Company                          Melville B. Cox                   3000 K N.W., Suite 500
                                                    Vice President                    Washington, D.C. 20007
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Kramer, Levin, Naftalis & Frankel LLP
and Chief Operating Officer                         Edgar M. Larsen                   919 Third Avenue
Mercantile-Safe Deposit & Trust Co.;                Vice President                    New York, NY 10022
and President, Mercantile Bankshares
                                                    Mary J. Benson                    DISTRIBUTOR
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               A I M Distributors, Inc.
Twenty First Century Group, Inc.;                                                     11 Greenway Plaza
Formerly Member of the U.S.                         Sheri Steward Morris              Suite 100
House of Representatives                            Assistant Vice President and      Houston, TX 77046
                                                    Assistant Treasurer
Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM V.I. INTERNATIONAL EQUITY FUND

GLOBAL MARKET DOWNTURN HURTS FUND'S
PERFORMANCE

HOW DID AIM V.I. INTERNATIONAL EQUITY         affected nearly all market sectors.          of weakness in European economies. On
FUND PERFORM OVER THE REPORTING PERIOD?       Global markets showed signs of life as       the bright side, Europe's 2001 forecasts
Concern over declining corporate earnings     the U.S. Federal Reserve Board and the       for corporate earnings and economic
growth and a slowing economy caused major     European Central Bank lowered interest       growth are higher than those projected
stock market indexes worldwide to drop        rates. However, markets fell during          for the United States.
during the reporting period. Consequently,    much of the first half of 2001. The             Tax cuts, which took effect in
AIM V.I. International Equity Fund faced      worldwide economy continued to show          Germany, France, Italy and elsewhere
a difficult period over the six months        signs of slowdown. Lower profit              in the first quarter of 2001, could
ended June 30, 2001, with a total return      forecasts and lower-than-expected GDP        have a positive impact on the economy
of -14.41%. By comparison, the fund's         growth spread throughout the world.          in the second half of 2001. The ECB
benchmark index, the Morgan Stanley Capital   Worldwide, investors favored value           believes growth will be fairly good
International EAFE(R), returned -14.87% over  stocks over growth stocks. For example,      this year, but inflation - while
the same time frame.                          the EAFE Value Index outperformed            moderating - is still too high for
                                              the EAFE Growth Index by eight               another interest rate cut.
WHAT WERE THE MAJOR TRENDS IN INTERNATIONAL   percentage points over the six-month
MARKETS OVER THE REPORTING PERIOD?            period.                                      WHAT WERE THE MAJOR MARKET DEVELOPMENTS
In the wake of a worldwide economic                                                        IN ASIA?
slowdown, a number of high-profile            WHAT HAPPENED IN EUROPE OVER THE             Like markets around the world, the
companies issued warnings that their          REPORTING PERIOD?                            Japanese stock market was hard hit by
earnings would not meet expectations.         In Europe, (new and old) new-economy         lower profit forecasts and fears of a
Slowing economic growth undermined            companies issued profit warnings as          global economic slowdown. But Japan
corporate profits. Global competition         signs of a slowdown emerged in France,       also faces problems of its own: a
also reduced the ability of companies to      Germany and the United Kingdom. The euro     stagnant economy hovering on the brink
raise prices for their products and           has sold off this year partly due to         of recession, a struggling banking
services. The sell-off                        dissatisfaction with the European Central    system and a weak stock market.
                                              Bank (ECB) and partly in anticipation        Deflation  continues to hit Japan's
                                                                                           economy, and for companies,
PORTFOLIO COMPOSITION

As of 6/30/01, based on total net assets

TOP 10 EQUITY HOLDINGS                           TOP 10 INDUSTRIES                                   TOP 10 COUNTRIES
-------------------------------------------      -----------------------------------------------     --------------------------
 1. Sanofi-Synthelabo S.A. (France)    2.6%        1. Pharmaceuticals                      15.7%      1. France           20.4%
-------------------------------------------      -----------------------------------------------     --------------------------
 2. BNP Paribas S.A. (France)          2.4         2. Banks                                 9.8       2. United Kingdom   14.3
-------------------------------------------      -----------------------------------------------     --------------------------
 3. Aventis S.A. (France)              2.3         3. Integrated Oil & Gas                  7.4       3. Japan            10.7
-------------------------------------------      -----------------------------------------------     --------------------------
 4. Teva Pharmaceutical Industries                 4. Food Retail                           5.1       4. Canada           10.1
     Ltd. - ADR (Israel)               2.2       -----------------------------------------------     --------------------------
-------------------------------------------        5. Automobile Manufacturers              4.1       5. Germany           5.2
 5. Novo Nordisk A.S.-                           -----------------------------------------------     --------------------------
     Class B (Denmark)                 2.2         6. Consumer Electronics                  3.9       6. Switzerland       4.7
-------------------------------------------      -----------------------------------------------     --------------------------
 6. Altana A.G. (Germany)              2.2         7. Multi-Line Insurance                  3.7       7. Denmark           3.9
-------------------------------------------      -----------------------------------------------     --------------------------
 7. Biovail Corp. (Canada)             2.2         8. Oil & Gas Exploration & Production    3.1       8. Netherlands       3.7
-------------------------------------------      -----------------------------------------------     --------------------------
 8. Bank of Ireland (Ireland)          2.1         9. Wireless Telecommunication Services   3.0       9. Italy             3.3
-------------------------------------------      ----------------------------------------------      -------------------------
 9. TotalFina ELF S.A. (France)        2.0        10. Department Stores                     2.6      10. Ireland           3.3
-------------------------------------------
10. Safeway PLC (United Kingdom)       2.0

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

                       AIM V.I. INTERNATIONAL EQUITY FUND                    133


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

falling prices mean lower sales and           ...THE ELECTION OF A NEW PRIME MINISTER      AVERAGE ANNUAL TOTAL RETURNS
greater difficulty repaying loans. However,            PROVIDES A GLIMMER OF HOPE FOR
Japan did elect a new prime minister,                                ECONOMIC REFORM.      As of 6/30/01, based on total net assets
offering a glimmer of hope for economic                                                    ----------------------------------------
reform.                                       the country's political and economic         Inception (5/5/93)                 8.78%
   Outside Japan, Asian stock markets fell    weakness.  We have increased the fund's      ----------------------------------------
in sympathy with the Nasdaq. An export-       European exposure to about 61% of its        5 years                            5.08
driven region, Asia is closely tied to U.S.   total net assets, up from 59% as of          ----------------------------------------
and European growth and to the performance    December 31, 2000. We found good             1 year                           -29.34
of the U.S. information technology sector.    opportunities, especially in France          ----------------------------------------
Asian markets turned in a mixed performance   and the United Kingdom. As of
during the six-month period. South Korea      June 30, 2001, Asian holdings made           Past performance cannot guarantee
proved to be one of the region's brightest    up about 19% of the fund, Canadian           comparable future results. DUE TO
stars, turning in GDP growth of more than     10% and Latin American 4%.                   RECENT SIGNIFICANT MARKET VOLATILITY,
16% year-to-date 2001. The global economic                                                 RESULTS OF AN INVESTMENT MADE TODAY
slowdown in the United States and Europe      WHAT WERE SOME OF THE FUND'S TOP             MAY DIFFER SUBSTANTIALLY FROM THE
continued to weigh on Asian exports.          HOLDINGS AS OF JUNE 30, 2001?                HISTORICAL PERFORMANCE SHOWN. CALL
                                              The fund's holdings represent a              YOUR FINANCIAL ADVISOR FOR MORE
HOW DID YOU MANAGE THE FUND IN THIS           fairly diversified portfolio:                CURRENT PERFORMANCE.
ENVIRONMENT?                                  . Sanofi-Synthelabo, a Paris-based
We substantially pared the fund's               drug manufacturer, specializes in          overseas demand, deflationary pressures
information technology and                      cardiovascular, central nervous            and a domestic slowdown. In addition,
telecommunications exposure because             system, oncological and internal-          Asia's economy (excluding Japan) is
earnings outlooks in this sector                medicine drugs.   It was formed            expected to grow faster than U.S.
continue to look bleak. Most of the             when French firms Sanofi and               and European economies for the
technology stocks that remain are in            Synthelabo merged in 1999.                 remainder of this year.
Japan and Asia.                               . Aventis--the merged pharmaceutical
   At the same time, we added financial         operations of Rhone-Poulenc and            AIM V.I. International Equity Fund seeks
stocks, an area where we see good               Hoechst--is one of the world's             long-term growth of capital. The fund
earnings momentum and benefits from             largest drug companies.  Its products      seeks to meet its investment objective
interest rate cuts. We also feel that           include Allegra (allergies), Taxotere      by investing in a diversified portfolio
regional banks with strong retail               (cancer), Lovenox (thrombosis) and         of international equity securities of
franchises and limited exposure to              Amaryl (diabetes).                         issuers with strong earnings momentum.
weakening capital markets have the best       . Bank of Ireland offers deposit, loan,         The performance figures shown here,
potential for strong earnings growth.           life insurance, stock brokerage and        which represent AIM V.I. International
   We increased the fund's investments          investment fund management services to     Equity Fund, are not intended to reflect
in consumer-discretionary companies,            clients worldwide.                         actual annuity values, and they do not
such as retailers and automakers.                                                          reflect charges at the separate-account
   The fund has also added to its energy      ANY CLOSING THOUGHTS?                        level, and these charges would reduce
exposure, taking advantage of opportunities   With global growth momentum slowing,         the total return. AIM V.I. International
in oil and gas and exploration companies.     central banks around the world have begun    Equity Fund's performance figures are
We also favored health care stocks,           slashing interest rates. This should bode    historical, and they reflect fund
especially those of pharmaceutical            well for economies worldwide. Economic       expenses, the reinvestment of
companies, in light of impressive             growth has slowed in Europe, but to a        distributions and changes in net asset
earnings prospects.                           lesser extent than in the United States.     value. The fund's investment return and
                                              In addition, tax cuts and labor reforms      principal value will fluctuate, so fund
IN WHAT COUNTRIES DID THE FUND HAVE           in Europe could boost consumer confidence.   shares, when redeemed, may be worth more
INVESTMENTS?                                  In Japan, the general outlook is weak        or less than their original cost.
The fund is underweight in Japan due to       due to political concerns, weaker               The unmanaged MSCI EAFE (Europe,
                                                                                           Australia and the Far East) Index is a
                                                                                           group of foreign securities tracked by
                                                                                           Morgan Stanley Capital International.
                                                                                              The EAFE Growth Index measures the
                                                                                           performance of EAFE companies with
                                                                                           higher price/book ratios and higher
                                                                                           forecasted growth values.
                                                                                              The EAFE Value Index measures the
                                                                                           performance of EAFE companies with
                                                                                           lower price/book ratios and lower
                                                                                           forecasted growth.
                                                                                              International investing presents
                                                                                           certain risks not associated with
                                                                                           investing solely in the United States.
                                                                                           These include, for instance, risks
                                                                                           related to fluctuations in the value
                                                                                           of the U.S. dollar relative to the
                                                                                           value of other currencies, the
                                                                                           custody arrangements made for the
                                                                                           fund's foreign holdings, political
                                                                                           risks, differences in accounting
                                                                                           procedures, and the lesser degree of
                                                                                           public information required to be
                                                                                           provided by non-U.S. companies.
                                                                                              Past Performance cannot guarantee
                                                                                           future results. An investment cannot be
                                                                                           made in an index. Unless otherwise
                                                                                           indicated, index results include
                                                                                           reinvested dividends, and they do not
                                                                                           reflect sales charges or fund expenses.

134                    AIM V.I. INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                                      MARKET
                                                          SHARES      VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS - 94.53%

AUSTRALIA - 0.82%

AMP Ltd. (Multi-Line Insurance)                            290,800 $  3,262,058
===============================================================================

BRAZIL - 1.45%

Companhia de Bebidas das Americas - ADR (Brewers)          108,400    2,509,460
-------------------------------------------------------------------------------
Companhia Paulista de Forca e Luz - Class A (Electric
 Utilities)                                                      2           38
-------------------------------------------------------------------------------
Companhia Paulista de Forca e Luz - Class C (Electric
 Utilities)                                                      1           46
-------------------------------------------------------------------------------
Embratel Participacoes S.A. - ADR (Integrated
 Telecommunication Services)                                60,600      453,288
-------------------------------------------------------------------------------
Petroleo Brasileiro S.A. - Petrobras - Pfd. (Integrated
 Oil & Gas)                                                118,631    2,782,919
===============================================================================
                                                                      5,745,751
===============================================================================

CANADA - 10.10%

Alberta Energy Co. Ltd. (Oil & Gas Exploration &
 Production)                                               147,500    6,071,758
-------------------------------------------------------------------------------
Biovail Corp. (Pharmaceuticals)(a)                         201,100    8,747,850
-------------------------------------------------------------------------------
Bombardier Inc. - Class B (Aerospace & Defense)            516,700    7,759,178
-------------------------------------------------------------------------------
Canadian Pacific Ltd. (Railroads)                           51,000    1,969,729
-------------------------------------------------------------------------------
Celestica Inc. (Electronic Equipment & Instruments)(a)      45,500    2,343,250
-------------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail)                             184,800    6,133,223
-------------------------------------------------------------------------------
Royal Bank of Canada (Banks)                                90,800    2,904,667
-------------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
 Production)                                               105,900    4,028,008
===============================================================================
                                                                     39,957,663
===============================================================================

DENMARK - 3.85%

Novo Nordisk A.S. - Class B (Pharmaceuticals)              199,478    8,834,097
-------------------------------------------------------------------------------
Vestas Wind Systems A.S. (Heavy Electrical Equipment)      137,600    6,422,733
===============================================================================
                                                                     15,256,830
===============================================================================

FINLAND - 0.20%

TietoEnator Oyj (IT Consulting & Services)(a)               35,000      780,216
===============================================================================

FRANCE - 20.38%

Altran Technologies S.A. (IT Consulting & Services)        124,239    5,791,774
-------------------------------------------------------------------------------
Assurances Generales de France (Multi-Line Insurance)       94,818    5,280,160
-------------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                             114,600    9,159,827
-------------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                                   106,800    9,305,834
-------------------------------------------------------------------------------
Havas Advertising S.A. (Advertising)                        93,170    1,026,622
-------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A. (Department Stores)          27,600    4,000,333
-------------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile Manufacturers)              28,900    7,855,752
-------------------------------------------------------------------------------

                                                                      MARKET
                                                          SHARES      VALUE
FRANCE - (CONTINUED)

Publicis Groupe S.A. (Advertising)(a)                      139,400 $  3,379,246
-------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)                   159,300   10,464,258
-------------------------------------------------------------------------------
Societe Generale - Class A (Banks)                          55,100    3,266,858
-------------------------------------------------------------------------------
Sodexho Alliance S.A. (Restaurants)(a)                      55,500    2,594,355
-------------------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)                    57,525    8,064,605
-------------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)                     83,600    5,332,167
-------------------------------------------------------------------------------
Vivendi Environnement (Multi-Utilities)                    121,800    5,131,945
===============================================================================
                                                                     80,653,736
===============================================================================

GERMANY - 5.19%

Altana A.G. (Pharmaceuticals)                              231,560    8,812,535
-------------------------------------------------------------------------------
Bayerisch Motoren Werke A.G. (Automobile
 Manufacturers)                                             58,616    1,932,666
-------------------------------------------------------------------------------
MLP A.G. - Pfd. (Diversified Financial Services)            43,500    4,793,178
-------------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft A.G.
 (Reinsurance)                                               1,900      530,155
-------------------------------------------------------------------------------
Porsche A.G. - Pfd. (Automobile Manufacturers)              12,930    4,460,504
===============================================================================
                                                                     20,529,038
===============================================================================

HONG KONG - 2.22%

China Mobile Ltd. (Wireless Telecommunication
 Services)(a)                                            1,235,000    6,507,667
-------------------------------------------------------------------------------
CNOOC Ltd. - ADR (Oil & Gas Exploration &
 Production)(a)                                            121,000    2,292,950
===============================================================================
                                                                      8,800,617
===============================================================================

INDIA - 0.58%

Infosys Technologies Ltd. (IT Consulting &
 Services)(b)                                               28,800    2,302,867
===============================================================================

IRELAND - 3.26%

Bank of Ireland (Banks)                                    841,500    8,345,088
-------------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)                        111,600    1,901,302
-------------------------------------------------------------------------------
Elan Corp. PLC - ADR (Pharmaceuticals)(a)                   43,300    2,641,300
===============================================================================
                                                                     12,887,690
===============================================================================

ISRAEL - 2.56%

Check Point Software Technologies Ltd. (Internet
 Software & Services)(a)                                    24,950    1,261,722
-------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. - ADR
 (Pharmaceuticals)                                         142,100    8,852,830
===============================================================================
                                                                     10,114,552
===============================================================================

ITALY - 3.31%

Bulgari S.p.A. (Apparel & Accessories)                     213,500    2,238,507
-------------------------------------------------------------------------------
ENI S.p.A. (Integrated Oil & Gas)                          395,900    4,832,134
-------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A (Multi-Line
 Insurance)                                                490,600    6,037,889
===============================================================================
                                                                     13,108,530
===============================================================================

                       AIM V.I. INTERNATIONAL EQUITY FUND                    135

                                                                      MARKET
                                                          SHARES      VALUE
JAPAN - 10.66%

Crayfish Co., Ltd. - ADR (Internet Software &
 Services)(a)(b)                                             9,800 $     79,204
-------------------------------------------------------------------------------
Fuji Photo Film Co., Ltd. (Photographic Products)           56,000    2,415,651
-------------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic Equipment &
 Instruments)                                               22,800    1,736,690
-------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile Manufacturers)            41,000    1,801,475
-------------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment & Instruments)             36,000    2,280,308
-------------------------------------------------------------------------------
NEC Corp. (Computer Hardware)                              217,000    2,931,727
-------------------------------------------------------------------------------
NTT Data Corp. (IT Consulting & Services)(a)                   268    1,461,193
-------------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication Services)         261    4,541,132
-------------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)                       213,000    4,594,051
-------------------------------------------------------------------------------
Sanyo Electric Co., Ltd. (Consumer Electronics)            972,000    6,141,244
-------------------------------------------------------------------------------
Sharp Corp. (Consumer Electronics)                         235,000    3,203,175
-------------------------------------------------------------------------------
Sony Corp. (Consumer Electronics)                           50,200    3,300,513
-------------------------------------------------------------------------------
Takeda Chemical Industries, Ltd. (Pharmaceuticals)          96,000    4,464,400
-------------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)                  86,800    3,257,088
===============================================================================
                                                                     42,207,851
===============================================================================

MEXICO - 2.24%

America Movil S.A. de C.V. - Series L - ADR (Wireless
 Telecommunication Services)                                35,036      730,851
-------------------------------------------------------------------------------
Fomento Economico Mexicano, S.A. de C.V. - ADR (Soft
 Drinks)                                                    51,109    2,187,976
-------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V. - Series C (Brewers)             564,000    1,519,779
-------------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V. - Class L - ADR
 (Integrated Telecommunication Services)                    35,036    1,229,413
-------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V. - Series C (General
 Merchandise Stores)                                     1,304,000    3,195,556
===============================================================================
                                                                      8,863,575
===============================================================================

NETHERLANDS - 3.66%

Koninklijke Ahold N.V. (Food Retail)                       193,700    6,074,664
-------------------------------------------------------------------------------
VNU N.V. (Publishing & Printing)                           115,800    3,926,083
-------------------------------------------------------------------------------
Wolters Kluwer N.V. (Publishing & Printing)                166,300    4,475,349
===============================================================================
                                                                     14,476,096
===============================================================================

SINGAPORE - 0.95%

Datacraft Asia Ltd. (Networking Equipment)                 419,360    1,710,989
-------------------------------------------------------------------------------
DBS Group Holdings Ltd. (Banks)                            279,979    2,059,121
-------------------------------------------------------------------------------
United Overseas Bank Ltd. (Banks)                                1            6
===============================================================================
                                                                      3,770,116
===============================================================================

SOUTH KOREA - 0.98%

Korea Telecom Corp. - ADR (Integrated
 Telecommunication Services)                                57,330    1,260,113
-------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Semiconductors)              17,800    2,627,912
===============================================================================
                                                                      3,888,025
===============================================================================

                                                                      MARKET
                                                          SHARES      VALUE
SPAIN - 2.45%

Banco Popular Espanol S.A. (Banks)                         167,800 $  5,872,564
-------------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel Retail)(a)        66,200    1,057,695
-------------------------------------------------------------------------------
Telefonica, S.A. (Integrated Telecommunication
 Services)(a)                                              224,043    2,764,927
===============================================================================
                                                                      9,695,186
===============================================================================

SWEDEN - 0.02%

Hennes & Mauritz A.B. - Class B (Apparel Retail)(a)          3,850       66,050
===============================================================================

SWITZERLAND - 4.66%

Compagnie Financiere Richemont A.G. - A Units (Apparel
 & Accessories)(c)                                             862    2,206,689
-------------------------------------------------------------------------------
Kudelski S.A. (Consumer Electronics)(a)                     19,550    1,642,857
-------------------------------------------------------------------------------
Nestle S.A. (Packaged Foods)                                33,200    7,057,933
-------------------------------------------------------------------------------
Serono S.A. - Class B (Biotechnology)                        7,600    7,541,210
===============================================================================
                                                                     18,448,689
===============================================================================

TAIWAN - 0.69%

Far Eastern Textile Ltd. - GDR (Textiles)                   47,192      256,725
-------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
 (Semiconductors)                                          162,064    2,461,752
===============================================================================
                                                                      2,718,477
===============================================================================

THAILAND - 0.00%

Siam Commercial Bank Public Co. Ltd. (Banks)(a)             32,800       14,678
===============================================================================

UNITED KINGDOM - 14.30%

BP PLC (Integrated Oil & Gas)                              850,600    7,001,725
-------------------------------------------------------------------------------
Capita Group PLC (Employment Services)                     934,700    6,088,063
-------------------------------------------------------------------------------
Dixons Group PLC (Computer & Electronics Retail)           372,650    1,222,836
-------------------------------------------------------------------------------
Johnson Matthey PLC (Electrical Components &
 Equipment)                                                 70,400    1,062,827
-------------------------------------------------------------------------------
Man Group PLC (Diversified Financial Services)              77,500    1,045,047
-------------------------------------------------------------------------------
Next PLC (Department Stores)                               488,200    6,394,048
-------------------------------------------------------------------------------
Pace Micro Technology PLC (Consumer Electronics)           220,000    1,183,535
-------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)                 363,400    5,245,706
-------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)                   313,800    6,924,958
-------------------------------------------------------------------------------
Safeway PLC (Food Retail)                                1,398,400    7,931,624
-------------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated Oil &
 Gas)                                                      803,300    6,685,909
-------------------------------------------------------------------------------
Unilever PLC (Packaged Foods)                              264,900    2,234,621
-------------------------------------------------------------------------------
WPP Group PLC (Advertising)                                362,540    3,573,956
===============================================================================
                                                                     56,594,855
===============================================================================
Total Foreign Stocks & Other Equity Interests
 (Cost $355,279,320)                                                374,143,146
===============================================================================

136                    AIM V.I. INTERNATIONAL EQUITY FUND

                                                           MARKET
                                               SHARES      VALUE
MONEY MARKET FUNDS - 5.93%

STIC Liquid Assets Portfolio(d)              11,729,977 $ 11,729,977
---------------------------------------------------------------------
STIC Prime Portfolio(d)                      11,729,977   11,729,977
=====================================================================
Total Money Market Funds (Cost $23,459,954)               23,459,954
=====================================================================
TOTAL INVESTMENTS - 100.46%
 (COST $378,739,274)                                     397,603,100
=====================================================================
OTHER ASSETS LESS LIABILITIES - (0.46%)                   (1,811,440)
=====================================================================
NET ASSETS - 100.00%                                    $395,791,660
=====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
Pfd. - Preferred

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) Security fair valued in accordance with the procedures established by the Board of Trustees.
(c) Consists of more than one class of securities traded together as a unit.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.


See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND                    137

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $378,739,274)  $397,603,100
--------------------------------------------------------------
Foreign currencies, at value (cost $636,854)           634,833
--------------------------------------------------------------
Receivables for:
 Investments sold                                    1,686,942
--------------------------------------------------------------
 Fund shares sold                                      191,655
--------------------------------------------------------------
 Dividends                                           1,295,824
--------------------------------------------------------------
Investment for deferred compensation plan               40,999
==============================================================
  Total assets                                     401,453,353
==============================================================

LIABILITIES:

Payables for:
 Investments purchased                                 532,382
--------------------------------------------------------------
 Fund shares reacquired                              4,337,062
--------------------------------------------------------------
 Deferred compensation plan                             40,999
--------------------------------------------------------------
Accrued administrative services fees                   667,212
--------------------------------------------------------------
Accrued operating expenses                              84,038
==============================================================
  Total liabilities                                  5,661,693
==============================================================
Net assets applicable to shares outstanding       $395,791,660
______________________________________________________________
==============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:
Outstanding                                         22,987,599
==============================================================
Net asset value                                   $      17.22
______________________________________________________________
==============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $387,931)          $   3,593,289
------------------------------------------------------------------------------
Dividends from affiliated money market funds                          946,980
------------------------------------------------------------------------------
Interest                                                                8,138
==============================================================================
  Total investment income                                           4,548,407
______________________________________________________________________________
==============================================================================

EXPENSES:

Advisory fees                                                       1,517,313
------------------------------------------------------------------------------
Administrative services fees                                          411,689
------------------------------------------------------------------------------
Custodian fees                                                        167,927
------------------------------------------------------------------------------
Trustees' fees                                                          6,093
------------------------------------------------------------------------------
Other                                                                  63,063
==============================================================================
  Total expenses                                                    2,166,085
==============================================================================
Net investment income                                               2,382,322
==============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
 AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
Investment securities                                             (25,741,241)
------------------------------------------------------------------------------
Foreign currencies                                                   (180,606)
==============================================================================
                                                                 (25,921,847)
==============================================================================
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                            (35,913,659)
------------------------------------------------------------------------------
 Foreign currencies                                                   (70,561)
==============================================================================
                                                                 (35,984,220)
==============================================================================
Net gain (loss) from investment securities and foreign
 currencies                                                       (61,906,067)
==============================================================================
Net increase (decrease) in net assets resulting from
 operations                                                     $ (59,523,745)
______________________________________________________________________________
==============================================================================


See Notes to Financial Statements.

138                    AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                    JUNE 30,    DECEMBER 31,
                                                      2001          2000
                                                  ------------  -------------
OPERATIONS:

 Net investment income                            $  2,382,322  $   3,869,728
------------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities and foreign currencies                (25,921,847)    (5,585,819)
------------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities and
  foreign currencies                               (35,984,220)  (132,037,435)
==============================================================================
  Net increase (decrease) in net assets resulting
   from operations                                 (59,523,745)  (133,753,526)
------------------------------------------------------------------------------
 Distributions to shareholders from net
  investment income                                         --     (1,118,337)
------------------------------------------------------------------------------
 Distributions to shareholders from net realized
  gains                                                     --    (28,627,379)
------------------------------------------------------------------------------
 Share transactions - net                           17,979,153    146,775,943
==============================================================================
  Net increase (decrease) in net assets            (41,544,592)   (16,723,299)
==============================================================================

NET ASSETS:

 Beginning of period                               437,336,252    454,059,551
==============================================================================
 End of period                                    $395,791,660  $ 437,336,252
______________________________________________________________________________
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                    $411,248,812  $ 393,269,659
------------------------------------------------------------------------------
 Undistributed net investment income                 3,532,122      1,149,800
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and foreign currencies     (37,768,574)   (11,846,727)
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currencies                            18,779,300     54,763,520
==============================================================================
                                                  $395,791,660  $ 437,336,252
______________________________________________________________________________
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. International Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective July 16, 2001, the Fund will offer two classes of shares, Series I and Series II. The Fund's investment objective is to provide long-term growth of capital.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                      AIM V.I. INTERNATIONAL EQUITY FUND

    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
    The Fund has a capital loss carryforward of $6,458,675 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, through the year 2007.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $411,689, of which AIM retained $41,581 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $1,493 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $234,473,298 and $198,133,584, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities    $ 40,110,295
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (21,752,836)
===========================================================================
Net unrealized appreciation of investment securities          $ 18,357,459
___________________________________________________________________________
===========================================================================

Cost of investments for tax purposes is $379,245,641.

140                   AIM V.I. INTERNATIONAL EQUITY FUND

NOTE 6 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                              JUNE 30, 2001              DECEMBER 31, 2000
                        ---------------------------  ---------------------------
                           SHARES        AMOUNT         SHARES        AMOUNT
                        ------------  -------------  ------------  -------------
Sold                      51,762,781  $ 920,712,354    31,116,291  $ 774,633,497
---------------------------------------------------------------------------------
Issued as reinvestment
 of dividends                     --             --     1,451,718     29,745,716
---------------------------------------------------------------------------------
Reacquired               (50,512,249)  (902,733,201)  (26,334,375)  (657,603,270)
=================================================================================
                           1,250,532  $  17,979,153     6,233,634  $ 146,775,943
_________________________________________________________________________________
=================================================================================

NOTE 7 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                  SIX MONTHS              YEAR ENDED DECEMBER 31,
                                                  ENDED JUNE    -------------------------------------------------
                                                   30, 2001       2000     1999(a)     1998      1997      1996
                                                  ----------    --------   --------  --------  --------  --------
Net asset value, beginning of period             $  20.12     $  29.29   $  19.62  $  17.13  $  16.36  $  13.66
================================================================================================================
Income from investment operations:
 Net investment income                               0.10         0.18       0.08      0.15      0.10      0.07
----------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
  realized and unrealized)                          (3.00)       (7.88)     10.59      2.50      1.03      2.67
================================================================================================================
  Total from investment operations                  (2.90)       (7.70)     10.67      2.65      1.13      2.74
================================================================================================================
Less distributions:
 Dividends from net investment income                  --        (0.06)     (0.19)    (0.16)    (0.08)    (0.04)
----------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains                 --        (1.41)     (0.81)       --     (0.28)       --
================================================================================================================
  Total distributions                                  --        (1.47)     (1.00)    (0.16)    (0.36)    (0.04)
================================================================================================================
Net asset value, end of period                   $  17.22     $  20.12   $  29.29  $  19.62  $  17.13  $  16.36
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                    (14.41)%     (26.40)%    55.04%    15.49%     6.94%    20.05%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $395,792     $437,336   $454,060  $240,314  $211,023  $165,738
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets              1.04%(c)     1.02%      0.97%     0.91%     0.93%     0.96%
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income
 to average net assets                               1.15%(c)     0.83%      0.38%     0.80%     0.68%     0.78%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                52%          88%        97%       76%       57%       59%
________________________________________________________________________________________________________________
================================================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $418,149,985.

                      AIM V.I. INTERNATIONAL EQUITY FUND                    141


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                TRANSFER AGENT AND CUSTODIAN
Owen Daly II                                        Treasurer
Formerly Director                                                                     State Street Bank and Trust Company
Cortland Trust, Inc.                                Robert G. Alley                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    COUNSEL TO THE FUNDS
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        Foley & Lardner
Magellan Insurance Company                          Melville B. Cox                   3000 K N.W., Suite 500
                                                    Vice President                    Washington, D.C. 20007
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Kramer, Levin, Naftalis & Frankel LLP
and Chief Operating Officer                         Edgar M. Larsen                   919 Third Avenue
Mercantile-Safe Deposit & Trust Co.;                Vice President                    New York, NY 10022
and President, Mercantile Bankshares
                                                    Mary J. Benson                    DISTRIBUTOR
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               A I M Distributors, Inc.
Twenty First Century Group, Inc.;                                                     11 Greenway Plaza
Formerly Member of the U.S.                         Sheri Steward Morris              Suite 100
House of Representatives                            Assistant Vice President and      Houston, TX 77046
                                                    Assistant Treasurer
Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM V.I. MONEY MARKET FUND

STABILITY IN VOGUE AS MARKET                          IN ITS MOST AGGRESSIVE ANTI-       WHAT WERE CONDITIONS LIKE AS THE
UNCERTAINTY CONTINUES                                RECESSIONARY MOVE SINCE 1994,       REPORTING PERIOD CLOSED?
                                                        THE FED LOWERED SHORT-TERM       Markets may remain uncertain for some
HOW DID AIM V.I. MONEY MARKET FUND                 INTEREST RATES SIX TIMES DURING       time and no one can predict when that
PERFORM DURING THE REPORTING PERIOD?                 THE FIRST HALF OF THE YEAR...       will change. There are some reasons
Amidst a very uncertain and volatile                                                     for optimism.
market environment, the fund continued         previous rate hikes, which were           . Inflation continues to be subdued.
to provide attractive income and safety        implemented to slow the country's too-    . Additional Fed rate cuts are possible.
of principal. The fund's weighted average      hot growth rate, did manage to slow         Historically, falling interest rates
maturity (WAM) remained in the 23- to          the economy--maybe too much. Economic       have been a catalyst for reinvigorating
37-day range during the six months ended       growth fell from an annual rate of 8.0%     the economy.
June 30, 2001. As of the end of the            in the first quarter of 2000 to 1.0% in   . The Conference Board announced that
reporting period, the WAM stood at 34          the fourth quarter and increased only       its Index of Leading Indicators rose
days, and the seven-day yield for the          slightly in the first quarter of 2001.      0.5% during May, its biggest gain since
fund was 3.50%.                                The hangover from the rate hikes            December 1999. This index is closely
   Although the fund does not                  continues to drag on corporate earnings     watched because it indicates where
traditionally compare itself to such           and economic growth.                        the overall U.S. economy is headed
market indicators as the S&P 500 Index                                                     in the next three to six months.
(considered representative of the              HOW DID THIS ENVIRONMENT AFFECT YIELDS?     Even so, the economy grew at a 0.7%
general stock market), it's worth noting                                                   annual rate in the second quarter.
that the fund's 2.29% total return for         Continued volatility in equity markets         Regardless of market trends, the
the reporting period outperformed that         and mixed economic news drove many          fund is well positioned to respond
of the index, which was -6.69%. This           investors to move money from the stock      quickly to interest-rate changes and
contrast is a testament to the importance      market into fixed-income markets,           to continue to provide a competitive
of investment diversification, as well as      particularly money markets. Such            yield.
the stability the fund can offer in times      increased demand helped drive down
of market uncertainty.                         yields on shorter-term issues, which        AIM V.I. Money Market Fund seeks as
                                               facilitated a reversal of the inverted      high a level of current income as is
WHAT WAS THE INTEREST-RATE ENVIRONMENT         Treasury yield curve.                       consistent with the preservation of
LIKE DURING THE PAST SIX MONTHS?                  After largely flattening at the          capital and liquidity. The fund seeks to
After spending much of 1999 and 2000           beginning of 2001, by the end of the        meet its objective by investing only in
battling a perceived inflation threat by       reporting period the yield curve had        high-quality U.S. dollar-denominated
raising interest rates, the Federal Reserve    returned to its traditional shape,          short-term obligations.
Board (the Fed) suddenly found itself          meaning that yields on short-term              An investment in the fund is not a
battling the very real threat of economic      issues had fallen below those of            deposit of a bank and is not insured or
recession in 2001. In its most aggressive      longer-term issues. The yield on cash       guaranteed by the Federal Deposit
anti-recessionary move since 1994, the Fed     in the form of three-month Treasury         Insurance Corporation or any other
lowered short-term interest rates six times    bills fell the most dramatically,           government agency. Although a money
during the first half of the year, cutting     starting the year at 5.87% and ending       market fund seeks to preserve the value
the key fed funds rate (the rate banks         the reporting period at 3.65%. The 30-year  of your investment at $1.00 per share,
charge one another for overnight loans)        Treasury bond saw much less movement, with  it is possible to lose money by investing
from 6.5% to 3.75%--its lowest level in        its yield rising from 5.35% to 5.74%        in the fund. The performance figures in
seven years.                                   during the past six months.                 this report, which represent AIM V.I.
   Thus far the Fed's rate cuts have done                                                  Money Market Fund, are not intended to
little to stimulate the flagging U.S.                                                      reflect actual annuity values, and
economy because such moves traditionally                                                   they do not reflect charges at the
take at least six months to trickle down                                                   separate-account level, and these
to where they make a difference. The Fed's                                                 charges would reduce the total return.
                                                                                              Past performance cannot guarantee
                                                                                           comparable future results. An investment
                                                                                           cannot be made in an index. Unless
                                                                                           otherwise indicated, index results
                                                                                           include reinvested dividends, and they
                                                                                           do not reflect sales charges or fund
                                                                                           expense

                           AIM V.I. MONEY MARKET FUND                     143

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                       PAR      MARKET
                                                      (000)     VALUE
COMMERCIAL PAPER - 56.01%(a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES -
  10.42%

Fountain Square Commercial Funding
 3.80%, 09/07/01                                     $ 1,501 $  1,490,226
--------------------------------------------------------------------------
 3.84%, 11/30/01                                         704      692,586
--------------------------------------------------------------------------
Stellar Funding Group, Inc.
 3.69%, 12/12/01                                       1,895    1,863,145
--------------------------------------------------------------------------
 3.77%, 07/20/01                                       1,593    1,589,830
--------------------------------------------------------------------------
 4.70%, 08/20/01                                         835      829,549
--------------------------------------------------------------------------
 4.77%, 09/06/01                                         947      938,593
--------------------------------------------------------------------------
Sweetwater Capital Corp.
 3.56%, 12/21/01                                       1,523    1,496,945
--------------------------------------------------------------------------
 4.44%, 09/17/01                                         480      475,383
--------------------------------------------------------------------------
 4.44%, 09/26/01                                         815      806,255
--------------------------------------------------------------------------
 4.50%, 09/19/01                                         331      327,690
--------------------------------------------------------------------------
 4.65%, 08/31/01                                         742      736,154
==========================================================================
                                                               11,246,356
==========================================================================

ASSET-BACKED SECURITIES - FULLY BACKED - 13.00%

CXC Inc.
 3.95%, 07/26/01                                       5,000    4,986,285
--------------------------------------------------------------------------
Enterprise Funding Corp.
 3.99%, 07/27/01                                       4,000    3,988,473
--------------------------------------------------------------------------
Intrepid Funding Master Trust
 4.00%, 07/18/01                                       1,074    1,071,974
--------------------------------------------------------------------------
Newport Funding Corp.
 4.67%, 08/20/01                                       4,000    3,974,056
==========================================================================
                                                               14,020,788
==========================================================================

ASSET-BACKED SECURITIES - MULTI PURPOSE - 13.92%

Edison Asset Securitization, LLC
 3.80%, 07/06/01                                       1,279    1,278,325
--------------------------------------------------------------------------
Falcon Asset Securitization Corp.
 3.75%, 09/10/01                                       4,310    4,278,124
--------------------------------------------------------------------------
Sheffield Receivables Corp.
 3.67%, 09/17/01                                       5,000    4,960,296
--------------------------------------------------------------------------
Thunder Bay Funding Inc.
 3.82%, 07/06/01                                       4,500    4,497,612
==========================================================================
                                                               15,014,357
==========================================================================

BANKS - 4.61%

Abbey National North America Corp.
 4.54%, 08/21/01                                       5,000    4,967,841
==========================================================================


                                                       PAR      MARKET
                                                      (000)     VALUE
DIVERSIFIED FINANCIAL SERVICES - 7.51%

Bills Securitisation Ltd.
 4.67%, 07/20/01                                     $ 1,500 $  1,496,303
--------------------------------------------------------------------------
Caterpillar Financial Services Corp.
 4.05%, 07/02/01                                       2,650    2,649,702
--------------------------------------------------------------------------
Diageo Capital PLC (United Kingdom)
 4.07%, 09/28/01                                       4,000    3,959,752
==========================================================================
                                                                8,105,757
==========================================================================

DIVERSIFIED METALS & MINING - 2.87%

Rio Tinto America, Inc.
 4.04%, 08/03/01                                       3,110    3,098,483
==========================================================================

INDUSTRIAL CONGLOMERATES - 3.68%

GE Capital International Funding Inc.
 3.80%, 08/23/01                                       3,000    2,983,217
--------------------------------------------------------------------------
General Electric Capital Corp.
 3.80%, 10/02/01                                       1,000      990,183
==========================================================================
                                                                3,973,400
==========================================================================
Total Commercial Paper (Cost $60,426,982)                      60,426,982
==========================================================================

FLOATING RATE NOTES - 2.78%

DIVERSIFIED FINANCIAL SERVICES - 2.78%

Credit Suisse First Boston (Switzerland),
Floating Rate Notes, Daily VRD Series,
 4.23%, 05/06/02(b) (Cost $3,000,000)                  3,000    3,000,000
==========================================================================

CERTIFICATES OF DEPOSIT - 4.63%

Banque Nationale de Paris (France)
 3.61%, 12/21/01                                       2,000    2,000,000
--------------------------------------------------------------------------
First Union National Bank
 4.28%, 02/06/02(c)                                    3,000    3,000,000
==========================================================================
Total Certificates of Deposit (Cost $5,000,000)                 5,000,000
==========================================================================

MASTER NOTE AGREEMENTS - 6.40%(d)

Merrill Lynch Mortgage Capital, Inc.
 4.32%, 08/20/01(e)                                    3,500    3,500,000
--------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
 4.23%, 09/10/01(f)                                    3,400    3,400,000
==========================================================================
Total Master Note Agreements (Cost $6,900,000)                  6,900,000
==========================================================================
Total Investments (excluding repurchase agreements)
 (Cost $75,326,982)                                            75,326,982
==========================================================================

REPURCHASE AGREEMENTS - 30.20%(g)

Goldman, Sachs & Co.
 4.10%, 07/02/01(h)                                   24,000   24,000,000
--------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale (Germany)
 4.11%, 07/02/01(i)                                    8,580    8,580,047
==========================================================================
Total Repurchase Agreements (Cost $32,580,047)                 32,580,047
==========================================================================
TOTAL INVESTMENTS - 100.02%
 (COST $107,907,029)(j)                                       107,907,029
==========================================================================
OTHER ASSETS LESS LIABILITIES - (0.02%)                           (23,125)
==========================================================================
NET ASSETS - 100.00%                                         $107,883,904
==========================================================================

144                        AIM V.I. MONEY MARKET FUND

Investment Abbreviations:

VRD - Variable Rate Demand

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Demand security; payable upon demand by the fund with usually no more than seven calender days notice. Interest rates are redetermined daily. Rate shown is the rate in effect on 06/30/01.
(c) Interest rates are redetermined daily. Rate shown is the rate in effect on 06/30/01.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/01.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 06/30/01.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Joint repurchase agreement entered into 06/29/01 with a maturing value of $1,500,512,500. Collateralized by $3,341,580,926 U.S. Government
    obligations, 5.50% to 16.00% due 08/01/01 to 10/01/40 with an aggregate market value at 06/30/01 of $1,530,000,000.
(i) Joint repurchase agreement entered into 06/29/01 with a maturing value of $250,085,625. Collateralized by $595,916,291 U.S. Government obligations, 6.00% to 8.26% due 04/01/11 to 06/01/40 with an aggregate market value at 06/30/01 of $255,000,000.
(j) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND                        145

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                       $ 75,326,982
--------------------------------------------------------------------
Repurchase agreements                                     32,580,047
--------------------------------------------------------------------
Receivables for:
 Fund shares sold                                            120,256
--------------------------------------------------------------------
 Interest                                                     61,118
--------------------------------------------------------------------
Investment for deferred compensation plan                     38,328
====================================================================
  Total assets                                           108,126,731
====================================================================

LIABILITIES:

Payables for:
 Fund shares reacquired                                       10,900
--------------------------------------------------------------------
 Deferred compensation plan                                   38,328
--------------------------------------------------------------------
Accrued administrative services fees                         165,291
--------------------------------------------------------------------
Accrued operating expenses                                    28,308
====================================================================
  Total liabilities                                          242,827
====================================================================
Net assets applicable to shares outstanding             $107,883,904
____________________________________________________________________
====================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

 Outstanding                                             107,883,847
====================================================================
 Net asset value                                        $       1.00
____________________________________________________________________
====================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:
Interest                                                  $2,458,471
====================================================================

EXPENSES:

Advisory fees                                                190,761
--------------------------------------------------------------------
Administrative services fees                                  97,373
--------------------------------------------------------------------
Custodian fees                                                 1,357
--------------------------------------------------------------------
Trustees' fees                                                 5,147
--------------------------------------------------------------------
Other                                                         24,832
====================================================================
  Total expenses                                             319,470
====================================================================
Net investment income                                      2,139,001
====================================================================
Increase in net assets resulting from operations          $2,139,001
____________________________________________________________________
====================================================================

See Notes to Financial Statements.

146                        AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                     JUNE 30,    DECEMBER 31,
                                                       2001          2000
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $  2,139,001  $  4,287,916
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                              (2,139,001)   (4,287,916)
------------------------------------------------------------------------------
Share transactions - net                             34,020,193   (21,288,458)
==============================================================================
  Net increase (decrease) in net assets              34,020,193   (21,288,458)
==============================================================================

NET ASSETS:

 Beginning of year                                   73,863,711    95,152,169
==============================================================================
 End of year                                       $107,883,904  $ 73,863,711
______________________________________________________________________________
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                     $107,883,847  $ 73,863,654
------------------------------------------------------------------------------
 Undistributed net realized gain from investment
  securities                                                 57            57
==============================================================================
                                                   $107,883,904  $ 73,863,711
______________________________________________________________________________
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Money Market Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective July 16, 2001, the Fund will offer two classes of shares, Series I and Series II. The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare and pay daily dividends from net investment income. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% on the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $97,373 of which AIM retained $24,795 for accounting services provided.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.

                          AIM V.I. MONEY MARKET FUND                        147

 During the six months ended June 30, 2001, the Fund paid legal fees of $1,307 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                             JUNE 30, 2001              DECEMBER 31, 2000
                        -------------------------  ----------------------------
                          SHARES        AMOUNT        SHARES         AMOUNT
                        -----------  ------------  -------------  -------------
Sold                     83,377,354  $ 83,377,354     97,361,086  $  97,361,086
--------------------------------------------------------------------------------
Issued as reinvestment
 of dividends             2,139,001     2,139,001      4,287,916      4,287,916
--------------------------------------------------------------------------------
Reacquired              (51,496,162)  (51,496,162)  (122,937,460)  (122,937,460)
================================================================================
                         34,020,193  $ 34,020,193    (21,288,458) $ (21,288,458)
________________________________________________________________________________
================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                 SIX MONTHS
                                                   ENDED               YEAR ENDED DECEMBER 31,
                                                  JUNE 30,     -------------------------------------------
                                                    2001        2000     1999     1998     1997     1996
                                                 ----------    -------  -------  -------  -------  -------
Net asset value, beginning of period             $   1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
==========================================================================================================
Income from investment operations:
 Net investment income                               0.02        0.06     0.05     0.05     0.05     0.05
==========================================================================================================
Less dividends from net investment income           (0.02)      (0.06)   (0.05)   (0.05)   (0.05)   (0.05)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $   1.00     $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
__________________________________________________________________________________________________________
==========================================================================================================
  Total return(a)                                    2.29%       5.83%    4.66%    5.06%    5.14%    4.97%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $107,884     $73,864  $95,152  $64,090  $58,635  $63,529
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets              0.67%(b)    0.71%    0.60%    0.58%    0.59%    0.55%
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of net investment income
 to average net assets                               4.47%(b)    5.66%    4.59%    4.94%    5.01%    4.84%
__________________________________________________________________________________________________________
==========================================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(b) Ratios are annualized and based on average daily net assets of $96,520,419.

148                       AIM V.I. MONEY MARKET FUND


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                TRANSFER AGENT AND CUSTODIAN
Owen Daly II                                        Treasurer
Formerly Director                                                                     State Street Bank and Trust Company
Cortland Trust, Inc.                                Robert G. Alley                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    COUNSEL TO THE FUNDS
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        Foley & Lardner
Magellan Insurance Company                          Melville B. Cox                   3000 K N.W., Suite 500
                                                    Vice President                    Washington, D.C. 20007
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Kramer, Levin, Naftalis & Frankel LLP
and Chief Operating Officer                         Edgar M. Larsen                   919 Third Avenue
Mercantile-Safe Deposit & Trust Co.;                Vice President                    New York, NY 10022
and President, Mercantile Bankshares
                                                    Mary J. Benson                    DISTRIBUTOR
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               A I M Distributors, Inc.
Twenty First Century Group, Inc.;                                                     11 Greenway Plaza
Formerly Member of the U.S.                         Sheri Steward Morris              Suite 100
House of Representatives                            Assistant Vice President and      Houston, TX 77046
                                                    Assistant Treasurer
Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM V.I. NEW TECHNOLOGY FUND

FUND DEMONSTRATES SECTOR VOLATILITY

HOW DID THE FUND PERFORM DURING THE SIX-      While many investment classes were hurt      increases to slow white-hot economic
MONTH REPORTING PERIOD?                       by the downturn, equities--especially        growth. Unfortunately, the Fed may
Reflecting the extreme market volatility      large-cap growth stocks--were hardest        have succeeded more than it intended.
of the first half of 2001, the fund           hit. Because the fund is a flexible-         Economic growth fell from an annual
provided negative returns. Ongoing            capitalization fund that invests             rate of 8.0% in the first quarter of
difficulties in the stock market              primarily in small- and mid-cap stocks,      2000 to just 0.7% in the second
generally, and in the technology sector       many of its holdings fared better than       quarter of 2001. Those interest rate
in particular, prompted many investors        their large-cap brethren.                    hikes made it more expensive for
to avoid technology stocks as leading            The Federal Reserve Board (the Fed),      companies to borrow and expand; also,
tech companies announced disappointing        after spending much of 1999 and 2000         they strengthened the U.S. dollar,
earnings and layoffs. For the six months      battling the perceived threat of             depressing earnings for many U.S.-
ended June 30, 2001, the fund returned        inflation, suddenly found itself             based companies doing business
-37.61%, underperforming its peers in the     battling the very real threat of             overseas. Higher borrowing costs and
Lipper Science and Technology Fund            economic recession. In its most              adverse currency translations hurt
Index.                                        aggressive anti-recessionary move since      corporate earnings. While interest-
                                              1994, the Fed lowered short-term             rate-sensitive telecom companies and
IS THERE ANYTHING POSITIVE TO REPORT          interest rates six times during the          manufacturers were particularly hurt,
ABOUT FUND PERFORMANCE?                       first half of 2001. In a dramatic effort     as the reporting period drew to a
Performance improved dramatically--both       to revive a rapidly weakening economy,       close, leading companies in a variety
in absolute terms and in relation to the      the Fed cut the key Fed funds rate (the      of industries braced investors for
fund's benchmark index--during the            rate banks charge one another for            earnings disappointments.
second quarter (the second half of the        overnight loans) from 6.50% to 3.75%--a         But the economy rarely turns on a
reporting period), as small- and mid-         reduction of 275 basis points or 2.75        dime. The Fed's six interest rate cuts
size technology stocks outperformed           percentage points.                           during the first half of 2001, as well
their larger counterparts for the three                                                    as enactment of tax reform legislation
months ended June 30. The fund's total        WHY DID THE ECONOMY WEAKEN SO MUCH--AND      providing most taxpayers with rebates,
return was 24.84%, versus the 12.07%          WHY HAVEN'T LOWER INTEREST RATES
return for the Lipper Science and             PROVIDED A RAPID RECOVERY?
Technology Fund Index. This sharp             Beginning in June 1999, the Fed
turnaround in fund performance                embarked on a series of interest rate
demonstrates just how much more volatile
sector funds can be, compared to more        PORTFOLIO COMPOSITION
diversified funds, over the short term.      As of 6/30/01, based on total net assets

WHAT WERE THE MAJOR TRENDS IN THE            TOP 10 HOLDINGS                                 TOP 10 INDUSTRIES
FINANCIAL MARKETS?                           --------------------------------------------  ----------------------------------------
During the first half of 2001, investors--    1.  Metro One Telecommunications Inc.  3.8%   1.  Semiconductors                16.8%
particularly new investors--were taught      --------------------------------------------  ----------------------------------------
an important lesson: stock markets            2.  Pixelworks Inc.                    3.5    2.  Application Software          15.7
sometimes decline. During much of last       --------------------------------------------  ----------------------------------------
year and during the first half of 2001,       3.  IDEC Pharmaceuticals Corp.         2.9    3.  Biotechnology                  9.0
the booming stock market of the 1990s        --------------------------------------------  ----------------------------------------
was humbled. Investors avoided large-cap      4.  VERITAS Software Corp.             2.5    4.  Internet Software & Services   8.5
growth stocks generally and technology       --------------------------------------------  ----------------------------------------
stocks in particular. Some investors          5.  Peoplesoft Inc.                    2.5    5.  Telecommunications Equipment   5.1
abandoned the stock market altogether,       --------------------------------------------  ----------------------------------------
seeking safety in money market funds or       6.  Mercury Computer Systems Inc.      2.2    6.  Health Care Equipment          4.7
bonds.                                       --------------------------------------------  ----------------------------------------
                                              7.  NVIDIA Corp.                       2.0    7.  Systems Software               4.5
                                             --------------------------------------------  ----------------------------------------
                                              8.  SonicWall Inc.                     2.0    8.  Aerospace & Defense            4.0
                                             --------------------------------------------  ----------------------------------------
                                              9.  Analog Devices Inc.                2.0    9.  Wireless Telecom Services      3.8
                                             --------------------------------------------  ----------------------------------------
                                             10.  Macrovision                        1.7   10.  Data Processing Services       2.8

                                             The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.

150                      AIM V.I. NEW TECHNOLOGY FUND


SEMIANNUAL REPORT / MANAGERS' OVERVIEW

                 "WHILE TEMPORARY RALLIES     historically, led technology downturns       . It's hard to predict with any
    OCCURRED DURING THE REPORTING PERIOD,     and recoveries, and semiconductor stocks       certainty how markets will behave in
INVESTORS GENERALLY LACKED CONVICTION..."     performed well for the fund during the         the future, especially as the
                                              reporting period. Pixelworks, the fund's       present market downturn has proved
caused the markets to rally only              second-largest holding, performed              to be more persistent than many had
briefly. Historically, Fed rate cuts          especially well. The fund held 19              expected. Nevertheless, we are
require six to nine months, or even           biotechnology stocks at the close of the       confident that in time the markets
longer, to stimulate the economy. Even        reporting period, and only one declined        will recover. In the meantime, the
these positive developments were              in value slightly.                             current downturn will, like previous
overshadowed by a steady drumbeat of             The fund also benefited because we          difficult declines, present
corporate earnings warnings, a slew of        avoided many communications equipment          significant buying opportunities for
layoff announcements and sharp                stocks while adding high-quality and           the long-term investor.
disagreement among economists and so-         profitable internet-related stocks,
called "market watchers" about when           including VeriSite, eBay and                 AIM V.I. New Technology Fund seeks
conditions might improve. Indeed, while       Travelocity. The fund also benefited         long-term growth of capital. The fund
temporary rallies occurred during the         from owning small- and mid-cap stocks,       seeks to meet this objective by
reporting period, investors generally         which generally outperformed large-cap       investing in companies throughout the
lacked conviction and markets generally       stocks during the reporting period.          world engaged in developing,
lacked direction.                                                                          manufacturing or selling
                                              WHAT WERE MARKET CONDITIONS LIKE AT THE      telecommunications and technology
   THE PROMISE OF BIOTECHNOLOGY               CLOSE OF THE REPORTING PERIOD?               services or equipment.
   A revolution is underway in                Markets remained volatile and economic          The performance figures in this
   researching and developing new             indicators remained mixed at the close       report, which represent AIM V.I. New
   medicines for age-old diseases, and        of the reporting period. Specifically:       Technology Fund are not intended to
   pharmaceutical and biotechnology                                                        reflect actual annuity values, and
   companies are leading the way.             . The U.S. gross domestic product, the       they do not reflect charges at the
   Approximately 400 biotechnology drugs        broadest measure of the nation's           separate-account level, and these
   currently are in human clinical              economy, continued to grow during the      charges would reduce the total return.
   trials, about one-third of all the           second quarter--but far more slowly.       The fund's performance figures are
   medicines in human clinical trials.        . Unemployment rose to 4.5% in June,         historical, and they reflect fund
      Modern biotechnology traces its           the highest level since March 1998.        expenses, the reinvestment of
   roots to 1953, when scientists               During the second quarter of 2001,         distributions and changes in net asset
   determined the structure of DNA, the         271,000 Americans lost their jobs.         value. The fund's investment return
   building blocks of life. In 1990,          . Consumer confidence seemed to be           and principal value will fluctuate, so
   scientists from the federal                  firming. In June, the two most widely      fund shares, when redeemed, may be
   government and private industry began        followed barometers--the Conference        worth more or less than their original
   working to map the "human genome"--          Board's index of consumer confidence       cost.
   the 100,000 genes in the human body.         and the University of Michigan's index        The fund participates in the
   Having succeeded in doing so last            of consumer sentiment--hit their           initial public offering (IPO) market,
   year, they now are working to                highest levels of 2001.                    and a significant portion of its
   determine what proteins each gene                                                       returns is attributable to its
   produces and the beneficial, or              AVERAGE ANNUAL TOTAL RETURNS               investment in IPOs, which had a
   harmful, effects of those proteins.                                                     magnified impact when the fund's asset
      Better understanding of how               As of 6/30/01                              base was relatively small. There is no
   diseases are triggered may help              -------------------------------            guarantee that with a larger asset
   scientists develop more effective            Inception (10/18/93)      9.26%            base, the fund will continue to
   medicines focused on the very                -------------------------------            experience substantially similar
   proteins that cause disease.                 5 years                   2.19             performance by investing in IPOs.
   Biotechnology's goal is to allow             -------------------------------               Investing in micro-, small- and mid-
   researchers to identify disease-             1 year                  -60.53             sized companies may involve greater
   producing genes, analyze the proteins        -------------------------------            risks not associated with investing in
   they produce and develop precise new                                                    more established companies.
   drugs targeted at those disease-             Past performance cannot guarantee          Additionally, small companies may have
   inducing proteins.                           comparable future results. DUE TO          business risk, significant stock price
      Biotechnology, like all scientific        RECENT SIGNIFICANT MARKET VOLATILITY,      fluctuations and illiquidity.
   endeavors, will require time, skill          RESULTS OF AN INVESTMENT MADE TODAY           Investing in a single-sector mutual
   and maybe even a bit of luck. But it         MAY DIFFER SUBSTANTIALLY FROM THE          fund may involve greater risk and
   has the potential for tremendous             HISTORICAL PERFORMANCES SHOWN. CALL        potential reward than investing in a
   returns--for society as a whole, for         YOUR FINANCIAL ADVISOR FOR MORE            more diversified fund.
   individual patients and for                  CURRENT PERFORMANCE.                          The fund can invest up to 25% of
   investors.                                                                              its assets in foreign securities that
                                                                                           may present risks not associated with
GIVEN THESE DIFFICULT MARKET TRENDS, HOW                                                   investing solely in the United States.
DID YOU MANAGE THE FUND?                                                                      The Lipper Science and Technology
We particularly emphasized three areas                                                     Fund Index represents an average of
during the reporting period: software,                                                     the performance of the 30 largest
semiconductors and biotechnology.                                                          science and technology funds tracked
Despite its economic sensitivity,                                                          by Lipper, Inc. an independent mutual
application and system software allows                                                     fund performance monitor.
users to expand the capabilities of
their existing hardware. Among the
fund's largest software holdings are
VERITAS and PeopleSoft. The
semiconductor industry has,

                          AIM V.I. NEW TECHNOLOGY FUND                       151

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                                   MARKET
                                                      SHARES       VALUE
COMMON STOCKS - 94.72%

AEROSPACE & DEFENSE - 3.98%

Alliant Techsystems Inc.(a)                              4,200 $      377,580
-----------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)                     5,300        404,390
-----------------------------------------------------------------------------
Mercury Computer Systems, Inc.(a)                       21,400        943,740
=============================================================================
                                                                    1,725,710
=============================================================================

APPLICATION SOFTWARE - 15.65%

Amdocs Ltd. (United Kingdom)(a)                         13,700        737,745
-----------------------------------------------------------------------------
BEA Systems, Inc.(a)                                    12,200        374,662
-----------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                         24,700        460,161
-----------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                         16,500        511,500
-----------------------------------------------------------------------------
Lightbridge, Inc.(a)                                    17,700        343,380
-----------------------------------------------------------------------------
Mentor Graphics Corp.(a)                                18,000        315,000
-----------------------------------------------------------------------------
Mercury Interactive Corp.(a)                             7,400        443,260
-----------------------------------------------------------------------------
NVIDIA Corp.(a)                                          9,600        890,400
-----------------------------------------------------------------------------
Parametric Technology Corp.(a)                          35,200        492,448
-----------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                     22,100      1,087,983
-----------------------------------------------------------------------------
Siebel Systems, Inc.(a)                                  9,300        436,170
-----------------------------------------------------------------------------
Synopsys, Inc.(a)                                       14,400        696,816
=============================================================================
                                                                    6,789,525
=============================================================================

BIOTECHNOLOGY - 8.98%

Cephalon, Inc.(a)                                        5,900        415,950
-----------------------------------------------------------------------------
COR Therapeutics, Inc.(a)                               21,400        652,700
-----------------------------------------------------------------------------
Genzyme Corp.(a)                                         4,800        292,800
-----------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                                12,600        733,194
-----------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                           18,500      1,252,265
-----------------------------------------------------------------------------
Invitrogen Corp.(a)                                      5,900        423,620
-----------------------------------------------------------------------------
MedImmune, Inc.(a)                                       2,600        122,720
=============================================================================
                                                                    3,893,249
=============================================================================

COMPUTER HARDWARE - 1.01%

Apple Computer, Inc.(a)                                  7,100        165,075
-----------------------------------------------------------------------------
Dell Computer Corp.(a)                                  10,600        275,070
=============================================================================
                                                                      440,145
=============================================================================

COMPUTER STORAGE & PERIPHERALS - 1.76%

Electronics for Imaging, Inc.(a)                        13,500        398,250
-----------------------------------------------------------------------------
EMC Corp.(a)                                            12,500        363,125
=============================================================================
                                                                      761,375
=============================================================================

DATA PROCESSING SERVICES - 2.77%

Concord EFS, Inc.(a)                                     7,700        400,477
-----------------------------------------------------------------------------
CSG Systems International, Inc.(a)                       6,700        380,292
-----------------------------------------------------------------------------
Fiserv, Inc.(a)                                          6,600        422,268
=============================================================================
                                                                    1,203,037
=============================================================================

                                                                   MARKET
                                                      SHARES       VALUE
DIVERSIFIED FINANCIAL SERVICES - 0.52%

Instinet Group Inc.(a)                                  12,200 $      227,408
=============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.22%

Celestica Inc. (Canada)(a)                               9,900        509,850
-----------------------------------------------------------------------------
SCI Systems, Inc.(a)                                    17,800        453,900
=============================================================================
                                                                      963,750
=============================================================================

HEALTH CARE DISTRIBUTORS & SERVICES - 1.70%

Accredo Health, Inc.(a)                                 12,200        453,718
-----------------------------------------------------------------------------
Unilab Corp.(a)                                         11,200        282,240
=============================================================================
                                                                      735,958
=============================================================================

HEALTH CARE EQUIPMENT - 4.75%

Biosite Diagnostics Inc.(a)                              7,700        344,960
-----------------------------------------------------------------------------
CLOSURE Medical Corp.(a)                                18,500        424,945
-----------------------------------------------------------------------------
Cytyc Corp.(a)                                          25,000        576,250
-----------------------------------------------------------------------------
Integra LifeSciences Holdings(a)                        14,000        303,100
-----------------------------------------------------------------------------
Intuitive Surgical, Inc.(a)                             14,000        189,140
-----------------------------------------------------------------------------
Respironics, Inc.(a)                                     7,400        220,224
=============================================================================
                                                                    2,058,619
=============================================================================

HEALTH CARE SUPPLIES - 1.11%

ICU Medical, Inc.(a)                                     6,200        255,936
-----------------------------------------------------------------------------
Regeneration Technologies, Inc.(a)                      25,500        224,400
=============================================================================
                                                                      480,336
=============================================================================

INTEGRATED TELECOMMUNICATION SERVICES - 1.68%

Illuminet Holdings, Inc.(a)                             17,600        553,520
-----------------------------------------------------------------------------
Qwest Communications International Inc.                  5,500        175,285
=============================================================================
                                                                      728,805
=============================================================================

INTERNET RETAIL - 1.64%

eBay Inc.(a)                                            10,400        712,296
=============================================================================

INTERNET SOFTWARE & SERVICES - 8.54%

Check Point Software Technologies Ltd. (Israel)(a)       9,400        475,358
-----------------------------------------------------------------------------
HomeStore.com, Inc.(a)                                   7,500        262,200
-----------------------------------------------------------------------------
Hotel Reservations Network, Inc. - Class A(a)            2,600        120,978
-----------------------------------------------------------------------------
SonicWALL, Inc.(a)                                      34,300        864,703
-----------------------------------------------------------------------------
Travelocity.com Inc.(a)                                 21,800        669,260
-----------------------------------------------------------------------------
VeriSign, Inc.(a)                                       10,900        654,109
-----------------------------------------------------------------------------
Websense, Inc.(a)                                       35,600        658,600
=============================================================================
                                                                    3,705,208
=============================================================================

IT CONSULTING & SERVICES - 0.96%

Affiliated Computer Services, Inc. - Class A(a)          5,800        417,078
=============================================================================

MOVIES & ENTERTAINMENT - 1.74%

Macrovision Corp.(a)                                    11,000        753,500
=============================================================================

152                       AIM V.I. NEW TECHNOLOGY FUND

                                                        MARKET
                                           SHARES       VALUE
NETWORKING EQUIPMENT - 1.48%

Brocade Communications Systems, Inc.(a)       4,900 $      215,551
------------------------------------------------------------------
Emulex Corp.(a)                               7,000        282,800
------------------------------------------------------------------
ONI Systems Corp.(a)                          5,100        142,290
==================================================================
                                                           640,641
==================================================================

PHARMACEUTICALS - 1.73%

Biovail Corp. (Canada)(a)                     7,900        343,650
------------------------------------------------------------------
CIMA Labs Inc.(a)                             5,200        408,200
==================================================================
                                                           751,850
==================================================================

SEMICONDUCTOR EQUIPMENT - 2.24%

Brooks Automation, Inc.(a)                    3,300        152,130
------------------------------------------------------------------
KLA-Tencor Corp.(a)                           6,900        403,443
------------------------------------------------------------------
Novellus Systems, Inc.(a)                     7,300        414,567
==================================================================
                                                           970,140
==================================================================

SEMICONDUCTORS - 16.78%

Advanced Micro Devices, Inc.(a)              23,900        690,232
------------------------------------------------------------------
Analog Devices, Inc.(a)                      19,800        856,350
------------------------------------------------------------------
Applied Micro Circuits Corp.(a)              23,400        402,480
------------------------------------------------------------------
Cirrus Logic, Inc.(a)                        19,800        455,994
------------------------------------------------------------------
Intersil Corp. - Class A(a)                  17,200        626,080
------------------------------------------------------------------
Linear Technology Corp.                       9,900        437,778
------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)            8,600        380,206
------------------------------------------------------------------
Microsemi Corp.(a)                            7,000        497,000
------------------------------------------------------------------
Oak Technology, Inc.(a)                      28,400        300,756
------------------------------------------------------------------
Pixelworks, Inc.(a)                          42,500      1,518,950
------------------------------------------------------------------
QLogic Corp.(a)                               6,600        425,370
------------------------------------------------------------------
RF Micro Devices, Inc.(a)                    25,600        686,080
==================================================================
                                                         7,277,276
==================================================================

SYSTEMS SOFTWARE - 4.54%

BMC Software, Inc.(a)                        25,100        565,754
------------------------------------------------------------------
Micromuse Inc.(a)                             7,200        201,528
------------------------------------------------------------------
Network Associates, Inc.(a)                   8,300        103,335
------------------------------------------------------------------
VERITAS Software Corp.(a)                    16,500      1,097,745
==================================================================
                                                         1,968,362
==================================================================

TELECOMMUNICATIONS EQUIPMENT - 5.10%

CIENA Corp.(a)                                4,500        171,000
------------------------------------------------------------------
Comverse Technology, Inc.(a)                  6,200        357,244
------------------------------------------------------------------
Digital Lightwave, Inc.(a)                   12,100        447,216
------------------------------------------------------------------
Sonus Networks, Inc.(a)                      25,100        586,336
------------------------------------------------------------------
UTStarcom, Inc.(a)                           26,100        649,890
==================================================================
                                                         2,211,686
==================================================================

WIRELESS TELECOMMUNICATION SERVICES - 3.84%

Metro One Telecommunications, Inc.(a)        25,700      1,667,159
==================================================================
Total Common Stocks (Cost $37,912,230)                  41,083,113
==================================================================

                                                        MARKET
                                             SHARES      VALUE
MONEY MARKET FUNDS - 5.55%

STIC Liquid Assets Portfolio(b)              1,202,973 $ 1,202,973
------------------------------------------------------------------
STIC Prime Portfolio(b)                      1,202,973   1,202,973
==================================================================
Total Money Market Funds (Cost $2,405,946)               2,405,946
==================================================================
TOTAL INVESTMENTS - 100.27%
 (COST $40,318,176)                                     43,489,059
==================================================================
OTHER ASSETS LESS LIABILITIES - (0.27)%                   (115,116)
==================================================================
NET ASSETS - 100.00%                                   $43,373,943
==================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                          AIM V.I. NEW TECHNOLOGY FUND                       153

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $40,318,176)  $43,489,059
------------------------------------------------------------
Foreign currencies, at value (cost $372)                 371
------------------------------------------------------------
Receivables for:
 Investments sold                                    136,226
------------------------------------------------------------
 Fund shares sold                                      3,521
------------------------------------------------------------
 Dividends                                            12,414
------------------------------------------------------------
Investment for deferred compensation plan              9,593
============================================================
  Total assets                                    43,651,184
============================================================

LIABILITIES:

Payables for:
 Investments purchased                               141,720
------------------------------------------------------------
 Fund shares reacquired                               62,116
------------------------------------------------------------
 Deferred compensation plan                            9,593
------------------------------------------------------------
Accrued administrative services fees                  36,222
------------------------------------------------------------
Accrued operating expenses                            27,590
============================================================
  Total liabilities                                  277,241
============================================================
Net assets applicable to shares outstanding      $43,373,943
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Outstanding                                        3,753,054
============================================================
Net asset value                                  $     11.56
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends from affiliated money market funds                     $     64,337
------------------------------------------------------------------------------
Interest                                                                  255
==============================================================================
  Total investment income                                              64,592
==============================================================================

EXPENSES:

Advisory fees                                                         239,571
------------------------------------------------------------------------------
Administrative services fees                                           56,740
------------------------------------------------------------------------------
Custodian fees                                                         17,176
------------------------------------------------------------------------------
Trustees' fees                                                          5,109
------------------------------------------------------------------------------
Other                                                                  13,810
==============================================================================
  Total expenses                                                      332,406
==============================================================================
Net investment income (loss)                                         (267,814)
==============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
 AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
 Investment securities                                            (28,820,949)
------------------------------------------------------------------------------
 Foreign currencies                                                   (11,392)
==============================================================================
                                                                  (28,832,341)
==============================================================================
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                              2,651,041
------------------------------------------------------------------------------
 Foreign currencies                                                       690
==============================================================================
                                                                    2,651,731
==============================================================================
Net gain (loss) from investment securities and foreign
 currencies                                                       (26,180,610)
==============================================================================
Net increase (decrease) in net assets resulting from operations  $(26,448,424)
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

154                       AIM V.I. NEW TECHNOLOGY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                      JUNE 30,    DECEMBER 31,
                                                        2001          2000
                                                     -----------  ------------
OPERATIONS:

 Net investment income (loss)                        $  (267,814) $   758,823
------------------------------------------------------------------------------
 Net realized gain (loss) from investment securities
  and foreign currencies                             (28,832,341)  11,304,263
------------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities and
  foreign currencies                                   2,651,731  (52,362,547)
==============================================================================
  Net increase (decrease) in net assets resulting
   from operations                                   (26,448,424) (40,299,461)
==============================================================================
 Distributions to shareholders from net realized
  gains                                                       --  (11,671,573)
==============================================================================
 Share transactions - net                                512,298   12,853,339
==============================================================================
  Net increase (decrease) in net assets              (25,936,126) (39,117,695)
==============================================================================

NET ASSETS:

 Beginning of period                                  69,310,069  108,427,764
==============================================================================
 End of period                                       $43,373,943  $69,310,069
______________________________________________________________________________
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                       $57,448,437  $56,936,139
------------------------------------------------------------------------------
 Undistributed net investment income                     483,429      751,243
------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities and foreign currencies       (17,728,780)  11,103,561
------------------------------------------------------------------------------
 Unrealized appreciation of investment securities
  and foreign currencies                               3,170,857      519,126
==============================================================================
                                                     $43,373,943  $69,310,069
______________________________________________________________________________
==============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. New Technology Fund (formerly, AIM V.I. Telecommunications and Technology Fund) (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective
July 16, 2001, the Fund will offer two classes of shares, Series I and Series
II. The Fund's investment objective is long-term growth of capital.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at

                         AIM V.I. NEW TECHNOLOGY FUND                       155
    amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $56,740 of which AIM retained $24,795 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $1,280 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $81,878,437 and $80,334,502, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities    $ 5,279,680
--------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (2,108,797)
==========================================================================
Net unrealized appreciation of investment securities          $ 3,170,883
__________________________________________________________________________
==========================================================================

Investments have the same cost for tax and financial statement purposes.

156                      AIM V.I. NEW TECHNOLOGY FUND

NOTE 6 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                              JUNE 30, 2001          DECEMBER 31, 2000
                           ---------------------  ------------------------
                            SHARES     AMOUNT       SHARES       AMOUNT
                           --------  -----------  ----------  ------------
Sold                        545,407  $ 7,075,204   1,092,078  $ 34,096,743
---------------------------------------------------------------------------
Issued as reinvestment of
 dividends                       --           --     433,888    11,671,573
---------------------------------------------------------------------------
Reacquired                 (532,065)  (6,562,906) (1,076,274)  (32,914,977)
===========================================================================
                             13,342  $   512,298     449,692  $ 12,853,339
___________________________________________________________________________
===========================================================================

NOTE 7 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                 SIX MONTHS
                                                   ENDED                YEAR ENDED DECEMBER 31,
                                                  JUNE 30,      ------------------------------------------------
                                                    2001         2000       1999      1998      1997      1996
                                                 ----------     -------   --------   -------   -------   -------
Net asset value, beginning of period             $ 18.53       $ 32.96   $  20.66   $ 18.40   $ 18.14   $ 16.87
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)                      (0.07)         0.20      (0.14)    (0.01)    (0.02)    (0.05)
----------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
  realized and unrealized)                         (6.90)       (11.05)     18.46      3.99      2.59      3.31
________________________________________________________________________________________________________________
================================================================================================================
  Total from investment operations                 (6.97)       (10.85)     18.32      3.98      2.57      3.26
________________________________________________________________________________________________________________
================================================================================================================
Less distributions:
 Dividends from net investment income                 --            --         --        --        --     (0.02)
----------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains                --         (3.58)     (6.02)    (1.72)    (2.31)    (1.97)
================================================================================================================
  Total distributions                                 --         (3.58)     (6.02)    (1.72)    (2.31)    (1.99)
================================================================================================================
Net asset value, end of period                   $ 11.56       $ 18.53   $  32.96   $ 20.66   $ 18.40   $ 18.14
________________________________________________________________________________________________________________
================================================================================================================
Total return(a)                                   (37.61)%      (36.29)%   106.52%    22.11%    14.56%    19.34%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $43,374       $69,310   $108,428   $69,459   $68,186   $63,258
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
 With fee waivers                                   1.40%(b)      1.31%      1.27%     1.17%     1.11%     1.12%
================================================================================================================
 Without fee waivers                                1.40%(b)      1.31%      1.27%     1.18%     1.16%     1.17%
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income (loss)
 to average net assets                             (1.12)%(b)     0.74%     (0.62)%   (0.04)%   (0.10)%   (0.26)%
________________________________________________________________________________________________________________
================================================================================================================
Ratio of interest expense
 to average net assets                                --            --       0.01%     0.01%       --        --
_______________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                              171%          131%       124%       73%       91%       77%
________________________________________________________________________________________________________________
================================================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(b) Ratios are annualized and based on average daily net assets of $48,013,823.

                         AIM V.I. NEW TECHNOLOGY FUND                       157


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                TRANSFER AGENT AND CUSTODIAN
Owen Daly II                                        Treasurer
Formerly Director                                                                     State Street Bank and Trust Company
Cortland Trust, Inc.                                Robert G. Alley                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    COUNSEL TO THE FUNDS
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        Foley & Lardner
Magellan Insurance Company                          Melville B. Cox                   3000 K N.W., Suite 500
                                                    Vice President                    Washington, D.C. 20007
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Kramer, Levin, Naftalis & Frankel LLP
and Chief Operating Officer                         Edgar M. Larsen                   919 Third Avenue
Mercantile-Safe Deposit & Trust Co.;                Vice President                    New York, NY 10022
and President, Mercantile Bankshares
                                                    Mary J. Benson                    DISTRIBUTOR
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               A I M Distributors, Inc.
Twenty First Century Group, Inc.;                                                     11 Greenway Plaza
Formerly Member of the U.S.                         Sheri Steward Morris              Suite 100
House of Representatives                            Assistant Vice President and      Houston, TX 77046
                                                    Assistant Treasurer
Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership

SEMIANNUAL REPORT/MANAGERS'OVERVIEW

AIM V.I. VALUE FUND

FUND LOOKS TO IMPROVE FROM ROUGH MARKET        mixed, with consumer optimism rising in June   WITH POLITICAL PRESSURES IN
CONDITIONS                                     but large-scale layoffs announced at several   CALIFORNIA AND HIGH ENERGY
                                               major corporations. Jobless claims rose to a   PRICES, MANY UTILITIES COMPANY
HOW DID AIM V.I. VALUE FUND PERFORM?           five-year high in the second quarter, and      STOCKS WERE SOLD OFF...
AIM V.I. Value Fund faced a difficult          laid-off workers are having trouble finding
period for its investment strategy,            new jobs.                                      reasonable valuations. We believe
reporting a total return of -5.97% for            On the brighter side, tax legislation was   that stocks purchased at a
the six months ended June 30, 2001. Yet,       passed that will provide new and expanded      discount relative to their
the V.I. Value Fund was up 6.03% for the       benefits for retirement savings plans, as      potential for growth and the
second quarter. The S&P 500 produced           well as easing the marriage tax penalty. After underlying value of the company may
total return of -6.69% for the first six       retreating from growth stocks into more        realize greater rewards once
months of 2001.                                defensive value stocks earlier this year,      earnings start to rise. But the
                                               investors have tentatively returned to growth  earnings picture for the overall
WHAT WERE MARKET CONDITIONS LIKE OVER THE      stocks. The market gained breadth, narrowing   market has dramatically decelerated
REPORTING PERIOD?                              the gap between growth and value investments.  since the middle of last year,
In 2001, the Federal Reserve Board launched                                                   placing our strategy into a
an all-out attack on interest rates, cutting   HOW DID THIS MARKET ENVIRONMENT AFFECT         temporary downturn. We are
them six times in the first half of the year   THE FUND?                                      optimistic that Fed rate cuts will
Annualized GDP growth was 1.3% for the first   AIM V.I. Value Fund faced a difficult period   eventually lead to earnings growth.
quarter, only a slight improvement from        for its investment strategy, called growth at     The fund continues to perform
the 1% GDP growth rate in the fourth quarter   a reasonable price, or GARP. Basically, we     relatively well in a difficult
of last year. Other economic data remained     look for positive earnings growth trends at    market; managers have kept it to
                                                                                              a steady course and the fund has
PORTFOLIO COMPOSITION                                                                         slightly outperformed the S&P 500
                                                                                              since the beginning of the year.
As of 6/30/01, based on total net assets                                                      Being overweight in the consumer
                                                                                              discretionary, health care and
TOP 10 EQUITY HOLDINGS                         TOP 10 INDUSTRIES                              financial sectors, and underweight
-------------------------------------          -----------------------------------------      in both telecom services and
 1. American International                      1. Diversified Financial Services  12.8%      information technology helped
    Group, Inc.                  3.9%                                                         recent performance.
-------------------------------------          -----------------------------------------         Consumer discretionary holdings
 2. Comcast Corp.--Class A       3.9            2. Pharmaceuticals                  7.7       as of June 30, 2001, continue to
-------------------------------------          -----------------------------------------      focus on cable companies Comcast
 3. Cox Communications, Inc.--   3.8            3. Broadcasting & Cable TV          7.7       and Cox, on advertising-services
    Class A                                                                                   agency Omnicom and on AOL Time
-------------------------------------          -----------------------------------------      Warner. Managers believe that
 4. First Data Corp.             3.7            4. Industrial Conglomerates         5.7       these stocks meet the fund's
-------------------------------------          -----------------------------------------      investment criteria, showing
 5. Pfizer Inc.                  3.7            5. Data Processing Services         5.1       good, sustainable earnings growth,
-------------------------------------          -----------------------------------------      strong earnings momentum, and
 6. Tyco International Ltd.      3.2            6. Multi-Line Insurance             4.6       reasonable valuation. In the
-------------------------------------          -----------------------------------------      financial area, managers found
 7. Citigroup Inc.               3.1            7. Integrated Oil & Gas             4.2       good valuations and performance in
-------------------------------------          -----------------------------------------      the mortgage sector, with holdings
 8. AOL Time Warner Inc.         3.0            8. Managed Health Care              3.7       like Fannie Mae and Freddie Mac.
-------------------------------------          -----------------------------------------      Top 10 holding Citigroup has
 9. Omnicom Group Inc.           2.9            9. Movies & Entertainment           3.0       performed well. Its broad
-------------------------------------          -----------------------------------------      diversification--a good mix of
10. Target Corp.                 2.9           10. Advertising                      2.9       consumer and commercial, domestic
                                                                                              and international
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

                              AIM V.I. VALUE FUND                            159

SEMIANNUAL REPORT / MANAGERS' OVERVIEW

   ...IT ALLOWS THE FUND TO BE FULLY      more cheap, by investing in companies        AVERAGE ANNUAL TOTAL RETURNS
        DIVERSIFIED AND GIVES US THE      with good valuations and positive
             OPPORTUNITY TO BE FULLY      fundamental momentum. We will continue       As of 6/30/01
                         INFORMED...      to look for great companies at good          --------------------------
                                          prices. We also will maintain our            Inception (5/5/93)  15.32%
businesses--has been a benefit. In the    bottom-up stock selection strategy,          --------------------------
technology area, First Data (another      picking stocks based on company              5 years             13.20
Top 10 holding) has worked well.          fundamentals rather than broad               --------------------------
Because the company has a recurring       economic  predictions. The fund's            1 year             -19.53
revenue stream we consider it a           strong performance history bears             --------------------------
defensive tech holding.                   out our belief in this strategy.
   While it's still relatively small--                                                 Past performance cannot guarantee
approximately 4% of the portfolio--we     WHAT WERE SOME OF THE FUND'S                 comparable future results. DUE TO
have increased the fund's utilities       TOP  HOLDINGS?                               RECENT SIGNIFICANT MARKET
weighting. With political pressures in    . American International Group provides      VOLATILITY, RESULTS OF AN
California and high energy prices,          a variety of insurance and insurance-      INVESTMENT MADE TODAY MAY DIFFER
many utility company stocks were sold       related services all around the world.     SUBSTANTIALLY FROM THE HISTORICAL
off by the markets. We think the lower      The company writes a broad range of        PERFORMANCE SHOWN. CALL YOUR
prices for these stocks create an           insurance and also provides financial      FINANCIAL ADVISOR FOR MORE CURRENT
opportunity for them as growth stocks.      services to consumers and businesses.      PERFORMANCE.
   Following a difficult time last year   . First Data Corporation is the leading
for the GARP investment style--because      provider of services to facilitate            The economy is still growing,
few companies with above-average growth     electronic commerce. Its best-known        albeit at a slower pace. There are
sold at discount prices--2001 has begun     brand is Western Union, for money          areas of the market that continue
a turnaround. The number of stocks in       transfer. It is also a major provider      to perform well, including financials,
the portfolio was 61 as of June 30. We      of transaction processing and servicing    energy, utilities and health care.
believe that holding about 60 stocks        for credit card issuers.                   Prices of many stocks have been brought
offers the optimum balance: it allows     . Cox Communications provides cable TV       to more reasonable levels. With stock
the fund to be fully diversified and        service to six million U.S. customers.     prices attractive, we consider the
gives us  the opportunity to be fully       The company leads the industry in its      current market to be an excellent
informed about each stock.                  ability to provide multiple services--     buying opportunity.
                                            like high-speed Internet access and
WHAT STEPS ARE BEING TAKEN TO IMPROVE       telephone service--over its cable          AIM V.I. Value Fund seeks to achieve
FUND PERFORMANCE?                           infrastructure.                            long-term growth of capital. Income
Throughout this difficult environment,                                                 is a secondary objective. The fund
we have stayed true to our GARP           ANY CLOSING THOUGHTS?                        seeks to meet these investment
investment discipline because we          Markets may remain uncertain for some        objectives by investing primarily in
believe it works well over time. While    time and no one can predict when that        undervalued equity securities.
past performance cannot guarantee         will change. There are some causes for
comparable future results, the fund's     a more positive outlook. The Federal            The performance figures in this
long-term results remain strong. We       Reserve has cut overnight rates six          report, which represent AIM V.I. Value
intend to maintain a portfolio of         times the first half of 2001. Inflation      Fund, are not intended to reflect
companies with strong earnings growth,    and unemployment remain low, tax cut         actual annuity values, and they do not
positive earnings momentum and            legislation has passed in the U.S., and      reflect charges at the separate-account
attractive valuations.                    many analysts believe the Fed could          level and these changes would reduce
   We will continue to avoid the trap     continue to cut rates over the next          the total return. The fund's performance
of buying a stock simply because it's     several months. Historically, declining      figures are historical, and they reflect
cheap, only to watch it become even       interest rates bode well for stocks.         fund expenses, the reinvestment of
                                                                                       distributions and changes in net asset
                                                                                       value. The fund's investment return and
                                                                                       principal value will fluctuate, so fund
                                                                                       shares, when redeemed, may be worth more
                                                                                       or less than their original cost.

                                                                                          The unmanaged Standard & Poor's
                                                                                       Composite Index of 500 Stocks
                                                                                       (the S&P 500) represents the
                                                                                       performance of the stock market.
                                                                                          An investment cannot be made in
                                                                                       an index. Unless otherwise indicated,
                                                                                       index results include reinvested
                                                                                       dividends and they do not reflect
                                                                                       charges or fund expenses.


160                           AIM V.I. VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2001
(Unaudited)

                                                                  MARKET
                                                    SHARES        VALUE
COMMON STOCKS & OTHER EQUITY

INTERESTS - 89.92%

ADVERTISING - 2.94%

Omnicom Group Inc.                                    925,100 $   79,558,600
============================================================================

APPLICATION SOFTWARE - 1.31%

Amdocs Ltd. (United Kingdom)(a)                       495,700     26,693,445
----------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                   178,000      8,762,940
============================================================================
                                                                  35,456,385
============================================================================

BANKS - 1.33%

Bank of New York Co., Inc. (The)                      750,000     36,000,000
============================================================================

BROADCASTING & CABLE TV - 7.68%

Comcast Corp. - Class A(a)                          2,399,800    104,151,320
----------------------------------------------------------------------------
Cox Communications, Inc. - Class A(a)               2,340,000    103,662,000
============================================================================
                                                                 207,813,320
============================================================================

COMPUTER & ELECTRONICS RETAIL - 1.14%

Best Buy Co., Inc.(a)                                 485,000     30,807,200
============================================================================

COMPUTER HARDWARE - 0.47%

Compaq Computer Corp.                                 813,000     12,593,370
============================================================================

COMPUTER STORAGE & PERIPHERALS - 0.60%

EMC Corp.(a)                                          560,000     16,268,000
============================================================================

DATA PROCESSING SERVICES - 5.09%

Automatic Data Processing, Inc.                       742,300     36,892,310
----------------------------------------------------------------------------
First Data Corp.                                    1,570,000    100,872,500
============================================================================
                                                                 137,764,810
============================================================================

DIVERSIFIED FINANCIAL SERVICES - 12.82%

American Express Co.                                  733,000     28,440,400
----------------------------------------------------------------------------
Citigroup Inc.                                      1,591,200     84,079,008
----------------------------------------------------------------------------
Fannie Mae                                            585,000     49,812,750
----------------------------------------------------------------------------
Freddie Mac                                           920,700     64,449,000
----------------------------------------------------------------------------
J.P. Morgan Chase & Co.                             1,384,100     61,730,860
----------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                      908,000     58,320,840
============================================================================
                                                                 346,832,858
============================================================================

DRUG RETAIL - 1.40%

Walgreen Co.                                        1,106,900     37,800,635
============================================================================

ELECTRIC UTILITIES  - 1.53%

Calpine Corp.(a)                                      115,000      4,347,000
----------------------------------------------------------------------------
Duke Energy Corp.                                     515,000     20,090,150
----------------------------------------------------------------------------
Mirant Corp.(a)                                       494,000     16,993,600
============================================================================
                                                                  41,430,750
============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.87%

Celestica Inc. (Canada)(a)                            928,500     47,817,750
----------------------------------------------------------------------------
Solectron Corp.(a)                                    145,000      2,653,500
============================================================================
                                                                  50,471,250
============================================================================

                                                                  MARKET
                                                    SHARES        VALUE
FOOD RETAIL - 2.78%

Kroger Co. (The)(a)                                   924,400 $   23,110,000
----------------------------------------------------------------------------
Safeway Inc.(a)                                     1,082,900     51,979,200
============================================================================
                                                                  75,089,200
============================================================================

GENERAL MERCHANDISE STORES - 2.91%

Target Corp.                                        2,275,000     78,715,000
============================================================================

HEALTH CARE EQUIPMENT - 1.57%

Baxter International Inc.                             609,000     29,841,000
----------------------------------------------------------------------------
Guidant Corp.(a)                                      350,000     12,600,000
============================================================================
                                                                  42,441,000
============================================================================

HEALTH CARE FACILITIES - 1.95%

HCA Inc.                                            1,169,600     52,854,224
============================================================================

HOUSEHOLD PRODUCTS - 0.97%

Kimberly-Clark Corp.                                  468,200     26,172,380
============================================================================

INDUSTRIAL CONGLOMERATES - 5.71%

General Electric Co.                                1,395,500     68,030,625
----------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                   1,584,000     86,328,000
============================================================================
                                                                 154,358,625
============================================================================

INTEGRATED OIL & GAS - 4.20%

BP Amoco PLC - ADR (United Kingdom)                 1,031,000     51,395,350
----------------------------------------------------------------------------
Chevron Corp.                                         289,000     26,154,500
----------------------------------------------------------------------------
Exxon Mobil Corp.                                     411,800     35,970,730
============================================================================
                                                                 113,520,580
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES - 0.48%

Qwest Communications International Inc.               403,000     12,843,610
============================================================================

INTERNET SOFTWARE & SERVICES - 0.39%

Check Point Software Technology Ltd. (Israel)(a)      211,000     10,670,270
============================================================================

MANAGED HEALTH CARE - 3.70%

CIGNA Corp.                                           371,900     35,635,458
----------------------------------------------------------------------------
UnitedHealth Group Inc.                             1,045,000     64,528,750
============================================================================
                                                                 100,164,208
============================================================================

MOVIES & ENTERTAINMENT - 3.00%

AOL Time Warner Inc.(a)                             1,530,100     81,095,300
============================================================================

MULTI-LINE INSURANCE - 4.61%

American International Group, Inc.                  1,237,100    106,390,600
----------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)         267,400     18,290,160
============================================================================
                                                                 124,680,760
============================================================================

MULTI-UTILITIES - 2.33%

Enron Corp.                                           578,000     28,322,000
----------------------------------------------------------------------------
Williams Cos., Inc. (The)                           1,056,600     34,814,970
============================================================================
                                                                  63,136,970
============================================================================

                              AIM V.I. VALUE FUND                            161

                                                                    MARKET
                                                      SHARES        VALUE
NETWORKING EQUIPMENT - 0.86%

Brocade Communications Systems, Inc.(a)                 188,900 $    8,309,711
------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                  820,000     14,924,000
==============================================================================
                                                                    23,233,711
==============================================================================

OIL & GAS DRILLING - 1.01%

Transocean Sedco Forex Inc.                             664,500     27,410,625
==============================================================================

PHARMACEUTICALS - 7.70%

Abbott Laboratories                                     410,000     19,684,100
------------------------------------------------------------------------------
Allergan, Inc.                                           52,500      4,488,750
------------------------------------------------------------------------------
Johnson & Johnson                                     1,306,200     65,310,000
------------------------------------------------------------------------------
Pfizer Inc.                                           2,491,300     99,776,565
------------------------------------------------------------------------------
Schering-Plough Corp.                                   529,000     19,170,960
==============================================================================
                                                                   208,430,375
==============================================================================

PROPERTY & CASUALTY INSURANCE - 0.18%

St. Paul Co., Inc. (The)                                 96,100      4,871,309
==============================================================================

SEMICONDUCTOR EQUIPMENT - 0.55%

Applied Materials, Inc.(a)                              220,000     10,802,000
------------------------------------------------------------------------------
Teradyne, Inc.(a)                                       125,000      4,137,500
==============================================================================
                                                                    14,939,500
==============================================================================

SEMICONDUCTORS - 1.56%

Analog Devices, Inc.(a)                                 975,000     42,168,750
==============================================================================

SOFT DRINKS - 1.02%

PepsiCo, Inc.                                           625,000     27,625,000
==============================================================================

SYSTEMS SOFTWARE - 1.44%

Microsoft Corp.(a)                                      280,400     20,469,200
------------------------------------------------------------------------------
Oracle Corp.(a)                                         970,000     18,430,000
==============================================================================
                                                                    38,899,200
==============================================================================

TELECOMMUNICATIONS EQUIPMENT - 0.59%

Nokia Oyj - ADR (Finland)                               729,000     16,067,160
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES - 2.23%

Nextel Communications, Inc. - Class A(a)              3,442,900     60,250,750
==============================================================================
Total Common Stocks & Other Equity Interests (Cost
 $2,277,234,181)                                                 2,432,435,685
==============================================================================


                                                    PRINCIPAL       MARKET
                                                     AMOUNT         VALUE
U.S. TREASURY SECURITIES - 0.33%

U.S. TREASURY BILLS - 0.33%

 3.44%, 09/20/01 (Cost $8,931,150)(b)             $9,000,000(c) $    8,931,780
==============================================================================

                                                     SHARES
MONEY MARKET FUNDS - 9.97%

STIC Liquid Assets Portfolio(d)                     134,884,525    134,884,525
------------------------------------------------------------------------------
STIC Prime Portfolio(d)                             134,884,525    134,884,525
==============================================================================
Total Money Market Funds (Cost $269,769,050)                       269,769,050
==============================================================================
TOTAL INVESTMENTS - 100.22%
 (COST $2,555,934,381)                                           2,711,136,515
==============================================================================
OTHER ASSETS LESS LIABILITIES - (0.22%)                             (5,880,514)
==============================================================================
NET ASSETS - 100.00%                                            $2,705,256,001
==============================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) U.S. Treasury bills are traded on a discount basis. The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 6.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

162                           AIM V.I. VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost $2,555,934,381)  $2,711,136,515
------------------------------------------------------------------
Receivables for:
 Investments sold                                       12,916,688
------------------------------------------------------------------
 Variation margin                                          364,250
------------------------------------------------------------------
 Fund shares sold                                        2,229,384
------------------------------------------------------------------
 Dividends                                               1,647,268
------------------------------------------------------------------
Investment for deferred compensation plan                   55,822
==================================================================
  Total assets                                       2,728,349,927
==================================================================

LIABILITIES:

Payables for:
 Investments purchased                                  16,710,744
------------------------------------------------------------------
 Fund shares reacquired                                  2,032,116
------------------------------------------------------------------
 Foreign currency contracts closed                         132,173
------------------------------------------------------------------
 Foreign currency contracts outstanding                    417,757
------------------------------------------------------------------
 Deferred compensation plan                                 55,822
------------------------------------------------------------------
Accrued administrative services fees                     3,436,576
------------------------------------------------------------------
Accrued operating expenses                                 308,738
==================================================================
  Total liabilities                                     23,093,926
==================================================================
Net assets applicable to shares outstanding         $2,705,256,001
__________________________________________________________________
==================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Outstanding                                            105,355,704
==================================================================
Net asset value                                     $        25.68
__________________________________________________________________
==================================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $87,660)           $   7,772,269
------------------------------------------------------------------------------
Dividends from affiliated money market funds                        7,041,112
------------------------------------------------------------------------------
Interest                                                              200,888
==============================================================================
  Total investment income                                          15,014,269
______________________________________________________________________________
==============================================================================

EXPENSES:

Advisory fees                                                       8,095,202
------------------------------------------------------------------------------
Administrative services fees                                        2,919,407
------------------------------------------------------------------------------
Custodian fees                                                        150,350
------------------------------------------------------------------------------
Trustees' fees                                                         10,694
------------------------------------------------------------------------------
Other                                                                 305,051
==============================================================================
  Total expenses                                                   11,480,704
==============================================================================
Net investment income                                               3,533,565
==============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
 SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS,
 FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
 Investment securities                                           (121,565,394)
------------------------------------------------------------------------------
 Foreign currency contracts                                           465,559
------------------------------------------------------------------------------
 Futures contracts                                                 (8,641,660)
------------------------------------------------------------------------------
 Option contracts written                                           4,912,831
==============================================================================
                                                                 (124,828,664)
==============================================================================
Change in net unrealized appreciation (depreciation) of:
 Investment securities                                            (44,896,470)
------------------------------------------------------------------------------
 Foreign currencies                                                       423
------------------------------------------------------------------------------
 Foreign currency contracts                                         2,857,956
------------------------------------------------------------------------------
 Futures contracts                                                 (2,947,348)
------------------------------------------------------------------------------
 Option contracts written                                          (4,954,658)
==============================================================================
                                                                  (49,940,097)
==============================================================================
Net gain (loss) from investment securities, foreign
 currencies, foreign currency contracts, futures contracts and
 option contracts                                                (174,768,761)
==============================================================================
Net increase (decrease) in net assets resulting from
 operations                                                     $(171,235,196)
______________________________________________________________________________
==============================================================================


See Notes to Financial Statements.

                              AIM V.I. VALUE FUND                            163

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2001 and the year ended December 31, 2000

                                                JUNE 30,      DECEMBER 31,
                                                  2001            2000
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $    3,533,565  $    3,325,675
----------------------------------------------------------------------------
 Net realized gain (loss) from investment
  securities, foreign currency contracts,
  futures contracts and option contracts       (124,828,664)     33,091,357
----------------------------------------------------------------------------
 Change in net unrealized appreciation
  (depreciation) of investment securities,
  foreign currencies, foreign currency
  contracts, futures contracts and option
  contracts                                     (49,940,097)   (491,353,794)
============================================================================
  Net increase (decrease) in net assets
   resulting from operations                   (171,235,196)   (454,936,762)
============================================================================
 Distributions to shareholders from net
  investment income                                      --      (3,445,134)
----------------------------------------------------------------------------
 Distributions to shareholders from net
  realized gains                                         --    (120,019,734)
----------------------------------------------------------------------------
 Share transactions - net                       130,330,616     941,195,640
============================================================================
  Net increase (decrease) in net assets         (40,904,580)    362,794,010
============================================================================

NET ASSETS:

 Beginning of period                          2,746,160,581   2,383,366,571
============================================================================
 End of period                               $2,705,256,001  $2,746,160,581
____________________________________________________________________________
============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest               $2,652,054,597  $2,521,723,981
----------------------------------------------------------------------------
 Undistributed net investment income              6,791,842       3,258,277
----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities, foreign currency
  contracts, futures contracts and option
  contracts                                    (104,259,440)     20,569,224
----------------------------------------------------------------------------
 Unrealized appreciation of investment
  securities, foreign currencies, foreign
  currency contracts, futures contracts and
  option contracts                              150,669,002     200,609,099
============================================================================
                                             $2,705,256,001  $2,746,160,581
____________________________________________________________________________
============================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Value Fund (the "Fund") is a series portfolio of AIM Variable
Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of sixteen separate portfolios. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Effective July 16, 2001, the Fund will offer two classes of shares, Series I and Series II. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

164                           AIM V.I. VALUE FUND

    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions - Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
     Outstanding foreign currency contracts at June 30, 2001 were as follows:

                          CONTRACT TO                     UNREALIZED
SETTLEMENT           ----------------------              APPRECIATION
   DATE     CURRENCY  DELIVER     RECEIVE      VALUE    (DEPRECIATION)
----------  --------  -------   ----------- ----------- --------------
08/30/01      CAD    53,950,000 $34,946,665 $35,493,857   $(547,192)
----------------------------------------------------------------------
08/31/01      EUR    14,750,000  12,617,545  12,488,110     129,435
======================================================================
                                $47,564,210 $47,981,967   $(417,757)
======================================================================

G. Covered Call Options - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
H. Futures Contracts - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million.
 Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the six months ended June 30, 2001, the Fund paid AIM $2,919,407 of which AIM retained $82,317 for such services.
 The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
 Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
 During the six months ended June 30, 2001, the Fund paid legal fees of $2,688 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.
                              AIM V.I. VALUE FUND                            165

NOTE 4 - BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2001 was $707,151,024 and $583,912,868, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of investment securities    $ 328,894,960
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (183,037,351)
============================================================================
Net unrealized appreciation of investment securities          $ 145,857,609
============================================================================

Cost of investments for tax purposes is $2,565,278,906.

NOTE 6 - FUTURES CONTRACTS

On June 30, 2001, $5,946,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of June 30, 2001 were as follows:

                                                                 UNREALIZED
                             NO. OF      MONTH/      MARKET    APPRECIATION/
  CONTRACT                  CONTRACTS  COMMITMENT     VALUE    (DEPRECIATION)
-------------               --------- ------------ ----------- --------------
S&P 500 Index                  310    Sep. 01/Long $95,456,750  $(4,115,376)
============================================================================

NOTE 7 - CALL OPTION CONTRACTS

Transactions in call options written during the six months ended June 30, 2001 are summarized as follows:

                                                       CALL OPTION CONTRACTS
                                                       ---------------------
                                                       NUMBER OF  PREMIUMS
                                                       CONTRACTS  RECEIVED
                                                       --------- -----------
Beginning of period                                     8,659   $ 7,644,639
----------------------------------------------------------------------------
Closed                                                 (1,700)   (1,056,956)
----------------------------------------------------------------------------
Exercised                                              (3,120)   (2,600,636)
----------------------------------------------------------------------------
Expired                                                (3,839)   (3,987,047)
============================================================================
End of period                                              --   $        --
============================================================================

166                           AIM V.I. VALUE FUND

NOTE 8 - SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                             JUNE 30, 2001             DECEMBER 31, 2000
                        -------------------------  --------------------------
                          SHARES       AMOUNT        SHARES        AMOUNT
                        ----------  -------------  ----------  --------------
Sold                    13,257,416  $ 350,042,403  34,419,619  $1,119,217,487
------------------------------------------------------------------------------
Issued as reinvestment
 of dividends                   --             --   4,458,825     123,464,868
------------------------------------------------------------------------------
Reacquired              (8,490,654)  (219,711,787) (9,435,305)   (301,486,715)
==============================================================================
                         4,766,762  $ 130,330,616  29,443,139  $  941,195,640
______________________________________________________________________________
==============================================================================

NOTE 9 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   SIX MONTHS
                                                     ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30,      -------------------------------------------------------
                                                      2001         2000(a)      1999(a)       1998       1997      1996
                                                   ----------     ----------   ----------  ----------  --------  --------
Net asset value, beginning of period            $    27.30     $    33.50   $    26.25  $    20.83  $  17.48  $  16.11
======================================================================================================================
Income from investment operations:
 Net investment income                                0.03           0.04         0.06        0.09      0.08      0.30
----------------------------------------------------------------------------------------------------------------------
 Net gains (losses) on securities (both
  realized and unrealized)                           (1.65)         (4.94)        7.76        6.59      4.05      2.09
======================================================================================================================
  Total from investment operations                   (1.62)         (4.90)        7.82        6.68      4.13      2.39
======================================================================================================================
Less distributions:
 Dividends from net investment income                   --          (0.04)       (0.09)      (0.13)    (0.19)    (0.10)
----------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gains                  --          (1.26)       (0.48)      (1.13)    (0.59)    (0.92)
======================================================================================================================
  Total distributions                                   --          (1.30)       (0.57)      (1.26)    (0.78)    (1.02)
======================================================================================================================
Net asset value, end of period                  $    25.68     $    27.30   $    33.50  $    26.25  $  20.83  $  17.48
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                      (5.93)%       (14.68)%      29.90%      32.41%    23.69%    15.02%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $2,705,256     $2,746,161   $2,383,367  $1,221,384  $690,841  $369,735
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets               0.86%(c)       0.84%        0.76%       0.66%     0.70%     0.73%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of net investment income
 to average net assets                                0.26%(c)       0.12%        0.20%       0.68%     1.05%     2.00%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                 24%            62%          62%        100%      127%      129%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c) Ratios are annualized and based on average daily net assets of $2,698,902,714.

                              AIM V.I. VALUE FUND                           167


BOARD OF TRUSTEES                                   OFFICERS                          OFFICE OF THE FUND

Robert H. Graham                                    Robert H. Graham                  11 Greenway Plaza
Chairman, President and Chief                       Chairman and President            Suite 100
Executive Officer                                                                     Houston, TX 77046
A I M Management Group Inc.                         Carol F. Relihan
                                                    Senior Vice President and         INVESTMENT ADVISOR
Bruce L. Crockett                                   Secretary
Director                                                                              A I M Advisors, Inc.
ACE Limited;                                        Gary T. Crum                      11 Greenway Plaza
Formerly Director, President, and                   Senior Vice President             Suite 100
Chief Executive Officer                                                               Houston, TX 77046
COMSAT Corporation                                  Dana R. Sutton
                                                    Vice President and                TRANSFER AGENT AND CUSTODIAN
Owen Daly II                                        Treasurer
Formerly Director                                                                     State Street Bank and Trust Company
Cortland Trust, Inc.                                Robert G. Alley                   225 Franklin Street
                                                    Vice President                    Boston, MA 02110
Albert R. Dowden
Chairman,                                           Stuart W. Coco                    COUNSEL TO THE FUNDS
Cortland Trust, Inc. and                            Vice President
DHJ Media, Inc.; and Director,                                                        Foley & Lardner
Magellan Insurance Company                          Melville B. Cox                   3000 K N.W., Suite 500
                                                    Vice President                    Washington, D.C. 20007
Edward K. Dunn, Jr.
Formerly, Chairman, Mercantile                      Karen Dunn Kelley                 COUNSEL TO THE TRUSTEES
Mortgage Corp.;                                     Vice President
Vice Chairman, President                                                              Kramer, Levin, Naftalis & Frankel LLP
and Chief Operating Officer                         Edgar M. Larsen                   919 Third Avenue
Mercantile-Safe Deposit & Trust Co.;                Vice President                    New York, NY 10022
and President, Mercantile Bankshares
                                                    Mary J. Benson                    DISTRIBUTOR
Jack M. Fields                                      Assistant Vice President and
Chief Executive Officer,                            Assistant Treasurer               A I M Distributors, Inc.
Twenty First Century Group, Inc.;                                                     11 Greenway Plaza
Formerly Member of the U.S.                         Sheri Steward Morris              Suite 100
House of Representatives                            Assistant Vice President and      Houston, TX 77046
                                                    Assistant Treasurer
Carl Frischling
Partner
Kramer, Levin, Naftalis & Frankel LLP

Prema Mathai-Davis
Member, Visiting Committee, Harvard
University Graduate School of Education,
New School University.
Formerly Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper (law firm)

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership

168